UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23161
Nushares ETF Trust

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Diana R. Gonzalez
Vice President and Secretary
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917-7700
Date of fiscal year end: July 31
Date of reporting period: July 31, 2025

Item 1.	Reports to Stockholders.

Annual Shareholder Report July 31, 2025

Nuveen AA‑BBB CLO ETF
NCLO/NYSE Arca

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen AA‑BBB CLO ETF for the period of December 10, 2024 to July 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen AA‑BBB CLO ETF	$27	0.26%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen AA‑BBB CLO ETF returned 3.94% for Common Shares at net asset value (NAV) for the abbreviated reporting period from the Fund’s launch on December 10, 2024, through July 31, 2025. The Fund performed in line with the JP Morgan CLO A Index, which returned 4.14%.

•  Top contributors to relative performance

•  Active management and tactical rotation, with a tilt toward higher-rated, more liquid collateralized loan obligation (CLO) debt.

•  Security selection and manager rotation that favored relative value across the capital stack while seeking to manage downside risk.

•  Top detractors from relative performance

•  Exposure to A‑rated tranches.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 10, 2024 through July 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

Since Inception (12/10/24)

NAV	3.94%

Bloomberg U.S. Aggregate Bond Index	1.97%

JP Morgan CLO A Index	4.14%

S&P UBS Leveraged Loan Index	4.09%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2025)

Fund net assets	$101,776,844

Total number of portfolio holdings	69

Portfolio turnover (%)	25%

Total management fees paid for the year	$ 133,251

What did the Fund invest in? (as of July 31, 2025)

(1) The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P730_AR_0725 4715837

3

Annual Shareholder Report July 31, 2025

Nuveen Core Plus Bond ETF
NCPB/NASDAQ Stock Market LLC

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Core Plus Bond ETF for the period of August 1, 2024 to July 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Core Plus Bond ETF	$32	0.31%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Plus Bond ETF (NCPB) returned 3.88% for Common Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 3.38%.

•  Top contributors to relative performance

•  Exposure to higher-yielding spread sectors, particularly corporate bonds, including high- yield corporate and emerging market debt.

•  Underweight allocation to U.S. Treasury bonds.

•  Security selection within corporate bonds, asset-backed securities and commercial mortgage-backed securities.

•  Top detractors from relative performance

•  Underweight to the two‑year segment of yield curve.

•  Overweight to the 30‑year segment of the yield curve.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 5, 2024 through July 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	Since Inception (3/5/24)

NAV	3.88%	4.92%

Bloomberg U.S. Aggregate Bond Index	3.38%	4.29%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2025)

Fund net assets	$55,581,992

Total number of portfolio holdings	371

Portfolio turnover (%)	143%

Total management fees paid for the year	$ 156,836

What did the Fund invest in? (as of July 31, 2025)

(1) The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

How has the Fund changed?
Portfolio manager updates: Effective February 11, 2025, Kristal Seales, CFA has been added as a portfolio manager of the Fund. Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal period March 5, 2024 (commencement of operations) through July 31, 2024, and for the subsequent interim period through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P763_AR_0725 4715857

4

Annual Shareholder Report July 31, 2025

Nuveen Enhanced Yield U.S. Aggregate Bond ETF
NUAG/NYSE Arca

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Enhanced Yield U.S. Aggregate Bond ETF for the period of August 1, 2024 to July 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Enhanced Yield U.S. Aggregate Bond ETF	$20	0.20%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)’s total return at net asset value (NAV) was 4.05% for the 12 months ended July 31, 2025. The Fund’s custom index, the ICE BofA Enhanced Yield U.S. Broad Bond Index, returned 4.21%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with the representative sampling process. The representative sampling process utilizes a subset of index securities in an effort to provide exposure similar to that of the custom index.

•  During the reporting period, the Fund’s custom index outperformed the Fund’s base index, the ICE BofA U.S. Broad Market Index, which returned 3.40%.

•  Performance drivers between the Fund’s custom index and base index during the reporting period:

•  The top contributor to the custom index’s relative performance was an underweight to US treasury bonds, which generally underperformed spread sectors over the reporting period.

•  There were no material detractors from the custom index’s relative performance during the reporting period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 14, 2016 through July 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/14/16)

NAV	4.05%	(0.84)%	1.46%

ICE BofA U.S. Broad Market Index	3.40%	(1.10)%	1.31%

ICE BofA Enhanced Yield U.S. Broad Bond Index	4.21%	(0.45)%	1.80%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2025)

Fund net assets	$58,641,275

Total number of portfolio holdings	896

Portfolio turnover (%)	47%

Total management fees paid for the year	$ 84,532

What did the Fund invest in? (as of July 31, 2025)

(1) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

How has the Fund changed?
Management fees: Effective May 1, 2025, the Fund’s contractual management fee was reduced to 0.18% from 0.20%.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended July 31, 2024 and July 31, 2023, and for the subsequent interim period through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P102_AR_0725 4715863

4

Annual Shareholder Report July 31, 2025

Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF
NUSA/NYSE Arca

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF for the period of August 1, 2024 to July 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF	$15	0.15%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF (NUSA)’s total return at net asset value (NAV) was 4.54% for the 12 months ended July 31, 2025. The Fund’s custom index, the Bloomberg MSCI 1‑5 Year U.S. Aggregate ESG Select Index, returned 4.76%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with the representative sampling process. The representative sampling process utilizes a subset of index securities in an effort to provide exposure similar to that of the custom index.

•  During the reporting period, the Fund’s custom index underperformed the Fund’s base index, the Bloomberg 1‑5 Year U.S. Aggregate Bond Index, which returned 4.79%.

•  Sector allocations and performance were consistent in both the custom index and base index, and there were no material contributors or detractors between the custom index and base index over the reporting period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 31, 2017 through July 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (3/31/17)

NAV	4.54%	1.11%	2.09%

Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07)%	1.58%

Bloomberg 1‑5 Year U.S. Aggregate Bond Index	4.79%	1.06%	1.97%

NUSA Custom Index*	4.76%	1.33%	2.31%
* The NUSA Custom Index is defined as the linked returns between the Bloomberg MSCI 1-5 Year U.S. Aggregate ESG Select index (effective July 1, 2023) and the ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond Index (through market close on June 30, 2023).
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2025)

Fund net assets	$32,579,154

Total number of portfolio holdings	305

Portfolio turnover (%)	38%

Total management fees paid for the year	$ 43,576

What did the Fund invest in? (as of July 31, 2025)

(1) The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended July 31, 2024 and July 31, 2023, and for the subsequent interim period through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P110_AR_0725 4715870

4

Annual Shareholder Report July 31, 2025

Nuveen ESG High Yield Corporate Bond ETF
NUHY/NYSE Arca

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen ESG High Yield Corporate Bond ETF for the period of August 1, 2024 to July 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG High Yield Corporate Bond ETF	$31	0.30%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen ESG High Yield Corporate Bond ETF (NUHY)’s total return at net asset value (NAV) was 8.34% for the 12 months ended July 31, 2025. The Fund’s custom index, the Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index, returned 8.47%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with the representative sampling process. The representative sampling process utilizes a subset of index securities in an effort to provide exposure similar to that of the custom index.

•  During the reporting period, the Fund’s custom index performed in line with the Fund’s base index, the Bloomberg U.S. High Yield Very Liquid Index, which returned 8.33%.

•  Performance drivers between the Fund’s custom index and base index during the reporting period:

•  The top contributor to the custom index’s relative performance was security selection in consumer cyclical bonds within the industrial sector.

•  There were no material detractors between the custom index and base index over the reporting period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 25, 2019 through July 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/25/19)

NAV	8.34%	3.60%	3.38%

Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07)%	0.45%

Bloomberg U.S. High Yield Very Liquid Index	8.33%	4.57%	4.40%

Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index	8.47%	3.96%	3.73%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2025)

Fund net assets	$97,011,518

Total number of portfolio holdings	395

Portfolio turnover (%)	49%

Total management fees paid for the year	$278,691

What did the Fund invest in? (as of July 31, 2025)

(1) The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended July 31, 2024 and July 31, 2023, and for the subsequent interim period through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P854_AR_0725 4715879

4

Annual Shareholder Report July 31, 2025

Nuveen ESG U.S. Aggregate Bond ETF
NUBD/NYSE Arca

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen ESG U.S. Aggregate Bond ETF for the period of August 1, 2024 to July 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG U.S. Aggregate Bond ETF	$15	0.15%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen ESG U.S. Aggregate Bond ETF (NUBD)’s total return at net asset value (NAV) was 3.20% for the 12 months ended July 31, 2025. The Fund’s custom index, the Bloomberg MSCI U.S. Aggregate ESG Select Index, returned 3.38%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with the representative sampling process. The representative sampling process utilizes a subset of index securities in an effort to provide exposure similar to that of the custom index.

•  During the reporting period, the Fund’s custom index performed in line with the Fund’s base index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.38%.

•  Sector allocations and performance were consistent in both the custom index and base index, and there were no material contributors or detractors between the custom index and base index over the reporting period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 29, 2017 through July 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/29/17)

NAV	3.20%	(1.37)%	1.18%

Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07)%	1.39%

Bloomberg MSCI U.S. Aggregate ESG Select Index	3.38%	(1.09)%	1.39%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2025)

Fund net assets	$402,145,116

Total number of portfolio holdings	2,105

Portfolio turnover (%)	10%

Total management fees paid for the year	$602,227

What did the Fund invest in? (as of July 31, 2025)

(1) The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended July 31, 2024 and July 31, 2023, and for the subsequent interim period through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P870_AR_0725 4715890

4

Annual Shareholder Report July 31, 2025

Nuveen Preferred and Income ETF
NPFI/NASDAQ Stock Market LLC

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Preferred and Income ETF for the period of August 1, 2024 to July 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Preferred and Income ETF	$58	0.56%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Preferred and Income ETF returned 8.48% for Common Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund underperformed the NPFI Blended Benchmark, which returned 9.25%. The NPFI Blended Benchmark consists of: 1) 60% ICE U.S. Institutional Capital Securities Index (IIPS), 2) 40% ICE USD Contingent Capital Index (CDLR).

•  Top contributors to relative performance

•  An underweight and security selection in the insurance industry.

•  Security selection in the contingent capital securities (CoCos) segment.

•  Top detractors from relative performance

•  Security selection in the consumer non‑cyclical and consumer cyclical industries.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 5, 2024 through July 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	Since Inception (3/5/24)

NAV	8.48%	8.99%

Bloomberg U.S. Aggregate Bond Index	3.38%	4.29%

ICE US Institutional Capital Securities Index	8.45%	9.03%

NPFI Blended Benchmark	9.25%	9.97%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go tohttps://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectusesor call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2025)

Fund net assets	$56,828,160

Total number of portfolio holdings	138

Portfolio turnover (%)	28%

Total management fees paid for the year	$ 271,979

What did the Fund invest in? (as of July 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal period March 5, 2024 (commencement of operations) through July 31, 2024, and for the subsequent interim period through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P771_AR_0725 4715904

4

Annual Shareholder Report July 31, 2025

Nuveen Sustainable Core ETF
NSCR/NASDAQ Stock Market LLC

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Sustainable Core ETF for the period of August 1, 2024 to July 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Sustainable Core ETF	$48	0.45%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Sustainable Core ETF returned 12.22% for Common Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund significantly underperformed the S&P 500 Index, which returned 16.33%.

•  Top contributors to relative performance

•  An overweight to Bank of New York Mellon Corp.

•  An overweight to Boston Scientific Corporation.

•  An overweight to Wells Fargo & Co.

•  Top detractors from relative performance

•  Security selection in the consumer discretionary sector, including an underweight to Tesla, Inc. and an overweight to D.R. Horton, Inc.

•  Security selection in the information technology sector, including an underweight to Palantir Technologies Inc. and an overweight to Lam Research Corporation.

•  An overweight to Merck & Co., Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 5, 2024 through July 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	Since Inception (3/5/24)

NAV	12.22%	14.91%

S&P 500® Index	16.33%	18.65%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2025)

Fund net assets	$6,582,377

Total number of portfolio holdings	55

Portfolio turnover (%)	121%

Total management fees paid for the year	$ 26,739

What did the Fund invest in? (as of July 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal period March 5, 2024 (commencement of operations) through July 31, 2024, and for the subsequent interim period through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P748_AR_0725 4715936

3

Annual Shareholder Report July 31, 2025

Nuveen Ultra Short Income ETF
NUSB/NASDAQ Stock Market LLC

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Ultra Short Income ETF for the period of August 1, 2024 to July 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Ultra Short Income ETF	$17	0.17%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Ultra Short Income ETF returned 4.94% for Common Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund outperformed the ICE BofA U.S. 3‑Month Treasury Bill Index, which returned 4.57%.

•  Top contributors to relative performance

•  Out‑of‑benchmark allocations to investment-grade credit, commercial mortgage-backed securities, and asset-backed securities.

•  Longer-duration positioning than the benchmark.

•  Top detractors from relative performance

•  Overweight to two‑year maturity bonds.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 5, 2024 through July 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	Since Inception (3/5/24)

NAV	4.94%	5.12%

Bloomberg U.S. Aggregate Bond Index	3.38%	4.29%

ICE BofA U.S. 3‑Month Treasury Bill Index	4.57%	4.81%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2025)

Fund net assets	$151,843,391

Total number of portfolio holdings	186

Portfolio turnover (%)	16%

Total management fees paid for the year	$ 230,306

What did the Fund invest in? (as of July 31, 2025)

(1) The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal period March 5, 2024 (commencement of operations) through July 31, 2024, and for the subsequent interim period through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P755_AR_0725 4715957

4

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

Nushares ETF Trust

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the Registrant’s current independent registered public accounting firm, billed to the Registrant during the Registrant’s fiscal year ended July 31, 2025, and the amount of fees that KPMG LLP (“KPMG”), the Registrant’s former independent registered public accounting firm, billed to the Registrant during the Registrant’s fiscal year ended July 31, 2024. The Audit Committee approved in advance all audit services and non-audit services that PwC and KPMG provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE REGISTRANT

Fiscal Year Ended[5]	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
July 31, 2025 (PwC)	$194,104	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

July 31, 2024 (KPMG)	$185,500	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.
5	The Registrant changed audit firm from KPMG to PwC on October 24, 2024.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s fiscal year ended July 31, 2025, and the amount of fees billed by KPMG to the Adviser and any Affiliated Fund Service Provider, for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s fiscal year ended July 31, 2024.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
July 31, 2025 (PwC)	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

July 31, 2024 (KPMG)	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s fiscal year ended July 31, 2025 for non-audit services, and the amount of fees that KPMG billed during the Registrant’s fiscal year ended July 31, 2024 for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC and KPMG about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s and KPMG’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
July 31, 2025 (PwC)	$0	$0	$11,045,250	$11,045,250
July 31, 2024 (KPMG)	$0	$0	$0	$0

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (the “Exchange Act”). The registrant’s Board has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (15 U.S.C. 78c(a)(58)(A)). The members of the audit committee are Joseph A. Boateng, Amy B. R. Lancellotta, John K. Nelson, Chair, Loren M. Starr, Matthew Thornton III, Margaret L. Wolff and Robert L. Young.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Nushares ETF Trust and Shareholders of Nuveen AA-BBB CLO ETF, Nuveen Core Plus Bond
ETF, Nuveen Enhanced Yield U.S. Aggregate Bond ETF, Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF, Nuveen ESG
High Yield Corporate Bond ETF, Nuveen ESG U.S. Aggregate Bond ETF, Nuveen Preferred and Income ETF, Nuveen
Sustainable Core ETF and Nuveen Ultra Short Income ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (nine of the funds constituting Nushares ETF Trust, hereafter collectively referred to as the "Funds") as of July 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Nuveen AA-BBB CLO ETF (1)
Nuveen Core Plus Bond ETF (2)
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (2)
Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (2)
Nuveen ESG High Yield Corporate Bond ETF (2)
Nuveen ESG U.S. Aggregate Bond ETF (2)
Nuveen Preferred and Income ETF (2)
Nuveen Sustainable Core ETF (2)
Nuveen Ultra Short Income ETF (2)
(1) Statement of operations, statement of changes in net assets and the financial highlights for the period December
10, 2024 (commencement of operations) through July 31, 2025
(2) Statement of operations, statement of changes in net assets and the financial highlights for the year ended July 31,
2025
The financial statements of Nuveen Enhanced Yield U.S. Aggregate Bond ETF, Nuveen ESG 1-5 Year U.S. Aggregate
Bond ETF, Nuveen ESG High Yield Corporate Bond ETF and Nuveen ESG U.S. Aggregate Bond ETF as of and for
the year ended July 31, 2024 and the financial highlights for each of the periods ended on or prior to July 31, 2024
(not presented herein, other than the statement of changes in net assets and the financial highlights) and the financial statements of Nuveen Core Plus Bond ETF, Nuveen Preferred and Income ETF, Nuveen Sustainable Core ETF and
Nuveen Ultra Short Income ETF as of July 31, 2024 and for the period March 5, 2024 (commencement of operations)
through July 31, 2024 and the financial highlights for each of the periods ended on or prior to July 31, 2024 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated September 27, 2024 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Report of Independent Registered Public Accounting Firm
(continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
September 26, 2025
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments July 31, 2025
NCLO
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 102.8%
SECURITIZED - 102.8%
$ 1,500,000 (a),(b) AGL CLO 42 Ltd (TSFR3M + 1.800%) 6.069% 07/22/38 $ 1,506,477
500,000 (a),(b) AIMCO CLO 16 Ltd (TSFR3M + 1.650%) 5.972 07/17/37 501,888
1,600,000 (a) AIMCO CLO 18 Ltd, Reg S (TSFR3M + 1.900%) 6.225 07/20/37 1,605,726
840,000 (a),(b) AIMCO CLO 22 Ltd (TSFR3M + 3.400%) 7.725 04/19/37 847,378
500,000 (a),(b) Allegany Park CLO Ltd (TSFR3M + 2.050%) 6.667 01/20/35 501,932
550,000 (a),(b) Allegro CLO XII Ltd (TSFR3M + 3.500%) 7.825 07/21/37 553,779
2,500,000 (a),(b) Anchorage Capital Clo 20 Ltd (TSFR3M + 1.950%) 6.275 01/20/35 2,517,782
400,000 (a),(b) Apidos CLO XV (TSFR3M + 1.812%) 6.429 04/20/31 400,504
1,500,000 (a),(b) Apidos CLO XXXVI (TSFR3M + 3.162%) 7.487 07/20/34 1,507,592
2,000,000 (a),(b) Ares LXXII CLO Ltd (TSFR3M + 1.700%) 6.018 07/15/36 2,003,804
3,000,000 (a),(b) Ares LXXV CLO Ltd (TSFR3M + 1.850%) 6.090 01/15/37 3,009,000
1,500,000 (a),(b) Benefit Street Partners CLO XV Ltd (TSFR3M + 2.000%) 6.318 07/15/37 1,505,583
1,000,000 (a),(b) Benefit Street Partners CLO XVII Ltd (TSFR3M + 1.750%) 6.068 10/15/37 1,003,858
1,300,000 (a),(b) Benefit Street Partners CLO XXIX Ltd (TSFR3M + 1.750%) 6.068 01/25/38 1,305,065
2,000,000 (a),(b) Benefit Street Partners CLO XXXVIII Ltd (TSFR3M + 1.800%) 6.118 01/25/38 2,008,400
730,000 (a),(b) Blueberry Park CLO Ltd (TSFR3M + 2.900%) 7.225 10/20/37 732,321
2,650,000 (a),(b) Boyce Park CLO Ltd (TSFR3M + 1.750%) 6.075 04/21/35 2,658,681
2,000,000 (a),(b) Boyce Park CLO Ltd (TSFR3M + 3.100%) 7.425 04/21/35 2,018,732
250,000 (a),(b) CIFC Funding 2018-III Ltd (TSFR3M + 5.762%) 10.091 07/18/31 251,973
640,000 (a),(b) CIFC Funding 2019-II Ltd (TSFR3M + 3.262%) 7.584 04/17/34 643,186
905,000 (a),(b) CIFC Funding 2021-III Ltd (TSFR3M + 1.962%) 6.218 07/15/36 907,956
950,000 (a),(b) CIFC Funding 2021-IV Ltd (TSFR3M + 1.900%) 6.219 07/23/37 951,630
2,750,000 (a),(b) CIFC Funding 2021-V Ltd (TSFR3M + 2.750%) 7.068 01/15/38 2,758,814
1,000,000 (a),(b) CIFC Funding 2022-IV Ltd (TSFR3M + 3.550%) 7.868 07/16/35 1,002,274
3,550,000 (a),(b) CIFC Funding 2024-III Ltd (TSFR3M + 2.200%) 6.525 07/21/37 3,571,016
2,000,000 (a),(b) Davis Park CLO Ltd (TSFR3M + 3.100%) 0.000 07/20/38 2,003,942
1,000,000 (a),(b) Elmwood CLO III Ltd (TSFR3M + 3.100%) 7.429 07/18/37 1,004,147
3,250,000 (a),(b) Elmwood CLO VIII Ltd (TSFR3M + 2.500%) 6.825 04/20/37 3,260,036
1,500,000 (a),(b) Elmwood CLO XII Ltd (TSFR3M + 2.000%) 6.318 10/15/37 1,507,712
675,000 (a),(b) Flatiron CLO 20 Ltd (TSFR3M + 1.920%) 6.242 05/20/36 675,888
3,250,000 (a),(b) Galaxy XXV CLO Ltd (TSFR3M + 2.400%) 6.718 04/25/36 3,258,980
360,000 (a),(b) Goldentree Loan Management US CLO 5 Ltd (TSFR3M +
1.500%)
5.825 10/20/32 360,260
250,000 (a),(b) Golub Capital Partners CLO 76 B Ltd (TSFR3M + 2.900%) 7.218 10/25/37 250,817
750,000 (a),(b) Invesco CLO 2021-3 Ltd (TSFR3M + 3.262%) 7.594 10/22/34 752,225
3,250,000 (a),(b) Invesco US CLO 2024-3 Ltd (TSFR3M + 2.250%) 6.575 07/20/37 3,269,854
1,000,000 (a),(b) Madison Park Funding XXXVI Ltd (TSFR3M + 2.550%) 6.868 04/15/35 998,586
750,000 (a),(b) Magnetite XIX Ltd (TSFR3M + 5.100%) 9.422 04/17/34 746,408
1,500,000 (a),(b) Magnetite Xli Ltd (TSFR3M + 1.780%) 6.098 01/25/38 1,503,015
2,000,000 (a),(b) Magnetite XXII Ltd (TSFR3M + 1.600%) 5.918 07/15/36 2,002,936
1,050,000 (a),(b) Magnetite XXII Ltd (TSFR3M + 2.900%) 7.218 07/15/36 1,052,101
1,000,000 (a),(b) Magnetite XXVI Ltd (TSFR3M + 1.750%) 6.068 01/25/38 1,003,858
3,000,000 (a),(b) Magnetite XXVII Ltd (TSFR3M + 1.812%) 6.429 10/20/34 3,009,297
500,000 (a),(b) Magnetite XXXI Ltd (TSFR3M + 1.912%) 6.168 07/15/34 500,991
3,250,000 (a),(b) MidOcean Credit CLO XVI (TSFR3M + 2.000%) 6.269 10/20/37 3,268,096
2,500,000 (a) MidOcean Credit CLO XVII Ltd (TSFR3M + 1.950%) 6.275 01/20/38 2,510,480
3,250,000 (a),(b) Neuberger Berman Loan Advisers CLO 34 Ltd (TSFR3M +
1.750%)
6.075 01/20/35 3,250,162
1,200,000 (a) Neuberger Berman Loan Advisers CLO 34 Ltd (TSFR3M +
1.750%)
6.075 01/20/35 1,200,060
750,000 (a) Neuberger Berman Loan Advisers CLO 34 Ltd (TSFR3M +
2.100%)
6.390 01/20/35 750,038
2,000,000 (a),(b),(c) Neuberger Berman Loan Advisers CLO 34 Ltd (TSFR3M +
1.850%)
6.179 07/20/39 2,005,278
3,000,000 (a),(b),(c) Neuberger Berman Loan Advisers CLO 34 Ltd (TSFR3M +
2.850%)
7.179 07/20/39 3,011,667
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 36 Ltd (TSFR3M +
3.712%)
8.037 04/20/33 501,538
1,000,000 (a),(b) Neuberger Berman Loan Advisers Clo 44 Ltd (TSFR3M +
2.650%)
6.948 10/16/35 1,002,276

Portfolio of Investments July 31, 2025
(continued)
NCLO

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 1,200,000 (a),(b) OCP CLO 2019-16 Ltd (TSFR3M + 3.412%) 7.740% 04/10/33 $ 1,202,846
250,000 (a),(b) OCP CLO 2020-18 Ltd (TSFR3M + 3.100%) 7.425 07/20/37 251,510
750,000 (a),(b) OHA Credit Funding 2 LTD (TSFR3M + 3.700%) 8.025 01/21/38 751,438
750,000 (a),(b) OHA Credit Funding 8 Ltd (TSFR3M + 1.750%) 6.075 01/20/38 752,496
2,000,000 (a),(b) OHA Loan Funding 2013-1 Ltd (TSFR3M + 3.300%) 7.619 04/23/37 2,017,602
1,000,000 (a),(b) OHA Loan Funding 2015-1 Ltd (TSFR3M + 3.462%) 7.787 01/19/37 1,004,113
2,000,000 (a),(b) Palmer Square CLO 2023-1 Ltd (TSFR3M + 3.750%) 8.075 01/20/38 1,990,302
3,000,000 (a),(b) Park Avenue Institutional Advisers CLO Ltd 2021-1 (TSFR3M +
2.012%)
6.337 01/20/34 3,001,590
1,000,000 (a),(b) RAD CLO 28 Ltd (TSFR3M + 2.800%) 7.063 04/20/38 1,003,904
1,500,000 (a),(b) REESE PARK CLO LTD (TSFR3M + 1.900%) 6.218 01/15/38 1,504,722
1,000,000 (a),(b) Regatta VI Funding Ltd (TSFR3M + 3.362%) 7.687 04/20/34 1,004,209
2,250,000 (a),(b) Regatta XXII Funding Ltd (TSFR3M + 1.700%) 6.025 07/20/35 2,252,875
500,000 (a),(b) Riverbank Park Clo Ltd (TSFR3M + 1.800%) 6.092 01/25/38 501,198
1,000,000 (a),(b) Rockford Tower CLO 2019-1 Ltd (TSFR3M + 2.212%) 6.537 04/20/34 1,001,625
650,000 (a),(b) Rockford Tower CLO 2022-2 Ltd (TSFR3M + 5.150%) 9.475 10/20/35 654,107
1,550,000 (a),(b) TCW CLO 2020-1 Ltd (TSFR3M + 3.400%) 7.725 04/20/34 1,559,102
3,250,000 (a),(b) TICP CLO XII Ltd (TSFR3M + 3.562%) 7.879 07/15/34 3,265,840
TOTAL SECURITIZED
(Cost $104,680,865) 104,655,478
TOTAL LONG-TERM INVESTMENTS
(Cost $104,680,865) 104,655,478
OTHER ASSETS & LIABILITIES, NET - (2.8)% (2,878,634)
NET ASSETS - 100% $ 101,776,844
CLO Collateralized Loan Obligation
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $98,589,175 or 94.2% of Total Investments.
(c) When-issued or delayed delivery security.

Portfolio of Investments July 31, 2025
NCPB
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.0%
CORPORATE DEBT - 35.3%
FINANCIALS - 14.3%
$ 55,000 (a) Acrisure LLC / Acrisure Finance Inc 4.250% 02/15/29 $ 52,509
85,000 Agree LP 4.800 10/01/32 84,052
60,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.750 04/15/28 60,812
70,000 Aon North America Inc 5.450 03/01/34 71,604
685,000 Bank of America Corp 5.162 01/24/31 700,818
210,000 Bank of America Corp 5.744 02/12/36 213,636
75,000 (b) Bank of America Corp 6.125 N/A 75,651
50,000 (b) Bank of America Corp 6.625 N/A 51,203
55,000 (b) Bank of New York Mellon Corp/The 4.700 N/A 54,960
50,000 (b) Bank of New York Mellon Corp/The 6.300 N/A 51,248
65,000 Berkshire Hathaway Finance Corp 3.850 03/15/52 49,580
126,000 (a),(b) BNP Paribas SA 7.450 N/A 128,363
50,000 Citigroup Inc 5.610 09/29/26 50,061
70,000 (b) Citigroup Inc 7.625 N/A 73,023
25,000 (b) Citigroup Inc 4.000 N/A 24,833
30,000 (a) Compass Group Diversified Holdings LLC 5.250 04/15/29 27,869
200,000 (a),(b) Credit Agricole SA 6.700 N/A 200,075
140,000 Deutsche Bank AG/New York NY 6.819 11/20/29 149,013
55,000 (a) FirstCash Inc 6.875 03/01/32 56,381
65,000 (a) Five Corners Funding Trust II 2.850 05/15/30 60,033
230,000 Goldman Sachs Group Inc/The 5.536 01/28/36 235,145
80,000 (b) Goldman Sachs Group Inc/The 7.379 N/A 80,304
80,000 (b) Goldman Sachs Group Inc/The 7.500 N/A 84,500
55,000 Highwoods Realty LP 2.600 02/01/31 47,482
200,000 (b) HSBC Holdings PLC 8.000 N/A 211,468
45,000 (a) HUB International Ltd 7.250 06/15/30 46,910
50,000 (b) Huntington Bancshares Inc/OH 5.625 N/A 51,218
60,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250 05/15/27 58,455
25,000 (a) Jane Street Group / JSG Finance Inc 6.125 11/01/32 24,804
740,000 JPMorgan Chase & Co 4.851 07/25/28 745,957
255,000 JPMorgan Chase & Co 5.103 04/22/31 260,782
315,000 JPMorgan Chase & Co 5.572 04/22/36 325,294
50,000 JPMorgan Chase & Co 5.576 07/23/36 50,648
50,000 (b) JPMorgan Chase & Co 3.650 N/A 49,170
55,000 (b) JPMorgan Chase & Co 6.875 N/A 57,485
40,000 Kennedy-Wilson Inc 4.750 03/01/29 37,618
100,000 MetLife Inc 6.350 03/15/55 102,646
80,000 (b) MetLife Inc 3.850 N/A 79,719
25,000 (a) Molina Healthcare Inc 6.250 01/15/33 24,665
370,000 Morgan Stanley 5.192 04/17/31 377,956
295,000 Morgan Stanley 5.664 04/17/36 304,258
245,000 Morgan Stanley Bank NA 4.968 07/14/28 247,430
110,000 Morgan Stanley Private Bank NA 4.734 07/18/31 110,496
40,000 MPT Operating Partnership LP / MPT Finance Corp 3.500 03/15/31 27,218
50,000 Navient Corp 5.500 03/15/29 48,912
70,000 (a) Omnis Funding Trust 6.722 05/15/55 72,400
65,000 OneMain Finance Corp 5.375 11/15/29 63,735
65,000 (a) Panther Escrow Issuer LLC 7.125 06/01/31 67,216
40,000 (a) PennyMac Financial Services Inc 7.875 12/15/29 42,215
170,000 Piedmont Operating Partnership LP 9.250 07/20/28 187,141
25,000 (b) PNC Financial Services Group Inc/The 3.400 N/A 24,089
30,000 (b) PNC Financial Services Group Inc/The 6.200 N/A 30,324
55,000 Prudential Financial Inc 5.200 03/14/35 55,390
70,000 Prudential Financial Inc 5.125 03/01/52 67,811
50,000 Prudential Financial Inc 6.500 03/15/54 51,928
70,000 Reinsurance Group of America Inc 5.750 09/15/34 71,803
55,000 (a) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4.000 10/15/33 48,660
350,000 Royal Bank of Canada 6.750 08/24/85 353,850
25,000 (a) Ryan Specialty LLC 5.875 08/01/32 25,069

Portfolio of Investments July 31, 2025
(continued)
NCPB

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 25,000 (a) Starwood Property Trust Inc 6.500% 07/01/30 $ 25,714
85,000 (b) State Street Corp 6.700 N/A 87,635
160,000 (b) Truist Financial Corp 6.669 N/A 159,896
125,000 UnitedHealth Group Inc 5.350 02/15/33 127,944
115,000 UnitedHealth Group Inc 5.500 07/15/44 111,011
45,000 UnitedHealth Group Inc 5.050 04/15/53 39,506
25,000 (a) UWM Holdings LLC 6.625 02/01/30 25,011
55,000 Ventas Realty LP 5.000 01/15/35 53,876
65,000 Wells Fargo & Co 5.605 04/23/36 66,947
100,000 (b) Wells Fargo & Co 7.625 N/A 106,445
40,000 (b) Wells Fargo & Co 3.900 N/A 39,627
TOTAL FINANCIALS 7,931,507
INDUSTRIAL - 18.3%
50,000 (a) ADT Security Corp/The 4.875 07/15/32 47,516
40,000 (a) Ahead DB Holdings LLC 6.625 05/01/28 40,171
20,000 (a) Air Transport Services Group Inc 7.250 03/15/32 21,007
40,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6.500 02/15/28 40,621
15,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6.250 03/15/33 15,289
115,000 Amcor Group Finance PLC 5.450 05/23/29 118,250
200,000 American Tower Corp 5.800 11/15/28 207,622
170,000 Amgen Inc 5.650 03/02/53 164,387
85,000 Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.700 02/01/36 82,421
56,000 Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.900 02/01/46 51,198
50,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 6.625 02/01/32 51,398
30,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6.250 04/01/28 29,998
30,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6.625 09/01/32 30,445
30,000 (a) Arsenal AIC Parent LLC 8.000 10/01/30 31,800
40,000 (a) Asbury Automotive Group Inc 5.000 02/15/32 37,836
35,000 (a) ASGN Inc 4.625 05/15/28 34,075
275,000 AT&T Inc 3.500 09/15/53 185,265
175,000 AT&T Inc 3.800 12/01/57 121,567
35,000 Ball Corp 6.875 03/15/28 35,725
30,000 (a) Bath & Body Works Inc 6.625 10/01/30 30,708
50,000 Block Inc 6.500 05/15/32 51,309
90,000 Boeing Co/The 3.250 02/01/28 87,097
195,000 Boeing Co/The 5.805 05/01/50 188,192
315,000 Broadcom Inc 5.150 11/15/31 322,787
100,000 Broadcom Inc 5.200 07/15/35 100,473
25,000 (a) Buckeye Partners LP 6.750 02/01/30 25,881
40,000 (a) Caesars Entertainment Inc 6.500 02/15/32 40,793
35,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 5.125 05/01/27 34,713
35,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.500 08/15/30 32,747
30,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.250 02/01/31 27,402
30,000 (a) Chart Industries Inc 7.500 01/01/30 31,426
230,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6.550 06/01/34 242,521
230,000 Cheniere Energy Partners LP 4.500 10/01/29 227,504
40,000 (a) CHS/Community Health Systems Inc 5.250 05/15/30 34,991
50,000 (a) Churchill Downs Inc 5.750 04/01/30 49,877
25,000 (a) Clarios Global LP / Clarios US Finance Co 6.750 02/15/30 25,776
25,000 (a) CNX Resources Corp 7.250 03/01/32 25,775
109,000 Comcast Corp 5.650 06/01/54 104,665
20,000 (a) Concentra Escrow Issuer Corp 6.875 07/15/32 20,550
85,000 Constellation Brands Inc 4.800 05/01/30 85,454
50,000 (a) CSC Holdings LLC 5.500 04/15/27 48,396
55,000 (a) Cushman & Wakefield US Borrower LLC 6.750 05/15/28 55,417
135,000 CVS Health Corp 5.050 03/25/48 116,159
40,000 (a) DaVita Inc 4.625 06/01/30 38,144
35,000 (a) DaVita Inc 6.875 09/01/32 35,985
35,000 Enbridge Inc 8.500 01/15/84 39,419

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 30,000 Encompass Health Corp 4.500% 02/01/28 $ 29,497
40,000 Energy Transfer LP 5.200 04/01/30 40,763
135,000 Enterprise Products Operating LLC 4.450 02/15/43 115,589
50,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5.875 04/01/29 46,167
200,000 (a) Ford Otomotiv Sanayi AS 7.125 04/25/29 201,809
55,000 (a) Frontier Communications Holdings LLC 5.875 10/15/27 55,010
30,000 (a) Garda World Security Corp 4.625 02/15/27 29,733
35,000 (a) Gen Digital Inc 6.750 09/30/27 35,575
170,000 General Motors Financial Co Inc 5.350 01/07/30 172,416
20,000 (b) General Motors Financial Co Inc 5.750 N/A 19,531
30,000 Goodyear Tire & Rubber Co/The 5.000 07/15/29 29,103
55,000 Goodyear Tire & Rubber Co/The 5.250 04/30/31 52,233
180,000 (a) Grupo Aeromexico SAB de CV 8.250 11/15/29 177,120
75,000 Haleon US Capital LLC 3.625 03/24/32 70,153
170,000 HCA Inc 5.250 03/01/30 173,657
85,000 HCA Inc 5.750 03/01/35 87,048
45,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 8.375 11/01/33 46,959
52,000 (a) Hilton Domestic Operating Co Inc 5.875 04/01/29 52,842
55,000 Honeywell International Inc 5.250 03/01/54 51,755
200,000 (a) IHS Holding Ltd 7.875 05/29/30 202,546
60,000 (a) Imola Merger Corp 4.750 05/15/29 58,214
25,000 Intel Corp 5.700 02/10/53 22,508
55,000 (a) Iron Mountain Inc 7.000 02/15/29 56,500
50,000 (a) Kinetik Holdings LP 6.625 12/15/28 51,136
20,000 (a) Kodiak Gas Services LLC 7.250 02/15/29 20,483
40,000 Kohl's Corp 4.625 05/01/31 28,814
50,000 Kroger Co/The 5.000 09/15/34 49,460
75,000 Kroger Co/The 5.500 09/15/54 70,773
80,000 L3Harris Technologies Inc 5.400 07/31/33 82,108
40,000 Lamar Media Corp 4.875 01/15/29 39,282
30,000 (a) LCM Investments Holdings II LLC 8.250 08/01/31 31,720
40,000 (a) Level 3 Financing Inc 6.875 06/30/33 40,534
30,000 (a) Light & Wonder International Inc 7.500 09/01/31 31,269
80,000 Marathon Petroleum Corp 4.750 09/15/44 66,759
30,000 (a) Marriott Ownership Resorts Inc 4.500 06/15/29 28,701
190,000 (a) Mars Inc 4.800 03/01/30 191,887
55,000 (a) Mars Inc 5.200 03/01/35 55,263
55,000 (a) Mars Inc 5.650 05/01/45 54,622
105,000 (a) Mars Inc 5.700 05/01/55 103,608
30,000 (a) McGraw-Hill Education Inc 7.375 09/01/31 31,183
30,000 MGM Resorts International 6.125 09/15/29 30,410
60,000 (a) Michaels Cos Inc/The 5.250 05/01/28 47,578
200,000 (a) Millicom International Cellular SA 7.375 04/02/32 205,454
58,000 (a) Mineral Resources Ltd 9.250 10/01/28 60,619
30,000 Newell Brands Inc 6.375 09/15/27 30,235
115,000 Nutrien Ltd 4.900 03/27/28 116,240
130,000 ONEOK Inc 5.700 11/01/54 119,385
50,000 (a) Open Text Holdings Inc 4.125 02/15/30 46,865
145,000 Oracle Corp 6.000 08/03/55 142,034
70,000 O'Reilly Automotive Inc 4.200 04/01/30 68,996
30,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125 04/30/28 28,395
55,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125 04/30/31 47,581
30,000 Paramount Global 6.375 03/30/62 29,550
40,000 (a) Parkland Corp/Canada 4.625 05/01/30 38,359
30,000 (a) Permian Resources Operating LLC 7.000 01/15/32 30,979
140,000 Pfizer Investment Enterprises Pte Ltd 5.300 05/19/53 130,726
45,000 (a) Post Holdings Inc 6.250 02/15/32 45,841
75,000 (a) Prime Security Services Borrower LLC / Prime Finance Inc 6.250 01/15/28 74,995
35,000 (a) Primo Water Holdings Inc / Triton Water Holdings Inc 4.375 04/30/29 33,761
115,000 RTX Corp 6.000 03/15/31 123,029
80,000 Salesforce Inc 2.700 07/15/41 57,236
50,000 (a) Sealed Air Corp/Sealed Air Corp US 7.250 02/15/31 51,970

Portfolio of Investments July 31, 2025
(continued)
NCPB

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 45,000 (a) Sirius XM Radio LLC 4.125% 07/01/30 $ 41,051
30,000 (a) Sirius XM Radio LLC 3.875 09/01/31 26,467
200,000 (a) Sitios Latinoamerica SAB de CV 6.000 11/25/29 204,760
30,000 (a) SM Energy Co 6.750 08/01/29 30,024
35,000 (a) Standard Industries Inc/NY 5.000 02/15/27 34,982
50,000 (a) Sunoco LP 7.000 05/01/29 51,753
50,000 (a) Sunrise FinCo I BV 4.875 07/15/31 47,130
60,000 Tenet Healthcare Corp 6.125 10/01/28 60,004
75,000 Tenet Healthcare Corp 4.375 01/15/30 72,108
59,000 Teva Pharmaceutical Finance Netherlands III BV 3.150 10/01/26 57,709
115,000 T-Mobile US Inc 5.125 05/15/32 116,671
140,000 T-Mobile US Inc 5.300 05/15/35 141,075
30,000 T-Mobile US Inc 5.875 11/15/55 29,913
75,000 TotalEnergies Capital SA 5.488 04/05/54 71,852
25,000 Transcanada Trust 5.500 09/15/79 24,528
45,000 (a) TransDigm Inc 6.875 12/15/30 46,637
24,000 (a) Transocean Inc 8.750 02/15/30 24,882
60,000 (a) Tronox Inc 4.625 03/15/29 46,681
35,000 (a) Univision Communications Inc 4.500 05/01/29 32,385
55,000 USA Compression Partners LP / USA Compression Finance Corp 6.875 09/01/27 54,987
45,000 (a) Venture Global Calcasieu Pass LLC 4.125 08/15/31 41,566
55,000 (a) Venture Global LNG Inc 9.875 02/01/32 59,342
25,000 (a) Veritiv Operating Co 10.500 11/30/30 27,097
260,000 Verizon Communications Inc 4.780 02/15/35 252,014
25,000 (a) Viking Baked Goods Acquisition Corp 8.625 11/01/31 24,513
30,000 (a) VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375 02/01/30 28,340
45,000 (a) Vmed O2 UK Financing I PLC 4.750 07/15/31 41,633
40,000 Vodafone Group PLC 5.125 06/04/81 30,843
40,000 (a) VZ Secured Financing BV 5.000 01/15/32 35,178
30,000 Walmart Inc 4.350 04/28/30 30,127
35,000 Walmart Inc 2.500 09/22/41 24,575
35,000 Walmart Inc 4.500 04/15/53 30,410
20,000 (a) Wand NewCo 3 Inc 7.625 01/30/32 20,999
40,000 Waste Management Inc 4.950 03/15/35 39,959
30,000 (a) WESCO Distribution Inc 7.250 06/15/28 30,399
45,000 Williams Cos Inc/The 5.650 03/15/33 46,601
200,000 (a) Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854 05/13/32 204,481
50,000 (a) Windsor Holdings III LLC 8.500 06/15/30 52,998
25,000 (a) Windstream Escrow LLC / Windstream Escrow Finance Corp 8.250 10/01/31 26,172
50,000 ZF North America Capital Inc 6.750 04/23/30 47,581
TOTAL INDUSTRIAL 10,145,747
UTILITY - 2.7%
150,000 AEP Transmission Co LLC 5.400 03/15/53 144,099
75,000 Atmos Energy Corp 5.000 12/15/54 67,849
25,000 (a) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375 02/15/32 25,253
40,000 (a) Clearway Energy Operating LLC 4.750 03/15/28 39,329
35,000 CMS Energy Corp 6.500 06/01/55 35,291
30,000 Commonwealth Edison Co 5.950 06/01/55 31,091
45,000 Consolidated Edison Co of New York Inc 5.500 03/15/55 43,520
65,000 Dominion Energy Inc 3.300 04/15/41 47,922
35,000 Dominion Energy Inc 7.000 06/01/54 37,338
50,000 Dominion Energy Inc 6.625 05/15/55 51,234
45,000 DTE Electric Co 5.400 04/01/53 43,689
70,000 Duke Energy Carolinas LLC 4.250 12/15/41 59,734
65,000 Duke Energy Carolinas LLC 5.400 01/15/54 62,551
50,000 Exelon Corp 6.500 03/15/55 51,091
140,000 Florida Power & Light Co 4.800 05/15/33 139,776
170,000 Georgia Power Co 2.650 09/15/29 159,329
55,000 Interstate Power and Light Co 5.600 06/29/35 56,435
35,000 NiSource Inc 5.850 04/01/55 34,526
65,000 NRG Energy Inc 5.750 01/15/28 65,199
30,000 (a) Pattern Energy Operations LP / Pattern Energy Operations Inc 4.500 08/15/28 29,085

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 55,000 PECO Energy Co 2.800% 06/15/50 $ 34,283
55,000 Public Service Co of Colorado 4.050 09/15/49 42,177
100,000 (b) Sempra 4.875 N/A 99,528
75,000 (a) Talen Energy Supply LLC 8.625 06/01/30 79,700
40,000 (a) TerraForm Power Operating LLC 4.750 01/15/30 38,344
TOTAL UTILITY 1,518,373
TOTAL CORPORATE DEBT
(Cost $19,461,767) 19,595,627
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 3.3%
GOVERNMENT AGENCY - 1.8%
194,000 Aeropuerto Internacional de Tocumen SA 4.000 08/11/41 149,250
200,000 (a) Corp Nacional del Cobre de Chile 6.150 10/24/36 203,853
200,000 Indian Railway Finance Corp Ltd 3.835 12/13/27 196,180
102,000 (a) OCP SA 5.125 06/23/51 78,314
200,000 (a) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.450 05/21/28 204,061
225,000 (a) Petronas Capital Ltd 2.480 01/28/32 197,078
TOTAL GOVERNMENT AGENCY 1,028,736
SOVEREIGN DEBT - 1.5%
204,000 Colombia Government International Bond 5.000 06/15/45 142,290
250,000 (a) Hungary Government International Bond 2.125 09/22/31 209,358
200,000 (a) Ivory Coast Government International Bond 6.125 06/15/33 185,017
110,000 Republic of South Africa Government International Bond 6.250 03/08/41 95,644
200,000 (a) Saudi Government International Bond 5.000 01/16/34 200,883
TOTAL SOVEREIGN DEBT 833,192
TOTAL GOVERNMENT RELATED
(Cost $1,861,832) 1,861,928
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 41.0%
250,000 (a),(c) ARDN 2025-ARCP Mortgage Trust (TSFR1M + 2.000%) 6.342 06/15/35 250,632
250,000 (a) Avis Budget Rental Car Funding AESOP LLC 6.180 10/20/27 251,198
250,000 (a),(c) BBCMS Trust 2015-SRCH 4.957 08/10/35 233,856
150,000 (a),(c) BBCMS Trust 2018-CBM (TSFR1M + 1.297%) 5.639 07/15/37 146,540
200,000 (c) Benchmark 2018-B2 Mortgage Trust 4.308 02/15/51 160,795
250,000 Benchmark 2019-B14 Mortgage Trust 3.493 12/15/62 207,876
150,000 (a),(c) BX Trust 2023-DELC (TSFR1M + 3.339%) 7.681 05/15/38 151,511
100,000 (c) Citigroup Commercial Mortgage Trust 2016-P3 4.271 04/15/49 93,777
191,138 COMM 2015-CCRE26 Mortgage Trust 3.630 10/10/48 190,481
150,000 (c) COMM 2018-COR3 Mortgage Trust 4.516 05/10/51 125,753
50,000 (a),(c) Connecticut Avenue Securities Trust 2022-R03 (SOFR30A +
9.850%)
14.823 03/25/42 55,733
300,000 (a),(c) Connecticut Avenue Securities Trust 2023-R04 (SOFR30A +
3.550%)
7.856 05/25/43 317,554
25,000 (a),(c) Connecticut Avenue Securities Trust 2023-R05 (SOFR30A +
3.100%)
7.406 06/25/43 26,154
185,000 (a),(c) Connecticut Avenue Securities Trust 2023-R05 (SOFR30A +
4.750%)
9.056 06/25/43 199,929
92,750 (a) DB Master Finance LLC 4.030 11/20/47 90,937
198,625 DBJPM 2016-C3 Mortgage Trust 2.632 08/10/49 195,465
150,000 (a),(c) DBSG 2024-ALTA Mortgage Trust 6.595 06/10/37 152,038
99,174 (a),(c) ELP Commercial Mortgage Trust 2021-ELP (TSFR1M + 2.233%) 6.575 11/15/38 99,181
100,000 (a),(c) EQT Trust 2024-EXTR 5.331 07/05/41 101,583
406,364 Fannie Mae Pool FN MA4512 2.500 01/01/52 334,432
174,570 Fannie Mae Pool FN MA4548 2.500 02/01/52 143,507
114,557 Fannie Mae Pool FN MA4578 2.500 04/01/52 94,118
349,151 Fannie Mae Pool FN FS1533 3.000 04/01/52 302,665
164,497 Fannie Mae Pool FN MA4579 3.000 04/01/52 141,044
80,635 Fannie Mae Pool FN FS7299 3.000 05/01/52 69,846

Portfolio of Investments July 31, 2025
(continued)
NCPB

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 586,880 Fannie Mae Pool FN MA4600 3.500% 05/01/52 $ 525,249
664,540 Fannie Mae Pool FN MA4684 4.500 06/01/52 631,515
642,971 Fannie Mae Pool FN MA4700 4.000 08/01/52 594,230
150,585 Fannie Mae Pool FN MA4737 5.000 08/01/52 147,296
526,834 Fannie Mae Pool FN MA4733 4.500 09/01/52 500,670
607,389 Fannie Mae Pool FN MA4783 4.000 10/01/52 560,800
96,898 Fannie Mae Pool FN MA4784 4.500 10/01/52 92,326
264,810 Fannie Mae Pool FN MA4785 5.000 10/01/52 258,999
55,925 Fannie Mae Pool FN MA4804 4.000 11/01/52 51,677
484,418 Fannie Mae Pool FN MA4805 4.500 11/01/52 460,397
565,173 Fannie Mae Pool FN MA4978 5.000 04/01/53 552,149
437,693 Fannie Mae Pool FN MA5039 5.500 06/01/53 436,138
145,853 Fannie Mae Pool FN MA5089 4.000 07/01/53 134,675
357,656 Fannie Mae Pool FN MA5106 5.000 08/01/53 348,974
207,511 Fannie Mae Pool FN MA5107 5.500 08/01/53 206,764
763,790 Fannie Mae Pool FN MA5165 5.500 10/01/53 760,841
276,308 Fannie Mae Pool FN MA5247 6.000 01/01/54 280,383
1,137,585 Fannie Mae Pool FN FA0197 4.000 02/01/54 1,052,228
287,310 Fannie Mae Pool FN MA5295 6.000 03/01/54 291,480
613,305 Fannie Mae Pool FN MA5331 5.500 04/01/54 610,605
601,105 Fannie Mae Pool FN MA5353 5.500 05/01/54 598,458
24,861 Fannie Mae Pool FN MA5389 6.000 06/01/54 25,215
92,761 Fannie Mae Pool FN MA5497 5.500 10/01/54 92,296
79,766 Fannie Mae REMICS 2.000 08/25/50 52,373
56,178 Fannie Mae REMICS 3.500 04/25/52 42,448
415,182 Freddie Mac Pool FR RA6766 2.500 02/01/52 344,685
61,073 Freddie Mac Pool FR SD4810 3.000 04/01/52 53,040
622,559 Freddie Mac Pool FR SD8213 3.000 05/01/52 533,732
212,724 Freddie Mac Pool FR SD8220 3.000 06/01/52 182,153
704,793 Freddie Mac Pool FR SD8231 4.500 07/01/52 668,975
452,093 Freddie Mac Pool FR SD8329 5.000 06/01/53 440,912
27,581 Freddie Mac REMICS 2.000 09/25/50 18,248
185,000 (a),(c) Freddie Mac STACR REMIC Trust 2022-DNA3 (SOFR30A +
5.650%)
8.647 04/25/42 197,867
25,000 (a),(c) Freddie Mac STACR REMIC Trust 2022-DNA4 (SOFR30A +
3.350%)
7.655 05/25/42 26,017
200,000 (a),(c) Freddie Mac STACR REMIC Trust 2022-DNA6 (SOFR30A +
3.700%)
8.005 09/25/42 210,255
60,000 (a),(c) Freddie Mac STACR REMIC Trust 2022-HQA2 (SOFR30A +
4.000%)
8.305 07/25/42 63,349
150,000 (a) Frontier Issuer LLC 6.600 08/20/53 151,967
48,955 Ginnie Mae II Pool G2 MA7419 3.000 06/20/51 42,827
117,205 Ginnie Mae II Pool G2 MA7768 3.000 12/20/51 102,462
205,943 Ginnie Mae II Pool G2 MA7989 3.500 04/20/52 185,704
266,437 Ginnie Mae II Pool G2 MA8149 3.500 07/20/52 239,606
395,159 Ginnie Mae II Pool G2 MA8267 4.000 09/20/52 367,130
186,203 Ginnie Mae II Pool G2 MA8489 4.500 12/20/52 177,699
54,579 Ginnie Mae II Pool G2 MA8724 4.500 03/20/53 52,135
250,000 (c) GS Mortgage Securities Trust 2017-GS5 3.826 03/10/50 236,631
93,677 (a),(c) GS Mortgage-Backed Securities Trust 2022-LTV2 4.335 12/25/52 83,369
250,000 (a) Hertz Vehicle Financing III LP 2.520 12/27/27 240,291
150,000 (a),(c) Houston Galleria Mall Trust 2025-HGLR 5.462 02/05/45 152,498
185,000 (a),(c) HTL Commercial Mortgage Trust 2024-T53 6.555 05/10/39 187,539
250,000 (a),(c) IP 2025-IP Mortgage Trust 5.250 06/10/42 252,101
180,498 (a),(c) J.P. Morgan Mortgage Trust 2021-INV5 3.187 12/25/51 150,066
182,865 (a),(c) J.P. Morgan Mortgage Trust 2021-INV8 3.281 05/25/52 147,920
101,446 (a),(c) J.P. Morgan Mortgage Trust 2022-6 3.000 11/25/52 84,988
71,708 (a),(c) JP Morgan Mortgage Trust 2017-5 4.979 10/26/48 71,619
73,060 (a),(c) JP Morgan Mortgage Trust 2021-11 2.500 01/25/52 58,502
72,603 (a),(c) JP Morgan Mortgage Trust 2021-7 2.500 11/25/51 58,207
181,317 (a),(c) JP Morgan Mortgage Trust 2021-INV4 3.209 01/25/52 145,239
181,601 (a),(c) JP Morgan Mortgage Trust 2021-INV6 3.343 04/25/52 147,110

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 75,876 (a),(c) JP Morgan Mortgage Trust Series 2024-3 3.000% 05/25/54 $ 63,515
100,000 (c) JPMCC Commercial Mortgage Securities Trust 2017-JP6 3.700 07/15/50 82,549
150,000 JPMDB Commercial Mortgage Securities Trust 2017-C5 3.694 03/15/50 145,945
250,000 (a),(c) Magnetite XXIII Ltd (TSFR3M + 3.312%) 7.630 01/25/35 251,526
84,926 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2023-1 4.000 02/25/53 76,431
147,683 (a) MVW 2021-1W LLC 1.940 01/22/41 140,634
175,000 (a) One Bryant Park Trust 2019-OBP 2.516 09/15/54 158,685
200,000 (a) Onemain Financial Issuance Trust 2025-1 5.200 07/14/38 201,265
208,736 (a),(c) Sequoia Mortgage Trust 2020-1 3.852 02/25/50 164,016
373,160 (a) Sierra Timeshare 2024-3 Receivables Funding LLC 4.980 08/20/41 373,125
149,250 (a) Subway Funding LLC 6.028 07/30/54 151,418
147,375 (a) Taco Bell Funding LLC 2.294 08/25/51 133,929
150,000 (a),(c) TX Trust 2024-HOU (TSFR1M + 1.591%) 5.933 06/15/39 149,979
114,000 (c) UBS Commercial Mortgage Trust 2018-C13 4.585 10/15/51 110,232
150,000 (a),(c) WCORE Commercial Mortgage Trust 2024-CORE (TSFR1M +
1.842%)
6.184 11/15/41 150,583
150,000 (c) Wells Fargo Commercial Mortgage Trust 2024-C63 5.820 08/15/57 154,905
184,957 (a) Wendy's Funding LLC 3.884 03/15/48 180,137
600,000 (a) Westlake Automobile Receivables Trust 2025-2 4.850 01/15/31 601,398
TOTAL SECURITIZED
(Cost $22,795,361) 22,809,906
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 17.4%
915,000 United States Treasury Note/Bond 3.875 06/30/30 911,712
500,000 United States Treasury Note/Bond 3.875 07/31/30 498,203
442,000 United States Treasury Note/Bond 4.375 01/31/32 448,664
310,000 United States Treasury Note/Bond 4.125 02/29/32 310,230
197,000 United States Treasury Note/Bond 4.125 05/31/32 196,908
200,000 United States Treasury Note/Bond 4.125 06/30/32 198,375
1,595,000 United States Treasury Note/Bond 4.250 05/15/35 1,581,044
333,000 United States Treasury Note/Bond 4.125 08/15/44 301,521
2,652,000 United States Treasury Note/Bond 4.625 11/15/44 2,565,396
160,000 United States Treasury Note/Bond 4.750 02/15/45 157,275
440,000 United States Treasury Note/Bond 5.000 05/15/45 446,462
1,587,000 United States Treasury Note/Bond 4.625 02/15/55 1,520,296
525,000 United States Treasury Note/Bond 4.750 05/15/55 513,516
TOTAL U.S. TREASURY
(Cost $9,708,418) 9,649,602
TOTAL LONG-TERM INVESTMENTS
(Cost $53,827,378) 53,917,063
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.7%
CORPORATE DEBT - 0.7%
INDUSTRIAL - 0.7%
175,000 Berry Global Inc 1.570 01/15/26 172,349
110,000 Ford Motor Credit Co LLC 6.950 03/06/26 110,864
115,000 MPLX LP 1.750 03/01/26 113,063
TOTAL INDUSTRIAL 396,276
TOTAL CORPORATE DEBT
(Cost $395,572) 396,276
TOTAL SHORT-TERM INVESTMENTS
(Cost $395,572) 396,276
TOTAL INVESTMENTS - 97.7%
(Cost $54,222,950) 54,313,339
OTHER ASSETS & LIABILITIES, NET - 2.3% 1,268,653
NET ASSETS - 100% $ 55,581,992

Portfolio of Investments July 31, 2025
(continued)
NCPB

See Notes to Financial Statements
SOFR
30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $14,214,857 or 26.2% of Total Investments.
(b) Perpetual security. Maturity date is not applicable.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Portfolio of Investments July 31, 2025
NUAG
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.1%
CORPORATE DEBT - 33.0%
FINANCIALS - 9.7%
$ 18,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2 .450% 10/29/26 $ 17,523
5,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4 .625 10/15/27 5,000
1,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .000 10/29/28 952
200,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .150 09/30/30 212,201
38,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .300 01/30/32 34,378
10,000 Aetna Inc 6 .750 12/15/37 10,788
4,000 Aetna Inc 4 .500 05/15/42 3,296
10,000 Aetna Inc 4 .750 03/15/44 8,400
10,000 Affiliated Managers Group Inc 3 .300 06/15/30 9,348
11,000 Air Lease Corp 1 .875 08/15/26 10,694
7,000 Air Lease Corp 2 .200 01/15/27 6,774
8,000 Air Lease Corp 3 .625 04/01/27 7,840
22,000 Air Lease Corp 3 .250 10/01/29 20,889
10,000 Air Lease Corp 3 .000 02/01/30 9,330
23,000 Alexandria Real Estate Equities Inc 3 .550 03/15/52 15,548
50,000 Allstate Corp/The 5 .250 03/30/33 51,077
28,000 Ally Financial Inc 2 .200 11/02/28 25,844
11,000 Ally Financial Inc 8 .000 11/01/31 12,427
20,000 American Express Co 5 .442 01/30/36 20,394
10,000 American Financial Group Inc/OH 4 .500 06/15/47 8,064
50,000 American International Group Inc 4 .750 04/01/48 44,062
19,000 Aon Corp 2 .800 05/15/30 17,618
1,000 Aon Corp / Aon Global Holdings PLC 2 .600 12/02/31 882
55,000 Aon Corp / Aon Global Holdings PLC 5 .350 02/28/33 56,454
100,000 Aon North America Inc 5 .750 03/01/54 97,411
30,000 Ares Capital Corp 7 .000 01/15/27 30,882
50,000 Ares Capital Corp 5 .500 09/01/30 49,911
50,000 Arthur J Gallagher & Co 5 .150 02/15/35 49,708
30,000 Arthur J Gallagher & Co 6 .750 02/15/54 32,753
100,000 Arthur J Gallagher & Co 5 .750 07/15/54 96,741
7,000 Assurant Inc 3 .700 02/22/30 6,660
10,000 Assurant Inc 2 .650 01/15/32 8,604
1,000 Athene Holding Ltd 6 .150 04/03/30 1,059
30,000 Athene Holding Ltd 6 .250 04/01/54 29,622
7,000 AXIS Specialty Finance PLC 4 .000 12/06/27 6,897
20,000 Bain Capital Specialty Finance Inc 5 .950 03/15/30 19,882
44,000 Banco Santander SA 2 .749 12/03/30 39,157
100,000 Banco Santander SA 6 .938 11/07/33 112,660
50,000 Bank of America Corp 5 .518 10/25/35 50,048
7,000 Bank of Nova Scotia/The 3 .625 10/27/81 6,519
21,000 BankUnited Inc 5 .125 06/11/30 20,797
3,000 Barclays PLC 5 .088 06/20/30 3,011
24,000 Barclays PLC 3 .811 03/10/42 18,779
20,000 BlackRock TCP Capital Corp 6 .950 05/30/29 20,650
14,000 Blackstone Private Credit Fund 2 .625 12/15/26 13,533
20,000 (a) Blackstone Private Credit Fund 4 .000 01/15/29 19,310
10,000 Blackstone Private Credit Fund 5 .950 07/16/29 10,201
50,000 Blackstone Private Credit Fund 6 .250 01/25/31 51,548
16,000 Blackstone Secured Lending Fund 2 .125 02/15/27 15,302
20,000 Blackstone Secured Lending Fund 5 .350 04/13/28 20,160
1,000 Blue Owl Capital Corp 2 .625 01/15/27 964
50,000 Blue Owl Capital Corp 3 .125 04/13/27 48,257
14,000 Blue Owl Credit Income Corp 4 .700 02/08/27 13,893
100,000 Blue Owl Credit Income Corp 5 .800 03/15/30 100,185
30,000 (a) Boston Properties LP 6 .500 01/15/34 32,110
14,000 Brighthouse Financial Inc 5 .625 05/15/30 14,026
50,000 Brighthouse Financial Inc 4 .700 06/22/47 37,057
100,000 Brookfield Finance I UK Plc / Brookfield Finance Inc 2 .340 01/30/32 85,762
24,000 Brown & Brown Inc 2 .375 03/15/31 21,065

Portfolio of Investments July 31, 2025
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 8,000 Capital One Financial Corp 4 .100% 02/09/27 $ 7,958
6,000 Capital One Financial Corp 1 .878 11/02/27 5,798
44,000 Capital One Financial Corp 3 .800 01/31/28 43,350
21,000 Capital One Financial Corp 4 .927 05/10/28 21,117
7,000 Capital One Financial Corp 3 .273 03/01/30 6,687
200,000 Capital One Financial Corp 7 .624 10/30/31 225,207
46,000 Capital One Financial Corp 2 .359 07/29/32 39,171
31,000 Capital One Financial Corp 5 .268 05/10/33 31,238
10,000 Capital One Financial Corp 7 .964 11/02/34 11,650
10,000 Centene Corp 3 .000 10/15/30 8,710
50,000 Centene Corp 2 .500 03/01/31 41,975
25,000 Charles Schwab Corp/The 5 .643 05/19/29 25,840
26,000 CI Financial Corp 3 .200 12/17/30 23,079
70,000 Citigroup Inc 5 .827 02/13/35 71,183
30,000 Citigroup Inc 6 .020 01/24/36 30,745
10,000 Citigroup Inc 5 .300 05/06/44 9,407
12,000 Citizens Financial Group Inc 2 .500 02/06/30 10,874
50,000 Citizens Financial Group Inc 5 .253 03/05/31 50,643
8,000 CNA Financial Corp 3 .900 05/01/29 7,810
8,000 CNO Financial Group Inc 5 .250 05/30/29 8,069
100,000 Comerica Bank 5 .332 08/25/33 97,353
46,000 Corebridge Financial Inc 3 .850 04/05/29 44,940
50,000 Corebridge Financial Inc 4 .400 04/05/52 40,020
4,000 Deutsche Bank AG/New York NY 2 .311 11/16/27 3,882
1,000 Deutsche Bank AG/New York NY 3 .547 09/18/31 940
80,000 Deutsche Bank AG/New York NY 7 .079 02/10/34 86,226
50,000 Elevance Health Inc 4 .550 03/01/48 40,843
40,000 Elevance Health Inc 5 .650 06/15/54 37,874
10,000 Enact Holdings Inc 6 .250 05/28/29 10,332
13,000 Enstar Group Ltd 3 .100 09/01/31 11,430
33,000 Equitable Holdings Inc 4 .350 04/20/28 32,859
25,000 Essex Portfolio LP 5 .375 04/01/35 25,314
50,000 Everest Reinsurance Holdings Inc 4 .868 06/01/44 43,872
10,000 Everest Reinsurance Holdings Inc 3 .500 10/15/50 6,788
24,000 Fairfax Financial Holdings Ltd 4 .625 04/29/30 23,802
10,000 Fairfax Financial Holdings Ltd 6 .100 03/15/55 9,709
21,000 Fidelity National Financial Inc 3 .400 06/15/30 19,609
10,000 Fidelity National Financial Inc 3 .200 09/17/51 6,137
2,000 Fifth Third Bancorp 1 .707 11/01/27 1,930
13,000 Fifth Third Bancorp 3 .950 03/14/28 12,841
40,000 Fifth Third Bancorp 6 .361 10/27/28 41,607
11,000 First American Financial Corp 2 .400 08/15/31 9,420
30,000 First American Financial Corp 5 .450 09/30/34 29,400
10,000 First Horizon Bank 5 .750 05/01/30 10,215
10,000 First-Citizens Bank & Trust Co 6 .125 03/09/28 10,345
11,000 FS KKR Capital Corp 3 .250 07/15/27 10,566
16,000 GATX Corp 4 .550 11/07/28 15,960
30,000 GATX Corp 6 .050 03/15/34 31,645
50,000 GATX Corp 4 .500 03/30/45 40,320
10,000 Goldman Sachs BDC Inc 2 .875 01/15/26 9,905
50,000 Goldman Sachs Group Inc/The 5 .016 10/23/35 49,316
81,000 Goldman Sachs Group Inc/The 6 .450 05/01/36 86,860
50,000 Goldman Sachs Group Inc/The 5 .150 05/22/45 45,143
23,000 Golub Capital BDC Inc 2 .050 02/15/27 21,934
20,000 HA Sustainable Infrastructure Capital Inc 6 .375 07/01/34 19,817
12,000 Hartford Insurance Group Inc/The 2 .800 08/19/29 11,257
60,000 Hartford Insurance Group Inc/The 4 .300 04/15/43 50,388
20,000 Hartford Insurance Group Inc/The 2 .900 09/15/51 12,559
20,000 Hercules Capital Inc 3 .375 01/20/27 19,435
56,000 HSBC Holdings PLC 6 .800 06/01/38 60,475
50,000 Humana Inc 6 .000 05/01/55 48,046
112,000 Huntington Bancshares Inc/OH 2 .550 02/04/30 102,396

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 10,000 Independent Bank Corp 7 .250% 04/01/35 $ 10,159
8,000 Jackson Financial Inc 5 .170 06/08/27 8,073
19,000 Jefferies Financial Group Inc 4 .150 01/23/30 18,557
40,000 Jefferies Financial Group Inc 2 .750 10/15/32 33,997
20,000 Jefferies Financial Group Inc 6 .500 01/20/43 20,814
42,000 Kemper Corp 3 .800 02/23/32 38,186
27,000 KeyCorp 2 .550 10/01/29 24,936
50,000 (a) KeyCorp 5 .121 04/04/31 50,537
12,000 Kimco Realty OP LLC 4 .250 04/01/45 9,885
21,000 Lazard Group LLC 4 .500 09/19/28 20,909
16,000 Lincoln National Corp 3 .625 12/12/26 15,795
10,000 Lincoln National Corp 6 .300 10/09/37 10,402
200,000 Lloyds Banking Group PLC 3 .369 12/14/46 144,301
50,000 LPL Holdings Inc 5 .150 06/15/30 50,574
21,000 Main Street Capital Corp 3 .000 07/14/26 20,605
12,000 Markel Group Inc 3 .350 09/17/29 11,506
20,000 Markel Group Inc 6 .000 05/16/54 19,914
20,000 Marsh & McLennan Cos Inc 5 .000 03/15/35 19,953
100,000 MetLife Inc 6 .350 03/15/55 102,646
2,000 Morgan Stanley 3 .950 04/23/27 1,983
50,000 Morgan Stanley 5 .587 01/18/36 51,318
1,000 Morgan Stanley 2 .484 09/16/36 852
53,000 Nasdaq Inc 5 .550 02/15/34 54,988
11,000 NNN REIT Inc 3 .000 04/15/52 6,735
43,000 Nomura Holdings Inc 5 .386 07/06/27 43,616
4,000 Nomura Holdings Inc 2 .710 01/22/29 3,748
12,000 Nomura Holdings Inc 3 .103 01/16/30 11,171
1,000 Nomura Holdings Inc 2 .679 07/16/30 904
100,000 Nomura Holdings Inc 6 .181 01/18/33 106,481
10,000 Oaktree Specialty Lending Corp 2 .700 01/15/27 9,620
10,000 Oaktree Strategic Credit Fund 6 .500 07/23/29 10,260
7,000 Old Republic International Corp 3 .875 08/26/26 6,942
10,000 Old Republic International Corp 3 .850 06/11/51 7,053
10,000 ORIX Corp 4 .000 04/13/32 9,512
30,000 PartnerRe Finance B LLC 4 .500 10/01/50 27,881
30,000 PNC Financial Services Group Inc/The 5 .575 01/29/36 30,764
7,000 Prudential Financial Inc 5 .700 09/15/48 7,084
41,000 Prudential Financial Inc 3 .700 10/01/50 37,431
10,000 Regions Bank/Birmingham AL 6 .450 06/26/37 10,576
24,000 Regions Financial Corp 1 .800 08/12/28 22,184
50,000 RenaissanceRe Holdings Ltd 5 .800 04/01/35 51,388
10,000 Royal Bank of Canada 6 .350 11/24/84 9,529
20,000 Sabra Health Care LP 3 .200 12/01/31 17,813
7,000 Santander Holdings USA Inc 3 .244 10/05/26 6,884
30,000 Santander Holdings USA Inc 4 .400 07/13/27 29,959
1,000 Santander Holdings USA Inc 2 .490 01/06/28 969
30,000 Santander UK Group Holdings PLC 2 .469 01/11/28 29,042
20,000 (b) Sixth Street Lending Partners 6 .125 07/15/30 20,378
60,000 Stewart Information Services Corp 3 .600 11/15/31 53,364
12,000 Stifel Financial Corp 4 .000 05/15/30 11,545
20,000 Synchrony Financial 5 .935 08/02/30 20,556
10,000 Synovus Financial Corp 6 .168 11/01/30 10,283
50,000 Unum Group 4 .500 12/15/49 39,515
10,000 Ventas Realty LP 5 .000 01/15/35 9,796
20,000 Ventas Realty LP 4 .875 04/15/49 17,120
15,000 W R Berkley Corp 4 .000 05/12/50 11,352
50,000 W R Berkley Corp 3 .550 03/30/52 34,261
10,000 Wachovia Corp 7 .574 08/01/26 10,281
10,000 Webster Financial Corp 4 .100 03/25/29 9,717
100,000 Wells Fargo & Co 5 .950 12/15/36 101,559
200,000 Wells Fargo & Co 4 .650 11/04/44 171,504
30,000 Welltower OP LLC 3 .850 06/15/32 28,481

Portfolio of Investments July 31, 2025
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 10,000 Western Alliance Bancorp 3 .000% 06/15/31 $ 9,447
27,000 Westpac Banking Corp 2 .668 11/15/35 23,846
14,000 Willis North America Inc 4 .500 09/15/28 14,020
70,000 Willis North America Inc 5 .050 09/15/48 61,376
TOTAL FINANCIALS 5,665,965
INDUSTRIAL - 11.4%
50,000 Adventist Health System/West 5 .757 12/01/34 49,963
10,000 Adventist Health System/West 3 .630 03/01/49 6,635
10,000 (a) Albemarle Corp 5 .650 06/01/52 8,333
34,000 Altria Group Inc 5 .800 02/14/39 34,361
50,000 Altria Group Inc 4 .450 05/06/50 39,033
20,000 American Tower Corp 5 .400 01/31/35 20,345
25,000 Amgen Inc 5 .250 03/02/33 25,501
48,000 Amgen Inc 3 .150 02/21/40 36,787
6,000 Amgen Inc 5 .150 11/15/41 5,603
1,000 Amgen Inc 3 .000 01/15/52 635
11,000 Amgen Inc 4 .200 02/22/52 8,536
100,000 Amgen Inc 2 .770 09/01/53 58,554
10,000 AngloGold Ashanti Holdings PLC 3 .750 10/01/30 9,397
60,000 (b) APA Corp 6 .000 01/15/37 54,437
50,000 (b) APA Corp 5 .350 07/01/49 39,960
10,000 AppLovin Corp 5 .375 12/01/31 10,190
50,000 AppLovin Corp 5 .500 12/01/34 50,574
10,000 Aptiv Swiss Holdings Ltd 5 .400 03/15/49 8,588
13,000 Aptiv Swiss Holdings Ltd 3 .100 12/01/51 7,806
57,000 AT&T Inc 4 .850 03/01/39 53,518
100,000 AT&T Inc 6 .000 08/15/40 103,379
80,000 AT&T Inc 3 .500 06/01/41 62,562
10,000 AT&T Inc 5 .700 03/01/57 9,609
40,000 AT&T Inc 3 .500 02/01/61 25,545
11,000 Barrick North America Finance LLC 5 .700 05/30/41 10,979
15,000 BAT Capital Corp 6 .343 08/02/30 16,081
20,000 BAT Capital Corp 7 .079 08/02/43 22,009
50,000 BAT Capital Corp 3 .984 09/25/50 35,817
20,000 Baxter International Inc 3 .500 08/15/46 14,066
23,000 Becton Dickinson & Co 4 .685 12/15/44 20,017
20,000 Berry Global Inc 5 .650 01/15/34 20,674
34,000 Biogen Inc 5 .200 09/15/45 30,335
65,000 Boeing Co/The 5 .705 05/01/40 64,574
20,000 Boeing Co/The 3 .500 03/01/45 13,873
60,000 Boeing Co/The 3 .900 05/01/49 43,488
10,000 Boeing Co/The 3 .825 03/01/59 6,813
50,000 (a) Booz Allen Hamilton Inc 5 .950 04/15/35 51,048
8,000 BorgWarner Inc 4 .375 03/15/45 6,572
30,000 Broadcom Inc 4 .550 02/15/32 29,600
84,000 (b) Broadcom Inc 3 .187 11/15/36 69,320
5,000 Canadian Natural Resources Ltd 5 .850 02/01/35 5,082
2,000 Canadian Natural Resources Ltd 6 .750 02/01/39 2,123
10,000 Canadian Pacific Railway Co 4 .800 09/15/35 9,705
14,000 Canadian Pacific Railway Co 4 .700 05/01/48 12,288
20,000 Canadian Pacific Railway Co 4 .200 11/15/69 14,983
10,000 Cardinal Health Inc 4 .500 11/15/44 8,346
6,000 Carrier Global Corp 3 .577 04/05/50 4,399
10,000 Carrier Global Corp 6 .200 03/15/54 10,686
50,000 Celulosa Arauco y Constitucion SA 5 .500 11/02/47 43,897
5,000 Cenovus Energy Inc 5 .250 06/15/37 4,700
10,000 CF Industries Inc 5 .375 03/15/44 9,331
1,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
3 .500 03/01/42 704
100,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6 .484 10/23/45 97,297

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 54,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
5 .375% 05/01/47 $ 45,790
50,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
5 .125 07/01/49 40,395
21,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
5 .250 04/01/53 17,315
50,000 Cigna Group/The 6 .125 11/15/41 51,716
33,000 Cigna Group/The 4 .900 12/15/48 28,527
11,000 Conagra Brands Inc 5 .300 11/01/38 10,356
10,000 Constellation Brands Inc 5 .250 11/15/48 9,120
10,000 Continental Resources Inc/OK 4 .900 06/01/44 7,846
10,000 Corning Inc 3 .900 11/15/49 7,548
50,000 Corning Inc 5 .850 11/15/68 48,090
20,000 Coterra Energy Inc 5 .400 02/15/35 19,714
10,000 Crown Castle Inc 4 .750 05/15/47 8,615
49,000 CVS Health Corp 4 .875 07/20/35 46,781
18,000 CVS Health Corp 4 .780 03/25/38 16,448
100,000 CVS Health Corp 5 .050 03/25/48 86,044
20,000 CVS Health Corp 6 .000 06/01/63 19,099
10,000 Dell International LLC / EMC Corp 8 .350 07/15/46 12,718
19,000 Devon Energy Corp 5 .600 07/15/41 17,659
36,000 Diamondback Energy Inc 4 .250 03/15/52 27,216
50,000 Discovery Communications LLC 5 .300 05/15/49 30,000
7,000 Dollar General Corp 4 .125 04/03/50 5,305
11,000 Dollar Tree Inc 3 .375 12/01/51 7,007
12,000 Dow Chemical Co/The 4 .250 10/01/34 10,801
8,000 Dow Chemical Co/The 5 .250 11/15/41 7,172
10,000 Dow Chemical Co/The 5 .550 11/30/48 8,907
10,000 Dow Chemical Co/The 5 .600 02/15/54 8,832
20,000 Dow Chemical Co/The 5 .950 03/15/55 18,526
50,000 DR Horton Inc 5 .500 10/15/35 50,697
5,000 DuPont de Nemours Inc 5 .319 11/15/38 5,130
50,000 Eastern Energy Gas Holdings LLC 5 .800 01/15/35 51,861
6,000 Eastman Chemical Co 4 .800 09/01/42 5,217
10,000 Eastman Chemical Co 4 .650 10/15/44 8,449
20,000 Enbridge Inc 8 .500 01/15/84 22,525
50,000 Energy Transfer LP 5 .600 09/01/34 50,564
22,000 Energy Transfer LP 5 .800 06/15/38 21,972
10,000 Energy Transfer LP 5 .150 02/01/43 8,799
22,000 Energy Transfer LP 5 .000 05/15/44 18,939
22,000 Equifax Inc 2 .350 09/15/31 19,158
60,000 Expand Energy Corp 4 .750 02/01/32 58,278
20,000 FactSet Research Systems Inc 3 .450 03/01/32 18,234
10,000 (b) FedEx Corp 4 .900 01/15/34 9,672
20,000 (b) FedEx Corp 3 .250 05/15/41 14,297
10,000 FedEx Corp 4 .750 11/15/45 8,246
50,000 FedEx Corp 4 .050 02/15/48 36,806
14,000 (b) FedEx Corp 4 .050 02/15/48 10,306
41,000 Fidelity National Information Services Inc 1 .650 03/01/28 38,222
50,000 Fidelity National Information Services Inc 4 .750 05/15/48 41,818
37,000 Fiserv Inc 2 .250 06/01/27 35,546
40,000 Fiserv Inc 5 .625 08/21/33 41,215
40,000 Fiserv Inc 5 .450 03/15/34 40,603
10,000 Flowserve Corp 3 .500 10/01/30 9,412
30,000 Ford Motor Co 6 .100 08/19/32 30,050
10,000 Ford Motor Co 5 .291 12/08/46 8,162
10,000 Freeport-McMoRan Inc 5 .400 11/14/34 10,122
12,000 General Mills Inc 4 .550 04/17/38 10,801
10,000 General Mills Inc 5 .400 06/15/40 9,717
42,000 General Motors Co 6 .600 04/01/36 44,349
50,000 General Motors Co 6 .250 10/02/43 49,537
6,000 Global Payments Inc 4 .950 08/15/27 6,035

Portfolio of Investments July 31, 2025
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 6,000 Global Payments Inc 4 .450% 06/01/28 $ 5,974
15,000 Global Payments Inc 2 .900 05/15/30 13,687
41,000 Global Payments Inc 2 .900 11/15/31 35,994
10,000 GLP Capital LP / GLP Financing II Inc 6 .750 12/01/33 10,712
10,000 GLP Capital LP / GLP Financing II Inc 5 .625 09/15/34 9,987
9,000 Halliburton Co 4 .500 11/15/41 7,705
18,000 Halliburton Co 4 .750 08/01/43 15,529
30,000 Hasbro Inc 5 .100 05/15/44 25,990
20,000 HCA Inc 5 .450 09/15/34 20,081
60,000 HCA Inc 4 .375 03/15/42 49,993
10,000 HCA Inc 3 .500 07/15/51 6,576
20,000 HCA Inc 6 .000 04/01/54 19,420
14,000 Hewlett Packard Enterprise Co 6 .200 10/15/35 14,783
20,000 Hexcel Corp 5 .875 02/26/35 20,425
60,000 (a) Intel Corp 5 .150 02/21/34 59,348
50,000 Intel Corp 3 .250 11/15/49 30,517
50,000 International Paper Co 5 .000 09/15/35 49,345
18,000 International Paper Co 4 .800 06/15/44 15,703
10,000 International Paper Co 5 .150 05/15/46 8,950
7,000 International Paper Co 4 .400 08/15/47 5,640
16,000 J M Smucker Co/The 4 .250 03/15/35 14,827
30,000 JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 6 .500 12/01/52 30,661
12,000 Johnson Controls International plc 4 .950 07/02/64 10,261
20,000 Keurig Dr Pepper Inc 4 .420 12/15/46 16,402
13,000 Keurig Dr Pepper Inc 4 .500 04/15/52 10,665
20,000 Kinder Morgan Energy Partners LP 7 .500 11/15/40 23,043
41,000 Kinder Morgan Energy Partners LP 6 .375 03/01/41 42,598
11,000 Kinder Morgan Inc 3 .600 02/15/51 7,522
50,000 Kraft Heinz Foods Co 5 .000 06/04/42 44,490
24,000 Kraft Heinz Foods Co 5 .500 06/01/50 21,696
74,000 Kroger Co/The 5 .400 01/15/49 68,986
50,000 Kyndryl Holdings Inc 4 .100 10/15/41 39,229
10,000 L3Harris Technologies Inc 5 .054 04/27/45 9,279
20,000 Las Vegas Sands Corp 6 .200 08/15/34 20,508
10,000 Lear Corp 3 .500 05/30/30 9,411
12,000 Leggett & Platt Inc 3 .500 11/15/51 7,719
100,000 Lowe's Cos Inc 5 .000 04/15/40 93,075
9,000 Lowe's Cos Inc 4 .050 05/03/47 6,950
41,000 Lowe's Cos Inc 4 .250 04/01/52 31,803
19,000 LYB International Finance BV 5 .250 07/15/43 16,693
10,000 LYB International Finance III LLC 3 .800 10/01/60 6,272
11,000 Marathon Petroleum Corp 6 .500 03/01/41 11,473
5,000 Marriott International Inc/MD 4 .500 10/01/34 4,773
1,000 Martin Marietta Materials Inc 3 .200 07/15/51 663
20,000 Masco Corp 4 .500 05/15/47 16,138
55,000 McDonald's Corp 4 .700 12/09/35 53,483
30,000 MDC Holdings Inc 6 .000 01/15/43 27,385
23,000 MDC Holdings Inc 3 .966 08/06/61 16,401
8,000 Molson Coors Beverage Co 4 .200 07/15/46 6,343
30,000 Montefiore Obligated Group 5 .246 11/01/48 24,099
7,000 Moody's Corp 3 .250 01/15/28 6,837
35,000 Moody's Corp 2 .000 08/19/31 30,236
32,000 MPLX LP 4 .500 04/15/38 28,249
20,000 MPLX LP 5 .200 12/01/47 17,336
20,000 Mylan Inc 5 .200 04/15/48 15,877
50,000 National Fuel Gas Co 5 .950 03/15/35 51,206
10,000 Newmont Corp 5 .875 04/01/35 10,615
10,000 Newmont Corp / Newcrest Finance Pty Ltd 4 .200 05/13/50 8,142
11,000 Norfolk Southern Corp 4 .800 08/15/43 9,633
30,000 Norfolk Southern Corp 4 .450 06/15/45 25,583
18,000 Norfolk Southern Corp 3 .700 03/15/53 13,008
10,000 Norfolk Southern Corp 5 .100 08/01/18 8,410

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 30,000 Northrop Grumman Corp 5 .200% 06/01/54 $ 27,790
100,000 NOV Inc 3 .950 12/01/42 75,066
12,000 Nutrien Ltd 5 .625 12/01/40 11,804
10,000 Nutrien Ltd 6 .125 01/15/41 10,288
10,000 Nutrien Ltd 3 .950 05/13/50 7,465
21,000 NXP BV / NXP Funding LLC / NXP USA Inc 3 .250 11/30/51 13,517
100,000 Occidental Petroleum Corp 8 .875 07/15/30 113,973
20,000 Occidental Petroleum Corp 7 .875 09/15/31 22,383
10,000 Occidental Petroleum Corp 4 .400 04/15/46 7,372
10,000 Ochsner LSU Health System of North Louisiana 2 .510 05/15/31 8,213
13,000 ONEOK Inc 5 .150 10/15/43 11,494
50,000 ONEOK Inc 7 .150 01/15/51 54,219
19,000 ONEOK Partners LP 6 .125 02/01/41 19,065
50,000 Oracle Corp 4 .700 09/27/34 48,040
50,000 Oracle Corp 3 .900 05/15/35 44,830
54,000 Oracle Corp 3 .800 11/15/37 45,815
96,000 Oracle Corp 3 .650 03/25/41 75,054
14,000 Orange SA 5 .375 01/13/42 13,573
20,000 Ovintiv Inc 8 .125 09/15/30 22,788
10,000 Owens Corning 7 .000 12/01/36 11,274
4,000 Owens Corning 4 .300 07/15/47 3,220
3,000 Packaging Corp of America 3 .050 10/01/51 1,877
24,000 Paramount Global 4 .900 08/15/44 18,834
6,000 Phillips 66 4 .650 11/15/34 5,731
5,000 Phillips 66 5 .875 05/01/42 4,970
26,000 Phillips 66 3 .300 03/15/52 16,735
45,000 Regal Rexnord Corp 6 .400 04/15/33 47,568
10,000 Republic Services Inc 5 .200 11/15/34 10,193
100,000 Rogers Communications Inc 7 .500 08/15/38 114,725
50,000 Royalty Pharma PLC 3 .550 09/02/50 33,882
4,000 RPM International Inc 4 .250 01/15/48 3,266
60,000 RTX Corp 4 .450 11/16/38 55,050
10,000 RTX Corp 4 .625 11/16/48 8,592
40,000 RTX Corp 6 .400 03/15/54 43,562
10,000 Sherwin-Williams Co/The 4 .000 12/15/42 8,065
10,000 Sherwin-Williams Co/The 3 .300 05/15/50 6,673
10,000 Sonoco Products Co 5 .750 11/01/40 9,847
10,000 Southern Copper Corp 7 .500 07/27/35 11,568
20,000 Southern Copper Corp 6 .750 04/16/40 21,792
7,000 Southern Copper Corp 5 .250 11/08/42 6,498
30,000 Spectra Energy Partners LP 4 .500 03/15/45 24,838
10,000 Stanley Black & Decker Inc 4 .850 11/15/48 8,498
31,000 Starbucks Corp 3 .350 03/12/50 20,761
30,000 Stryker Corp 5 .200 02/10/35 30,466
16,000 Stryker Corp 4 .100 04/01/43 13,254
24,000 Suncor Energy Inc 4 .000 11/15/47 17,665
50,000 Synopsys Inc 5 .150 04/01/35 50,177
50,000 Sysco Corp 6 .600 04/01/40 54,498
15,000 Sysco Corp 3 .150 12/14/51 9,569
20,000 Takeda Pharmaceutical Co Ltd 3 .175 07/09/50 13,044
50,000 Targa Resources Corp 5 .550 08/15/35 50,103
10,000 Targa Resources Partners LP / Targa Resources Partners Finance
Corp
4 .875 02/01/31 9,885
30,000 Telefonica Emisiones SA 5 .213 03/08/47 26,554
38,000 Time Warner Cable LLC 5 .500 09/01/41 34,136
50,000 Timken Co/The 4 .125 04/01/32 46,990
30,000 T-Mobile USA Inc 4 .700 01/15/35 29,026
150,000 T-Mobile USA Inc 4 .375 04/15/40 132,520
50,000 T-Mobile USA Inc 3 .400 10/15/52 33,351
20,000 TR Finance LLC 3 .350 05/15/26 19,762
10,000 Trane Technologies Financing Ltd 4 .500 03/21/49 8,458
4,000 Trane Technologies Global Holding Co Ltd 5 .750 06/15/43 4,097

Portfolio of Investments July 31, 2025
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 10,000 Trane Technologies Global Holding Co Ltd 4 .300% 02/21/48 $ 8,256
19,000 TransCanada PipeLines Ltd 5 .100 03/15/49 17,092
36,000 Transcontinental Gas Pipe Line Co LLC 3 .950 05/15/50 27,092
4,000 Triton Container International Ltd / TAL International Container
Corp
3 .250 03/15/32 3,504
11,000 Tyson Foods Inc 5 .100 09/28/48 9,835
60,000 Vale Canada Ltd 7 .200 09/15/32 65,146
20,000 Vale Overseas Ltd 6 .125 06/12/33 20,884
23,000 Valero Energy Corp 3 .650 12/01/51 15,388
50,000 VeriSign Inc 5 .250 06/01/32 50,541
100,000 Verisk Analytics Inc 5 .250 03/15/35 100,043
50,000 Verizon Communications Inc 4 .272 01/15/36 46,006
102,000 Verizon Communications Inc 3 .400 03/22/41 78,643
7,000 Verizon Communications Inc 2 .850 09/03/41 4,949
80,000 Verizon Communications Inc 4 .862 08/21/46 71,015
16,000 Verizon Communications Inc 4 .000 03/22/50 12,215
26,000 Verizon Communications Inc 3 .875 03/01/52 19,308
86,000 Viatris Inc 3 .850 06/22/40 63,093
10,000 VICI Properties LP 5 .625 05/15/52 9,172
60,000 Western Digital Corp 3 .100 02/01/32 53,341
23,000 Westlake Corp 3 .125 08/15/51 14,074
10,000 Westlake Corp 3 .375 08/15/61 5,886
50,000 Williams Cos Inc/The 5 .600 03/15/35 51,106
10,000 Williams Cos Inc/The 5 .800 11/15/43 9,849
2,000 Zimmer Biomet Holdings Inc 4 .250 08/15/35 1,824
6,000 Zimmer Biomet Holdings Inc 5 .750 11/30/39 5,981
11,000 Zoetis Inc 4 .700 02/01/43 9,990
TOTAL INDUSTRIAL 6,653,839
UTILITY - 11.9%
65,000 AEP Texas Inc 3 .800 10/01/47 47,453
100,000 AEP Texas Inc 5 .250 05/15/52 89,857
25,000 AEP Transmission Co LLC 5 .375 06/15/35 25,408
50,000 AEP Transmission Co LLC 5 .400 03/15/53 48,033
20,000 American Water Capital Corp 4 .150 06/01/49 15,810
20,000 American Water Capital Corp 3 .250 06/01/51 13,471
50,000 Arizona Public Service Co 5 .700 08/15/34 51,629
50,000 Arizona Public Service Co 2 .650 09/15/50 29,465
20,000 Atmos Energy Corp 6 .200 11/15/53 21,445
4,000 Black Hills Corp 3 .150 01/15/27 3,916
10,000 Black Hills Corp 4 .200 09/15/46 7,785
61,000 Black Hills Corp 3 .875 10/15/49 44,037
80,000 CenterPoint Energy Inc 6 .850 02/15/55 83,431
10,000 CenterPoint Energy Inc 6 .700 05/15/55 10,130
18,000 Cleco Corporate Holdings LLC 4 .973 05/01/46 15,240
10,000 CMS Energy Corp 4 .700 03/31/43 8,540
11,000 CMS Energy Corp 4 .875 03/01/44 9,707
60,000 CMS Energy Corp 3 .750 12/01/50 53,937
100,000 Commonwealth Edison Co 3 .125 03/15/51 66,006
80,000 Consolidated Edison Co of New York Inc 5 .900 11/15/53 81,401
101,000 Constellation Energy Generation LLC 5 .600 06/15/42 99,115
20,000 Consumers Energy Co 4 .050 05/15/48 16,037
10,000 Consumers Energy Co 4 .350 08/31/64 7,591
70,000 Dayton Power & Light Co/The 3 .950 06/15/49 51,543
13,000 Delmarva Power & Light Co 4 .000 06/01/42 10,564
90,000 Dominion Energy Inc 3 .375 04/01/30 85,464
20,000 Dominion Energy Inc 2 .250 08/15/31 17,386
200,000 Dominion Energy Inc 7 .000 06/15/38 225,648
7,000 Dominion Energy Inc 4 .900 08/01/41 6,303
43,000 Dominion Energy Inc 4 .850 08/15/52 36,414
50,000 Dominion Energy Inc 7 .000 06/01/54 53,340
10,000 DTE Electric Co 4 .000 04/01/43 8,197
90,000 DTE Electric Co 3 .700 03/15/45 69,540

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 287,000 Duke Energy Corp 3 .950% 08/15/47 $ 215,351
1,000 Duke Energy Corp 5 .000 08/15/52 873
200,000 Duke Energy Indiana LLC 4 .900 07/15/43 182,002
100,000 Duke Energy Indiana LLC 5 .400 04/01/53 94,967
10,000 Duke Energy Ohio Inc 3 .700 06/15/46 7,465
27,000 El Paso Electric Co 5 .000 12/01/44 23,052
32,000 Emera US Finance LP 4 .750 06/15/46 26,424
1,000 Entergy Corp 3 .750 06/15/50 714
110,000 Entergy Louisiana LLC 4 .200 09/01/48 87,358
21,000 Essential Utilities Inc 3 .351 04/15/50 13,670
50,000 Evergy Kansas Central Inc 4 .250 12/01/45 40,926
20,000 Evergy Kansas Central Inc 3 .250 09/01/49 13,220
50,000 Eversource Energy 5 .850 04/15/31 52,359
6,000 Eversource Energy 3 .450 01/15/50 4,187
100,000 Exelon Corp 5 .450 03/15/34 102,466
3,000 Exelon Corp 4 .950 06/15/35 2,904
21,000 Exelon Corp 5 .100 06/15/45 19,038
7,000 Exelon Corp 4 .450 04/15/46 5,785
1,000 Exelon Corp 4 .700 04/15/50 837
40,000 FirstEnergy Corp 2 .250 09/01/30 35,437
48,000 FirstEnergy Pennsylvania Electric Co 6 .150 10/01/38 50,872
81,000 Georgia Power Co 3 .700 01/30/50 60,430
100,000 Georgia Power Co 5 .125 05/15/52 93,041
18,000 Iberdrola International BV 6 .750 07/15/36 20,555
10,000 Idaho Power Co 5 .800 04/01/54 9,962
100,000 Indiana Michigan Power Co 3 .750 07/01/47 74,852
10,000 Interstate Power and Light Co 4 .100 09/26/28 9,894
25,000 Interstate Power and Light Co 5 .600 06/29/35 25,652
7,000 IPALCO Enterprises Inc 4 .250 05/01/30 6,709
1,000 ITC Holdings Corp 5 .300 07/01/43 920
10,000 Louisville Gas and Electric Co 4 .375 10/01/45 8,427
50,000 MidAmerican Energy Co 3 .150 04/15/50 33,685
100,000 National Grid PLC 5 .418 01/11/34 101,827
12,000 National Grid USA 5 .803 04/01/35 12,216
50,000 National Rural Utilities Cooperative Finance Corp 5 .150 06/15/29 51,413
4,000 NextEra Energy Capital Holdings Inc 3 .500 04/01/29 3,864
100,000 NextEra Energy Capital Holdings Inc 5 .300 03/15/32 102,638
129,000 NextEra Energy Capital Holdings Inc 5 .000 07/15/32 130,284
150,000 NextEra Energy Capital Holdings Inc 5 .550 03/15/54 142,700
50,000 NextEra Energy Capital Holdings Inc 6 .375 08/15/55 51,298
100,000 NextEra Energy Capital Holdings Inc 6 .500 08/15/55 103,207
19,000 NiSource Inc 3 .490 05/15/27 18,666
58,000 NiSource Inc 5 .950 06/15/41 58,570
21,000 NiSource Inc 5 .650 02/01/45 20,323
200,000 NiSource Inc 4 .375 05/15/47 164,070
7,000 NiSource Inc 3 .950 03/30/48 5,357
19,000 NiSource Inc 5 .000 06/15/52 16,760
50,000 Northern States Power Co/MN 5 .050 05/15/35 50,263
30,000 Northern States Power Co/WI 5 .650 06/15/54 30,164
50,000 NSTAR Electric Co 4 .950 09/15/52 44,363
4,000 Oglethorpe Power Corp 5 .950 11/01/39 4,081
60,000 Oglethorpe Power Corp 5 .375 11/01/40 57,972
69,000 Oglethorpe Power Corp 4 .200 12/01/42 54,833
14,000 Oglethorpe Power Corp 4 .250 04/01/46 10,956
13,000 Oglethorpe Power Corp 5 .050 10/01/48 11,468
7,000 Oglethorpe Power Corp 5 .250 09/01/50 6,283
250,000 Ohio Power Co 4 .150 04/01/48 192,592
40,000 Oncor Electric Delivery Co LLC 5 .350 10/01/52 37,577
8,000 Pacific Gas and Electric Co 3 .300 12/01/27 7,727
9,000 Pacific Gas and Electric Co 3 .000 06/15/28 8,568
9,000 Pacific Gas and Electric Co 4 .200 03/01/29 8,791
40,000 Pacific Gas and Electric Co 5 .900 06/15/32 41,170

Portfolio of Investments July 31, 2025
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 100,000 Pacific Gas and Electric Co 6 .400% 06/15/33 $ 105,509
110,000 Pacific Gas and Electric Co 6 .950 03/15/34 119,666
59,000 Pacific Gas and Electric Co 4 .200 06/01/41 45,978
6,000 Pacific Gas and Electric Co 4 .450 04/15/42 4,834
258,000 Pacific Gas and Electric Co 3 .750 08/15/42 186,891
7,000 Pacific Gas and Electric Co 4 .300 03/15/45 5,385
300,000 Pacific Gas and Electric Co 4 .250 03/15/46 226,412
7,000 Pacific Gas and Electric Co 4 .000 12/01/46 5,072
7,000 Pacific Gas and Electric Co 3 .950 12/01/47 5,029
106,000 Pacific Gas and Electric Co 4 .950 07/01/50 87,600
54,000 Pacific Gas and Electric Co 5 .250 03/01/52 46,019
110,000 PacifiCorp 5 .500 05/15/54 100,545
115,000 Piedmont Natural Gas Co Inc 3 .640 11/01/46 82,963
11,000 Piedmont Natural Gas Co Inc 3 .350 06/01/50 7,327
10,000 Potomac Electric Power Co 4 .150 03/15/43 8,280
100,000 Potomac Electric Power Co 5 .500 03/15/54 96,804
10,000 PPL Capital Funding Inc 3 .100 05/15/26 9,880
1,000 PPL Capital Funding Inc 4 .125 04/15/30 979
70,000 PPL Electric Utilities Corp 4 .150 06/15/48 56,491
30,000 Public Service Co of Colorado 3 .800 06/15/47 22,347
80,000 Public Service Co of Colorado 4 .500 06/01/52 64,901
60,000 Public Service Co of Colorado 5 .250 04/01/53 55,023
10,000 Public Service Electric and Gas Co 5 .700 12/01/36 10,419
25,000 Public Service Electric and Gas Co 5 .450 08/01/53 24,414
50,000 Public Service Enterprise Group Inc 5 .400 03/15/35 50,669
26,000 Puget Energy Inc 2 .379 06/15/28 24,446
36,000 Puget Energy Inc 4 .100 06/15/30 34,679
10,000 Puget Sound Energy Inc 2 .893 09/15/51 6,129
50,000 San Diego Gas & Electric Co 4 .150 05/15/48 39,136
52,000 Sempra 3 .400 02/01/28 50,571
38,000 Sempra 3 .800 02/01/38 31,405
34,000 Sempra 4 .000 02/01/48 25,222
10,000 Southern California Edison Co 4 .500 09/01/40 8,585
100,000 Southern California Edison Co 5 .700 03/01/53 90,552
50,000 Southern California Gas Co 5 .450 06/15/35 50,965
100,000 Southern Co Gas Capital Corp 4 .950 09/15/34 98,918
50,000 Southern Co Gas Capital Corp 6 .000 10/01/34 52,387
101,000 Southern Co Gas Capital Corp 4 .400 05/30/47 82,645
1,000 Southern Co/The 5 .113 08/01/27 1,013
40,000 Southern Co/The 4 .850 06/15/28 40,508
80,000 Southern Co/The 5 .700 03/15/34 83,275
51,000 Southern Power Co 4 .950 12/15/46 44,406
50,000 Southwest Gas Corp 2 .200 06/15/30 44,808
45,000 Southwest Gas Corp 4 .150 06/01/49 34,439
8,000 Southwestern Electric Power Co 1 .650 03/15/26 7,858
1,000 Southwestern Electric Power Co 3 .900 04/01/45 752
109,000 Southwestern Electric Power Co 3 .250 11/01/51 70,431
21,000 Southwestern Public Service Co 6 .000 10/01/36 21,321
18,000 Spire Inc 4 .700 08/15/44 14,857
50,000 Tampa Electric Co 5 .150 03/01/35 50,039
10,000 Union Electric Co 3 .650 04/15/45 7,619
65,000 Union Electric Co 5 .450 03/15/53 62,273
30,000 Virginia Electric and Power Co 5 .350 01/15/54 28,156
100,000 Wisconsin Power and Light Co 5 .375 03/30/34 102,252
60,000 Wisconsin Power and Light Co 4 .100 10/15/44 47,418
20,000 Wisconsin Public Service Corp 2 .850 12/01/51 12,366
7,000 Xcel Energy Inc 4 .800 09/15/41 6,060
TOTAL UTILITY 6,992,806
TOTAL CORPORATE DEBT
(Cost $19,889,942) 19,312,610

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 8.1%
GOVERNMENT AGENCY - 0.8%
$ 70,000 Export-Import Bank of Korea 2 .500% 06/29/41 $ 49,609
25,000 Federal Home Loan Banks 3 .625 09/04/26 24,873
50,000 Federal Home Loan Banks 3 .875 06/04/27 49,969
1,000 Federal National Mortgage Association 1 .875 09/24/26 975
15,000 Federal National Mortgage Association 5 .625 07/15/37 16,315
20,000 Kreditanstalt fuer Wiederaufbau 4 .625 03/18/30 20,564
70,000 Tennessee Valley Authority 4 .650 06/15/35 70,293
9,000 Tennessee Valley Authority 5 .250 09/15/39 9,281
129,000 Tennessee Valley Authority 3 .500 12/15/42 103,929
5,000 Tennessee Valley Authority 4 .250 09/15/52 4,132
50,000 Tennessee Valley Authority 5 .250 02/01/55 48,418
50,000 Tennessee Valley Authority 4 .250 09/15/65 39,861
TOTAL GOVERNMENT AGENCY 438,219
MUNICIPAL BONDS - 1.8%
18,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Series 2021F-3
3 .126 04/01/55 11,626
16,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Subordinate Lien, Build America Federally
Taxable Bond Series 2010S-1
6 .918 04/01/40 17,829
60,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Green Series 2016B
3 .852 08/15/46 48,570
42,000 California State University, Systemwide Revenue Bonds, Taxable
Series 2021B
2 .719 11/01/52 27,368
10,000 California State University, Systemwide Revenue Bonds, Taxable
Series 2021B
2 .939 11/01/52 6,593
70,000 California State, General Obligation Bonds, Taxable Various
Purpose Series 2018
4 .600 04/01/38 70,816
50,000 California State, General Obligation Bonds, Various Purpose
Build America Taxable Bond Series 2010
7 .625 03/01/40 59,421
15,000 California State, General Obligation Bonds, Various Purpose
Taxable Series 2018
4 .500 04/01/33 15,137
35,000 California State, General Obligation Bonds, Various Purpose
Taxable Series 2018
4 .500 04/01/33 34,784
10,000 Chicago Greater Metropolitan Water Reclamation District, Illinois,
General Obligation Bonds, Build America Taxable Bonds, Series
2009
5 .720 12/01/38 10,280
28,000 Chicago Transit Authority, Illinois, Sales and Transfer Tax Receipts
Revenue Bonds, Pension Funding Taxable Series 2008B
6 .899 12/01/40 31,148
27,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Taxable Senior Lien Series 2018C
4 .572 01/01/54 23,126
20,000 Commonwealth Financing Authority, Pennsylvania, Revenue
Bonds Taxable Series 2021A
2 .991 06/01/42 14,866
6,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Plancon Program, Taxable Series
2018A
3 .864 06/01/38 5,453
10,000 Cook County, Illinois, General Obligation Bonds, Build America
Taxable Bonds, Series 2010D
6 .229 11/15/34 10,524
40,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Taxable Refunding Senior Lien Series 2021A
2 .613 12/01/48 26,472
20,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Taxable Improvement Series 2022A
4 .087 11/01/51 16,355
20,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Taxable Improvement Series 2022A
4 .507 11/01/51 17,300
40,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue
Bonds, Taxable Refunding Series 2021C
2 .843 11/01/46 28,564
1,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2021C
2 .202 03/15/34 828
20,000 Florida State Board of Administration Finance Corporation,
Revenue Bonds, Taxable, Series 2024A
5 .526 07/01/34 20,517
40,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Taxable Refunding Subordinate Lien Series
2020B. Tela Supported
3 .236 10/01/52 27,050

Portfolio of Investments July 31, 2025
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 49,000 Illinois State, General Obligation Bonds, Pension Funding Series
2003
5 .100% 06/01/33 $ 49,959
20,000 Kansas Development Finance Authority, Kansas, Revenue Bonds,
State of Kansas KPERS Projects, Taxable Series 2021K
2 .774 05/01/51 13,590
30,000 Los Angeles Community College District, California, General
Obligation Bonds, Build America Taxable Bonds, Series 2010
6 .750 08/01/49 32,682
11,000 Michigan Finance Authority, Hospital Revenue Bonds, Trinity
Health Credit Group, Taxable Refunding Series 2019-T
3 .384 12/01/40 9,108
21,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Washington University, Series 2016B
3 .086 09/15/51 13,838
36,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Taxable Build America Bonds Series 2010A
6 .637 04/01/57 38,630
45,000 New Jersey Turnpike Authority, Revenue Bonds, Build America
Taxable Bonds, Series 2010A
7 .102 01/01/41 51,483
1,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Revenue Bonds, Second Generation
Resolution, Build America Taxable Bonds, Fiscal 2011 Series AA
5 .440 06/15/43 979
50,000 New York City, New York, General Obligation Bonds, Taxable
Fiscal 2025 Series C-2
4 .610 09/01/37 48,241
10,000 Ohio State University, General Receipts Bonds, Build America
Taxable Bond Series 2010C
4 .910 06/01/40 9,690
100,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Fifth Series 2021
3 .175 07/15/60 64,175
39,000 Province of British Columbia Canada 1 .300 01/29/31 33,399
75,000 Sales Tax Securitization Corporation, Illinois, Tax Securitization
Bonds, Taxable Series 2018
3 .238 01/01/42 60,144
93,000 The Rector and Visitors of the University of Virginia, General
Revenue Bonds, Taxable Pledge and Refunding Series 2020
2 .256 09/01/50 52,586
32,000 Tucson, Arizona, Certificates of Participation, Taxable Series
2021A
2 .856 07/01/47 22,772
30,000 University of Michigan, General Revenue Bonds, Series 2022A 3 .504 04/01/52 21,896
TOTAL MUNICIPAL BONDS 1,047,799
SOVEREIGN DEBT - 5.5%
200,000 Chile Government International Bond 4 .340 03/07/42 171,820
1,000 Chile Government International Bond 3 .625 10/30/42 803
102,000 Chile Government International Bond 3 .500 01/25/50 71,696
13,000 Chile Government International Bond 4 .000 01/31/52 9,883
13,000 Chile Government International Bond 3 .250 09/21/71 7,840
200,000 Colombia Government International Bond 8 .500 04/25/35 211,700
9,000 Colombia Government International Bond 4 .125 02/22/42 5,909
200,000 Colombia Government International Bond 5 .625 02/26/44 152,030
13,000 Colombia Government International Bond 5 .000 06/15/45 9,068
19,000 Colombia Government International Bond 5 .200 05/15/49 13,125
13,000 Colombia Government International Bond 4 .125 05/15/51 7,741
13,000 Colombia Government International Bond 3 .875 02/15/61 7,137
1,000 Hungary Government International Bond 7 .625 03/29/41 1,142
1,000 Indonesia Government International Bond 4 .350 01/11/48 845
1,000 Indonesia Government International Bond 5 .350 02/11/49 973
50,000 Indonesia Government International Bond 3 .700 10/30/49 37,483
143,000 Indonesia Government International Bond 4 .300 03/31/52 116,509
10,000 Indonesia Government International Bond 4 .450 04/15/70 7,981
25,000 Indonesia Government International Bond 3 .350 03/12/71 15,902
50,000 Inter-American Development Bank 3 .750 06/14/30 49,474
20,000 Inter-American Development Bank 4 .375 01/24/44 18,359
28,000 Israel Government International Bond 4 .500 01/30/43 23,431
250,000 Israel Government International Bond 4 .125 01/17/48 189,599
50,000 Israel Government International Bond 4 .500 04/03/20 35,864
11,000 Korea International Bond 3 .875 09/20/48 8,998
200,000 Mexico Government International Bond 6 .000 05/07/36 196,000
70,000 Mexico Government International Bond 4 .280 08/14/41 53,550
200,000 Mexico Government International Bond 4 .750 03/08/44 157,600
200,000 Mexico Government International Bond 4 .400 02/12/52 139,700
100,000 Mexico Government International Bond 6 .338 05/04/53 91,350

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 300,000 Mexico Government International Bond 7 .375% 05/13/55 $ 309,000
60,000 Panama Government International Bond 6 .875 01/31/36 59,876
48,000 Panama Government International Bond 4 .500 05/15/47 33,614
100,000 Panama Government International Bond 4 .300 04/29/53 65,613
200,000 Panama Government International Bond 7 .875 03/01/57 208,500
80,000 Panama Government International Bond 3 .870 07/23/60 46,546
93,000 Peruvian Government International Bond 3 .300 03/11/41 69,372
17,000 Peruvian Government International Bond 3 .550 03/10/51 11,496
5,000 Peruvian Government International Bond 2 .780 12/01/60 2,649
1,000 Peruvian Government International Bond 3 .600 01/15/72 604
16,000 Peruvian Government International Bond 3 .230 07/28/21 8,432
20,000 Philippine Government International Bond 6 .375 10/23/34 22,013
10,000 Philippine Government International Bond 5 .000 01/13/37 9,942
19,000 Philippine Government International Bond 3 .700 03/01/41 15,585
200,000 Philippine Government International Bond 3 .200 07/06/46 141,290
60,000 Republic of Italy Government International Bond 4 .000 10/17/49 43,160
60,000 Republic of Poland Government International Bond 5 .125 09/18/34 60,271
30,000 Republic of Poland Government International Bond 5 .500 04/04/53 28,026
200,000 Uruguay Government International Bond 5 .442 02/14/37 203,800
17,000 Uruguay Government International Bond 5 .100 06/18/50 15,577
90,000 Uruguay Government International Bond 4 .975 04/20/55 79,053
TOTAL SOVEREIGN DEBT 3,247,931
UTILITY - 0.0%
20,000 San Antonio, Texas, Electric and Gas System Revenue Bonds,
Build America Taxable Bond Series 2010A
5 .718 02/01/41 20,147
TOTAL UTILITY 20,147
TOTAL GOVERNMENT RELATED
(Cost $5,412,172) 4,754,096
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 27.4%
50,000 (b) American Credit Acceptance Receivables Trust 2025-3 4 .750 09/12/29 50,119
100,000 American Express Credit Account Master Trust 4 .300 07/15/30 100,492
16,667 (b) Avis Budget Rental Car Funding AESOP LLC 2 .330 08/20/26 16,643
15,000 BA Credit Card Trust 4 .310 05/15/30 15,068
150,000 BANK 2024-BNK47 6 .457 06/15/57 159,284
50,000 (c) BANK 2025-BNK49 5 .623 03/15/58 52,122
50,000 Bank5 5 .452 07/15/58 51,467
50,000 (c) BANK5 2023-5YR3 6 .724 09/15/56 52,753
43,281 BANK5 2023-5YR4 6 .500 12/15/56 45,403
50,000 (b) Barings Equipment Finance LLC 2025-A 4 .820 08/13/32 50,671
100,000 BBCMS Mortgage Trust 2022-C17 4 .174 09/15/55 94,939
50,000 BBCMS Mortgage Trust 2025-5C34 5 .659 05/15/58 51,863
50,000 (d) BBCMS Mortgage Trust 2025-5C36 5 .033 08/15/58 50,634
150,000 Benchmark 2021-B27 Mortgage Trust 2 .703 07/15/54 109,255
100,000 (c) Benchmark 2024-V7 Mortgage Trust 6 .228 05/15/56 104,805
100,000 Benchmark 2025-V15 Mortgage Trust 5 .805 06/15/58 104,554
45,000 BMO 2023-5C2 Mortgage Trust 6 .673 11/15/56 47,275
50,000 BMO 2025-5C10 Mortgage Trust 5 .578 05/15/58 51,562
50,000 BMO 2025-C11 Mortgage Trust 5 .687 02/15/58 52,135
50,000 (b) BofA Auto Trust 2025-1 4 .350 11/20/29 50,096
30,000 Capital One Prime Auto Receivables Trust 2024-1 4 .620 07/16/29 30,100
27,708 Carmax Auto Owner Trust 2024-3 5 .210 09/15/27 27,766
50,000 CarMax Auto Owner Trust 2024-4 4 .640 04/15/30 50,444
50,000 Carmax Auto Owner Trust 2025-2 4 .480 03/15/30 50,190
50,000 Carvana Auto Receivables Trust 2024-P3 4 .310 09/10/30 49,922
50,000 (b) Chase Auto Owner Trust 2024-3 5 .220 07/25/29 50,518
100,000 Chase Issuance Trust 4 .160 07/15/30 99,971
100,000 CNH Equipment Trust 2023-B 5 .600 02/15/29 101,098
50,000 CNH Equipment Trust 2024-C 4 .120 03/15/32 49,958
9,239 COMM 2015-LC19 Mortgage Trust 3 .527 02/10/48 9,226

Portfolio of Investments July 31, 2025
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 100,000 (b) Dell Equipment Finance Trust 2025-1 4 .680% 07/22/27 $ 100,237
50,000 Drive Auto Receivables Trust 4 .730 09/15/32 50,155
35,803 (b) Enterprise Fleet Financing 2024-3 LLC 5 .310 04/20/27 35,941
50,000 (b) Enterprise Fleet Financing 2025-2 LLC 4 .510 02/22/28 50,022
50,000 Exeter Automobile Receivables Trust 2024-4 5 .290 08/15/30 50,215
21,218 Fannie Mae Pool FN MA1489 3 .000 07/01/43 18,945
53,515 Fannie Mae Pool FN MA3211 4 .000 12/01/47 50,386
32,304 Fannie Mae Pool FN MA3277 4 .000 02/01/48 30,334
71,723 Fannie Mae Pool FN MA3305 3 .500 03/01/48 65,197
21,805 Fannie Mae Pool FN MA3306 4 .000 03/01/48 20,515
43,615 Fannie Mae Pool FN MA3383 3 .500 06/01/48 39,559
122,428 Fannie Mae Pool FN MA3416 4 .500 07/01/48 118,300
41,021 Fannie Mae Pool FN MA3663 3 .500 05/01/49 37,106
62,781 Fannie Mae Pool FN MA3744 3 .000 08/01/49 54,428
159,477 Fannie Mae Pool FN MA4160 3 .000 10/01/50 137,940
218,988 Fannie Mae Pool FN MA4305 2 .000 04/01/51 172,216
114,722 Fannie Mae Pool FN MA4438 2 .500 10/01/51 94,344
108,151 Fannie Mae Pool FN MA4562 2 .000 03/01/52 84,910
225,023 Fannie Mae Pool FN MA4578 2 .500 04/01/52 184,876
75,293 Fannie Mae Pool FN MA4737 5 .000 08/01/52 73,648
369,990 Fannie Mae Pool FN MA4738 5 .500 08/01/52 369,229
155,027 Fannie Mae Pool FN MA4761 5 .000 09/01/52 151,633
108,911 Fannie Mae Pool FN MA4783 4 .000 10/01/52 100,557
79,867 Fannie Mae Pool FN MA5216 6 .000 12/01/53 81,174
78,715 Fannie Mae Pool FN MA5295 6 .000 03/01/54 79,858
70,147 Fannie Mae Pool FN MA5329 6 .500 04/01/54 72,344
59,881 Fannie Mae Pool FN MA5391 7 .000 06/01/54 62,976
152,696 Fannie Mae Pool FN MA5469 5 .000 09/01/54 148,651
92,154 Fannie Mae Pool FN MA5471 6 .000 09/01/54 93,441
99,526 Fannie Mae Pool FN MA5761 6 .000 07/01/55 100,916
50,000 Ford Credit Auto Lease Trust 2024-B 4 .990 12/15/27 50,288
50,000 Ford Credit Auto Owner Trust 2024-B 5 .100 04/15/29 50,561
50,000 Ford Credit Floorplan Master Owner Trust A 4 .630 04/15/30 50,412
200,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .819 06/25/28 202,449
200,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .650 08/25/28 201,920
100,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .800 09/25/28 101,326
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .618 07/25/29 50,513
50,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .700 11/25/29 50,677
30,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .230 12/25/29 29,879
25,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .410 01/25/30 25,062
200,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .478 01/25/30 201,278
45,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .513 02/25/30 45,296
183,901 Freddie Mac Multifamily Structured Pass Through Certificates 1 .353 11/25/30 169,998
35,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .680 10/25/31 35,420
150,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 5 .150 12/25/33 155,378
90,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .760 10/25/34 90,549
50,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 5 .000 02/25/35 51,134
231,389 Freddie Mac Pool FR SD5345 2 .500 04/01/52 190,594
96,866 Freddie Mac Pool FR RQ0015 6 .500 06/01/55 99,899
214,850 Ginnie Mae II Pool G2 MA4586 3 .500 07/20/47 196,267
227,631 Ginnie Mae II Pool G2 MA6819 2 .500 08/20/50 191,853
240,729 Ginnie Mae II Pool G2 MA7051 2 .000 12/20/50 194,384
176,994 Ginnie Mae II Pool G2 MA7136 2 .500 01/20/51 149,046
333,690 Ginnie Mae II Pool G2 MA7137 3 .000 01/20/51 292,655
177,285 Ginnie Mae II Pool G2 MA7192 2 .000 02/20/51 143,249
468,670 Ginnie Mae II Pool G2 MA7767 2 .500 12/20/51 394,340
213,100 Ginnie Mae II Pool G2 MA7768 3 .000 12/20/51 186,295
201,581 Ginnie Mae II Pool G2 MA7883 3 .500 02/20/52 181,958
229,415 Ginnie Mae II Pool G2 MA7987 2 .500 04/20/52 193,030
231,394 Ginnie Mae II Pool G2 MA8046 4 .500 05/20/52 220,904
103,919 Ginnie Mae II Pool G2 MA8150 4 .000 07/20/52 96,516
194,479 Ginnie Mae II Pool G2 MA8489 4 .500 12/20/52 185,597

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 156,536 Ginnie Mae II Pool G2 MA8800 5 .000% 04/20/53 $ 153,655
161,031 Ginnie Mae II Pool G2 MA8875 3 .500 05/20/53 145,860
153,608 Ginnie Mae II Pool G2 MA8946 4 .500 06/20/53 146,283
185,701 Ginnie Mae II Pool G2 MA9106 5 .500 08/20/53 186,001
202,021 Ginnie Mae II Pool G2 MA9170 5 .000 09/20/53 197,442
194,527 Ginnie Mae II Pool G2 MA9489 6 .000 02/20/54 197,950
144,725 Ginnie Mae II Pool G2 MA9727 6 .500 06/20/54 148,695
198,344 Ginnie Mae II Pool G2 MA9905 5 .000 09/20/54 193,685
341,645 Ginnie Mae II Pool G2 MA9906 5 .500 09/20/54 340,986
130,775 Ginnie Mae II Pool G2 MA9907 6 .000 09/20/54 132,667
210,170 Ginnie Mae II Pool G2 MA9962 4 .000 10/20/54 193,633
101,979 Ginnie Mae II Pool G2 MA9963 4 .500 10/20/54 96,818
101,853 Ginnie Mae II Pool G2 MA9964 5 .000 10/20/54 99,461
89,916 Ginnie Mae II Pool G2 MA9966 6 .000 10/20/54 91,197
172,175 Ginnie Mae II Pool G2 MB0028 6 .500 11/20/54 176,878
216,810 Ginnie Mae II Pool G2 MB0089 4 .000 12/20/54 199,750
198,221 Ginnie Mae II Pool G2 MB0259 5 .500 03/20/55 197,804
197,669 Ginnie Mae II Pool G2 MB0260 6 .000 03/20/55 200,485
99,444 Ginnie Mae II Pool G2 MB0307 5 .000 04/20/55 97,092
198,990 Ginnie Mae II Pool G2 MB0366 5 .500 05/20/55 198,572
149,147 Ginnie Mae II Pool G2 MB0367 6 .000 05/20/55 151,271
149,085 Ginnie Mae II Pool G2 MB0368 6 .500 05/20/55 153,158
143,692 Ginnie Mae II Pool G2 MB0369 7 .000 05/20/55 148,539
194,550 Ginnie Mae II Pool G2 MB0425 6 .000 06/20/55 197,321
165,022 Ginnie Mae II Pool MA7473 G2 MA7473 3 .000 07/20/51 144,405
108,895 Ginnie Mae II Pool MA7589 G2 MA7589 2 .500 09/20/51 91,625
365,615 Ginnie Mae II Pool MA7766 G2 MA7766 2 .000 12/20/51 295,212
151,543 Ginnie Mae II Pool MA7989 G2 MA7989 3 .500 04/20/52 136,650
50,000 (b) GLS Auto Receivables Issuer Trust 2025-2 4 .750 01/16/29 50,110
100,000 GM Financial Automobile Leasing Trust 2024-1 5 .090 03/22/27 100,243
16,227 GM Financial Consumer Automobile Receivables Trust 2022-2 3 .100 02/16/27 16,185
25,000 Gm Financial Consumer Automobile Receivables Trust 2025-3 4 .300 09/16/31 25,034
183,368 GS Mortgage Securities Trust 2016-GS4 3 .178 11/10/49 180,311
50,000 Harley-Davidson Motorcycle Trust 2025-A 4 .670 04/15/30 50,363
50,000 Honda Auto Receivables 2024-2 Owner Trust 5 .270 11/20/28 50,546
104 (b),(e) HPEFS Equipment Trust 2023-2 6 .040 01/21/31 104
100,000 (b) HPEFS Equipment Trust 2025-1 4 .430 09/20/32 99,875
100,000 (b) Hyundai Auto Lease Securitization Trust 2025-B 4 .530 04/17/28 100,307
17,878 Hyundai Auto Receivables Trust 2022-B 3 .720 11/16/26 17,858
100,000 John Deere Owner Trust 2022 2 .490 01/16/29 99,556
100,000 (b) Kubota Credit Owner Trust 2025-1 4 .670 06/15/29 100,985
25,000 Mercedes-Benz Auto Receivables Trust 2024-1 4 .790 07/15/31 25,282
250,000 Morgan Stanley Capital I Trust 2021-L5 1 .518 05/15/54 241,633
50,000 Nissan Auto Lease Trust 2025-A 4 .750 03/15/28 50,359
100,000 (b) OneMain Financial Issuance Trust 2023-2 6 .170 09/15/36 102,865
100,000 (b) PFS Financing Corp 4 .470 05/15/30 100,096
100,000 Santander Drive Auto Receivables Trust 2023-4 6 .040 12/15/31 102,581
50,000 Toyota Auto Receivables 2024-C Owner Trust 4 .880 03/15/29 50,366
50,000 Toyota Auto Receivables 2025-A Owner Trust 4 .640 08/15/29 50,379
40,000 Verizon Master Trust 4 .400 06/20/31 40,147
45,000 Verizon Master Trust Series 2024-4 5 .210 06/20/29 45,305
200,000 Wells Fargo Commercial Mortgage Trust 2024-5C1 5 .928 07/15/57 208,080
50,000 (b) Westlake Automobile Receivables Trust 2025-1 4 .750 08/15/28 50,130
50,000 World Omni Auto Receivables Trust 2024-B 5 .270 09/17/29 50,436
197,996 Ginnie Mae II Pool 5 .500 05/20/53 198,412
109,842 Ginnie Mae II Pool 4 .000 06/20/55 101,198
TOTAL SECURITIZED
(Cost $16,199,837) 16,060,954

Portfolio of Investments July 31, 2025
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 29.6%
$ 600 United States Treasury Note/Bond 0 .750% 04/30/26 $ 585
2,800 United States Treasury Note/Bond 0 .875 06/30/26 2,717
250,000 United States Treasury Note/Bond 3 .750 08/31/26 248,897
200,000 United States Treasury Note/Bond 4 .125 10/31/26 199,984
450,000 United States Treasury Note/Bond 4 .250 11/30/26 450,861
3,600 United States Treasury Note/Bond 1 .250 12/31/26 3,462
100,000 United States Treasury Note/Bond 4 .125 01/31/27 100,102
800,000 United States Treasury Note/Bond 4 .125 02/28/27 801,219
250,000 United States Treasury Note/Bond 4 .250 03/15/27 250,928
1,000 United States Treasury Note/Bond 2 .500 03/31/27 976
3,250,000 United States Treasury Note/Bond 3 .875 03/31/27 3,243,525
30,000 United States Treasury Note/Bond 2 .750 04/30/27 29,380
2,000,000 United States Treasury Note/Bond 3 .750 04/30/27 1,992,109
200,000 United States Treasury Note/Bond 4 .500 05/15/27 201,750
650,000 United States Treasury Note/Bond 3 .875 05/31/27 648,883
2,800 United States Treasury Note/Bond 3 .250 06/30/27 2,764
800,000 United States Treasury Note/Bond 3 .750 06/30/27 797,000
400 (e) United States Treasury Note/Bond 2 .750 07/31/27 391
100,000 United States Treasury Note/Bond 3 .875 07/31/27 99,871
150,000 United States Treasury Note/Bond 3 .625 05/31/28 148,939
105,000 United States Treasury Note/Bond 4 .375 08/31/28 106,456
100,000 United States Treasury Note/Bond 4 .875 10/31/28 102,949
150,000 United States Treasury Note/Bond 3 .125 11/15/28 146,455
500,000 United States Treasury Note/Bond 4 .000 01/31/29 501,484
275,000 United States Treasury Note/Bond 4 .250 02/28/29 278,137
250,000 United States Treasury Note/Bond 3 .500 09/30/29 245,918
200,000 United States Treasury Note/Bond 4 .125 10/31/29 201,484
450,000 United States Treasury Note/Bond 4 .125 11/30/29 453,410
600,000 United States Treasury Note/Bond 4 .375 12/31/29 610,523
2,950,000 United States Treasury Note/Bond 4 .250 01/31/30 2,987,105
350,000 United States Treasury Note/Bond 4 .000 03/31/30 350,807
200,000 United States Treasury Note/Bond 3 .875 06/30/30 199,281
200,000 United States Treasury Note/Bond 3 .750 08/31/31 196,602
500,000 United States Treasury Note/Bond 4 .375 01/31/32 507,539
30,000 United States Treasury Note/Bond 4 .000 02/15/34 29,420
60,000 United States Treasury Note/Bond 4 .250 11/15/34 59,625
50,000 United States Treasury Note/Bond 4 .625 02/15/35 51,086
300,000 United States Treasury Note/Bond 4 .250 05/15/35 297,375
50,000 United States Treasury Note/Bond 3 .875 02/15/43 44,275
20,000 United States Treasury Note/Bond 4 .500 02/15/44 19,105
25,000 United States Treasury Note/Bond 4 .750 11/15/53 24,405
335,000 United States Treasury Note/Bond 4 .250 08/15/54 301,291
100,000 United States Treasury Note/Bond 4 .500 11/15/54 93,813
250,000 United States Treasury Note/Bond 4 .625 02/15/55 239,492
100,000 United States Treasury Note/Bond 4 .750 05/15/55 97,813
TOTAL U.S. TREASURY
(Cost $17,380,722) 17,370,193
TOTAL LONG-TERM INVESTMENTS
(Cost $58,882,673) 57,497,853
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
189,582 (f) State Street Navigator Securities Lending Government Money
Market Portfolio
4.320 (g) $ 189,582
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $189,582) 189,582
TOTAL INVESTMENTS - 98.4%
(Cost $59,072,255) 57,687,435
OTHER ASSETS & LIABILITIES, NET - 1.6% 953,840
NET ASSETS - 100% $ 58,641,275

See Notes to Financial Statements
REIT Real Estate Investment Trust
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $182,879.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $1,227,088 or 2.1% of Total Investments.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) When-issued or delayed delivery security.
(e) Principal Amount (000) rounds to less than $1,000.
(f) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(g) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments July 31, 2025
NUSA
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.8%
CORPORATE DEBT - 23.9%
FINANCIALS - 10.4%
$ 80,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 01/23/28 $ 78,683
20,000 Ally Financial Inc 7.100 11/15/27 21,017
90,000 American Express Co 5.850 11/05/27 93,010
50,000 American International Group Inc 4.850 05/07/30 50,659
100,000 Banco Santander SA 1.722 09/14/27 96,733
180,000 Bank of America Corp 4.376 04/27/28 179,621
50,000 Bank of America Corp 5.162 01/24/31 51,155
50,000 Bank of Montreal 5.717 09/25/28 51,914
50,000 (a) Bank of Montreal 5.004 01/27/29 50,671
50,000 Bank of New York Mellon Corp/The 4.441 06/09/28 50,097
50,000 Bank of Nova Scotia/The 5.130 02/14/31 50,866
80,000 Barclays PLC 2.279 11/24/27 77,611
11,000 Boston Properties LP 2.750 10/01/26 10,761
30,000 Brixmor Operating Partnership LP 3.900 03/15/27 29,693
10,000 Canadian Imperial Bank of Commerce 5.260 04/08/29 10,260
34,000 Capital One Financial Corp 7.149 10/29/27 35,020
14,000 Capital One Financial Corp 3.800 01/31/28 13,793
20,000 Centene Corp 4.250 12/15/27 19,394
27,000 Charles Schwab Corp/The 2.450 03/03/27 26,224
20,000 Charles Schwab Corp/The 5.643 05/19/29 20,672
150,000 Citigroup Inc 4.658 05/24/28 150,191
50,000 Citigroup Inc 4.952 05/07/31 50,475
50,000 Deutsche Bank AG/New York NY 5.371 09/09/27 51,022
30,000 Digital Realty Trust LP 3.700 08/15/27 29,585
20,000 Elevance Health Inc 3.650 12/01/27 19,680
20,000 Equitable Holdings Inc 4.350 04/20/28 19,915
30,000 Fifth Third Bancorp 1.707 11/01/27 28,958
20,000 GATX Corp 3.250 09/15/26 19,707
155,000 Goldman Sachs Group Inc/The 4.482 08/23/28 154,990
14,000 Goldman Sachs Group Inc/The 6.484 10/24/29 14,801
50,000 Goldman Sachs Group Inc/The 5.218 04/23/31 51,127
20,000 Healthpeak OP LLC 3.250 07/15/26 19,762
102,000 HSBC Holdings PLC 4.755 06/09/28 102,250
50,000 Humana Inc 5.750 12/01/28 51,747
80,000 JPMorgan Chase & Co 2.947 02/24/28 78,124
38,000 JPMorgan Chase & Co 4.851 07/25/28 38,306
50,000 JPMorgan Chase & Co 4.995 07/22/30 50,849
50,000 JPMorgan Chase & Co 4.603 10/22/30 50,111
70,000 JPMorgan Chase & Co 5.140 01/24/31 71,538
40,000 Kimco Realty OP LLC 3.800 04/01/27 39,541
20,000 Lincoln National Corp 3.625 12/12/26 19,744
60,000 Lloyds Banking Group PLC 3.750 03/18/28 59,179
20,000 M&T Bank Corp 7.413 10/30/29 21,647
60,000 Mitsubishi UFJ Financial Group Inc 4.080 04/19/28 59,496
40,000 Mizuho Financial Group Inc 4.018 03/05/28 39,695
83,000 Morgan Stanley 5.164 04/20/29 84,338
100,000 Morgan Stanley 5.042 07/19/30 101,724
50,000 Morgan Stanley 5.192 04/17/31 51,075
45,000 Nasdaq Inc 5.350 06/28/28 46,207
5,000 ORIX Corp 5.000 09/13/27 5,044
70,000 PNC Financial Services Group Inc/The 6.615 10/20/27 71,654
50,000 PNC Financial Services Group Inc/The 5.222 01/29/31 51,300
20,000 Progressive Corp/The 2.500 03/15/27 19,439
100,000 Royal Bank of Canada 4.969 08/02/30 101,450
30,000 Santander Holdings USA Inc 2.490 01/06/28 29,071
40,000 State Street Corp 5.820 11/04/28 41,245
50,000 State Street Corp 4.834 04/24/30 50,794
50,000 Synchrony Financial 5.019 07/29/29 49,971
10,000 Synovus Financial Corp 6.168 11/01/30 10,283

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 50,000 Toronto-Dominion Bank/The 1.250% 09/10/26 $ 48,264
50,000 Toronto-Dominion Bank/The 4.861 01/31/28 50,529
50,000 Toronto-Dominion Bank/The 4.808 06/03/30 50,441
50,000 Truist Financial Corp 7.161 10/30/29 53,972
30,000 Ventas Realty LP 3.850 04/01/27 29,672
50,000 Welltower OP LLC 4.500 07/01/30 49,871
40,000 Westpac Banking Corp 5.050 04/16/29 41,071
20,000 Willis North America Inc 4.650 06/15/27 20,096
TOTAL FINANCIALS 3,367,805
INDUSTRIAL - 12.0%
20,000 3M Co 2.250 09/19/26 19,506
60,000 AbbVie Inc 4.800 03/15/29 60,951
10,000 Adobe Inc 4.850 04/04/27 10,114
50,000 Adobe Inc 4.950 01/17/30 51,415
60,000 American Honda Finance Corp 5.250 07/07/26 60,436
40,000 American Tower Corp 3.650 03/15/27 39,414
50,000 American Tower Corp 4.900 03/15/30 50,450
40,000 Amgen Inc 3.200 11/02/27 38,979
20,000 Arrow Electronics Inc 5.150 08/21/29 20,277
50,000 Astrazeneca Finance LLC 4.850 02/26/29 50,899
20,000 Baxter International Inc 2.600 08/15/26 19,602
50,000 Bristol-Myers Squibb Co 3.200 06/15/26 49,530
40,000 Broadcom Corp / Broadcom Cayman Finance Ltd 3.875 01/15/27 39,657
50,000 Bunge Ltd Finance Corp 4.550 08/04/30 49,884
20,000 Canadian Pacific Railway Co 1.750 12/02/26 19,294
50,000 Caterpillar Financial Services Corp 4.800 01/08/30 50,974
30,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6.150 11/10/26 30,433
70,000 Cigna Group/The 5.000 05/15/29 71,321
50,000 Cintas Corp No 2 4.200 05/01/28 49,955
100,000 Cisco Systems Inc 4.750 02/24/30 101,696
20,000 CNH Industrial Capital LLC 1.450 07/15/26 19,420
50,000 CNH Industrial Capital LLC 4.500 10/08/27 49,927
60,000 Coca-Cola Co/The 1.500 03/05/28 56,334
10,000 Colgate-Palmolive Co 4.200 05/01/30 9,980
80,000 Comcast Corp 3.300 04/01/27 78,641
20,000 Conagra Brands Inc 5.300 10/01/26 20,132
50,000 Conagra Brands Inc 5.000 08/01/30 50,088
40,000 Crown Castle Inc 2.900 03/15/27 38,891
50,000 Cummins Inc 4.250 05/09/28 50,052
4,000 Dell International LLC / EMC Corp 6.020 06/15/26 4,035
20,000 Dell International LLC / EMC Corp 5.250 02/01/28 20,407
20,000 Dollar General Corp 4.625 11/01/27 20,056
10,000 DXC Technology Co 1.800 09/15/26 9,677
70,000 Eastman Chemical Co 5.000 08/01/29 70,787
50,000 Eli Lilly & Co 4.150 08/14/27 50,051
50,000 Enbridge Inc 5.300 04/05/29 51,121
20,000 Equinix Inc 1.800 07/15/27 19,005
15,000 Fidelity National Information Services Inc 1.650 03/01/28 13,984
40,000 Fiserv Inc 5.450 03/02/28 40,883
20,000 Fortive Corp 3.150 06/15/26 19,724
30,000 GE HealthCare Technologies Inc 4.800 08/14/29 30,343
20,000 General Mills Inc 4.200 04/17/28 19,910
20,000 Gilead Sciences Inc 2.950 03/01/27 19,596
15,000 Global Payments Inc 4.950 08/15/27 15,088
43,000 HCA Inc 3.125 03/15/27 42,037
10,000 Hershey Co/The 4.550 02/24/28 10,098
41,000 Home Depot Inc/The 2.125 09/15/26 40,058
20,000 Home Depot Inc/The 4.900 04/15/29 20,438
20,000 HP Inc 1.450 06/17/26 19,465
50,000 IBM International Capital Pte Ltd 4.600 02/05/29 50,383
30,000 Illumina Inc 5.750 12/13/27 30,664

Portfolio of Investments July 31, 2025
(continued)
NUSA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 50,000 Intel Corp 1.600% 08/12/28 $ 45,849
10,000 IQVIA Inc 6.250 02/01/29 10,450
10,000 Jabil Inc 4.250 05/15/27 9,939
100,000 John Deere Capital Corp 4.250 06/05/28 100,130
40,000 John Deere Capital Corp 4.950 07/14/28 40,899
80,000 Johnson & Johnson 4.800 06/01/29 81,805
30,000 Kellanova 3.400 11/15/27 29,365
20,000 Keurig Dr Pepper Inc 5.050 03/15/29 20,365
20,000 Kinder Morgan Inc 1.750 11/15/26 19,317
20,000 Kraft Heinz Foods Co 3.000 06/01/26 19,738
10,000 Kyndryl Holdings Inc 2.050 10/15/26 9,691
20,000 Laboratory Corp of America Holdings 3.600 09/01/27 19,702
20,000 Lennox International Inc 1.700 08/01/27 18,913
20,000 Mastercard Inc 4.875 03/09/28 20,387
10,000 Mastercard Inc 4.550 03/15/28 10,101
50,000 McDonald's Corp 5.000 05/17/29 51,113
10,000 McKesson Corp 1.300 08/15/26 9,682
30,000 Merck & Co Inc 4.050 05/17/28 29,963
50,000 Micron Technology Inc 6.750 11/01/29 53,796
40,000 Microsoft Corp 2.400 08/08/26 39,281
30,000 Mondelez International Inc 2.625 03/17/27 29,160
10,000 Motorola Solutions Inc 4.600 02/23/28 10,033
20,000 MPLX LP 4.250 12/01/27 19,858
50,000 National Fuel Gas Co 5.500 03/15/30 51,272
10,000 Nokia Oyj 4.375 06/12/27 9,912
10,000 Nordson Corp 4.500 12/15/29 9,937
10,000 Nutrien Ltd 5.200 06/21/27 10,117
16,000 ONEOK Inc 5.550 11/01/26 16,168
50,000 Oracle Corp 2.800 04/01/27 48,633
50,000 Oracle Corp 4.800 08/03/28 50,544
100,000 Oracle Corp 4.200 09/27/29 98,813
15,000 PACCAR Financial Corp 5.000 05/13/27 15,204
50,000 PACCAR Financial Corp 4.550 05/08/30 50,397
10,000 Parker-Hannifin Corp 4.250 09/15/27 9,989
10,000 PayPal Holdings Inc 3.900 06/01/27 9,935
40,000 PepsiCo Inc 5.125 11/10/26 40,413
30,000 PepsiCo Inc 4.500 07/17/29 30,323
10,000 Phillips 66 Co 3.750 03/01/28 9,835
30,000 Procter & Gamble Co/The 1.900 02/01/27 29,047
10,000 Regal Rexnord Corp 6.050 04/15/28 10,302
10,000 Republic Services Inc 2.900 07/01/26 9,875
30,000 Rogers Communications Inc 3.200 03/15/27 29,374
40,000 Roper Technologies Inc 1.400 09/15/27 37,619
11,000 Ryder System Inc 2.850 03/01/27 10,715
10,000 Ryder System Inc 6.300 12/01/28 10,555
50,000 Ryder System Inc 4.900 12/01/29 50,584
10,000 S&P Global Inc 2.450 03/01/27 9,721
20,000 Sabine Pass Liquefaction LLC 5.000 03/15/27 20,074
30,000 Sherwin-Williams Co/The 3.450 06/01/27 29,470
20,000 Starbucks Corp 3.500 03/01/28 19,592
50,000 Starbucks Corp 4.800 05/15/30 50,520
50,000 Stryker Corp 4.850 02/10/30 50,832
10,000 Sysco Corp 3.250 07/15/27 9,786
50,000 Texas Instruments Inc 4.500 05/23/30 50,250
50,000 Toyota Motor Credit Corp 4.800 05/15/30 50,717
12,000 TransCanada PipeLines Ltd 4.250 05/15/28 11,925
20,000 Tyco Electronics Group SA 4.625 02/01/30 20,168
20,000 Unilever Capital Corp 4.875 09/08/28 20,365
50,000 Valero Energy Corp 5.150 02/15/30 50,886
60,000 Verizon Communications Inc 2.100 03/22/28 56,711
19,000 (b) Verizon Communications Inc 5.401 07/02/37 18,986
15,000 VMware LLC 3.900 08/21/27 14,827

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 60,000 Waste Management Inc 3.150% 11/15/27 $ 58,562
50,000 Westinghouse Air Brake Technologies Corp 4.900 05/29/30 50,613
80,000 Williams Cos Inc/The 4.800 11/15/29 80,625
20,000 Zimmer Biomet Holdings Inc 5.350 12/01/28 20,555
TOTAL INDUSTRIAL 3,920,347
UTILITY - 1.5%
38,000 American Water Capital Corp 2.950 09/01/27 36,949
20,000 Atmos Energy Corp 3.000 06/15/27 19,550
50,000 Consumers Energy Co 4.500 01/15/31 49,906
50,000 DTE Energy Co 4.950 07/01/27 50,452
10,000 Enel Americas SA 4.000 10/25/26 9,925
10,000 Evergy Kansas Central Inc 2.550 07/01/26 9,840
49,000 Eversource Energy 2.900 03/01/27 47,726
50,000 FirstEnergy Transmission LLC 4.550 01/15/30 49,907
20,000 Fortis Inc/Canada 3.055 10/04/26 19,612
50,000 National Rural Utilities Cooperative Finance Corp 5.100 05/06/27 50,574
25,000 OGE Energy Corp 5.450 05/15/29 25,761
10,000 Public Service Electric and Gas Co 2.250 09/15/26 9,772
48,000 Sempra 5.400 08/01/26 48,295
70,000 Wisconsin Public Service Corp 4.550 12/01/29 70,585
TOTAL UTILITY 498,854
TOTAL CORPORATE DEBT
(Cost $7,718,600) 7,787,006
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 5.7%
GOVERNMENT AGENCY - 2.0%
80,000 Export Development Canada 4.375 06/29/26 80,055
50,000 Export Development Canada 3.750 09/07/27 49,748
200,000 Korea Development Bank/The 4.625 02/03/28 201,593
80,000 Kreditanstalt fuer Wiederaufbau 3.500 08/27/27 79,271
80,000 Landwirtschaftliche Rentenbank 1.750 07/27/26 78,103
20,000 Oesterreichische Kontrollbank AG 0.500 02/02/26 19,613
70,000 Oesterreichische Kontrollbank AG 4.750 05/21/27 70,811
45,000 Oesterreichische Kontrollbank AG 4.000 05/28/28 45,067
36,000 Svensk Exportkredit AB 4.375 02/13/26 35,989
TOTAL GOVERNMENT AGENCY 660,250
MUNICIPAL BONDS - 0.5%
28,000 Province of British Columbia Canada 4.800 11/15/28 28,622
60,000 Province of Ontario Canada 4.200 01/18/29 60,292
60,000 Province of Quebec Canada 4.500 04/03/29 60,874
TOTAL MUNICIPAL BONDS 149,788
SOVEREIGN DEBT - 3.2%
70,000 African Development Bank 0.875 07/22/26 67,802
50,000 Asian Development Bank 4.250 01/09/26 49,955
140,000 Asian Development Bank 1.000 04/14/26 136,790
100,000 Canada Government International Bond 3.750 04/26/28 99,555
50,000 Council Of Europe Development Bank 3.625 05/08/28 49,600
60,000 Council Of Europe Development Bank 4.500 01/15/30 61,215
60,000 European Investment Bank 2.375 05/24/27 58,293
40,000 European Investment Bank 3.875 06/15/28 39,969
50,000 European Investment Bank 4.750 06/15/29 51,419
110,000 Inter-American Development Bank 4.500 05/15/26 110,180
50,000 Inter-American Development Bank 3.750 06/14/30 49,474
80,000 International Bank for Reconstruction & Development 4.000 08/27/26 79,832
60,000 International Bank for Reconstruction & Development 4.625 08/01/28 61,148
60,000 International Bank for Reconstruction & Development 3.875 10/16/29 59,729
18,000 International Finance Corp 4.500 07/13/28 18,280

Portfolio of Investments July 31, 2025
(continued)
NUSA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 60,000 Republic of Poland Government International Bond 4.875% 02/12/30 $ 61,318
TOTAL SOVEREIGN DEBT 1,054,559
TOTAL GOVERNMENT RELATED
(Cost $1,854,474) 1,864,597
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 7.1%
47,236 BANK 2021-BNK34 1.935 06/15/63 45,934
45,000 BANK5 2024-5YR9 5.614 08/15/57 46,441
50,000 BBCMS Mortgage Trust 2025-5C33 5.839 03/15/58 52,199
100,000 Benchmark 2021-B29 Mortgage Trust 2.024 09/15/54 94,809
50,000 (c) Benchmark 2024-V7 Mortgage Trust 6.228 05/15/56 52,403
50,000 BMO 2025-5C10 Mortgage Trust 5.578 05/15/58 51,562
50,000 Capital One Multi-Asset Execution Trust 3.920 09/15/29 49,710
100,000 CarMax Auto Owner Trust 2023-4 6.000 07/17/28 101,201
100,000 Chase Issuance Trust 4.160 07/15/30 99,971
55,851 Fannie Mae Pool FN MA3798 3.000 10/01/34 53,508
15,385 Fannie Mae Pool FN MA3828 3.000 11/01/34 14,759
16,989 Fannie Mae Pool FN MA3897 3.000 01/01/35 16,276
96,963 Fannie Mae Pool FN MA3985 3.000 04/01/35 92,297
231,225 Fannie Mae Pool FN MA4206 2.000 12/01/35 211,200
95,187 Fannie Mae Pool FN MA4417 1.500 09/01/36 84,296
177,033 Fannie Mae Pool FN MA4469 1.500 11/01/36 156,514
135,520 Fannie Mae Pool FN MA4567 2.000 03/01/37 123,038
67,627 Fannie Mae Pool FN MA4583 2.500 04/01/37 62,780
67,010 Fannie Mae Pool FN MA4990 4.500 04/01/38 66,287
74,581 Fannie Mae Pool FN MA5023 4.000 05/01/38 72,419
80,952 Fannie Mae Pool FN MA5061 5.500 06/01/38 82,384
32,307 Fannie Mae Pool FN MA5093 5.000 07/01/38 32,422
72,805 Fannie Mae Pool FN MA5145 6.000 09/01/38 74,751
53,501 Federal Home Loan Mortgage Corporation, Notes FG G18642 3.500 04/01/32 52,528
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.819 06/25/28 101,224
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.618 07/25/29 50,513
50,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4.410 01/25/30 50,125
45,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4.513 02/25/30 45,296
50,000 Honda Auto Receivables 2024-3 Owner Trust 4.570 03/21/29 50,148
37,257 (b) SoFi Professional Loan Program 2020-C Trust 1.950 02/15/46 34,753
50,000 Toyota Auto Receivables 2025-A Owner Trust 4.640 08/15/29 50,379
45,000 Verizon Master Trust Series 2024-4 5.210 06/20/29 45,305
99,216 Wells Fargo Commercial Mortgage Trust 2018-C44 3.948 05/15/51 97,689
TOTAL SECURITIZED
(Cost $2,363,108) 2,315,121
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 62.1%
100,000 United States Treasury Note/Bond 4.250 11/30/26 100,191
100,000 United States Treasury Note/Bond 1.250 12/31/26 96,160
250,000 United States Treasury Note/Bond 4.250 12/31/26 250,596
250,000 United States Treasury Note/Bond 4.125 01/31/27 250,254
900,000 United States Treasury Note/Bond 1.875 02/28/27 870,750
300,000 United States Treasury Note/Bond 2.500 03/31/27 292,805
1,750,000 United States Treasury Note/Bond 3.875 03/31/27 1,746,514
850,000 United States Treasury Note/Bond 2.750 04/30/27 832,435
850,000 United States Treasury Note/Bond 2.625 05/31/27 829,879
700,000 United States Treasury Note/Bond 3.875 05/31/27 698,797
150,000 United States Treasury Note/Bond 3.250 06/30/27 148,084
1,000,000 United States Treasury Note/Bond 3.750 06/30/27 996,250
250,000 United States Treasury Note/Bond 2.750 07/31/27 244,287
300,000 United States Treasury Note/Bond 3.875 07/31/27 299,613
150,000 United States Treasury Note/Bond 3.125 08/31/27 147,603
500,000 United States Treasury Note/Bond 4.125 10/31/27 502,129

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY (continued)
$ 500,000 United States Treasury Note/Bond 3.875% 11/30/27 $ 499,551
100,000 United States Treasury Note/Bond 3.875 12/31/27 99,933
500,000 United States Treasury Note/Bond 3.500 01/31/28 495,293
300,000 United States Treasury Note/Bond 4.000 02/29/28 300,762
700,000 United States Treasury Note/Bond 3.625 03/31/28 695,379
700,000 United States Treasury Note/Bond 3.500 04/30/28 692,836
400,000 United States Treasury Note/Bond 3.625 05/31/28 397,172
200,000 United States Treasury Note/Bond 4.000 06/30/28 200,648
75,000 United States Treasury Note/Bond 4.125 07/31/28 75,507
300,000 United States Treasury Note/Bond 4.625 09/30/28 306,469
250,000 United States Treasury Note/Bond 4.375 11/30/28 253,652
300,000 United States Treasury Note/Bond 4.000 01/31/29 300,891
500,000 United States Treasury Note/Bond 4.250 02/28/29 505,703
300,000 United States Treasury Note/Bond 4.125 03/31/29 302,168
1,150,000 United States Treasury Note/Bond 4.625 04/30/29 1,178,211
600,000 United States Treasury Note/Bond 4.500 05/31/29 612,305
100,000 United States Treasury Note/Bond 4.250 06/30/29 101,187
100,000 United States Treasury Note/Bond 4.000 07/31/29 100,289
200,000 United States Treasury Note/Bond 3.625 08/31/29 197,758
150,000 United States Treasury Note/Bond 3.500 09/30/29 147,551
350,000 United States Treasury Note/Bond 4.125 10/31/29 352,598
420,000 United States Treasury Note/Bond 4.125 11/30/29 423,183
900,000 United States Treasury Note/Bond 4.375 12/31/29 915,785
700,000 United States Treasury Note/Bond 4.250 01/31/30 708,805
800,000 United States Treasury Note/Bond 4.000 03/31/30 801,844
150,000 United States Treasury Note/Bond 3.875 04/30/30 149,543
150,000 United States Treasury Note/Bond 4.125 05/31/30 150,363
600,000 United States Treasury Note/Bond 3.875 06/30/30 597,844
350,000 United States Treasury Note/Bond 3.875 07/31/30 348,742
TOTAL U.S. TREASURY
(Cost $20,184,714) 20,218,319
TOTAL LONG-TERM INVESTMENTS
(Cost $32,120,896) 32,185,043
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
38,538 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
4.320 (e) $ 38,538
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $38,538) 38,538
TOTAL INVESTMENTS - 98.9%
(Cost $32,159,434) 32,223,581
OTHER ASSETS & LIABILITIES, NET - 1.1% 355,573
NET ASSETS - 100% $ 32,579,154
S&P Standard & Poor's
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $37,507.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $53,739 or 0.2% of Total Investments.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments July 31, 2025
NUHY
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.7%
CORPORATE DEBT - 97.7%
FINANCIALS - 14.2%
$ 250,000 Ally Financial Inc 6 .700% 02/14/33 $ 259,617
180,000 (a),(b) Apollo Commercial Real Estate Finance Inc 4 .625 06/15/29 170,967
390,000 (b) Baldwin Insurance Group Holdings LLC / Baldwin Insurance
Group Holdings Finance
7 .125 05/15/31 402,661
110,000 (b) Bread Financial Holdings Inc 9 .750 03/15/29 118,005
112,000 (b) Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus
LLC / GGSI Sellco LL
4 .500 04/01/27 108,791
250,000 (b) Burford Capital Global Finance LLC 7 .500 07/15/33 251,625
250,000 (b) Coinbase Global Inc 3 .375 10/01/28 235,219
250,000 (b) Coinbase Global Inc 3 .625 10/01/31 223,750
230,000 (b) Compass Group Diversified Holdings LLC 5 .250 04/15/29 213,664
250,000 (b) Credit Acceptance Corp 9 .250 12/15/28 264,396
150,000 (b) Credit Acceptance Corp 6 .625 03/15/30 151,901
49,000 Diversified Healthcare Trust 4 .375 03/01/31 40,950
200,000 (b) Encore Capital Group Inc 8 .500 05/15/30 211,703
200,000 (b) FTAI Aviation Investors LLC 7 .000 06/15/32 207,122
200,000 (b) FTAI Aviation Investors LLC 5 .875 04/15/33 198,208
200,000 (b) FTAI Aviation Ltd 7 .000 05/01/31 207,509
450,000 (b) Global Atlantic Fin Co 4 .700 10/15/51 440,492
100,000 (b) Global Atlantic Fin Co 7 .950 10/15/54 104,501
100,000 (b) goeasy Ltd 9 .250 12/01/28 105,847
200,000 (b) goeasy Ltd 7 .625 07/01/29 205,950
170,000 (b) Howard Hughes Corp/The 5 .375 08/01/28 168,957
160,000 (b) Howard Hughes Corp/The 4 .375 02/01/31 147,253
440,000 Kennedy-Wilson Inc 4 .750 03/01/29 413,797
360,000 Kennedy-Wilson Inc 4 .750 02/01/30 331,708
405,000 (a) Kennedy-Wilson Inc 5 .000 03/01/31 369,109
70,000 (b) Liberty Mutual Group Inc 4 .125 12/15/51 68,118
110,000 (b) Molina Healthcare Inc 3 .875 11/15/30 99,327
230,000 (b) Molina Healthcare Inc 3 .875 05/15/32 200,787
200,000 (a) MPT Operating Partnership LP / MPT Finance Corp 3 .500 03/15/31 136,088
100,000 (b) MPT Operating Partnership LP / MPT Finance Corp 8 .500 02/15/32 103,941
230,000 (b) Nationstar Mortgage Holdings Inc 5 .500 08/15/28 229,690
150,000 (b) Nationstar Mortgage Holdings Inc 6 .500 08/01/29 153,421
150,000 (b) Nationstar Mortgage Holdings Inc 5 .125 12/15/30 149,715
200,000 (b) Nationstar Mortgage Holdings Inc 5 .750 11/15/31 202,221
450,000 (b) Nationstar Mortgage Holdings Inc 7 .125 02/01/32 469,911
200,000 Navient Corp 7 .875 06/15/32 208,244
200,000 OneMain Finance Corp 3 .500 01/15/27 195,151
300,000 OneMain Finance Corp 3 .875 09/15/28 286,112
410,000 OneMain Finance Corp 7 .875 03/15/30 431,591
250,000 OneMain Finance Corp 4 .000 09/15/30 229,100
400,000 OneMain Finance Corp 7 .500 05/15/31 416,867
290,000 (b) Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer
5 .875 10/01/28 288,870
380,000 (b) Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer
4 .875 05/15/29 365,540
210,000 (b) PennyMac Financial Services Inc 7 .875 12/15/29 221,630
100,000 (b) PennyMac Financial Services Inc 7 .125 11/15/30 103,080
145,000 (b) PennyMac Financial Services Inc 5 .750 09/15/31 141,879
100,000 (b) PRA Group Inc 8 .875 01/31/30 103,855
310,000 (b) PROG Holdings Inc 6 .000 11/15/29 299,150
360,000 (b) RHP Hotel Properties LP / RHP Finance Corp 4 .500 02/15/29 350,114
200,000 (b) RHP Hotel Properties LP / RHP Finance Corp 6 .500 04/01/32 204,231
100,000 (b) Rocket Cos Inc 6 .125 08/01/30 101,395
200,000 (b) Rocket Cos Inc 6 .375 08/01/33 203,997
200,000 (b) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3 .875 03/01/31 184,483
300,000 (b) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4 .000 10/15/33 265,419
230,000 (b) Ryan Specialty LLC 5 .875 08/01/32 230,636

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 251,000 SLM Corp 3 .125% 11/02/26 $ 245,226
120,000 (b) Starwood Property Trust Inc 4 .375 01/15/27 117,949
265,000 (b) Starwood Property Trust Inc 7 .250 04/01/29 277,148
200,000 (b) Starwood Property Trust Inc 6 .500 07/01/30 205,716
100,000 (b) Starwood Property Trust Inc 6 .500 10/15/30 102,931
100,000 (b) StoneX Group Inc 7 .875 03/01/31 105,055
100,000 Synchrony Financial 7 .250 02/02/33 105,088
460,000 (b) XHR LP 4 .875 06/01/29 443,982
TOTAL FINANCIALS 13,801,360
INDUSTRIAL - 81.4%
420,000 (b) 1011778 BC ULC / New Red Finance Inc 3 .500 02/15/29 397,410
250,000 (b) 1011778 BC ULC / New Red Finance Inc 6 .125 06/15/29 255,518
930,000 (b) 1011778 BC ULC / New Red Finance Inc 4 .000 10/15/30 861,656
70,000 (b) 180 Medical Inc 3 .875 10/15/29 66,273
100,000 (b) AAR Escrow Issuer LLC 6 .750 03/15/29 102,606
150,000 (b) Acadia Healthcare Co Inc 7 .375 03/15/33 154,440
350,000 (b) ACCO Brands Corp 4 .250 03/15/29 310,132
330,000 (b) AdaptHealth LLC 4 .625 08/01/29 309,225
310,000 (b) AdaptHealth LLC 5 .125 03/01/30 291,400
200,000 (b) Adient Global Holdings Ltd 7 .000 04/15/28 204,723
150,000 (b) Adient Global Holdings Ltd 8 .250 04/15/31 156,792
100,000 (b) Advanced Drainage Systems Inc 6 .375 06/15/30 101,511
360,000 (b) Advantage Sales & Marketing Inc 6 .500 11/15/28 270,000
300,000 (b) AECOM 6 .000 08/01/33 302,439
350,000 (b) Air Canada 3 .875 08/15/26 346,244
550,000 (a),(b) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .500 02/15/28 558,534
200,000 (b) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .250 03/15/33 203,855
310,000 (b) Allegiant Travel Co 7 .250 08/15/27 309,807
110,000 (b) Allison Transmission Inc 3 .750 01/30/31 100,533
100,000 (b) Alta Equipment Group Inc 9 .000 06/01/29 94,834
100,000 (b) AltaGas Ltd 7 .200 10/15/54 100,766
450,000 (a),(b) American Airlines Inc 7 .250 02/15/28 459,186
450,000 (b) American Airlines Inc 8 .500 05/15/29 470,306
1,210,000 (b) American Airlines Inc/AAdvantage Loyalty IP Ltd2022 1 5 .750 04/20/29 1,209,576
350,000 (a) American Axle & Manufacturing Inc 5 .000 10/01/29 317,568
230,000 (b) Antero Midstream Partners LP / Antero Midstream Finance Corp 5 .375 06/15/29 228,066
172,000 (b) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7 .000 04/15/30 164,721
20,000 (b) Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5 .750 01/15/29 17,804
120,000 (b) Archrock Partners LP / Archrock Partners Finance Corp 6 .625 09/01/32 121,779
100,000 (b) Arcosa Inc 6 .875 08/15/32 103,305
80,000 (a),(b) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
4 .000 09/01/29 72,868
25,000 (b) Asbury Automotive Group Inc 4 .625 11/15/29 24,021
260,000 (b) Asbury Automotive Group Inc 5 .000 02/15/32 245,935
600,000 (b) Aston Martin Capital Holdings Ltd 10 .000 03/31/29 572,255
170,000 (b) Avantor Funding Inc 4 .625 07/15/28 166,191
140,000 (b) Avantor Funding Inc 3 .875 11/01/29 132,034
350,000 (b) Avianca Midco 2 PLC 9 .000 12/01/28 333,375
200,000 (b) Avianca Midco 2 PLC 9 .625 02/14/30 186,000
60,000 (b) Avient Corp 7 .125 08/01/30 61,630
150,000 (b) Avient Corp 6 .250 11/01/31 150,533
150,000 (b) Avis Budget Car Rental LLC / Avis Budget Finance Inc 4 .750 04/01/28 143,717
200,000 (a),(b) Avis Budget Car Rental LLC / Avis Budget Finance Inc 5 .375 03/01/29 191,482
150,000 (b) Avis Budget Car Rental LLC / Avis Budget Finance Inc 8 .000 02/15/31 153,170
110,000 (b) Axalta Coating Systems Dutch Holding B BV 7 .250 02/15/31 114,393
110,000 (b) Axalta Coating Systems LLC 3 .375 02/15/29 103,116
60,000 (b) Axalta Coating Systems LLC / Axalta Coating Systems Dutch
Holding B BV
4 .750 06/15/27 59,471
100,000 (b) Axon Enterprise Inc 6 .125 03/15/30 102,130
150,000 (b) Axon Enterprise Inc 6 .250 03/15/33 153,671

Portfolio of Investments July 31, 2025
(continued)
NUHY

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 150,000 (b) B&G Foods Inc 8 .000% 09/15/28 $ 140,250
390,000 Ball Corp 2 .875 08/15/30 350,333
240,000 Ball Corp 3 .125 09/15/31 214,810
150,000 (b) Bath & Body Works Inc 6 .625 10/01/30 153,539
100,000 (b) Bausch Health Cos Inc 4 .875 06/01/28 88,500
720,000 (b) Bausch Health Cos Inc 11 .000 09/30/28 739,800
300,000 Bell Telephone Co of Canada or Bell Canada 6 .875 09/15/55 305,224
400,000 Bell Telephone Co of Canada or Bell Canada 7 .000 09/15/55 405,956
200,000 (b) Belron UK Finance PLC 5 .750 10/15/29 201,877
55,000 Block Inc 6 .500 05/15/32 56,440
150,000 (b) Bombardier Inc 7 .500 02/01/29 155,774
200,000 Bombardier Inc 8 .750 11/15/30 215,225
200,000 (b) Bombardier Inc 7 .250 07/01/31 208,841
200,000 (b) Bombardier Inc 7 .000 06/01/32 206,898
250,000 (b) British Telecommunications PLC 4 .875 11/23/81 234,208
371,000 (b) Builders FirstSource Inc 4 .250 02/01/32 342,395
160,000 (b) Builders FirstSource Inc 6 .375 06/15/32 163,617
150,000 (b) Builders FirstSource Inc 6 .375 03/01/34 152,206
150,000 (b) Cable One Inc 4 .000 11/15/30 115,506
100,000 (b) CACI International Inc 6 .375 06/15/33 102,254
50,000 (b) CCO Holdings LLC / CCO Holdings Capital Corp 6 .375 09/01/29 50,460
420,000 (b) CCO Holdings LLC / CCO Holdings Capital Corp 4 .250 02/01/31 383,629
250,000 (b) CCO Holdings LLC / CCO Holdings Capital Corp 7 .375 03/01/31 257,012
350,000 (b) CCO Holdings LLC / CCO Holdings Capital Corp 4 .750 02/01/32 323,527
500,000 CCO Holdings LLC / CCO Holdings Capital Corp 4 .500 05/01/32 453,682
200,000 (b) CCO Holdings LLC / CCO Holdings Capital Corp 4 .500 06/01/33 177,547
620,000 (a),(b) CCO Holdings LLC / CCO Holdings Capital Corp 4 .250 01/15/34 534,224
290,000 Celanese US Holdings LLC 6 .850 11/15/28 301,897
300,000 Celanese US Holdings LLC 6 .830 07/15/29 311,629
170,000 Celanese US Holdings LLC 7 .050 11/15/30 177,042
200,000 Celanese US Holdings LLC 6 .879 07/15/32 207,056
200,000 Celanese US Holdings LLC 7 .200 11/15/33 208,801
190,000 (b) Century Communities Inc 3 .875 08/15/29 175,150
110,000 (b) Charles River Laboratories International Inc 3 .750 03/15/29 103,621
200,000 (b) Charles River Laboratories International Inc 4 .000 03/15/31 183,530
450,000 (b) Chart Industries Inc 7 .500 01/01/30 471,389
240,000 (b) Chart Industries Inc 9 .500 01/01/31 256,662
40,000 (b) Chemours Co/The 5 .750 11/15/28 36,737
160,000 (b) Chemours Co/The 4 .625 11/15/29 135,514
110,000 (b) CHS/Community Health Systems Inc 6 .875 04/15/29 85,525
100,000 (b) CHS/Community Health Systems Inc 6 .125 04/01/30 70,685
160,000 (b) Cimpress PLC 7 .375 09/15/32 156,397
150,000 (b) Cinemark USA Inc 5 .250 07/15/28 148,939
145,000 (b) Cinemark USA Inc 7 .000 08/01/32 149,725
250,000 (b) Clarivate Science Holdings Corp 4 .875 07/01/29 234,136
250,000 (b) Clear Channel Outdoor Holdings Inc 7 .750 04/15/28 236,074
240,000 (b) Clear Channel Outdoor Holdings Inc 9 .000 09/15/28 251,458
150,000 (b) Clear Channel Outdoor Holdings Inc 7 .500 06/01/29 136,653
250,000 (b) Clear Channel Outdoor Holdings Inc 7 .875 04/01/30 257,452
500,000 (b) Clue Opco LLC 9 .500 10/15/31 530,186
320,000 (b) Coherent Corp 5 .000 12/15/29 313,181
150,000 (b) CommScope LLC 4 .750 09/01/29 145,657
150,000 (b) CommScope LLC 9 .500 12/15/31 157,960
500,000 (b) Concentra Escrow Issuer Corp 6 .875 07/15/32 513,745
700,000 (b) Condor Merger Sub Inc 7 .375 02/15/30 649,032
150,000 (b) Cornerstone Building Brands Inc 9 .500 08/15/29 137,496
182,000 Crowdstrike Holdings Inc 3 .000 02/15/29 170,337
150,000 (b) Crown Americas LLC 5 .875 06/01/33 150,279
130,000 (b) Darling Ingredients Inc 6 .000 06/15/30 130,831
260,000 (b) DaVita Inc 4 .625 06/01/30 247,938
640,000 (b) DaVita Inc 3 .750 02/15/31 580,390
650,000 (b) Diebold Nixdorf Inc 7 .750 03/31/30 689,641

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 40,000 (b) Domtar Corp 6 .750% 10/01/28 $ 34,845
70,000 (b) Dycom Industries Inc 4 .500 04/15/29 67,850
140,000 (b) Dye & Durham Ltd 8 .625 04/15/29 145,880
100,000 (b) Edgewell Personal Care Co 4 .125 04/01/29 94,573
170,000 (b) Elastic NV 4 .125 07/15/29 161,683
250,000 (b) Element Solutions Inc 3 .875 09/01/28 240,837
104,000 (b) Enerflex Ltd 9 .000 10/15/27 107,096
430,000 (b) Energizer Holdings Inc 4 .375 03/31/29 407,662
220,000 (b) Entegris Inc 5 .950 06/15/30 221,971
150,000 (b) Excelerate Energy LP 8 .000 05/15/30 157,028
250,000 (b) Fair Isaac Corp 6 .000 05/15/33 251,174
110,000 FMC Corp 8 .450 11/01/55 113,722
100,000 (b) Fortrea Holdings Inc 7 .500 07/01/30 91,430
70,000 (b) Frontier Communications Holdings LLC 5 .875 10/15/27 70,013
600,000 (b) Frontier Communications Holdings LLC 5 .000 05/01/28 599,245
270,000 (b) Frontier Communications Holdings LLC 6 .750 05/01/29 272,582
370,000 (b) Frontier Communications Holdings LLC 6 .000 01/15/30 374,399
150,000 (b) Frontier Communications Holdings LLC 8 .750 05/15/30 156,986
270,000 (b) Frontier Communications Holdings LLC 8 .625 03/15/31 286,037
335,000 (b) Gap Inc/The 3 .625 10/01/29 309,139
250,000 (b) Garrett Motion Holdings Inc / Garrett LX I Sarl 7 .750 05/31/32 259,443
150,000 (b) Gates Corp/DE 6 .875 07/01/29 154,362
200,000 (b) Gen Digital Inc 6 .750 09/30/27 203,286
150,000 (b) Gen Digital Inc 7 .125 09/30/30 155,019
350,000 Genesis Energy LP / Genesis Energy Finance Corp 8 .875 04/15/30 370,505
175,000 Genesis Energy LP / Genesis Energy Finance Corp 7 .875 05/15/32 180,985
200,000 Genesis Energy LP / Genesis Energy Finance Corp 8 .000 05/15/33 207,351
100,000 Goodyear Tire & Rubber Co/The 5 .000 07/15/29 97,011
200,000 Goodyear Tire & Rubber Co/The 5 .250 07/15/31 189,772
300,000 (b) Gray Escrow Inc 5 .375 11/15/31 221,381
550,000 (b) Gray Media Inc 10 .500 07/15/29 595,210
410,000 (b) Grifols SA 4 .750 10/15/28 394,956
100,000 (b) Group 1 Automotive Inc 6 .375 01/15/30 101,856
400,000 (b) HealthEquity Inc 4 .500 10/01/29 385,060
195,000 (b) Heartland Dental LLC / Heartland Dental Finance Corp 10 .500 04/30/28 205,556
100,000 (b) Herc Holdings Inc 6 .625 06/15/29 102,379
200,000 (b) Herc Holdings Inc 7 .000 06/15/30 206,707
270,000 (b) Herc Holdings Inc 7 .250 06/15/33 279,589
250,000 (b) Hess Midstream Operations LP 6 .500 06/01/29 257,525
110,000 (b) Hess Midstream Operations LP 4 .250 02/15/30 106,435
150,000 Hillenbrand Inc 6 .250 02/15/29 151,920
100,000 (b) Hilton Domestic Operating Co Inc 5 .875 04/01/29 101,620
300,000 (b) Hilton Domestic Operating Co Inc 3 .750 05/01/29 285,784
180,000 (b) Hilton Domestic Operating Co Inc 4 .000 05/01/31 167,955
360,000 (b) Hilton Domestic Operating Co Inc 3 .625 02/15/32 324,585
408,000 (b) Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand
Vacations Borrower Esc
4 .875 07/01/31 375,137
170,000 (b) Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand
Vacations Borrower Esc
6 .625 01/15/32 171,908
550,000 (b) Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations
Borrower Inc
5 .000 06/01/29 526,393
200,000 HLF Financing Sarl LLC / Herbalife International Inc 12 .250 04/15/29 216,740
220,000 (b) HLF Financing Sarl LLC / Herbalife International Inc 4 .875 06/01/29 183,341
170,000 (b) Hologic Inc 3 .250 02/15/29 160,983
130,000 (b) Ingevity Corp 3 .875 11/01/28 123,708
100,000 (b) Insight Enterprises Inc 6 .625 05/15/32 102,263
300,000 (b) IQVIA Inc 6 .500 05/15/30 309,310
100,000 (b) Iron Mountain Inc 7 .000 02/15/29 102,728
200,000 (b) Iron Mountain Inc 6 .250 01/15/33 203,416
290,000 (b) Iron Mountain Information Management Services Inc 5 .000 07/15/32 276,747
200,000 (b) Jaguar Land Rover Automotive PLC 5 .875 01/15/28 200,610
410,000 (b) Jazz Securities DAC 4 .375 01/15/29 396,624

Portfolio of Investments July 31, 2025
(continued)
NUHY

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 700,000 (b) JetBlue Airways Corp / JetBlue Loyalty LP 9 .875% 09/20/31 $ 676,795
350,000 (b) Kinetik Holdings LP 5 .875 06/15/30 350,283
100,000 (b) Kodiak Gas Services LLC 7 .250 02/15/29 102,414
100,000 (b) Lamb Weston Holdings Inc 4 .125 01/31/30 95,132
100,000 (b) Lamb Weston Holdings Inc 4 .375 01/31/32 93,436
100,000 (b) Level 3 Financing Inc 10 .750 12/15/30 112,625
300,000 (b) Life Time Inc 6 .000 11/15/31 302,214
60,000 (b) Lithia Motors Inc 3 .875 06/01/29 56,534
310,000 (b) Lithia Motors Inc 4 .375 01/15/31 291,598
250,000 (b) Live Nation Entertainment Inc 3 .750 01/15/28 242,983
190,000 (a),(b) Magnera Corp 4 .750 11/15/29 167,929
130,000 (b) Marriott Ownership Resorts Inc 4 .500 06/15/29 124,370
400,000 (b) Masterbrand Inc 7 .000 07/15/32 406,496
90,000 (b) McGraw-Hill Education Inc 8 .000 08/01/29 91,483
290,000 Mercer International Inc 5 .125 02/01/29 233,607
164,000 Methanex Corp 5 .125 10/15/27 163,177
130,000 (b) Michaels Cos Inc/The 5 .250 05/01/28 103,086
50,000 (b) Mobius Merger Sub Inc 9 .000 06/01/30 45,883
100,000 (b) Murphy Oil USA Inc 3 .750 02/15/31 91,845
32,000 (b) NCL Corp Ltd 5 .875 03/15/26 32,058
920,000 (b) NCL Corp Ltd 5 .875 02/15/27 922,726
850,000 (b) NCL Corp Ltd 8 .125 01/15/29 892,959
310,000 (b) NCL Corp Ltd 7 .750 02/15/29 328,859
60,000 (b) NCL Corp Ltd 6 .750 02/01/32 61,627
250,000 (b) NCR Atleos Corp 9 .500 04/01/29 270,839
71,000 (b) NCR Voyix Corp 5 .000 10/01/28 69,839
220,000 (b) NESCO Holdings II Inc 5 .500 04/15/29 214,502
150,000 (b) New Flyer Holdings Inc 9 .250 07/01/30 159,635
200,000 Newell Brands Inc 6 .375 09/15/27 201,565
200,000 Newell Brands Inc 6 .625 09/15/29 199,113
438,000 (b) Nexstar Media Inc 4 .750 11/01/28 425,711
250,000 NuStar Logistics LP 6 .375 10/01/30 257,549
200,000 (b) OCI NV 6 .700 03/16/33 221,500
100,000 (b) ON Semiconductor Corp 3 .875 09/01/28 96,635
230,000 (b) Open Text Holdings Inc 4 .125 12/01/31 209,312
120,000 (b) Option Care Health Inc 4 .375 10/31/29 114,620
720,000 (b) Organon & Co / Organon Foreign Debt Co-Issuer BV 4 .125 04/30/28 681,487
450,000 (b) Organon & Co / Organon Foreign Debt Co-Issuer BV 5 .125 04/30/31 389,302
400,000 (b) Organon & Co / Organon Foreign Debt Co-Issuer BV 6 .750 05/15/34 377,191
510,000 (b) Outfront Media Capital LLC / Outfront Media Capital Corp 4 .250 01/15/29 485,546
100,000 (b) Owens & Minor Inc 6 .625 04/01/30 90,050
520,000 (a),(b) Owens-Brockway Glass Container Inc 7 .250 05/15/31 525,843
375,000 Paramount Global 6 .375 03/30/62 369,374
200,000 (b) Parkland Corp/Canada 4 .625 05/01/30 191,795
130,000 (b) Patrick Industries Inc 6 .375 11/01/32 130,087
220,000 PBF Holding Co LLC / PBF Finance Corp 6 .000 02/15/28 211,719
200,000 (b) PBF Holding Co LLC / PBF Finance Corp 7 .875 09/15/30 182,407
955,000 (b) Performance Food Group Inc 4 .250 08/01/29 918,170
400,000 (b) Performance Food Group Inc 6 .125 09/15/32 406,195
420,000 Perrigo Finance Unlimited Co 4 .900 06/15/30 409,540
200,000 (b) Phinia Inc 6 .750 04/15/29 205,818
590,000 (b) Post Holdings Inc 4 .500 09/15/31 545,346
425,000 (b) Post Holdings Inc 6 .250 02/15/32 432,938
150,000 (b) Post Holdings Inc 6 .375 03/01/33 149,887
150,000 (b) Post Holdings Inc 6 .250 10/15/34 150,188
150,000 (b) Prestige Brands Inc 3 .750 04/01/31 137,266
100,000 (b) Primo Water Holdings Inc / Triton Water Holdings Inc 6 .250 04/01/29 100,206
300,000 (b) Primo Water Holdings Inc / Triton Water Holdings Inc 4 .375 04/30/29 289,381
300,000 (b) Queen MergerCo Inc 6 .750 04/30/32 308,932
200,000 (b) Rakuten Group Inc 9 .750 04/15/29 218,983
355,000 (b),(c) Rakuten Group Inc 6 .250 N/A 330,159
100,000 (b) RB Global Inc 6 .750 03/15/28 102,364

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 110,000 (b) RB Global Inc 7 .750% 03/15/31 $ 115,279
100,000 (b) Resideo Funding Inc 6 .500 07/15/32 101,444
160,000 (b) Reworld Holding Corp 4 .875 12/01/29 152,802
100,000 Rogers Communications Inc 7 .000 04/15/55 102,237
350,000 Rogers Communications Inc 7 .125 04/15/55 358,156
240,000 (b) Rogers Communications Inc 5 .250 03/15/82 236,596
380,000 (b) RR Donnelley & Sons Co 9 .500 08/01/29 388,273
35,000 (b) Sabre GLBL Inc 8 .625 06/01/27 35,556
360,000 (b) Sabre GLBL Inc 10 .750 11/15/29 370,789
200,000 (b) Sabre GLBL Inc 11 .125 07/15/30 210,850
390,000 SBA Communications Corp 3 .875 02/15/27 383,263
187,000 (b) Seagate Data Storage Technology Pte Ltd 9 .625 12/01/32 211,505
120,000 (b) Sealed Air Corp 6 .125 02/01/28 121,147
270,000 (a),(b) SeaWorld Parks & Entertainment Inc 5 .250 08/15/29 262,805
300,000 (a),(b) Select Medical Corp 6 .250 12/01/32 299,224
220,000 (b) Sensata Technologies BV 4 .000 04/15/29 209,095
200,000 (b) Sensata Technologies BV 5 .875 09/01/30 200,161
500,000 Service Corp International/US 4 .000 05/15/31 463,820
250,000 (b) Sinclair Television Group Inc 8 .125 02/15/33 255,002
395,000 (b) Sirius XM Radio LLC 3 .125 09/01/26 386,126
700,000 (b) Sirius XM Radio LLC 4 .000 07/15/28 666,251
540,000 (a),(b) Sirius XM Radio LLC 3 .875 09/01/31 476,401
170,000 Six Flags Entertainment Corp 7 .250 05/15/31 173,260
250,000 (b) Six Flags Entertainment Corp / Six Flags Theme Parks Inc 6 .625 05/01/32 254,577
200,000 (b) Snap Inc 6 .875 03/01/33 205,070
170,000 (b) Somnigroup International Inc 4 .000 04/15/29 161,451
400,000 (b) Somnigroup International Inc 3 .875 10/15/31 361,114
100,000 (b) Sonic Automotive Inc 4 .625 11/15/29 96,171
200,000 (b) Sonic Automotive Inc 4 .875 11/15/31 188,498
500,000 (b) Sotera Health Holdings LLC 7 .375 06/01/31 517,236
170,000 (b) SPX FLOW Inc 8 .750 04/01/30 175,577
300,000 (b) Stagwell Global LLC 5 .625 08/15/29 288,755
230,000 (b) Stena International SA 7 .250 01/15/31 233,720
170,000 (b) Suburban Propane Partners LP/Suburban Energy Finance Corp 5 .000 06/01/31 159,659
260,000 (b) Summit Midstream Holdings LLC 8 .625 10/31/29 264,816
150,000 (b) Sunoco LP 7 .000 05/01/29 155,260
580,000 (b) Sunoco LP 7 .250 05/01/32 607,837
210,000 (b) Sunrise FinCo I BV 4 .875 07/15/31 197,946
60,000 (b) Superior Plus LP / Superior General Partner Inc 4 .500 03/15/29 57,239
150,000 (a),(b) Surgery Center Holdings Inc 7 .250 04/15/32 154,231
100,000 TELUS Corp 6 .625 10/15/55 101,266
100,000 TELUS Corp 7 .000 10/15/55 101,242
450,000 (b) Tenneco Inc 8 .000 11/17/28 446,646
180,000 (b) Terex Corp 5 .000 05/15/29 175,693
200,000 (b) TGS ASA 8 .500 01/15/30 203,768
310,000 (b) Thor Industries Inc 4 .000 10/15/29 290,866
70,000 (b) TopBuild Corp 4 .125 02/15/32 64,514
21,000 (b) TransDigm Inc 6 .625 03/01/32 21,594
240,000 (b) Travel + Leisure Co 4 .500 12/01/29 230,446
140,000 TreeHouse Foods Inc 4 .000 09/01/28 129,472
100,000 (b) Trinity Industries Inc 7 .750 07/15/28 104,112
160,000 (b) Tronox Inc 4 .625 03/15/29 124,482
250,000 (b) TTM Technologies Inc 4 .000 03/01/29 237,954
160,000 Twilio Inc 3 .875 03/15/31 148,673
100,000 (b) Unisys Corp 10 .625 01/15/31 104,841
150,000 (b) United Natural Foods Inc 6 .750 10/15/28 149,366
350,000 (b) United Rentals North America Inc 6 .125 03/15/34 358,856
100,000 (b) Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6 .000 01/15/30 94,630
494,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10 .500 02/15/28 522,098
110,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4 .750 04/15/28 106,603
150,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6 .500 02/15/29 145,923
34,000 (b) Univision Communications Inc 4 .500 05/01/29 31,459

Portfolio of Investments July 31, 2025
(continued)
NUHY

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 228,000 (b) US Foods Inc 4 .750% 02/15/29 $ 223,289
250,000 (b) US Foods Inc 4 .625 06/01/30 240,824
90,000 (b) Valvoline Inc 3 .625 06/15/31 81,017
150,000 (b) Veritiv Operating Co 10 .500 11/30/30 162,582
130,000 (b) Vertiv Group Corp 4 .125 11/15/28 126,424
78,000 (b) Victoria's Secret & Co 4 .625 07/15/29 72,588
70,000 Vodafone Group PLC 3 .250 06/04/81 68,086
325,000 Vodafone Group PLC 4 .125 06/04/81 299,299
630,000 (b) VZ Secured Financing BV 5 .000 01/15/32 554,049
550,000 Walgreens Boots Alliance Inc 8 .125 08/15/29 590,385
300,000 (b) Wayfair LLC 7 .250 10/31/29 305,246
400,000 (b) Wayfair LLC 7 .750 09/15/30 409,958
245,000 (b) Weatherford International Ltd 8 .625 04/30/30 251,691
150,000 (b) WESCO Distribution Inc 6 .375 03/15/29 153,854
150,000 (b) WESCO Distribution Inc 6 .625 03/15/32 154,772
175,000 (b) WESCO Distribution Inc 6 .375 03/15/33 179,158
190,000 (b) Williams Scotsman Inc 4 .625 08/15/28 186,909
130,000 (b) Williams Scotsman Inc 7 .375 10/01/31 135,710
1,450,000 (b) Windstream Escrow LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 1,517,991
100,000 (b) Wolverine World Wide Inc 4 .000 08/15/29 90,123
150,000 (b) Wyndham Hotels & Resorts Inc 4 .375 08/15/28 145,562
210,000 (b) Xerox Holdings Corp 5 .500 08/15/28 138,894
180,000 (b) XPO Inc 7 .125 02/01/32 187,107
360,000 Yum! Brands Inc 3 .625 03/15/31 331,820
450,000 Yum! Brands Inc 4 .625 01/31/32 430,781
360,000 Yum! Brands Inc 5 .375 04/01/32 358,051
100,000 (b) Zebra Technologies Corp 6 .500 06/01/32 102,498
230,000 (b) ZipRecruiter Inc 5 .000 01/15/30 174,065
200,000 (b) ZoomInfo Technologies LLC/ZoomInfo Finance Corp 3 .875 02/01/29 188,019
TOTAL INDUSTRIAL 79,009,360
UTILITY - 2.1%
260,000 AES Corp/The 7 .600 01/15/55 262,611
110,000 Algonquin Power & Utilities Corp 4 .750 01/18/82 106,781
210,000 (b) Clearway Energy Operating LLC 3 .750 02/15/31 191,679
160,000 (b) NRG Energy Inc 5 .750 07/15/29 158,581
150,000 (b) Vistra Operations Co LLC 7 .750 10/15/31 158,759
100,000 (b) Vistra Operations Co LLC 6 .875 04/15/32 103,905
210,000 (b) XPLR Infrastructure Operating Partners LP 7 .250 01/15/29 214,159
400,000 (b) XPLR Infrastructure Operating Partners LP 8 .375 01/15/31 419,560
350,000 (a),(b) XPLR Infrastructure Operating Partners LP 8 .625 03/15/33 370,711
TOTAL UTILITY 1,986,746
TOTAL CORPORATE DEBT
(Cost $93,774,332) 94,797,466
TOTAL LONG-TERM INVESTMENTS
(Cost $93,774,332) 94,797,466
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 3.1%
2,996,682 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
4.320 (e) $ 2,996,682
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,996,682) 2,996,682
TOTAL INVESTMENTS - 100.8%
(Cost $96,771,014) 97,794,148
OTHER ASSETS & LIABILITIES, NET - (0.8)% (782,630)
NET ASSETS - 100% $ 97,011,518

See Notes to Financial Statements
REIT Real Estate Investment Trust
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,863,374.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $79,449,960 or 81.2% of Total Investments.
(c) Perpetual security. Maturity date is not applicable.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments July 31, 2025
NUBD
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.8%
CORPORATE DEBT - 23.9%
FINANCIALS - 7.9%
$ 10,000 Aegon Ltd 5 .500% 04/11/48 $ 10,015
200,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2 .450 10/29/26 194,700
30,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .650 07/21/27 29,492
20,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .875 01/23/28 19,671
10,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5 .100 01/19/29 10,156
10,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .150 09/30/30 10,610
190,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .300 01/30/32 171,892
10,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .400 10/29/33 8,782
10,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5 .300 01/19/34 10,040
20,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950 03/10/55 20,924
40,000 Aflac Inc 3 .600 04/01/30 38,715
10,000 Air Lease Corp 4 .625 10/01/28 10,016
80,000 Air Lease Corp 3 .125 12/01/30 73,795
50,000 Air Lease Corp 5 .200 07/15/31 50,933
30,000 Air Lease Corp 2 .875 01/15/32 26,589
50,000 Aircastle Ltd 4 .250 06/15/26 49,805
50,000 Ally Financial Inc 5 .737 05/15/29 50,922
92,000 Ally Financial Inc 8 .000 11/01/31 103,935
30,000 Ally Financial Inc 8 .000 11/01/31 33,799
50,000 Ally Financial Inc 5 .548 07/31/33 50,069
20,000 American Assets Trust LP 3 .375 02/01/31 17,886
90,000 American Express Co 1 .650 11/04/26 87,002
50,000 American Express Co 5 .085 01/30/31 51,064
50,000 American Express Co 4 .918 07/20/33 50,161
150,000 American Express Co 5 .625 07/28/34 153,803
150,000 American Express Co 5 .284 07/26/35 152,023
50,000 American Homes 4 Rent 5 .500 07/15/34 50,670
10,000 American Homes 4 Rent LP 4 .950 06/15/30 10,065
70,000 American International Group Inc 3 .400 06/30/30 66,398
20,000 American International Group Inc 5 .125 03/27/33 20,245
10,000 American International Group Inc 4 .375 06/30/50 8,266
30,000 Ameriprise Financial Inc 5 .700 12/15/28 31,222
10,000 Ameriprise Financial Inc 4 .500 05/13/32 9,904
20,000 Ameriprise Financial Inc 5 .200 04/15/35 20,045
10,000 Aon Corp / Aon Global Holdings PLC 2 .850 05/28/27 9,735
120,000 Aon Corp / Aon Global Holdings PLC 5 .350 02/28/33 123,172
20,000 Aon Global Ltd 4 .600 06/14/44 17,225
60,000 Aon North America Inc 5 .450 03/01/34 61,374
20,000 Apollo Global Management Inc 6 .375 11/15/33 21,795
20,000 Apollo Global Management Inc 6 .000 12/15/54 19,618
50,000 Arthur J Gallagher & Co 3 .500 05/20/51 34,291
90,000 Arthur J Gallagher & Co 3 .050 03/09/52 55,857
60,000 Arthur J Gallagher & Co 5 .550 02/15/55 56,602
42,000 Assurant Inc 2 .650 01/15/32 36,136
90,000 AvalonBay Communities Inc 5 .300 12/07/33 92,243
30,000 AXIS Specialty Finance LLC 3 .900 07/15/29 29,128
20,000 AXIS Specialty Finance LLC 4 .900 01/15/40 19,241
320,000 Banco Santander SA 4 .175 03/24/28 317,725
150,000 Banco Santander SA 3 .490 05/28/30 142,128
40,000 Banco Santander SA 6 .921 08/08/33 43,563
50,000 Bank of America Corp 4 .250 10/22/26 49,810
40,000 Bank of America Corp 1 .734 07/22/27 38,901
40,000 Bank of America Corp 5 .933 09/15/27 40,602
50,000 Bank of America Corp 4 .979 01/24/29 50,621
130,000 Bank of America Corp 2 .087 06/14/29 121,710
150,000 Bank of America Corp 4 .271 07/23/29 149,436
740,000 Bank of America Corp 3 .974 02/07/30 727,924
200,000 Bank of America Corp 2 .592 04/29/31 182,825
250,000 Bank of America Corp 2 .651 03/11/32 224,046

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
120,000 Bank of America Corp 2 .299% 07/21/32 $ 104,594
100,000 Bank of America Corp 2 .972 02/04/33 89,523
310,000 Bank of America Corp 5 .872 09/15/34 326,576
50,000 Bank of America Corp 5 .464 05/09/36 51,162
272,000 Bank of America Corp 3 .311 04/22/42 207,849
20,000 Bank of America Corp 2 .831 10/24/51 12,502
250,000 Bank of America Corp 2 .972 07/21/52 161,366
40,000 Bank of Montreal 2 .650 03/08/27 38,982
50,000 Bank of Montreal 5 .717 09/25/28 51,914
50,000 (a) Bank of Montreal 5 .004 01/27/29 50,671
50,000 Bank of Montreal 4 .640 09/10/30 50,233
58,000 Bank of Montreal 3 .803 12/15/32 56,354
100,000 Bank of New York Mellon Corp/The 2 .050 01/26/27 96,884
50,000 Bank of New York Mellon Corp/The 3 .442 02/07/28 49,356
50,000 Bank of New York Mellon Corp/The 3 .992 06/13/28 49,670
50,000 Bank of New York Mellon Corp/The 4 .942 02/11/31 50,923
120,000 Bank of New York Mellon Corp/The 5 .188 03/14/35 121,545
50,000 Bank of New York Mellon Corp/The 5 .606 07/21/39 51,123
60,000 Bank of Nova Scotia/The 1 .350 06/24/26 58,405
100,000 Bank of Nova Scotia/The 5 .400 06/04/27 102,038
50,000 Bank of Nova Scotia/The 5 .130 02/14/31 50,866
50,000 Bank of Nova Scotia/The 4 .740 11/10/32 49,842
60,000 Barclays PLC 4 .836 05/09/28 60,143
10,000 Barclays PLC 5 .501 08/09/28 10,172
200,000 Barclays PLC 5 .367 02/25/31 204,319
200,000 Barclays PLC 6 .692 09/13/34 218,218
200,000 Barclays PLC 5 .335 09/10/35 199,000
60,000 BlackRock Funding Inc 5 .350 01/08/55 57,860
40,000 Blackrock Inc 3 .250 04/30/29 38,774
20,000 Blackrock Inc 2 .400 04/30/30 18,384
30,000 Blackrock Inc 1 .900 01/28/31 26,289
50,000 Blackrock Inc 4 .750 05/25/33 50,138
132,000 Boston Properties LP 2 .900 03/15/30 121,197
20,000 (a) Boston Properties LP 6 .500 01/15/34 21,407
20,000 Brixmor Operating Partnership LP 4 .125 06/15/26 19,925
50,000 Brixmor Operating Partnership LP 5 .200 04/01/32 50,547
80,000 Brookfield Finance I UK Plc / Brookfield Finance Inc 2 .340 01/30/32 68,609
20,000 Brookfield Finance Inc 3 .900 01/25/28 19,705
60,000 Brookfield Finance Inc 6 .350 01/05/34 64,600
10,000 Brookfield Finance Inc 5 .968 03/04/54 10,069
50,000 Brown & Brown Inc 5 .650 06/11/34 50,906
50,000 Brown & Brown Inc 5 .550 06/23/35 50,545
50,000 Canadian Imperial Bank of Commerce 5 .260 04/08/29 51,301
100,000 Canadian Imperial Bank of Commerce 6 .092 10/03/33 107,257
30,000 Capital One Financial Corp 5 .468 02/01/29 30,638
100,000 Capital One Financial Corp 6 .312 06/08/29 104,469
130,000 Capital One Financial Corp 7 .624 10/30/31 146,385
100,000 Capital One Financial Corp 6 .700 11/29/32 109,297
100,000 Capital One Financial Corp 6 .051 02/01/35 104,181
10,000 Cboe Global Markets Inc 3 .650 01/12/27 9,896
10,000 Cboe Global Markets Inc 3 .000 03/16/32 9,007
250,000 Centene Corp 3 .375 02/15/30 225,087
10,000 Charles Schwab Corp/The 3 .200 03/02/27 9,821
110,000 Charles Schwab Corp/The 2 .000 03/20/28 103,926
30,000 Charles Schwab Corp/The 4 .000 02/01/29 29,740
110,000 Charles Schwab Corp/The 5 .643 05/19/29 113,695
10,000 Charles Schwab Corp/The 3 .250 05/22/29 9,622
10,000 Charles Schwab Corp/The 5 .853 05/19/34 10,599
10,000 Charles Schwab Corp/The 6 .136 08/24/34 10,792
139,000 Chubb Corp/The 6 .000 05/11/37 149,412
15,000 Chubb INA Holdings LLC 1 .375 09/15/30 12,966
10,000 Chubb INA Holdings LLC 4 .350 11/03/45 8,577

Portfolio of Investments July 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
90,000 Citibank NA 4 .576% 05/29/27 $ 90,255
898,000 Citigroup Inc 3 .980 03/20/30 878,890
50,000 Citigroup Inc 4 .542 09/19/30 49,797
60,000 Citigroup Inc 2 .666 01/29/31 54,959
190,000 Citigroup Inc 2 .561 05/01/32 168,216
280,000 Citigroup Inc 2 .520 11/03/32 244,433
20,000 Citigroup Inc 3 .057 01/25/33 17,915
100,000 Citigroup Inc 6 .174 05/25/34 104,576
50,000 Citigroup Inc 5 .827 02/13/35 50,845
20,000 Citigroup Inc 5 .449 06/11/35 20,407
50,000 Citigroup Inc 6 .020 01/24/36 51,242
50,000 Citigroup Inc 5 .333 03/27/36 50,234
50,000 Citigroup Inc 5 .411 09/19/39 48,954
32,000 Citizens Financial Group Inc 2 .850 07/27/26 31,458
100,000 Citizens Financial Group Inc 2 .638 09/30/32 84,006
70,000 CME Group Inc 5 .300 09/15/43 69,612
50,000 CNO Financial Group Inc 6 .450 06/15/34 52,091
60,000 Comerica Inc 5 .982 01/30/30 61,695
100,000 Cooperatieve Rabobank UA 3 .750 07/21/26 99,138
50,000 Cooperatieve Rabobank UA 5 .750 12/01/43 50,001
40,000 COPT Defense Properties LP 2 .000 01/15/29 36,523
20,000 Cousins Properties LP 5 .375 02/15/32 20,190
10,000 Credit Suisse USA LLC 7 .125 07/15/32 11,350
120,000 Deutsche Bank AG/New York NY 2 .552 01/07/28 116,402
160,000 Deutsche Bank AG/New York NY 6 .819 11/20/29 170,301
150,000 Deutsche Bank AG/New York NY 4 .950 08/04/31 150,248
50,000 Deutsche Bank AG/New York NY 3 .742 01/07/33 45,142
60,000 Digital Realty Trust LP 5 .550 01/15/28 61,390
20,000 Eaton Vance Corp 3 .500 04/06/27 19,711
30,000 Elevance Health Inc 3 .650 12/01/27 29,521
30,000 Elevance Health Inc 2 .250 05/15/30 26,987
50,000 Elevance Health Inc 5 .500 10/15/32 51,630
50,000 Elevance Health Inc 5 .200 02/15/35 49,962
70,000 Elevance Health Inc 6 .375 06/15/37 74,983
100,000 Elevance Health Inc 4 .650 01/15/43 86,769
30,000 Elevance Health Inc 3 .125 05/15/50 19,123
110,000 Elevance Health Inc 4 .550 05/15/52 88,687
20,000 Equitable Holdings Inc 4 .350 04/20/28 19,915
36,000 Equitable Holdings Inc 5 .000 04/20/48 31,623
40,000 ERP Operating LP 2 .500 02/15/30 36,745
50,000 ERP Operating LP 4 .650 09/15/34 48,422
30,000 Everest Reinsurance Holdings Inc 3 .500 10/15/50 20,364
100,000 (b) Fairfax Financial Holdings Ltd 5 .750 05/20/35 100,819
50,000 Federal Realty OP LP 3 .500 06/01/30 47,443
32,000 Fifth Third Bancorp 1 .707 11/01/27 30,888
100,000 Fifth Third Bancorp 6 .339 07/27/29 105,099
50,000 Fifth Third Bancorp 5 .631 01/29/32 51,794
30,000 First American Financial Corp 2 .400 08/15/31 25,692
30,000 Franklin Resources Inc 1 .600 10/30/30 25,837
50,000 GATX Corp 4 .700 04/01/29 50,239
10,000 GATX Corp 4 .000 06/30/30 9,722
10,000 GATX Corp 1 .900 06/01/31 8,516
30,000 GATX Corp 3 .500 06/01/32 27,284
20,000 GATX Corp 5 .450 09/15/33 20,340
20,000 GATX Corp 6 .050 03/15/34 21,097
20,000 GATX Corp 5 .200 03/15/44 18,304
10,000 Goldman Sachs Group Inc/The 4 .387 06/15/27 9,975
420,000 Goldman Sachs Group Inc/The 3 .800 03/15/30 408,633
50,000 Goldman Sachs Group Inc/The 5 .727 04/25/30 51,916
100,000 Goldman Sachs Group Inc/The 5 .218 04/23/31 102,253
652,000 Goldman Sachs Group Inc/The 2 .383 07/21/32 569,560
200,000 Goldman Sachs Group Inc/The 2 .650 10/21/32 176,162

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
140,000 Goldman Sachs Group Inc/The 6 .561% 10/24/34 $ 154,687
50,000 Goldman Sachs Group Inc/The 5 .330 07/23/35 50,511
90,000 Goldman Sachs Group Inc/The 5 .016 10/23/35 88,769
50,000 Goldman Sachs Group Inc/The 5 .536 01/28/36 51,118
50,000 Goldman Sachs Group Inc/The 5 .561 11/19/45 49,419
20,000 HA Sustainable Infrastructure Capital Inc 6 .375 07/01/34 19,817
90,000 Hartford Insurance Group Inc/The 2 .900 09/15/51 56,515
50,000 Healthpeak OP LLC 2 .125 12/01/28 46,287
60,000 Healthpeak OP LLC 3 .500 07/15/29 57,680
40,000 Highwoods Realty LP 3 .050 02/15/30 36,417
10,000 Host Hotels & Resorts LP 3 .375 12/15/29 9,377
50,000 Host Hotels & Resorts LP 5 .700 06/15/32 50,720
110,000 HSBC Holdings PLC 2 .013 09/22/28 104,227
270,000 HSBC Holdings PLC 2 .206 08/17/29 251,368
450,000 HSBC Holdings PLC 2 .804 05/24/32 400,825
100,000 HSBC Holdings PLC 2 .871 11/22/32 88,553
250,000 HSBC Holdings PLC 6 .547 06/20/34 265,325
200,000 HSBC Holdings PLC 5 .450 03/03/36 201,259
10,000 HSBC Holdings PLC 6 .500 09/15/37 10,563
10,000 Humana Inc 1 .350 02/03/27 9,539
10,000 Humana Inc 5 .750 12/01/28 10,349
30,000 Humana Inc 4 .875 04/01/30 30,153
10,000 Humana Inc 5 .375 04/15/31 10,200
110,000 Humana Inc 2 .150 02/03/32 92,157
20,000 Humana Inc 4 .950 10/01/44 17,311
10,000 Humana Inc 5 .500 03/15/53 8,947
10,000 Humana Inc 5 .750 04/15/54 9,291
120,000 Huntington Bancshares Inc/OH 5 .709 02/02/35 122,758
100,000 ING Groep NV 3 .950 03/29/27 99,170
70,000 ING Groep NV 4 .050 04/09/29 68,947
40,000 ING Groep NV 5 .550 03/19/35 40,846
64,000 Intercontinental Exchange Inc 3 .750 09/21/28 62,906
10,000 Intercontinental Exchange Inc 4 .350 06/15/29 10,006
50,000 Intercontinental Exchange Inc 5 .250 06/15/31 51,698
20,000 Intercontinental Exchange Inc 1 .850 09/15/32 16,571
20,000 Intercontinental Exchange Inc 4 .600 03/15/33 19,807
90,000 Intercontinental Exchange Inc 4 .250 09/21/48 73,924
20,000 Intercontinental Exchange Inc 4 .950 06/15/52 17,971
60,000 Invitation Homes Operating Partnership LP 5 .450 08/15/30 61,750
30,000 Jackson Financial Inc 3 .125 11/23/31 26,588
40,000 JPMorgan Chase & Co 2 .947 02/24/28 39,062
50,000 JPMorgan Chase & Co 4 .979 07/22/28 50,481
30,000 JPMorgan Chase & Co 3 .509 01/23/29 29,346
50,000 JPMorgan Chase & Co 4 .915 01/24/29 50,544
240,000 JPMorgan Chase & Co 4 .005 04/23/29 237,336
60,000 JPMorgan Chase & Co 5 .581 04/22/30 62,198
570,000 JPMorgan Chase & Co 3 .702 05/06/30 554,262
260,000 JPMorgan Chase & Co 2 .739 10/15/30 242,194
50,000 JPMorgan Chase & Co 4 .603 10/22/30 50,111
648,000 JPMorgan Chase & Co 4 .493 03/24/31 645,741
180,000 JPMorgan Chase & Co 2 .545 11/08/32 158,251
50,000 JPMorgan Chase & Co 4 .946 10/22/35 49,447
270,000 JPMorgan Chase & Co 3 .157 04/22/42 203,874
450,000 JPMorgan Chase & Co 3 .328 04/22/52 312,664
20,000 KeyBank NA/Cleveland OH 6 .950 02/01/28 21,007
20,000 KeyBank NA/Cleveland OH 3 .900 04/13/29 19,280
50,000 KeyCorp 2 .250 04/06/27 48,121
60,000 KeyCorp 6 .401 03/06/35 64,127
20,000 Kilroy Realty LP 4 .750 12/15/28 19,790
20,000 Kilroy Realty LP 2 .500 11/15/32 16,130
100,000 Kimco Realty OP LLC 2 .250 12/01/31 86,386
50,000 Lazard Group LLC 5 .625 08/01/35 49,947

Portfolio of Investments July 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
10,000 Legg Mason Inc 5 .625% 01/15/44 $ 9,836
25,000 Lincoln National Corp 3 .050 01/15/30 23,380
30,000 Lincoln National Corp 3 .400 03/01/32 27,170
60,000 Lloyds Banking Group PLC 4 .550 08/16/28 60,072
200,000 Lloyds Banking Group PLC 5 .721 06/05/30 207,496
50,000 Lloyds Banking Group PLC 5 .679 01/05/35 51,332
75,000 Lloyds Banking Group PLC 4 .344 01/09/48 59,959
20,000 LPL Holdings Inc 6 .750 11/17/28 21,236
20,000 LPL Holdings Inc 5 .150 06/15/30 20,230
20,000 LXP Industrial Trust 6 .750 11/15/28 21,101
30,000 M&T Bank Corp 7 .413 10/30/29 32,471
60,000 M&T Bank Corp 6 .082 03/13/32 63,137
50,000 M&T Bank Corp 5 .385 01/16/36 49,818
40,000 Manulife Financial Corp 5 .375 03/04/46 39,469
20,000 Marsh & McLennan Cos Inc 4 .375 03/15/29 20,030
120,000 Marsh & McLennan Cos Inc 2 .250 11/15/30 107,177
10,000 Marsh & McLennan Cos Inc 5 .150 03/15/34 10,177
20,000 Marsh & McLennan Cos Inc 4 .750 03/15/39 18,844
40,000 Marsh & McLennan Cos Inc 4 .350 01/30/47 33,257
60,000 Marsh & McLennan Cos Inc 4 .200 03/01/48 48,842
60,000 Marsh & McLennan Cos Inc 5 .450 03/15/54 57,412
10,000 MetLife Inc 5 .875 02/06/41 10,299
220,000 MetLife Inc 4 .875 11/13/43 200,587
40,000 MetLife Inc 5 .000 07/15/52 35,973
200,000 Mitsubishi UFJ Financial Group Inc 2 .757 09/13/26 196,328
150,000 Mitsubishi UFJ Financial Group Inc 1 .538 07/20/27 145,601
64,000 Mitsubishi UFJ Financial Group Inc 3 .961 03/02/28 63,376
10,000 Mitsubishi UFJ Financial Group Inc 4 .080 04/19/28 9,916
200,000 Mitsubishi UFJ Financial Group Inc 5 .441 02/22/34 206,231
10,000 Mitsubishi UFJ Financial Group Inc 3 .751 07/18/39 8,581
10,000 Mizuho Financial Group Inc 3 .663 02/28/27 9,881
60,000 Mizuho Financial Group Inc 4 .254 09/11/29 59,438
100,000 Mizuho Financial Group Inc 2 .869 09/13/30 93,304
10,000 Mizuho Financial Group Inc 1 .979 09/08/31 8,733
200,000 Mizuho Financial Group Inc 5 .594 07/10/35 205,972
50,000 Morgan Stanley 4 .350 09/08/26 49,870
10,000 Morgan Stanley 1 .512 07/20/27 9,702
50,000 Morgan Stanley 5 .652 04/13/28 50,934
50,000 Morgan Stanley 4 .210 04/20/28 49,777
10,000 Morgan Stanley 3 .591 07/22/28 9,828
517,000 Morgan Stanley 3 .772 01/24/29 508,392
10,000 Morgan Stanley 5 .123 02/01/29 10,147
70,000 Morgan Stanley 5 .164 04/20/29 71,129
291,000 Morgan Stanley 4 .431 01/23/30 290,094
50,000 Morgan Stanley 5 .656 04/18/30 51,812
25,000 Morgan Stanley 4 .654 10/18/30 25,050
120,000 Morgan Stanley 3 .622 04/01/31 114,941
210,000 Morgan Stanley 2 .239 07/21/32 181,973
130,000 Morgan Stanley 5 .424 07/21/34 133,134
100,000 Morgan Stanley 6 .627 11/01/34 110,285
50,000 Morgan Stanley 5 .831 04/19/35 52,413
60,000 Morgan Stanley 5 .320 07/19/35 60,755
50,000 Morgan Stanley 5 .587 01/18/36 51,318
50,000 Morgan Stanley 5 .664 04/17/36 51,569
100,000 Morgan Stanley 2 .484 09/16/36 85,239
100,000 Morgan Stanley 5 .942 02/07/39 103,255
20,000 Morgan Stanley 4 .300 01/27/45 17,040
50,000 Morgan Stanley 5 .516 11/19/55 48,981
20,000 Morgan Stanley Bank NA 4 .952 01/14/28 20,116
135,000 Nasdaq Inc 5 .550 02/15/34 140,063
250,000 National Australia Bank Ltd/New York 4 .308 06/13/28 250,576
80,000 NatWest Group PLC 4 .892 05/18/29 80,682

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
100,000 NatWest Group PLC 5 .808% 09/13/29 $ 103,678
100,000 NatWest Group PLC 5 .076 01/27/30 101,353
10,000 Nomura Holdings Inc 5 .594 07/02/27 10,192
120,000 Nomura Holdings Inc 2 .172 07/14/28 112,036
10,000 Nomura Holdings Inc 2 .999 01/22/32 8,896
80,000 Nomura Holdings Inc 6 .181 01/18/33 85,185
10,000 Nomura Holdings Inc 6 .087 07/12/33 10,632
20,000 Northern Trust Corp 3 .150 05/03/29 19,212
30,000 Old Republic International Corp 5 .750 03/28/34 30,739
60,000 Omega Healthcare Investors Inc 4 .750 01/15/28 60,173
40,000 ORIX Corp 3 .700 07/18/27 39,387
40,000 ORIX Corp 2 .250 03/09/31 35,094
20,000 ORIX Corp 4 .000 04/13/32 19,024
10,000 ORIX Corp 5 .200 09/13/32 10,139
20,000 Piedmont Operating Partnership LP 3 .150 08/15/30 17,796
10,000 PNC Bank NA 3 .100 10/25/27 9,728
90,000 PNC Bank NA 4 .050 07/26/28 89,037
20,000 PNC Bank NA 2 .700 10/22/29 18,566
100,000 PNC Financial Services Group Inc/The 5 .582 06/12/29 103,110
50,000 PNC Financial Services Group Inc/The 5 .222 01/29/31 51,300
50,000 PNC Financial Services Group Inc/The 4 .812 10/21/32 49,963
140,000 PNC Financial Services Group Inc/The 6 .875 10/20/34 156,385
50,000 PNC Financial Services Group Inc/The 5 .676 01/22/35 51,878
54,000 Principal Financial Group Inc 3 .700 05/15/29 52,490
10,000 Principal Financial Group Inc 2 .125 06/15/30 8,937
44,000 Progressive Corp/The 3 .200 03/26/30 41,862
40,000 Progressive Corp/The 3 .000 03/15/32 36,378
50,000 Progressive Corp/The 4 .200 03/15/48 41,064
31,000 Prologis LP 3 .875 09/15/28 30,586
50,000 Prologis LP 2 .875 11/15/29 46,975
50,000 Prologis LP 4 .750 01/15/31 50,419
10,000 Prologis LP 4 .375 09/15/48 8,238
30,000 Prologis LP 5 .250 06/15/53 28,007
50,000 Prologis LP 5 .250 03/15/54 46,676
10,000 Prudential Financial Inc 3 .878 03/27/28 9,918
30,000 Prudential Financial Inc 2 .100 03/10/30 27,243
70,000 Prudential Financial Inc 3 .000 03/10/40 52,800
20,000 Prudential Financial Inc 4 .500 09/15/47 19,684
143,000 Prudential Financial Inc 3 .905 12/07/47 110,776
20,000 Prudential Financial Inc 3 .700 10/01/50 18,259
30,000 Prudential Funding Asia PLC 3 .625 03/24/32 27,889
90,000 Public Storage Operating Co 5 .125 01/15/29 92,329
50,000 Public Storage Operating Co 5 .000 07/01/35 49,453
40,000 Raymond James Financial Inc 4 .950 07/15/46 36,019
50,000 Regency Centers Corp 5 .250 01/15/34 50,749
20,000 Regions Financial Corp 1 .800 08/12/28 18,487
40,000 Regions Financial Corp 7 .375 12/10/37 44,948
30,000 Reinsurance Group of America Inc 3 .950 09/15/26 29,812
29,000 Reinsurance Group of America Inc 3 .900 05/15/29 28,484
100,000 Royal Bank of Canada 1 .150 07/14/26 96,988
110,000 Royal Bank of Canada 5 .200 08/01/28 112,749
50,000 (c) Royal Bank of Canada 4 .498 08/06/29 50,033
50,000 Royal Bank of Canada 4 .969 08/02/30 50,725
50,000 Royal Bank of Canada 4 .650 10/18/30 50,006
140,000 Royal Bank of Canada 5 .153 02/04/31 142,777
100,000 Santander Holdings USA Inc 2 .490 01/06/28 96,905
10,000 Santander Holdings USA Inc 6 .565 06/12/29 10,460
50,000 Santander Holdings USA Inc 6 .342 05/31/35 52,568
100,000 Santander UK Group Holdings PLC 4 .858 09/11/30 100,107
10,000 Selective Insurance Group Inc 5 .900 04/15/35 10,175
162,000 Simon Property Group LP 5 .500 03/08/33 168,725
50,000 Simon Property Group LP 4 .750 09/26/34 48,684

Portfolio of Investments July 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
60,000 State Street Corp 4 .993% 03/18/27 $ 60,683
10,000 State Street Corp 4 .141 12/03/29 9,933
160,000 State Street Corp 2 .400 01/24/30 148,317
50,000 State Street Corp 4 .834 04/24/30 50,794
50,000 State Street Corp 4 .675 10/22/32 49,846
60,000 State Street Corp 6 .123 11/21/34 63,931
50,000 Sumitomo Mitsui Financial Group Inc 2 .632 07/14/26 49,170
260,000 Sumitomo Mitsui Financial Group Inc 3 .364 07/12/27 255,567
90,000 Sumitomo Mitsui Financial Group Inc 3 .544 01/17/28 88,308
170,000 Sumitomo Mitsui Financial Group Inc 2 .750 01/15/30 157,331
10,000 Sumitomo Mitsui Financial Group Inc 1 .710 01/12/31 8,574
70,000 Sumitomo Mitsui Financial Group Inc 5 .836 07/09/44 70,717
70,000 Synchrony Financial 5 .935 08/02/30 71,945
50,000 Synchrony Financial 6 .000 07/29/36 50,151
20,000 Synovus Financial Corp 6 .168 11/01/30 20,567
152,000 Toronto-Dominion Bank/The 1 .200 06/03/26 147,925
100,000 Toronto-Dominion Bank/The 5 .523 07/17/28 103,047
50,000 Toronto-Dominion Bank/The 4 .783 12/17/29 50,497
50,000 Toronto-Dominion Bank/The 3 .625 09/15/31 49,315
50,000 Toronto-Dominion Bank/The 5 .298 01/30/32 51,307
50,000 Travelers Cos Inc/The 5 .050 07/24/35 50,123
20,000 Travelers Cos Inc/The 5 .350 11/01/40 19,938
72,000 Travelers Cos Inc/The 4 .600 08/01/43 63,818
20,000 Travelers Cos Inc/The 3 .750 05/15/46 15,418
20,000 Travelers Cos Inc/The 4 .000 05/30/47 15,960
10,000 Travelers Cos Inc/The 4 .050 03/07/48 8,018
10,000 Travelers Cos Inc/The 5 .450 05/25/53 9,713
21,000 Truist Financial Corp 4 .123 06/06/28 20,894
50,000 Truist Financial Corp 4 .873 01/26/29 50,457
100,000 Truist Financial Corp 1 .887 06/07/29 93,090
100,000 Truist Financial Corp 7 .161 10/30/29 107,944
10,000 Truist Financial Corp 1 .950 06/05/30 8,874
50,000 Truist Financial Corp 5 .071 05/20/31 50,687
50,000 Truist Financial Corp 5 .153 08/05/32 50,853
200,000 UBS AG/London 5 .650 09/11/28 207,644
300,000 US Bancorp 5 .384 01/23/30 308,149
170,000 US Bancorp 5 .678 01/23/35 176,165
1,000 Ventas Realty LP 3 .850 04/01/27 989
20,000 Ventas Realty LP 4 .400 01/15/29 19,885
10,000 Ventas Realty LP 3 .000 01/15/30 9,353
64,000 Ventas Realty LP 4 .750 11/15/30 63,917
50,000 Ventas Realty LP 5 .100 07/15/32 50,533
19,000 Voya Financial Inc 4 .800 06/15/46 16,411
20,000 Voya Financial Inc 4 .700 01/23/48 19,115
88,000 Welltower OP LLC 4 .125 03/15/29 87,073
10,000 Welltower OP LLC 2 .750 01/15/31 9,102
100,000 Welltower OP LLC 5 .125 07/01/35 99,654
110,000 Westpac Banking Corp 1 .953 11/20/28 102,321
10,000 Westpac Banking Corp 2 .650 01/16/30 9,341
100,000 Westpac Banking Corp 2 .150 06/03/31 88,400
116,000 Westpac Banking Corp 4 .322 11/23/31 115,002
50,000 Westpac Banking Corp 5 .618 11/20/35 50,425
10,000 Willis North America Inc 4 .500 09/15/28 10,015
30,000 Willis North America Inc 2 .950 09/15/29 28,132
50,000 Willis North America Inc 5 .900 03/05/54 49,267
40,000 WP Carey Inc 2 .450 02/01/32 34,273
30,000 XL Group Ltd 5 .250 12/15/43 28,625
20,000 Zions Bancorp NA 3 .250 10/29/29 18,395
TOTAL FINANCIALS 31,974,611

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL - 13.7%
30,000 3M Co 3 .375% 03/01/29 $ 28,993
28,000 3M Co 2 .375 08/26/29 25,908
100,000 3M Co 3 .050 04/15/30 93,945
20,000 3M Co 5 .700 03/15/37 20,908
10,000 3M Co 3 .625 10/15/47 7,355
20,000 3M Co 3 .250 08/26/49 13,581
20,000 ABB Finance USA Inc 3 .800 04/03/28 19,953
100,000 AbbVie Inc 4 .800 03/15/27 100,659
100,000 AbbVie Inc 4 .650 03/15/28 100,914
100,000 AbbVie Inc 4 .800 03/15/29 101,586
150,000 AbbVie Inc 4 .950 03/15/31 153,057
150,000 AbbVie Inc 5 .050 03/15/34 151,893
150,000 AbbVie Inc 5 .350 03/15/44 146,524
180,000 AbbVie Inc 5 .400 03/15/54 173,451
150,000 AbbVie Inc 5 .500 03/15/64 144,398
18,000 Adobe Inc 2 .150 02/01/27 17,479
70,000 Adobe Inc 4 .800 04/04/29 71,467
50,000 Adobe Inc 4 .950 01/17/30 51,415
80,000 Agilent Technologies Inc 2 .100 06/04/30 71,465
89,000 Air Products and Chemicals Inc 1 .850 05/15/27 85,388
10,000 Air Products and Chemicals Inc 2 .050 05/15/30 8,989
40,000 Air Products and Chemicals Inc 4 .800 03/03/33 40,115
10,000 Air Products and Chemicals Inc 2 .700 05/15/40 7,224
30,000 Albemarle Corp 4 .650 06/01/27 29,772
40,000 Allegion US Holding Co Inc 5 .411 07/01/32 41,082
10,000 Amcor Finance USA Inc 4 .500 05/15/28 9,984
60,000 Amcor Flexibles North America Inc 2 .630 06/19/30 54,444
150,000 America Movil SAB de CV 4 .700 07/21/32 147,979
10,000 America Movil SAB de CV 6 .125 11/15/37 10,488
11,000 American Airlines 2016-1 Class AA Pass Through Trust2020 A 3 .575 01/15/28 11,106
62,000 American Airlines 2017-1 Class AA Pass Through Trust2020 A 3 .650 02/15/29 59,173
12,000 American Airlines 2017-2 Class AA Pass Through Trust 3 .350 10/15/29 11,778
40,000 American Honda Finance Corp 2 .300 09/09/26 39,063
60,000 American Honda Finance Corp 4 .900 03/13/29 60,806
80,000 American Honda Finance Corp 5 .850 10/04/30 84,398
120,000 American Honda Finance Corp 5 .050 07/10/31 121,849
10,000 American Tower Corp 1 .450 09/15/26 9,659
10,000 American Tower Corp 3 .375 10/15/26 9,865
10,000 American Tower Corp 3 .600 01/15/28 9,803
40,000 American Tower Corp 1 .500 01/31/28 37,213
110,000 American Tower Corp 5 .250 07/15/28 112,483
50,000 American Tower Corp 5 .800 11/15/28 51,906
60,000 American Tower Corp 2 .900 01/15/30 55,720
20,000 American Tower Corp 1 .875 10/15/30 17,361
110,000 American Tower Corp 4 .050 03/15/32 105,374
20,000 American Tower Corp 3 .700 10/15/49 14,511
30,000 American Tower Corp 3 .100 06/15/50 19,473
60,000 Amgen Inc 5 .150 03/02/28 61,100
130,000 Amgen Inc 3 .000 02/22/29 123,929
10,000 Amgen Inc 5 .250 03/02/30 10,274
138,000 Amgen Inc 2 .300 02/25/31 122,483
110,000 Amgen Inc 2 .000 01/15/32 93,592
20,000 Amgen Inc 5 .750 03/15/40 20,337
10,000 Amgen Inc 4 .950 10/01/41 9,162
320,000 Amgen Inc 5 .600 03/02/43 316,101
160,000 Amgen Inc 4 .400 05/01/45 135,274
30,000 Amgen Inc 4 .563 06/15/48 25,277
70,000 Amgen Inc 4 .663 06/15/51 59,234
30,000 Amgen Inc 5 .650 03/02/53 29,010
10,000 Analog Devices Inc 3 .500 12/05/26 9,887
50,000 Analog Devices Inc 1 .700 10/01/28 46,177
20,000 Analog Devices Inc 2 .100 10/01/31 17,436

Portfolio of Investments July 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
10,000 Analog Devices Inc 5 .050% 04/01/34 $ 10,183
50,000 Analog Devices Inc 5 .300 04/01/54 48,044
32,000 Applied Materials Inc 5 .100 10/01/35 32,775
110,000 Applied Materials Inc 4 .350 04/01/47 93,697
40,000 Aptiv Swiss Holdings Ltd 4 .350 03/15/29 39,548
82,000 Aptiv Swiss Holdings Ltd 4 .150 05/01/52 59,080
20,000 Archer-Daniels-Midland Co 2 .500 08/11/26 19,617
40,000 Archer-Daniels-Midland Co 3 .250 03/27/30 38,018
120,000 Archer-Daniels-Midland Co 2 .700 09/15/51 72,560
50,000 Arrow Electronics Inc 5 .150 08/21/29 50,693
50,000 Astrazeneca Finance LLC 4 .800 02/26/27 50,440
49,000 AstraZeneca PLC 1 .375 08/06/30 42,419
235,000 AstraZeneca PLC 6 .450 09/15/37 262,399
20,000 AstraZeneca PLC 4 .375 11/16/45 17,419
20,000 AstraZeneca PLC 2 .125 08/06/50 11,053
200,000 AT&T Inc 4 .700 08/15/30 201,521
350,000 AT&T Inc 2 .550 12/01/33 291,824
200,000 AT&T Inc 5 .400 02/15/34 204,386
350,000 AT&T Inc 5 .375 08/15/35 354,933
350,000 AT&T Inc 6 .050 08/15/56 354,804
40,000 Atlassian Corp 5 .500 05/15/34 40,618
70,000 Autodesk Inc 2 .400 12/15/31 61,109
70,000 Automatic Data Processing Inc 1 .700 05/15/28 65,637
50,000 Automatic Data Processing Inc 4 .750 05/08/32 50,482
30,000 AutoNation Inc 1 .950 08/01/28 27,813
40,000 AutoNation Inc 4 .750 06/01/30 39,646
10,000 AutoNation Inc 3 .850 03/01/32 9,196
50,000 AutoZone Inc 4 .500 02/01/28 50,161
100,000 AutoZone Inc 5 .200 08/01/33 100,900
50,000 Avery Dennison Corp 2 .250 02/15/32 42,432
10,000 (a) Baidu Inc 3 .425 04/07/30 9,553
80,000 Baidu Inc 2 .375 10/09/30 72,247
125,000 Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 3 .138 11/07/29 119,389
30,000 Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4 .486 05/01/30 30,009
10,000 Baxter International Inc 2 .600 08/15/26 9,801
40,000 Baxter International Inc 1 .730 04/01/31 34,077
120,000 Baxter International Inc 2 .539 02/01/32 104,297
10,000 Bell Telephone Co of Canada or Bell Canada 5 .100 05/11/33 9,993
10,000 Bell Telephone Co of Canada or Bell Canada 5 .200 02/15/34 9,961
50,000 Bell Telephone Co of Canada or Bell Canada 4 .464 04/01/48 40,287
80,000 Berry Global Inc 5 .500 04/15/28 81,848
20,000 Berry Global Inc 5 .650 01/15/34 20,674
20,000 Biogen Inc 2 .250 05/01/30 17,943
50,000 Biogen Inc 5 .750 05/15/35 51,290
120,000 Biogen Inc 3 .150 05/01/50 74,896
10,000 Biogen Inc 3 .250 02/15/51 6,279
30,000 Block Financial LLC 2 .500 07/15/28 28,225
50,000 Booking Holdings Inc 3 .600 06/01/26 49,652
20,000 Booking Holdings Inc 4 .625 04/13/30 20,154
20,000 Booz Allen Hamilton Inc 5 .950 08/04/33 20,687
50,000 (a) Booz Allen Hamilton Inc 5 .950 04/15/35 51,048
62,000 BorgWarner Inc 2 .650 07/01/27 59,872
30,000 Bristol-Myers Squibb Co 3 .200 06/15/26 29,718
10,000 Bristol-Myers Squibb Co 3 .250 02/27/27 9,856
20,000 Bristol-Myers Squibb Co 1 .125 11/13/27 18,710
60,000 Bristol-Myers Squibb Co 4 .900 02/22/29 61,156
90,000 Bristol-Myers Squibb Co 1 .450 11/13/30 77,575
40,000 Bristol-Myers Squibb Co 5 .900 11/15/33 42,756
560,000 Bristol-Myers Squibb Co 4 .125 06/15/39 494,162
10,000 Bristol-Myers Squibb Co 4 .550 02/20/48 8,514
50,000 Bristol-Myers Squibb Co 6 .250 11/15/53 53,220
10,000 British Telecommunications PLC 5 .125 12/04/28 10,172

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
60,000 British Telecommunications PLC 9 .625% 12/15/30 $ 73,329
70,000 Broadcom Inc 5 .050 04/15/30 71,521
50,000 Broadcom Inc 5 .150 11/15/31 51,236
50,000 Broadcom Inc 4 .550 02/15/32 49,334
292,000 (b) Broadcom Inc 4 .150 04/15/32 280,659
485,000 Broadcom Inc 4 .300 11/15/32 468,788
90,000 (b) Broadcom Inc 3 .187 11/15/36 74,272
50,000 Broadridge Financial Solutions Inc 2 .600 05/01/31 44,312
50,000 Brunswick Corp/DE 4 .400 09/15/32 46,695
40,000 Bunge Ltd Finance Corp 3 .250 08/15/26 39,481
10,000 Bunge Ltd Finance Corp 3 .750 09/25/27 9,874
50,000 Bunge Ltd Finance Corp 4 .550 08/04/30 49,884
60,000 Bunge Ltd Finance Corp 2 .750 05/14/31 54,126
20,000 Cabot Corp 5 .000 06/30/32 19,926
10,000 Canadian National Railway Co 3 .850 08/05/32 9,473
10,000 Canadian National Railway Co 6 .250 08/01/34 10,980
60,000 Canadian National Railway Co 6 .375 11/15/37 66,551
60,000 Canadian National Railway Co 3 .650 02/03/48 45,376
30,000 Canadian National Railway Co 4 .450 01/20/49 25,700
10,000 Canadian Pacific Railway Co 4 .000 06/01/28 9,905
10,000 Canadian Pacific Railway Co 2 .875 11/15/29 9,353
10,000 Canadian Pacific Railway Co 2 .050 03/05/30 8,977
70,000 Canadian Pacific Railway Co 2 .450 12/02/31 61,227
10,000 Canadian Pacific Railway Co 4 .800 09/15/35 9,705
50,000 Canadian Pacific Railway Co 3 .000 12/02/41 36,249
70,000 Canadian Pacific Railway Co 4 .300 05/15/43 59,064
70,000 Canadian Pacific Railway Co 6 .125 09/15/15 71,048
120,000 Cardinal Health Inc 4 .500 11/15/44 100,156
10,000 Cardinal Health Inc 4 .900 09/15/45 8,829
50,000 Cardinal Health Inc 5 .750 11/15/54 48,916
10,000 Carlisle Cos Inc 2 .750 03/01/30 9,227
20,000 Carlisle Cos Inc 2 .200 03/01/32 16,906
10,000 Carrier Global Corp 2 .700 02/15/31 9,073
70,000 Carrier Global Corp 5 .900 03/15/34 74,130
112,000 Carrier Global Corp 3 .377 04/05/40 88,384
10,000 Caterpillar Financial Services Corp 4 .450 10/16/26 10,025
50,000 Caterpillar Financial Services Corp 5 .000 05/14/27 50,653
10,000 Caterpillar Financial Services Corp 4 .400 10/15/27 10,047
50,000 Caterpillar Financial Services Corp 4 .600 11/15/27 50,443
50,000 Caterpillar Financial Services Corp 4 .400 03/03/28 50,212
50,000 Caterpillar Inc 2 .600 09/19/29 46,857
180,000 Caterpillar Inc 3 .803 08/15/42 147,412
70,000 Caterpillar Inc 3 .250 09/19/49 48,820
30,000 CBRE Services Inc 5 .950 08/15/34 31,610
112,000 CDW LLC / CDW Finance Corp 2 .670 12/01/26 109,060
50,000 Cencora Inc 4 .625 12/15/27 50,226
50,000 Cencora Inc 5 .125 02/15/34 50,226
50,000 Cencora Inc 5 .150 02/15/35 50,130
30,000 CF Industries Inc 5 .150 03/15/34 29,778
10,000 CF Industries Inc 4 .950 06/01/43 8,873
20,000 CGI Inc 1 .450 09/14/26 19,322
20,000 CH Robinson Worldwide Inc 4 .200 04/15/28 19,892
40,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
2 .250 01/15/29 36,761
200,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
4 .400 04/01/33 186,144
210,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6 .650 02/01/34 222,610
10,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
4 .800 03/01/50 7,754
290,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
5 .500 04/01/63 237,354

Portfolio of Investments July 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
62,000 Cheniere Corpus Christi Holdings LLC 5 .125% 06/30/27 $ 62,430
50,000 Cheniere Energy Inc 5 .650 04/15/34 50,860
150,000 Cheniere Energy Partners LP 5 .950 06/30/33 156,575
30,000 Choice Hotels International Inc 5 .850 08/01/34 30,222
50,000 Church & Dwight Co Inc 3 .150 08/01/27 48,900
300,000 Cigna Group/The 3 .050 10/15/27 291,420
130,000 Cigna Group/The 4 .800 08/15/38 120,642
10,000 Cigna Group/The 6 .125 11/15/41 10,343
50,000 Cigna Group/The 3 .875 10/15/47 37,157
20,000 Cigna Group/The 5 .600 02/15/54 18,885
50,000 Cintas Corp No 2 4 .200 05/01/28 49,955
308,000 Cisco Systems Inc 2 .500 09/20/26 302,276
30,000 Cisco Systems Inc 5 .500 01/15/40 30,720
110,000 Cisco Systems Inc 5 .300 02/26/54 105,989
50,000 Cisco Systems Inc 5 .500 02/24/55 49,512
40,000 Clorox Co/The 4 .400 05/01/29 39,993
20,000 Clorox Co/The 1 .800 05/15/30 17,673
20,000 CNH Industrial Capital LLC 1 .450 07/15/26 19,420
50,000 CNH Industrial Capital LLC 4 .500 10/08/27 49,927
20,000 CNH Industrial NV 3 .850 11/15/27 19,766
10,000 Coca-Cola Co/The 3 .375 03/25/27 9,885
5,000 Coca-Cola Co/The 1 .450 06/01/27 4,767
10,000 Coca-Cola Co/The 1 .500 03/05/28 9,389
140,000 Coca-Cola Co/The 1 .000 03/15/28 129,489
170,000 Coca-Cola Co/The 1 .650 06/01/30 150,473
10,000 Coca-Cola Co/The 1 .375 03/15/31 8,546
20,000 Coca-Cola Co/The 2 .875 05/05/41 14,949
110,000 Coca-Cola Co/The 3 .000 03/05/51 73,033
50,000 Coca-Cola Co/The 5 .300 05/13/54 48,420
70,000 Coca-Cola Co/The 2 .750 06/01/60 41,415
70,000 Colgate-Palmolive Co 3 .250 08/15/32 64,534
40,000 Comcast Corp 3 .300 04/01/27 39,321
290,000 Comcast Corp 3 .400 04/01/30 277,320
250,000 (a) Comcast Corp 1 .500 02/15/31 212,592
80,000 Comcast Corp 5 .500 11/15/32 83,477
50,000 Comcast Corp 4 .800 05/15/33 49,645
150,000 Comcast Corp 6 .450 03/15/37 163,580
370,000 Comcast Corp 3 .750 04/01/40 304,322
20,000 Comcast Corp 4 .049 11/01/52 14,879
60,000 Comcast Corp 5 .650 06/01/54 57,614
50,000 Comcast Corp 6 .050 05/15/55 50,622
280,000 Comcast Corp 2 .987 11/01/63 156,075
60,000 Conagra Brands Inc 8 .250 09/15/30 68,998
40,000 Conagra Brands Inc 5 .300 11/01/38 37,659
10,000 Conagra Brands Inc 5 .400 11/01/48 8,812
50,000 (a) Concentrix Corp 6 .850 08/02/33 52,194
70,000 Corning Inc 5 .350 11/15/48 65,421
10,000 Corning Inc 3 .900 11/15/49 7,548
10,000 Corning Inc 4 .375 11/15/57 7,987
20,000 Crown Castle Inc 3 .700 06/15/26 19,835
40,000 Crown Castle Inc 4 .300 02/15/29 39,474
114,000 Crown Castle Inc 3 .300 07/01/30 106,756
10,000 Crown Castle Inc 2 .100 04/01/31 8,605
150,000 Crown Castle Inc 2 .500 07/15/31 131,223
50,000 Crown Castle Inc 2 .900 04/01/41 35,738
20,000 Crown Castle Inc 3 .250 01/15/51 13,117
55,000 CSX Corp 4 .250 03/15/29 54,761
30,000 CSX Corp 6 .000 10/01/36 32,162
20,000 CSX Corp 6 .150 05/01/37 21,526
120,000 CSX Corp 4 .100 03/15/44 98,938
30,000 CSX Corp 3 .800 11/01/46 23,175
80,000 CSX Corp 4 .750 11/15/48 70,356

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
10,000 CSX Corp 3 .800% 04/15/50 $ 7,512
62,000 CSX Corp 4 .250 11/01/66 47,164
50,000 Cummins Inc 4 .250 05/09/28 50,052
39,000 Cummins Inc 1 .500 09/01/30 33,987
112,000 Cummins Inc 2 .600 09/01/50 66,141
100,000 Danaher Corp 2 .800 12/10/51 62,128
10,000 DCP Midstream Operating LP 5 .625 07/15/27 10,176
70,000 DCP Midstream Operating LP 5 .125 05/15/29 70,915
60,000 Deere & Co 5 .450 01/16/35 62,272
130,000 Deere & Co 3 .900 06/09/42 110,166
10,000 Dell Inc 6 .500 04/15/38 10,681
10,000 Dell International LLC / EMC Corp 5 .250 02/01/28 10,204
50,000 Dell International LLC / EMC Corp 4 .750 04/01/28 50,399
20,000 Dell International LLC / EMC Corp 4 .350 02/01/30 19,788
10,000 Dell International LLC / EMC Corp 6 .200 07/15/30 10,663
112,000 Dell International LLC / EMC Corp 8 .100 07/15/36 134,732
20,000 Dell International LLC / EMC Corp 3 .375 12/15/41 14,998
110,000 Dell International LLC / EMC Corp 8 .350 07/15/46 139,893
14,000 Delta Air Lines 2020-1 Class AA Pass Through Trust2020 A 2 .000 06/10/28 13,217
40,000 Delta Air Lines Inc 4 .375 04/19/28 39,698
50,000 Delta Air Lines Inc 5 .250 07/10/30 50,471
20,000 DH Europe Finance II Sarl 3 .400 11/15/49 14,205
130,000 Dollar General Corp 3 .500 04/03/30 123,260
92,000 Dollar Tree Inc 3 .375 12/01/51 58,602
30,000 Dover Corp 5 .375 10/15/35 30,943
60,000 Dow Chemical Co/The 4 .800 11/30/28 60,170
10,000 Dow Chemical Co/The 2 .100 11/15/30 8,718
91,000 Dow Chemical Co/The 4 .250 10/01/34 81,909
10,000 Dow Chemical Co/The 9 .400 05/15/39 12,889
10,000 (a) Dow Chemical Co/The 6 .900 05/15/53 10,467
20,000 Dow Chemical Co/The 5 .600 02/15/54 17,664
50,000 Dow Chemical Co/The 5 .950 03/15/55 46,316
70,000 DR Horton Inc 1 .300 10/15/26 67,339
40,000 DuPont de Nemours Inc 5 .319 11/15/38 41,038
10,000 DuPont de Nemours Inc 5 .419 11/15/48 9,996
30,000 DXC Technology Co 1 .800 09/15/26 29,032
60,000 Eastman Chemical Co 5 .750 03/08/33 62,315
48,000 Eaton Corp 3 .103 09/15/27 46,932
62,000 Eaton Corp 4 .000 11/02/32 59,646
114,000 eBay Inc 2 .700 03/11/30 105,444
10,000 eBay Inc 3 .650 05/10/51 7,215
36,000 Ecolab Inc 3 .250 12/01/27 35,177
10,000 Ecolab Inc 4 .800 03/24/30 10,176
10,000 Ecolab Inc 1 .300 01/30/31 8,473
120,000 Ecolab Inc 2 .700 12/15/51 73,033
22,000 Electronic Arts Inc 1 .850 02/15/31 19,044
50,000 Eli Lilly & Co 4 .550 02/12/28 50,519
25,000 Eli Lilly & Co 3 .375 03/15/29 24,361
200,000 Eli Lilly & Co 4 .700 02/27/33 200,954
110,000 Eli Lilly & Co 3 .700 03/01/45 87,193
70,000 Eli Lilly & Co 3 .950 03/15/49 55,735
10,000 Eli Lilly & Co 4 .875 02/27/53 9,044
110,000 Eli Lilly & Co 5 .000 02/09/54 101,541
50,000 Emerson Electric Co 2 .000 12/21/28 46,486
22,000 Emerson Electric Co 1 .950 10/15/30 19,543
50,000 Emerson Electric Co 5 .000 03/15/35 50,470
30,000 Enbridge Inc 3 .700 07/15/27 29,546
180,000 Enbridge Inc 3 .125 11/15/29 169,769
140,000 Enbridge Inc 4 .500 06/10/44 115,249
50,000 Enbridge Inc 5 .950 04/05/54 49,527
20,000 Enterprise Products Operating LLC 2 .800 01/31/30 18,673
110,000 Enterprise Products Operating LLC 7 .550 04/15/38 129,447

Portfolio of Investments July 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
210,000 Enterprise Products Operating LLC 6 .125% 10/15/39 $ 221,857
70,000 Enterprise Products Operating LLC 4 .850 03/15/44 62,796
20,000 Enterprise Products Operating LLC 5 .100 02/15/45 18,488
75,000 Enterprise Products Operating LLC 4 .900 05/15/46 66,949
120,000 Enterprise Products Operating LLC 3 .300 02/15/53 79,013
30,000 Equifax Inc 5 .100 12/15/27 30,350
50,000 Equifax Inc 5 .100 06/01/28 50,797
20,000 Equinix Inc 2 .900 11/18/26 19,571
120,000 Equinix Inc 3 .900 04/15/32 113,158
90,000 Equinix Inc 3 .000 07/15/50 56,312
30,000 Estee Lauder Cos Inc/The 3 .150 03/15/27 29,457
120,000 Estee Lauder Cos Inc/The 2 .600 04/15/30 110,215
10,000 Estee Lauder Cos Inc/The 1 .950 03/15/31 8,699
20,000 FactSet Research Systems Inc 3 .450 03/01/32 18,234
330,000 (b) FedEx Corp 3 .900 02/01/35 294,681
10,000 (b) FedEx Corp 4 .750 11/15/45 8,246
10,000 (b) FedEx Corp 4 .400 01/15/47 7,825
30,000 (b) FedEx Corp 4 .050 02/15/48 22,084
10,000 (b) FedEx Corp 4 .950 10/17/48 8,408
92,000 Fidelity National Information Services Inc 1 .650 03/01/28 85,767
40,000 Fiserv Inc 2 .250 06/01/27 38,428
254,000 Fiserv Inc 3 .500 07/01/29 243,716
40,000 Fiserv Inc 2 .650 06/01/30 36,469
30,000 Fiserv Inc 5 .450 03/15/34 30,453
30,000 Fiserv Inc 4 .400 07/01/49 23,962
70,000 Flex Ltd 4 .875 06/15/29 70,337
60,000 Flowserve Corp 2 .800 01/15/32 52,418
40,000 FMC Corp 3 .450 10/01/29 37,219
30,000 FMC Corp 4 .500 10/01/49 22,555
10,000 Fomento Economico Mexicano SAB de CV 4 .375 05/10/43 8,509
59,000 Fomento Economico Mexicano SAB de CV 3 .500 01/16/50 42,357
30,000 Fortinet Inc 2 .200 03/15/31 26,379
40,000 Fortive Corp 3 .150 06/15/26 39,448
40,000 Fortune Brands Innovations Inc 5 .875 06/01/33 41,805
140,000 GE HealthCare Technologies Inc 5 .857 03/15/30 147,269
184,000 General Mills Inc 2 .875 04/15/30 170,592
20,000 General Mills Inc 4 .950 03/29/33 19,947
100,000 General Motors Financial Co Inc 5 .000 07/15/27 100,530
200,000 General Motors Financial Co Inc 5 .050 04/04/28 201,973
100,000 General Motors Financial Co Inc 5 .450 07/15/30 101,723
100,000 General Motors Financial Co Inc 5 .625 04/04/32 101,574
100,000 General Motors Financial Co Inc 6 .150 07/15/35 102,496
20,000 Genuine Parts Co 6 .500 11/01/28 21,156
40,000 Genuine Parts Co 2 .750 02/01/32 34,934
50,000 Gilead Sciences Inc 5 .100 06/15/35 50,352
90,000 Gilead Sciences Inc 4 .600 09/01/35 87,040
176,000 Gilead Sciences Inc 4 .000 09/01/36 159,984
70,000 Gilead Sciences Inc 5 .650 12/01/41 70,704
20,000 Gilead Sciences Inc 4 .800 04/01/44 18,155
30,000 Gilead Sciences Inc 4 .150 03/01/47 24,445
10,000 GlaxoSmithKline Capital Inc 3 .875 05/15/28 9,917
60,000 GlaxoSmithKline Capital Inc 5 .375 04/15/34 62,132
40,000 GlaxoSmithKline Capital Inc 6 .375 05/15/38 44,164
70,000 GlaxoSmithKline Capital PLC 3 .375 06/01/29 67,783
170,000 Global Payments Inc 3 .200 08/15/29 159,834
20,000 Grupo Televisa SAB 6 .625 01/15/40 18,537
60,000 Grupo Televisa SAB 5 .000 05/13/45 42,425
50,000 GXO Logistics Inc 1 .650 07/15/26 48,593
120,000 Haleon US Capital LLC 3 .375 03/24/29 115,936
20,000 Haleon US Capital LLC 4 .000 03/24/52 15,282
152,000 Halliburton Co 4 .850 11/15/35 146,038
30,000 Harley-Davidson Inc 4 .625 07/28/45 23,970

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
20,000 Hasbro Inc 3 .550% 11/19/26 $ 19,729
10,000 Hasbro Inc 3 .500 09/15/27 9,772
60,000 Hasbro Inc 3 .900 11/19/29 57,844
30,000 HCA Inc 5 .250 06/15/26 30,040
40,000 HCA Inc 4 .500 02/15/27 39,911
80,000 HCA Inc 3 .125 03/15/27 78,209
100,000 HCA Inc 5 .200 06/01/28 101,702
206,000 HCA Inc 4 .125 06/15/29 201,919
70,000 HCA Inc 5 .450 04/01/31 71,947
110,000 HCA Inc 5 .125 06/15/39 103,129
160,000 HCA Inc 3 .500 07/15/51 105,210
50,000 HCA Inc 6 .200 03/01/55 49,884
70,000 Hershey Co/The 4 .250 05/04/28 70,240
260,000 Hewlett Packard Enterprise Co 6 .200 10/15/35 274,533
60,000 HF Sinclair Corp 5 .000 02/01/28 59,852
120,000 Home Depot Inc/The 4 .875 06/25/27 121,409
30,000 Home Depot Inc/The 2 .950 06/15/29 28,618
299,000 Home Depot Inc/The 5 .400 09/15/40 300,266
130,000 Home Depot Inc/The 5 .950 04/01/41 136,662
30,000 Home Depot Inc/The 4 .875 02/15/44 27,536
42,000 Home Depot Inc/The 4 .400 03/15/45 35,985
220,000 Home Depot Inc/The 4 .500 12/06/48 187,750
60,000 Home Depot Inc/The 3 .125 12/15/49 40,212
120,000 Honda Motor Co Ltd 2 .534 03/10/27 116,472
20,000 Honda Motor Co Ltd 2 .967 03/10/32 17,885
50,000 Hormel Foods Corp 1 .700 06/03/28 46,659
10,000 Hormel Foods Corp 1 .800 06/11/30 8,855
50,000 Howmet Aerospace Inc 4 .850 10/15/31 50,567
30,000 HP Inc 4 .000 04/15/29 29,368
52,000 HP Inc 3 .400 06/17/30 48,839
110,000 HP Inc 4 .200 04/15/32 105,016
10,000 (a) HP Inc 5 .500 01/15/33 10,190
20,000 IBM International Capital Pte Ltd 4 .600 02/05/27 20,065
120,000 IBM International Capital Pte Ltd 5 .300 02/05/54 111,357
30,000 IDEX Corp 2 .625 06/15/31 26,742
90,000 Illinois Tool Works Inc 4 .875 09/15/41 84,166
10,000 Illinois Tool Works Inc 3 .900 09/01/42 8,238
50,000 Ingersoll Rand Inc 5 .197 06/15/27 50,623
10,000 Intel Corp 3 .750 03/25/27 9,866
292,000 Intel Corp 2 .450 11/15/29 265,714
110,000 Intel Corp 5 .125 02/10/30 111,629
10,000 Intel Corp 4 .000 12/15/32 9,275
110,000 Intel Corp 4 .600 03/25/40 94,289
20,000 Intel Corp 2 .800 08/12/41 13,149
20,000 Intel Corp 4 .250 12/15/42 15,736
10,000 Intel Corp 4 .100 05/19/46 7,317
90,000 Intel Corp 4 .100 05/11/47 65,412
100,000 Intel Corp 3 .734 12/08/47 68,436
10,000 Intel Corp 3 .250 11/15/49 6,103
10,000 Intel Corp 4 .750 03/25/50 7,923
20,000 Intel Corp 5 .700 02/10/53 18,007
50,000 Intel Corp 5 .600 02/21/54 44,182
10,000 International Business Machines Corp 3 .300 01/27/27 9,856
100,000 International Business Machines Corp 4 .650 02/10/28 100,782
100,000 International Business Machines Corp 2 .720 02/09/32 88,912
82,000 International Business Machines Corp 5 .600 11/30/39 83,558
10,000 International Business Machines Corp 2 .850 05/15/40 7,324
80,000 International Business Machines Corp 4 .000 06/20/42 65,885
10,000 International Business Machines Corp 4 .700 02/19/46 8,787
7,000 International Flavors & Fragrances Inc 5 .000 09/26/48 5,976
45,000 International Paper Co 4 .800 06/15/44 39,258
52,000 International Paper Co 4 .350 08/15/48 41,682

Portfolio of Investments July 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
60,000 Interpublic Group of Cos Inc/The 2 .400% 03/01/31 $ 53,161
30,000 Interpublic Group of Cos Inc/The 5 .375 06/15/33 30,227
80,000 Intuit Inc 5 .250 09/15/26 80,745
18,000 Intuit Inc 1 .350 07/15/27 17,067
20,000 Intuit Inc 1 .650 07/15/30 17,580
10,000 Intuit Inc 5 .500 09/15/53 9,901
50,000 IQVIA Inc 6 .250 02/01/29 52,248
180,000 J M Smucker Co/The 4 .250 03/15/35 166,808
40,000 Jabil Inc 4 .250 05/15/27 39,755
40,000 Jacobs Engineering Group Inc 6 .350 08/18/28 41,893
8,000 JetBlue 2019-1 Class AA Pass Through Trust2020 A 2 .750 05/15/32 6,484
21,000 JetBlue 2020-1 Class A Pass Through Trust 4 .000 11/15/32 19,754
280,000 John Deere Capital Corp 1 .300 10/13/26 270,512
110,000 John Deere Capital Corp 4 .900 06/11/27 111,426
40,000 John Deere Capital Corp 3 .350 04/18/29 38,736
110,000 John Deere Capital Corp 4 .700 06/10/30 111,432
50,000 John Deere Capital Corp 4 .375 10/15/30 49,808
70,000 Johnson & Johnson 2 .950 03/03/27 68,830
60,000 Johnson & Johnson 4 .800 06/01/29 61,354
100,000 Johnson & Johnson 5 .000 03/01/35 101,990
350,000 Johnson & Johnson 3 .550 03/01/36 312,864
20,000 Johnson & Johnson 4 .500 09/01/40 18,892
50,000 (a) Johnson & Johnson 5 .250 06/01/54 49,293
10,000 Johnson Controls International plc 4 .625 07/02/44 8,632
20,000 Johnson Controls International plc / Tyco Fire & Security Finance
SCA
1 .750 09/15/30 17,471
30,000 Johnson Controls International plc / Tyco Fire & Security Finance
SCA
2 .000 09/16/31 25,606
50,000 Johnson Controls International plc / Tyco Fire & Security Finance
SCA
4 .900 12/01/32 50,178
70,000 Kellanova 3 .400 11/15/27 68,518
40,000 Kellanova 2 .100 06/01/30 35,790
30,000 Kellanova 4 .500 04/01/46 25,563
50,000 Kenvue Inc 4 .850 05/22/32 50,378
120,000 Kenvue Inc 4 .900 03/22/33 121,321
10,000 Kenvue Inc 5 .100 03/22/43 9,552
50,000 Keurig Dr Pepper Inc 5 .100 03/15/27 50,483
50,000 Keurig Dr Pepper Inc 4 .350 05/15/28 49,909
30,000 Keurig Dr Pepper Inc 3 .200 05/01/30 28,169
20,000 Keurig Dr Pepper Inc 3 .800 05/01/50 14,642
180,000 Keurig Dr Pepper Inc 4 .500 04/15/52 147,665
50,000 Keysight Technologies Inc 3 .000 10/30/29 46,884
20,000 Kimberly-Clark Corp 3 .950 11/01/28 19,854
98,000 Kimberly-Clark Corp 6 .625 08/01/37 112,389
20,000 Kinder Morgan Energy Partners LP 6 .950 01/15/38 22,014
10,000 Kinder Morgan Inc 1 .750 11/15/26 9,659
50,000 Kinder Morgan Inc 5 .150 06/01/30 51,020
382,000 Kinder Morgan Inc 5 .300 12/01/34 381,311
50,000 Kinder Morgan Inc 5 .050 02/15/46 43,691
60,000 Kinder Morgan Inc 3 .250 08/01/50 38,458
50,000 Kinder Morgan Inc 5 .950 08/01/54 48,770
20,000 KLA Corp 4 .650 07/15/32 20,031
110,000 KLA Corp 4 .950 07/15/52 99,887
20,000 Koninklijke KPN NV 8 .375 10/01/30 23,187
40,000 Kraft Heinz Foods Co 3 .000 06/01/26 39,475
30,000 Kraft Heinz Foods Co 3 .875 05/15/27 29,633
60,000 Kraft Heinz Foods Co 4 .250 03/01/31 58,130
50,000 (a) Kraft Heinz Foods Co 5 .200 03/15/32 50,357
10,000 Kraft Heinz Foods Co 6 .500 02/09/40 10,383
10,000 Kraft Heinz Foods Co 5 .000 06/04/42 8,898
130,000 Kraft Heinz Foods Co 5 .500 06/01/50 117,522
30,000 Kroger Co/The 2 .200 05/01/30 27,065

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
10,000 Kroger Co/The 1 .700% 01/15/31 $ 8,590
50,000 Kroger Co/The 5 .000 09/15/34 49,460
110,000 Kroger Co/The 6 .900 04/15/38 123,002
9,000 Kroger Co/The 5 .400 07/15/40 8,790
90,000 Kroger Co/The 4 .450 02/01/47 74,194
70,000 (a) Kyndryl Holdings Inc 6 .350 02/20/34 73,907
10,000 Laboratory Corp of America Holdings 3 .600 09/01/27 9,851
10,000 Laboratory Corp of America Holdings 2 .950 12/01/29 9,368
90,000 Laboratory Corp of America Holdings 2 .700 06/01/31 80,682
30,000 Lam Research Corp 1 .900 06/15/30 26,727
80,000 Lam Research Corp 3 .125 06/15/60 49,316
60,000 Lear Corp 2 .600 01/15/32 51,644
40,000 Leggett & Platt Inc 4 .400 03/15/29 39,057
30,000 Leggett & Platt Inc 3 .500 11/15/51 19,297
10,000 Lennox International Inc 1 .700 08/01/27 9,456
30,000 Linde Inc/CT 1 .100 08/10/30 25,761
40,000 LKQ Corp 5 .750 06/15/28 40,949
40,000 Lowe's Cos Inc 3 .350 04/01/27 39,320
201,000 Lowe's Cos Inc 4 .500 04/15/30 201,500
310,000 Lowe's Cos Inc 5 .000 04/15/40 288,532
20,000 Lowe's Cos Inc 4 .050 05/03/47 15,444
20,000 Lowe's Cos Inc 5 .750 07/01/53 19,376
10,000 Lowe's Cos Inc 5 .850 04/01/63 9,659
60,000 LYB International Finance III LLC 6 .150 05/15/35 61,511
150,000 LYB International Finance III LLC 3 .375 10/01/40 108,779
21,000 LYB International Finance III LLC 4 .200 05/01/50 15,288
60,000 LYB International Finance III LLC 3 .625 04/01/51 39,380
70,000 (a) Magna International Inc 2 .450 06/15/30 63,497
142,000 Martin Marietta Materials Inc 3 .200 07/15/51 94,177
60,000 Marvell Technology Inc 2 .450 04/15/28 57,000
20,000 Marvell Technology Inc 5 .950 09/15/33 21,097
10,000 Masco Corp 2 .000 10/01/30 8,760
70,000 Masco Corp 2 .000 02/15/31 60,117
30,000 Masco Corp 4 .500 05/15/47 24,207
10,000 Mastercard Inc 2 .950 11/21/26 9,847
50,000 Mastercard Inc 4 .550 03/15/28 50,507
32,000 Mastercard Inc 2 .950 06/01/29 30,625
44,000 Mastercard Inc 3 .350 03/26/30 42,275
120,000 Mastercard Inc 2 .000 11/18/31 103,876
20,000 Mastercard Inc 4 .875 05/09/34 20,121
40,000 Mastercard Inc 3 .800 11/21/46 31,607
10,000 Mastercard Inc 3 .650 06/01/49 7,540
20,000 Mastercard Inc 3 .850 03/26/50 15,562
20,000 Mastercard Inc 2 .950 03/15/51 13,002
80,000 McCormick & Co Inc/MD 1 .850 02/15/31 69,035
200,000 McDonald's Corp 4 .600 09/09/32 199,705
20,000 McDonald's Corp 6 .300 10/15/37 21,754
30,000 McDonald's Corp 4 .450 09/01/48 24,911
220,000 McDonald's Corp 5 .150 09/09/52 201,279
10,000 McKesson Corp 1 .300 08/15/26 9,682
50,000 McKesson Corp 4 .900 07/15/28 50,784
10,000 McKesson Corp 5 .100 07/15/33 10,179
60,000 McKesson Corp 5 .250 05/30/35 60,683
50,000 MDC Holdings Inc 3 .966 08/06/61 35,655
40,000 Mercedes-Benz Finance North America LLC 8 .500 01/18/31 47,405
100,000 Merck & Co Inc 1 .900 12/10/28 92,866
150,000 Merck & Co Inc 1 .450 06/24/30 130,810
60,000 Merck & Co Inc 6 .500 12/01/33 67,732
10,000 Merck & Co Inc 4 .150 05/18/43 8,442
50,000 Merck & Co Inc 4 .900 05/17/44 46,281
230,000 Merck & Co Inc 2 .750 12/10/51 139,681
50,000 Microchip Technology Inc 5 .050 02/15/30 50,602

Portfolio of Investments July 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
10,000 Micron Technology Inc 5 .375% 04/15/28 $ 10,246
110,000 Micron Technology Inc 5 .300 01/15/31 112,265
50,000 Micron Technology Inc 5 .650 11/01/32 51,686
60,000 Micron Technology Inc 5 .800 01/15/35 61,520
20,000 Microsoft Corp 3 .400 09/15/26 19,844
40,000 Microsoft Corp 3 .300 02/06/27 39,558
10,000 Microsoft Corp 3 .500 02/12/35 9,288
211,000 Microsoft Corp 3 .450 08/08/36 188,383
60,000 Microsoft Corp 3 .750 02/12/45 49,757
50,000 Microsoft Corp 3 .700 08/08/46 40,055
566,000 Microsoft Corp 2 .921 03/17/52 373,422
70,000 Mohawk Industries Inc 5 .850 09/18/28 72,539
50,000 Mondelez International Inc 4 .750 02/20/29 50,655
50,000 Mondelez International Inc 4 .750 08/28/34 49,149
10,000 Mondelez International Inc 2 .625 09/04/50 5,878
20,000 Moody's Corp 2 .000 08/19/31 17,278
20,000 Moody's Corp 5 .250 07/15/44 18,875
110,000 Moody's Corp 3 .750 02/25/52 80,971
10,000 Mosaic Co/The 4 .050 11/15/27 9,892
40,000 Mosaic Co/The 5 .375 11/15/28 40,967
50,000 Motorola Solutions Inc 4 .850 08/15/30 50,339
120,000 Motorola Solutions Inc 2 .750 05/24/31 107,747
240,000 MPLX LP 2 .650 08/15/30 217,495
210,000 MPLX LP 4 .950 03/14/52 173,345
20,000 National Fuel Gas Co 5 .500 10/01/26 20,139
50,000 National Fuel Gas Co 5 .500 03/15/30 51,272
30,000 NetApp Inc 2 .375 06/22/27 28,818
50,000 Nordson Corp 4 .500 12/15/29 49,684
50,000 NOV Inc 3 .950 12/01/42 37,533
120,000 Novartis Capital Corp 2 .200 08/14/30 108,755
120,000 Novartis Capital Corp 4 .400 05/06/44 105,973
20,000 Novartis Capital Corp 2 .750 08/14/50 12,566
100,000 Nutrien Ltd 4 .200 04/01/29 98,793
50,000 Nutrien Ltd 5 .250 03/12/32 50,779
10,000 NVIDIA Corp 3 .200 09/16/26 9,885
70,000 NVIDIA Corp 2 .000 06/15/31 61,770
132,000 NVIDIA Corp 3 .500 04/01/40 110,885
30,000 NVR Inc 3 .000 05/15/30 27,993
10,000 NXP BV / NXP Funding LLC / NXP USA Inc 3 .150 05/01/27 9,767
102,000 NXP BV / NXP Funding LLC / NXP USA Inc 2 .500 05/11/31 90,050
110,000 NXP BV / NXP Funding LLC / NXP USA Inc 2 .650 02/15/32 95,977
10,000 Omnicom Group Inc 2 .450 04/30/30 9,052
20,000 Omnicom Group Inc 5 .300 11/01/34 20,193
223,000 ONEOK Inc 4 .550 07/15/28 223,222
39,000 ONEOK Inc 4 .350 03/15/29 38,621
70,000 ONEOK Inc 5 .650 09/01/34 70,886
10,000 ONEOK Inc 4 .500 03/15/50 7,652
170,000 ONEOK Inc 7 .150 01/15/51 184,345
50,000 ONEOK Inc 5 .700 11/01/54 45,917
70,000 Oracle Corp 2 .800 04/01/27 68,086
20,000 Oracle Corp 4 .650 05/06/30 20,079
120,000 Oracle Corp 4 .900 02/06/33 119,600
690,000 Oracle Corp 4 .300 07/08/34 648,621
50,000 Oracle Corp 4 .700 09/27/34 48,040
80,000 Oracle Corp 6 .500 04/15/38 86,170
30,000 Oracle Corp 6 .125 07/08/39 31,226
70,000 Oracle Corp 4 .000 11/15/47 53,016
280,000 Oracle Corp 6 .900 11/09/52 307,143
10,000 Oracle Corp 5 .550 02/06/53 9,239
50,000 Oracle Corp 5 .375 09/27/54 45,036
50,000 Oracle Corp 6 .000 08/03/55 48,977
100,000 Orange SA 5 .375 01/13/42 96,953

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
100,000 O'Reilly Automotive Inc 3 .900% 06/01/29 $ 97,766
20,000 O'Reilly Automotive Inc 4 .200 04/01/30 19,713
120,000 Otis Worldwide Corp 3 .112 02/15/40 91,236
2,000 Owens Corning 3 .400 08/15/26 1,978
70,000 Owens Corning 3 .875 06/01/30 67,519
30,000 PACCAR Financial Corp 5 .200 11/09/26 30,357
50,000 PACCAR Financial Corp 5 .000 05/13/27 50,679
50,000 PACCAR Financial Corp 4 .450 08/06/27 50,296
50,000 PACCAR Financial Corp 4 .550 03/03/28 50,517
50,000 PACCAR Financial Corp 4 .550 05/08/30 50,397
20,000 Paramount Global 4 .200 06/01/29 19,460
140,000 Paramount Global 4 .200 05/19/32 128,359
50,000 Paramount Global 5 .900 10/15/40 45,839
30,000 Paramount Global 5 .850 09/01/43 26,635
40,000 Paramount Global 4 .600 01/15/45 30,541
10,000 Parker-Hannifin Corp 3 .250 03/01/27 9,827
30,000 Parker-Hannifin Corp 3 .250 06/14/29 28,776
64,000 Parker-Hannifin Corp 4 .200 11/21/34 60,832
20,000 Parker-Hannifin Corp 4 .450 11/21/44 17,281
30,000 Parker-Hannifin Corp 4 .000 06/14/49 23,616
10,000 PayPal Holdings Inc 3 .900 06/01/27 9,935
170,000 PayPal Holdings Inc 2 .850 10/01/29 160,116
80,000 PayPal Holdings Inc 5 .100 04/01/35 80,242
40,000 PepsiCo Inc 2 .375 10/06/26 39,158
50,000 PepsiCo Inc 5 .125 11/10/26 50,516
50,000 PepsiCo Inc 4 .400 02/07/27 50,185
50,000 PepsiCo Inc 4 .500 07/17/29 50,538
100,000 PepsiCo Inc 1 .625 05/01/30 88,544
50,000 PepsiCo Inc 5 .000 07/23/35 50,102
10,000 PepsiCo Inc 5 .500 01/15/40 10,266
20,000 PepsiCo Inc 4 .450 04/14/46 17,552
364,000 PepsiCo Inc 2 .875 10/15/49 237,385
10,000 PepsiCo Inc 3 .625 03/19/50 7,456
50,000 Pepsico Singapore Financing I Pte Ltd 4 .650 02/16/27 50,357
40,000 Phillips 66 3 .900 03/15/28 39,481
40,000 Phillips 66 Co 3 .550 10/01/26 39,602
223,000 Phillips 66 Co 4 .680 02/15/45 186,855
150,000 Plains All American Pipeline LP / PAA Finance Corp 5 .700 09/15/34 152,145
20,000 PPG Industries Inc 3 .750 03/15/28 19,704
210,000 Procter & Gamble Co/The 3 .000 03/25/30 199,237
70,000 Procter & Gamble Co/The 1 .200 10/29/30 60,174
10,000 Procter & Gamble Co/The 4 .050 01/26/33 9,822
50,000 Procter & Gamble Co/The 4 .600 05/01/35 49,733
11,000 PulteGroup Inc 5 .000 01/15/27 11,048
50,000 PVH Corp 5 .500 06/13/30 50,364
20,000 Qorvo Inc 4 .375 10/15/29 19,398
10,000 QUALCOMM Inc 1 .300 05/20/28 9,274
220,000 QUALCOMM Inc 1 .650 05/20/32 182,904
40,000 QUALCOMM Inc 4 .250 05/20/32 39,404
50,000 QUALCOMM Inc 4 .750 05/20/32 50,448
30,000 QUALCOMM Inc 4 .650 05/20/35 29,622
20,000 QUALCOMM Inc 4 .800 05/20/45 18,174
20,000 Quanta Services Inc 2 .900 10/01/30 18,385
10,000 Quanta Services Inc 2 .350 01/15/32 8,629
50,000 Quanta Services Inc 5 .250 08/09/34 50,525
50,000 Quest Diagnostics Inc 3 .450 06/01/26 49,564
10,000 Quest Diagnostics Inc 2 .950 06/30/30 9,292
50,000 Quest Diagnostics Inc 5 .000 12/15/34 49,659
50,000 Ralph Lauren Corp 5 .000 06/15/32 50,644
80,000 Regal Rexnord Corp 6 .300 02/15/30 83,743
40,000 Regeneron Pharmaceuticals Inc 1 .750 09/15/30 34,732
30,000 Regeneron Pharmaceuticals Inc 2 .800 09/15/50 17,920

Portfolio of Investments July 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
50,000 RELX Capital Inc 4 .750% 05/20/32 $ 50,154
10,000 Republic Services Inc 3 .375 11/15/27 9,803
70,000 Republic Services Inc 3 .950 05/15/28 69,453
68,000 Republic Services Inc 2 .300 03/01/30 62,016
80,000 Republic Services Inc 1 .450 02/15/31 68,059
20,000 Republic Services Inc 5 .700 05/15/41 20,476
10,000 Revvity Inc 3 .300 09/15/29 9,448
60,000 Revvity Inc 2 .250 09/15/31 51,083
70,000 Rockwell Automation Inc 4 .200 03/01/49 57,503
10,000 Rogers Communications Inc 2 .900 11/15/26 9,774
50,000 Rogers Communications Inc 3 .200 03/15/27 48,958
40,000 Rogers Communications Inc 5 .000 02/15/29 40,511
10,000 Rogers Communications Inc 3 .800 03/15/32 9,319
150,000 Rogers Communications Inc 5 .450 10/01/43 140,853
130,000 Roper Technologies Inc 3 .800 12/15/26 128,811
20,000 Ross Stores Inc 1 .875 04/15/31 17,135
70,000 Royalty Pharma PLC 5 .900 09/02/54 67,620
40,000 RPM International Inc 2 .950 01/15/32 35,414
10,000 Ryder System Inc 2 .850 03/01/27 9,741
50,000 Ryder System Inc 6 .300 12/01/28 52,775
50,000 Ryder System Inc 5 .375 03/15/29 51,282
50,000 Ryder System Inc 4 .950 09/01/29 50,653
50,000 Ryder System Inc 4 .900 12/01/29 50,584
50,000 Ryder System Inc 4 .850 06/15/30 50,321
20,000 S&P Global Inc 1 .250 08/15/30 17,210
130,000 S&P Global Inc 2 .900 03/01/32 117,483
20,000 S&P Global Inc 5 .250 09/15/33 20,684
20,000 S&P Global Inc 3 .700 03/01/52 14,978
23,000 S&P Global Inc 2 .300 08/15/60 11,745
6,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 6,029
120,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 119,408
10,000 Salesforce Inc 3 .700 04/11/28 9,905
60,000 Salesforce Inc 2 .700 07/15/41 42,927
152,000 Salesforce Inc 2 .900 07/15/51 96,782
101,000 Sherwin-Williams Co/The 2 .950 08/15/29 95,151
82,000 Sherwin-Williams Co/The 4 .500 06/01/47 68,532
20,000 Skyworks Solutions Inc 1 .800 06/01/26 19,460
50,000 Smith & Nephew PLC 2 .032 10/14/30 43,744
10,000 Smith & Nephew PLC 5 .400 03/20/34 10,148
60,000 Snap-on Inc 3 .100 05/01/50 40,427
30,000 Solventum Corp 5 .450 03/13/31 31,073
110,000 Solventum Corp 5 .600 03/23/34 112,824
70,000 Sonoco Products Co 2 .850 02/01/32 61,520
110,000 Stanley Black & Decker Inc 3 .000 05/15/32 96,934
10,000 Starbucks Corp 2 .250 03/12/30 9,050
50,000 Starbucks Corp 4 .800 05/15/30 50,520
20,000 Starbucks Corp 2 .550 11/15/30 18,085
110,000 Starbucks Corp 3 .000 02/14/32 99,511
100,000 Starbucks Corp 4 .800 02/15/33 99,862
20,000 Starbucks Corp 4 .450 08/15/49 16,417
30,000 Starbucks Corp 3 .500 11/15/50 20,681
90,000 Stryker Corp 1 .950 06/15/30 80,083
50,000 Stryker Corp 4 .625 09/11/34 48,888
50,000 Stryker Corp 5 .200 02/10/35 50,777
10,000 Stryker Corp 4 .100 04/01/43 8,284
10,000 Sysco Corp 3 .300 07/15/26 9,886
70,000 Sysco Corp 3 .250 07/15/27 68,505
70,000 Sysco Corp 2 .400 02/15/30 63,817
50,000 Sysco Corp 6 .000 01/17/34 53,460
20,000 Sysco Corp 6 .600 04/01/50 21,693
10,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 8,936
150,000 Takeda Pharmaceutical Co Ltd 5 .300 07/05/34 151,854

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
40,000 Takeda Pharmaceutical Co Ltd 3 .025% 07/09/40 $ 29,741
10,000 Takeda Pharmaceutical Co Ltd 5 .650 07/05/44 9,894
60,000 Takeda Pharmaceutical Co Ltd 3 .375 07/09/60 37,966
20,000 Take-Two Interactive Software Inc 3 .700 04/14/27 19,758
30,000 Take-Two Interactive Software Inc 5 .400 06/12/29 30,845
30,000 Tapestry Inc 4 .125 07/15/27 29,775
40,000 Tapestry Inc 3 .050 03/15/32 35,645
75,000 Targa Resources Corp 6 .150 03/01/29 78,516
100,000 Targa Resources Corp 6 .500 03/30/34 107,449
50,000 Targa Resources Corp 6 .125 05/15/55 48,849
80,000 Targa Resources Partners LP / Targa Resources Partners Finance
Corp
5 .000 01/15/28 79,896
1,000 Target Corp 3 .375 04/15/29 970
130,000 Target Corp 2 .350 02/15/30 119,566
50,000 Target Corp 4 .500 09/15/34 48,449
72,000 Target Corp 6 .500 10/15/37 80,207
19,000 Target Corp 3 .900 11/15/47 14,779
10,000 TC PipeLines LP 3 .900 05/25/27 9,888
50,000 TD SYNNEX Corp 6 .100 04/12/34 52,463
40,000 Teledyne Technologies Inc 2 .250 04/01/28 37,908
50,000 TELUS Corp 3 .700 09/15/27 49,131
10,000 Texas Eastern Transmission LP 7 .000 07/15/32 11,059
70,000 Texas Instruments Inc 1 .750 05/04/30 62,307
100,000 Texas Instruments Inc 1 .900 09/15/31 86,594
50,000 Texas Instruments Inc 3 .875 03/15/39 43,594
40,000 Texas Instruments Inc 4 .150 05/15/48 32,643
120,000 The Campbell's Company 2 .375 04/24/30 108,110
10,000 Time Warner Cable LLC 6 .550 05/01/37 10,275
30,000 Time Warner Cable LLC 7 .300 07/01/38 32,351
170,000 Time Warner Cable LLC 6 .750 06/15/39 174,234
10,000 Time Warner Cable LLC 5 .500 09/01/41 8,983
20,000 Time Warner Cable LLC 4 .500 09/15/42 15,697
30,000 Timken Co/The 4 .125 04/01/32 28,194
60,000 TJX Cos Inc/The 3 .875 04/15/30 58,766
100,000 Toyota Motor Corp 4 .186 06/30/27 99,807
50,000 Toyota Motor Corp 4 .450 06/30/30 49,965
150,000 Toyota Motor Credit Corp 4 .500 05/14/27 150,573
390,000 Toyota Motor Credit Corp 4 .800 05/15/30 395,592
50,000 TR Finance LLC 3 .350 05/15/26 49,404
10,000 Trane Technologies Financing Ltd 3 .800 03/21/29 9,807
70,000 Trane Technologies Financing Ltd 5 .250 03/03/33 71,906
50,000 Trane Technologies Financing Ltd 5 .100 06/13/34 50,715
50,000 TransCanada PipeLines Ltd 4 .100 04/15/30 48,698
100,000 TransCanada PipeLines Ltd 4 .625 03/01/34 95,538
140,000 Transcontinental Gas Pipe Line Co LLC 3 .250 05/15/30 131,652
80,000 Transcontinental Gas Pipe Line Co LLC 3 .950 05/15/50 60,205
30,000 Trimble Inc 6 .100 03/15/33 31,781
30,000 Triton Container International Ltd / TAL International Container
Corp
3 .250 03/15/32 26,278
160,000 TSMC Arizona Corp 4 .250 04/22/32 157,936
60,000 TWDC Enterprises 18 Corp 2 .950 06/15/27 58,791
20,000 TWDC Enterprises 18 Corp 4 .375 08/16/41 17,577
30,000 TWDC Enterprises 18 Corp 4 .125 12/01/41 25,341
10,000 TWDC Enterprises 18 Corp 4 .125 06/01/44 8,303
20,000 Tyco Electronics Group SA 4 .625 02/01/30 20,168
50,000 Tyco Electronics Group SA 4 .500 02/09/31 49,888
30,000 Tyco Electronics Group SA 2 .500 02/04/32 26,427
21,000 Unilever Capital Corp 2 .000 07/28/26 20,564
40,000 Unilever Capital Corp 2 .900 05/05/27 39,116
20,000 Unilever Capital Corp 2 .125 09/06/29 18,382
150,000 Unilever Capital Corp 1 .750 08/12/31 129,523
10,000 Unilever Capital Corp 5 .000 12/08/33 10,212

Portfolio of Investments July 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
10,000 Union Pacific Corp 2 .150% 02/05/27 $ 9,686
50,000 Union Pacific Corp 4 .500 01/20/33 49,423
20,000 Union Pacific Corp 3 .375 02/01/35 17,649
20,000 Union Pacific Corp 3 .600 09/15/37 17,254
508,000 Union Pacific Corp 3 .550 08/15/39 422,119
50,000 Union Pacific Corp 5 .600 12/01/54 49,467
30,000 Union Pacific Corp 3 .875 02/01/55 22,491
10,000 Union Pacific Corp 3 .950 08/15/59 7,337
50,000 United Parcel Service Inc 4 .650 10/15/30 50,406
50,000 United Parcel Service Inc 5 .950 05/14/55 50,855
10,000 Valero Energy Corp 2 .150 09/15/27 9,517
130,000 Valero Energy Corp 2 .800 12/01/31 115,641
40,000 Valero Energy Corp 6 .625 06/15/37 43,116
40,000 Valmont Industries Inc 5 .250 10/01/54 35,767
30,000 VeriSign Inc 4 .750 07/15/27 29,998
50,000 Verisk Analytics Inc 4 .125 03/15/29 49,606
50,000 (a) Verizon Communications Inc 1 .500 09/18/30 43,023
115,000 Verizon Communications Inc 2 .550 03/21/31 102,998
605,000 Verizon Communications Inc 2 .355 03/15/32 520,125
100,000 Verizon Communications Inc 5 .050 05/09/33 100,907
30,000 Verizon Communications Inc 4 .780 02/15/35 29,079
10,000 Verizon Communications Inc 4 .272 01/15/36 9,201
98,000 (b) Verizon Communications Inc 5 .401 07/02/37 97,927
10,000 Verizon Communications Inc 4 .812 03/15/39 9,331
122,000 Verizon Communications Inc 2 .850 09/03/41 86,246
20,000 Verizon Communications Inc 3 .850 11/01/42 15,914
50,000 Verizon Communications Inc 5 .500 03/16/47 48,164
80,000 Verizon Communications Inc 4 .000 03/22/50 61,077
320,000 Verizon Communications Inc 3 .875 03/01/52 237,639
20,000 Verizon Communications Inc 2 .987 10/30/56 11,994
30,000 Verizon Communications Inc 3 .700 03/22/61 20,620
100,000 Viatris Inc 2 .700 06/22/30 88,656
100,000 Viatris Inc 3 .850 06/22/40 73,364
50,000 Visa Inc 2 .050 04/15/30 45,334
10,000 Visa Inc 1 .100 02/15/31 8,483
171,000 Visa Inc 4 .150 12/14/35 161,722
50,000 Visa Inc 2 .700 04/15/40 37,368
20,000 Visa Inc 2 .000 08/15/50 10,727
120,000 VMware LLC 1 .400 08/15/26 116,258
20,000 VMware LLC 4 .700 05/15/30 20,005
20,000 VMware LLC 2 .200 08/15/31 17,315
20,000 Vodafone Group PLC 6 .250 11/30/32 21,503
85,000 Vodafone Group PLC 6 .150 02/27/37 90,744
10,000 Vodafone Group PLC 5 .000 05/30/38 9,571
50,000 Vodafone Group PLC 5 .750 06/28/54 47,752
10,000 Vodafone Group PLC 5 .750 02/10/63 9,392
10,000 Vodafone Group PLC 5 .875 06/28/64 9,625
50,000 Vulcan Materials Co 3 .900 04/01/27 49,627
50,000 Vulcan Materials Co 5 .700 12/01/54 49,448
10,000 Walt Disney Co/The 3 .800 03/22/30 9,786
50,000 Walt Disney Co/The 2 .650 01/13/31 45,844
100,000 Walt Disney Co/The 6 .400 12/15/35 112,111
60,000 Walt Disney Co/The 6 .650 11/15/37 68,151
12,000 Walt Disney Co/The 4 .750 09/15/44 10,835
30,000 Walt Disney Co/The 4 .950 10/15/45 27,555
270,000 Walt Disney Co/The 2 .750 09/01/49 168,738
10,000 Walt Disney Co/The 3 .600 01/13/51 7,336
110,000 Waste Connections Inc 2 .200 01/15/32 95,015
20,000 Waste Connections Inc 4 .200 01/15/33 19,265
50,000 Waste Management Inc 4 .650 03/15/30 50,498
10,000 Waste Management Inc 1 .500 03/15/31 8,526
120,000 Waste Management Inc 4 .150 04/15/32 116,878

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
90,000 Waste Management Inc 4 .875% 02/15/34 $ 90,891
20,000 Western Digital Corp 3 .100 02/01/32 17,780
110,000 Western Midstream Operating LP 6 .150 04/01/33 114,735
30,000 Western Union Co/The 6 .200 11/17/36 30,235
50,000 Westinghouse Air Brake Technologies Corp 4 .900 05/29/30 50,613
60,000 Westinghouse Air Brake Technologies Corp 5 .611 03/11/34 62,034
40,000 Weyerhaeuser Co 4 .000 04/15/30 38,954
20,000 Weyerhaeuser Co 7 .375 03/15/32 22,629
40,000 Weyerhaeuser Co 3 .375 03/09/33 35,711
200,000 Williams Cos Inc/The 2 .600 03/15/31 178,711
50,000 Williams Cos Inc/The 5 .150 03/15/34 49,805
50,000 Williams Cos Inc/The 5 .300 09/30/35 49,785
50,000 Williams Cos Inc/The 5 .800 11/15/54 48,592
20,000 Williams Cos Inc/The 6 .000 03/15/55 19,971
70,000 Workday Inc 3 .700 04/01/29 68,219
90,000 WRKCo Inc 4 .000 03/15/28 88,790
10,000 (a) WRKCo Inc 3 .000 06/15/33 8,769
50,000 WW Grainger Inc 4 .450 09/15/34 48,615
10,000 WW Grainger Inc 4 .600 06/15/45 8,813
50,000 Xilinx Inc 2 .375 06/01/30 45,680
31,000 (a) Xylem Inc/NY 2 .250 01/30/31 27,341
60,000 Zimmer Biomet Holdings Inc 2 .600 11/24/31 53,025
76,000 Zoetis Inc 3 .900 08/20/28 75,231
9,000 Zoetis Inc 2 .000 05/15/30 8,061
20,000 Zoetis Inc 5 .600 11/16/32 21,049
TOTAL INDUSTRIAL 55,000,494
UTILITY - 2.3%
$ 62,000 AEP Texas Inc 4 .150 05/01/49 47,007
30,000 AEP Texas Inc 3 .450 01/15/50 20,366
50,000 AES Corp/The 5 .800 03/15/32 50,754
50,000 American Electric Power Co Inc 5 .750 11/01/27 51,304
80,000 American Electric Power Co Inc 5 .200 01/15/29 81,750
70,000 American Electric Power Co Inc 5 .950 11/01/32 74,129
120,000 American Water Capital Corp 2 .800 05/01/30 111,249
110,000 American Water Capital Corp 2 .300 06/01/31 96,623
50,000 American Water Capital Corp 5 .250 03/01/35 50,522
20,000 American Water Capital Corp 3 .750 09/01/47 15,104
20,000 American Water Capital Corp 4 .200 09/01/48 16,124
50,000 American Water Capital Corp 5 .450 03/01/54 48,182
160,000 Appalachian Power Co 4 .400 05/15/44 131,397
10,000 Appalachian Power Co 3 .700 05/01/50 7,022
20,000 Atlantic City Electric Co 2 .300 03/15/31 17,770
40,000 Atmos Energy Corp 2 .625 09/15/29 37,337
50,000 Atmos Energy Corp 5 .900 11/15/33 53,474
30,000 Atmos Energy Corp 4 .125 10/15/44 24,765
100,000 Atmos Energy Corp 2 .850 02/15/52 61,217
10,000 Avista Corp 4 .350 06/01/48 8,143
30,000 Avista Corp 4 .000 04/01/52 22,295
50,000 Black Hills Corp 5 .950 03/15/28 51,571
10,000 CenterPoint Energy Houston Electric LLC 5 .200 10/01/28 10,245
100,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 90,106
60,000 CenterPoint Energy Houston Electric LLC 5 .150 03/01/34 60,451
10,000 CenterPoint Energy Houston Electric LLC 3 .550 08/01/42 7,690
110,000 CenterPoint Energy Inc 1 .450 06/01/26 107,166
10,000 CenterPoint Energy Inc 2 .650 06/01/31 8,912
10,000 CenterPoint Energy Inc 7 .000 02/15/55 10,434
120,000 Cleveland Electric Illuminating Co/The 5 .950 12/15/36 123,632
121,000 Commonwealth Edison Co 6 .450 01/15/38 132,834
110,000 Commonwealth Edison Co 2 .750 09/01/51 66,421
35,000 Commonwealth Edison Co 5 .950 06/01/55 36,273
130,000 Connecticut Light and Power Co/The 2 .050 07/01/31 113,080
50,000 Consolidated Edison Co of New York Inc 2 .400 06/15/31 44,644

Portfolio of Investments July 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 10,000 Consolidated Edison Co of New York Inc 5 .200% 03/01/33 $ 10,287
30,000 Consolidated Edison Co of New York Inc 5 .375 05/15/34 30,802
124,000 Consolidated Edison Co of New York Inc 5 .500 12/01/39 124,231
162,000 Consolidated Edison Co of New York Inc 4 .650 12/01/48 139,744
30,000 Consolidated Edison Co of New York Inc 3 .950 04/01/50 23,226
10,000 Consolidated Edison Co of New York Inc 5 .900 11/15/53 10,175
70,000 Consolidated Edison Co of New York Inc 4 .300 12/01/56 54,643
20,000 Consolidated Edison Co of New York Inc 4 .500 05/15/58 16,124
10,000 Consolidated Edison Co of New York Inc 3 .700 11/15/59 6,910
41,000 Consolidated Edison Co of New York Inc 3 .000 12/01/60 24,346
10,000 Consumers Energy Co 3 .800 11/15/28 9,859
100,000 Consumers Energy Co 4 .900 02/15/29 101,771
110,000 Consumers Energy Co 3 .500 08/01/51 80,055
25,000 DTE Electric Co 4 .250 05/14/27 24,996
136,000 DTE Energy Co 2 .950 03/01/30 126,360
10,000 Duke Energy Florida LLC 3 .200 01/15/27 9,843
142,000 Duke Energy Florida LLC 2 .400 12/15/31 125,008
10,000 Duke Energy Florida LLC 5 .875 11/15/33 10,597
67,000 Duke Energy Florida LLC 6 .350 09/15/37 72,873
170,000 Duke Energy Florida LLC 5 .950 11/15/52 174,803
20,000 Duke Energy Indiana LLC 3 .250 10/01/49 13,567
20,000 Edison International 5 .750 06/15/27 20,172
10,000 Edison International 4 .125 03/15/28 9,696
50,000 Edison International 5 .450 06/15/29 49,682
102,000 Emera US Finance LP 4 .750 06/15/46 84,226
100,000 Entergy Texas Inc 5 .250 04/15/35 100,957
10,000 Entergy Texas Inc 3 .550 09/30/49 7,023
110,000 Essential Utilities Inc 2 .400 05/01/31 96,828
20,000 Essential Utilities Inc 5 .375 01/15/34 20,245
20,000 Essential Utilities Inc 3 .351 04/15/50 13,019
100,000 Evergy Kansas Central Inc 5 .250 03/15/35 100,632
12,000 Eversource Energy 1 .650 08/15/30 10,403
50,000 Eversource Energy 5 .850 04/15/31 52,359
40,000 Eversource Energy 5 .500 01/01/34 40,685
120,000 Exelon Corp 2 .750 03/15/27 116,756
10,000 Exelon Corp 4 .050 04/15/30 9,810
70,000 Exelon Corp 4 .950 06/15/35 67,766
10,000 Exelon Corp 5 .100 06/15/45 9,066
90,000 Exelon Corp 4 .450 04/15/46 74,382
20,000 Exelon Corp 4 .700 04/15/50 16,745
20,000 Exelon Corp 5 .600 03/15/53 19,081
50,000 Idaho Power Co 5 .800 04/01/54 49,813
48,000 Interstate Power and Light Co 3 .600 04/01/29 46,619
70,000 IPALCO Enterprises Inc 4 .250 05/01/30 67,085
50,000 MidAmerican Energy Co 5 .750 11/01/35 52,742
40,000 MidAmerican Energy Co 3 .150 04/15/50 26,948
10,000 National Grid PLC 5 .809 06/12/33 10,457
70,000 National Grid PLC 5 .418 01/11/34 71,279
10,000 National Rural Utilities Cooperative Finance Corp 5 .600 11/13/26 10,132
100,000 National Rural Utilities Cooperative Finance Corp 4 .750 02/07/28 100,849
40,000 National Rural Utilities Cooperative Finance Corp 5 .000 02/07/31 40,879
100,000 National Rural Utilities Cooperative Finance Corp 2 .750 04/15/32 89,189
100,000 National Rural Utilities Cooperative Finance Corp 5 .000 08/15/34 100,016
70,000 National Rural Utilities Cooperative Finance Corp 4 .300 03/15/49 58,162
10,000 NiSource Inc 3 .490 05/15/27 9,824
10,000 NiSource Inc 5 .250 03/30/28 10,202
10,000 NiSource Inc 2 .950 09/01/29 9,422
131,000 NiSource Inc 3 .600 05/01/30 125,428
30,000 NiSource Inc 1 .700 02/15/31 25,578
50,000 NiSource Inc 5 .350 04/01/34 50,775
40,000 NiSource Inc 4 .800 02/15/44 35,314
50,000 NiSource Inc 4 .375 05/15/47 41,017

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 50,000 NSTAR Electric Co 3 .200% 05/15/27 $ 49,039
110,000 NSTAR Electric Co 3 .950 04/01/30 107,499
62,000 NSTAR Electric Co 5 .500 03/15/40 61,993
50,000 OGE Energy Corp 5 .450 05/15/29 51,522
50,000 Oklahoma Gas and Electric Co 4 .150 04/01/47 40,016
20,000 Oncor Electric Delivery Co LLC 2 .750 05/15/30 18,486
77,000 Oncor Electric Delivery Co LLC 7 .500 09/01/38 91,500
200,000 Oncor Electric Delivery Co LLC 4 .950 09/15/52 178,027
50,000 ONE Gas Inc 5 .100 04/01/29 51,166
30,000 ONE Gas Inc 4 .250 09/01/32 28,972
20,000 ONE Gas Inc 4 .500 11/01/48 16,630
40,000 PECO Energy Co 4 .900 06/15/33 40,421
190,000 PECO Energy Co 4 .600 05/15/52 162,600
76,000 Potomac Electric Power Co 6 .500 11/15/37 83,928
50,000 PPL Capital Funding Inc 5 .250 09/01/34 50,425
20,000 PPL Electric Utilities Corp 4 .850 02/15/34 19,885
110,000 PPL Electric Utilities Corp 4 .150 10/01/45 91,407
50,000 Public Service Co of Colorado 5 .350 05/15/34 50,704
18,000 Public Service Co of Colorado 6 .500 08/01/38 19,754
200,000 Public Service Co of Colorado 4 .100 06/15/48 154,673
50,000 Public Service Co of New Hampshire 2 .200 06/15/31 43,771
10,000 Public Service Co of New Hampshire 5 .350 10/01/33 10,314
20,000 Public Service Co of Oklahoma 2 .200 08/15/31 17,321
10,000 Public Service Electric and Gas Co 2 .250 09/15/26 9,772
70,000 Public Service Electric and Gas Co 1 .900 08/15/31 60,222
140,000 Public Service Electric and Gas Co 5 .800 05/01/37 147,397
20,000 Public Service Electric and Gas Co 2 .050 08/01/50 10,681
70,000 Public Service Electric and Gas Co 5 .450 03/01/54 68,467
120,000 Puget Energy Inc 4 .224 03/15/32 112,959
10,000 Puget Sound Energy Inc 5 .330 06/15/34 10,211
30,000 Puget Sound Energy Inc 5 .638 04/15/41 29,534
100,000 San Diego Gas & Electric Co 5 .400 04/15/35 101,950
43,000 San Diego Gas & Electric Co 4 .150 05/15/48 33,657
10,000 San Diego Gas & Electric Co 4 .100 06/15/49 7,862
30,000 Sempra 5 .500 08/01/33 30,665
134,000 Sempra 6 .000 10/15/39 134,829
110,000 Sempra 4 .000 02/01/48 81,600
180,000 Southern California Edison Co 4 .700 06/01/27 180,109
50,000 Southern California Edison Co 5 .250 03/15/30 50,412
50,000 Southern California Edison Co 5 .200 06/01/34 49,033
30,000 Southern California Edison Co 5 .350 07/15/35 29,268
20,000 Southern California Edison Co 4 .500 09/01/40 17,169
50,000 Southern California Edison Co 3 .600 02/01/45 34,836
10,000 Southern California Edison Co 4 .125 03/01/48 7,476
90,000 Southern California Edison Co 4 .875 03/01/49 73,942
10,000 Southern California Edison Co 3 .650 02/01/50 6,814
210,000 Southern California Edison Co 5 .450 06/01/52 182,887
10,000 Southern California Gas Co 2 .600 06/15/26 9,841
40,000 Southern California Gas Co 2 .550 02/01/30 36,737
50,000 Southern California Gas Co 5 .450 06/15/35 50,965
40,000 Southern California Gas Co 4 .300 01/15/49 31,878
170,000 Southern California Gas Co 5 .750 06/01/53 166,887
20,000 Southwest Gas Corp 5 .800 12/01/27 20,546
10,000 Southwest Gas Corp 3 .700 04/01/28 9,785
40,000 Southwest Gas Corp 2 .200 06/15/30 35,847
20,000 Southwest Gas Corp 3 .800 09/29/46 14,674
300,000 Southwestern Electric Power Co 3 .250 11/01/51 193,848
50,000 Southwestern Public Service Co 5 .300 05/15/35 50,141
126,000 Southwestern Public Service Co 4 .500 08/15/41 109,304
23,000 Southwestern Public Service Co 4 .400 11/15/48 18,306
10,000 Southwestern Public Service Co 3 .150 05/01/50 6,434
30,000 Spire Missouri Inc 4 .800 02/15/33 29,832

Portfolio of Investments July 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 10,000 Spire Missouri Inc 5 .150% 08/15/34 $ 10,152
50,000 Tampa Electric Co 5 .000 07/15/52 44,311
40,000 Tucson Electric Power Co 3 .250 05/15/32 36,357
50,000 Tucson Electric Power Co 3 .250 05/01/51 32,361
30,000 Washington Gas Light Co 3 .796 09/15/46 22,351
42,000 WEC Energy Group Inc 5 .600 09/12/26 42,435
100,000 WEC Energy Group Inc 2 .200 12/15/28 93,037
20,000 Wisconsin Power and Light Co 1 .950 09/16/31 17,118
50,000 Wisconsin Power and Light Co 4 .950 04/01/33 49,926
68,000 Wisconsin Public Service Corp 3 .671 12/01/42 52,465
TOTAL UTILITY 9,128,819
TOTAL CORPORATE DEBT
(Cost $101,356,114) 96,103,924
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 4.4%
GOVERNMENT AGENCY - 1.3%
20,000 Equinor ASA 3 .000 04/06/27 19,622
10,000 Equinor ASA 3 .625 09/10/28 9,817
167,000 Equinor ASA 3 .125 04/06/30 158,322
10,000 Equinor ASA 3 .625 04/06/40 8,346
30,000 Equinor ASA 5 .100 08/17/40 29,322
20,000 Equinor ASA 4 .250 11/23/41 17,673
62,000 Equinor ASA 3 .950 05/15/43 52,004
30,000 Equinor ASA 3 .250 11/18/49 20,941
30,000 Equinor ASA 3 .700 04/06/50 22,690
180,000 Export Development Canada 4 .375 06/29/26 180,124
35,000 Export Development Canada 3 .875 02/14/28 34,938
170,000 Export Development Canada 4 .125 02/13/29 170,916
40,000 Export Development Canada 4 .000 06/20/30 39,987
310,000 Federal National Mortgage Association 1 .875 09/24/26 302,277
10,000 Federal National Mortgage Association 7 .250 05/15/30 11,424
429,000 Federal National Mortgage Association 5 .625 07/15/37 466,608
30,000 Industrial & Commercial Bank of China Ltd/New York NY 3 .538 11/08/27 29,488
10,000 Israel Government AID Bond 5 .500 09/18/33 10,587
90,000 Japan International Cooperation Agency 2 .750 04/27/27 87,684
100,000 Japan International Cooperation Agency 4 .000 05/23/28 99,592
30,000 Korea Development Bank/The 1 .375 04/25/27 28,575
200,000 Korea Development Bank/The 4 .625 02/03/28 201,593
180,000 Korea Development Bank/The 4 .375 02/15/28 180,563
200,000 Korea Development Bank/The 5 .375 10/23/28 206,732
120,000 Kreditanstalt fuer Wiederaufbau 4 .625 08/07/26 120,490
442,000 Kreditanstalt fuer Wiederaufbau 3 .000 05/20/27 434,296
135,000 Kreditanstalt fuer Wiederaufbau 4 .000 06/28/27 135,095
60,000 Kreditanstalt fuer Wiederaufbau 3 .500 08/27/27 59,453
270,000 Kreditanstalt fuer Wiederaufbau 3 .875 05/15/28 269,895
135,000 Kreditanstalt fuer Wiederaufbau 4 .625 03/18/30 138,804
200,000 Kreditanstalt fuer Wiederaufbau 3 .750 07/15/30 198,023
100,000 Kreditanstalt fuer Wiederaufbau 4 .750 10/29/30 103,463
110,000 Kreditanstalt fuer Wiederaufbau 4 .125 07/15/33 109,007
195,000 Kreditanstalt fuer Wiederaufbau 4 .375 02/28/34 195,651
110,000 Landwirtschaftliche Rentenbank 3 .875 09/28/27 109,759
100,000 Landwirtschaftliche Rentenbank 4 .625 04/17/29 102,211
100,000 Landwirtschaftliche Rentenbank 5 .000 10/24/33 104,593
60,000 Oesterreichische Kontrollbank AG 4 .750 05/21/27 60,695
45,000 Oesterreichische Kontrollbank AG 4 .000 05/28/28 45,067
90,000 Oesterreichische Kontrollbank AG 4 .125 01/18/29 90,380
70,000 Oesterreichische Kontrollbank AG 3 .750 09/05/29 69,288
100,000 Oesterreichische Kontrollbank AG 4 .500 01/24/30 101,995
200,000 Svensk Exportkredit AB 3 .750 09/13/27 198,873
TOTAL GOVERNMENT AGENCY 5,036,863

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS - 0.8%
$ 160,000 Province of Alberta Canada 3 .300% 03/15/28 $ 156,999
50,000 Province of Alberta Canada 4 .500 06/26/29 50,679
40,000 Province of Alberta Canada 1 .300 07/22/30 34,900
50,000 Province of Alberta Canada 4 .500 01/24/34 49,665
150,000 Province of British Columbia Canada 2 .250 06/02/26 147,454
110,000 Province of British Columbia Canada 0 .900 07/20/26 106,492
100,000 Province of British Columbia Canada 4 .700 01/24/28 101,530
85,000 Province of British Columbia Canada 4 .200 07/06/33 83,148
100,000 Province of British Columbia Canada 4 .750 06/12/34 100,844
100,000 Province of British Columbia Canada 4 .800 06/11/35 100,592
100,000 Province of Manitoba Canada 1 .500 10/25/28 92,181
100,000 Province of Manitoba Canada 4 .300 07/27/33 98,149
70,000 Province of New Brunswick Canada 3 .625 02/24/28 69,154
300,000 Province of Ontario Canada 2 .500 04/27/26 295,893
260,000 (a) Province of Ontario Canada 3 .100 05/19/27 255,269
23,000 Province of Ontario Canada 1 .050 05/21/27 21,784
150,000 Province of Ontario Canada 4 .200 01/18/29 150,729
100,000 Province of Ontario Canada 3 .700 09/17/29 98,522
100,000 Province of Ontario Canada 4 .700 01/15/30 102,384
150,000 Province of Ontario Canada 1 .800 10/14/31 129,254
100,000 Province of Ontario Canada 2 .125 01/21/32 87,252
305,000 Province of Quebec Canada 2 .500 04/20/26 300,965
70,000 Province of Quebec Canada 2 .750 04/12/27 68,360
140,000 Province of Quebec Canada 4 .500 04/03/29 142,040
100,000 Province of Quebec Canada 4 .500 09/08/33 99,580
50,000 Province of Quebec Canada 4 .250 09/05/34 48,575
50,000 Province of Saskatchewan Canada 4 .650 01/28/30 51,022
TOTAL MUNICIPAL BONDS 3,043,416
SOVEREIGN DEBT - 2.3%
110,000 African Development Bank 0 .875 07/22/26 106,545
100,000 African Development Bank 3 .500 09/18/29 98,099
50,000 African Development Bank 4 .000 03/18/30 50,015
250,000 Asian Development Bank 1 .500 01/20/27 240,843
25,000 Asian Development Bank 4 .375 01/14/28 25,265
120,000 Asian Development Bank 4 .500 08/25/28 121,953
100,000 (a) Asian Development Bank 4 .375 03/06/29 101,362
100,000 Asian Development Bank 1 .875 03/15/29 93,000
130,000 Asian Development Bank 3 .625 08/28/29 128,329
110,000 Asian Development Bank 3 .125 04/27/32 103,155
110,000 Asian Development Bank 4 .125 01/12/34 108,393
210,000 Canada Government International Bond 3 .750 04/26/28 209,065
35,000 Canada Government International Bond 4 .000 03/18/30 35,034
130,000 Chile Government International Bond 3 .240 02/06/28 126,243
160,000 Chile Government International Bond 2 .450 01/31/31 143,214
140,000 Chile Government International Bond 4 .950 01/05/36 136,857
260,000 Chile Government International Bond 3 .250 09/21/71 156,790
50,000 Council Of Europe Development Bank 0 .875 09/22/26 48,179
100,000 Council Of Europe Development Bank 4 .625 06/11/27 100,995
50,000 Council Of Europe Development Bank 3 .625 05/08/28 49,600
50,000 Council Of Europe Development Bank 4 .500 01/15/30 51,012
100,000 European Bank for Reconstruction & Development 4 .375 03/09/28 101,035
70,000 European Bank for Reconstruction & Development 4 .250 03/13/34 69,421
190,000 European Investment Bank 0 .750 10/26/26 182,335
312,000 European Investment Bank 1 .375 03/15/27 299,111
100,000 European Investment Bank 4 .500 10/16/28 101,724
225,000 European Investment Bank 4 .000 02/15/29 225,439
100,000 European Investment Bank 4 .750 06/15/29 102,839
30,000 European Investment Bank 3 .750 11/15/29 29,751
25,000 European Investment Bank 4 .500 03/14/30 25,560
170,000 European Investment Bank 3 .625 07/15/30 167,270
100,000 European Investment Bank 4 .375 10/10/31 101,600
85,000 European Investment Bank 4 .125 02/13/34 83,925

Portfolio of Investments July 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 84,000 Hungary Government International Bond 7 .625% 03/29/41 $ 95,936
190,000 Indonesia Government International Bond 4 .550 01/11/28 191,233
70,000 Indonesia Government International Bond 4 .850 01/11/33 69,941
200,000 Indonesia Government International Bond 5 .600 01/15/35 208,509
280,000 Indonesia Government International Bond 5 .650 01/11/53 278,401
100,000 Inter-American Development Bank 1 .500 01/13/27 96,369
90,000 Inter-American Development Bank 4 .375 02/01/27 90,362
120,000 Inter-American Development Bank 4 .000 01/12/28 120,160
110,000 Inter-American Development Bank 1 .125 07/20/28 101,391
50,000 Inter-American Development Bank 4 .500 02/15/30 51,072
50,000 Inter-American Development Bank 3 .750 06/14/30 49,474
100,000 Inter-American Development Bank 4 .375 07/16/35 99,655
240,000 Inter-American Development Bank 3 .875 10/28/41 210,319
630,000 International Bank for Reconstruction & Development 2 .500 11/22/27 609,587
36,000 International Bank for Reconstruction & Development 3 .625 05/05/28 35,735
100,000 International Bank for Reconstruction & Development 4 .625 08/01/28 101,913
92,000 International Bank for Reconstruction & Development 4 .000 07/25/30 92,012
95,000 International Bank for Reconstruction & Development 4 .000 01/10/31 94,726
100,000 International Bank for Reconstruction & Development 4 .500 04/10/31 102,068
100,000 International Bank for Reconstruction & Development 1 .625 11/03/31 86,192
75,000 International Bank for Reconstruction & Development 4 .625 01/15/32 76,985
112,000 International Bank for Reconstruction & Development 2 .500 03/29/32 101,159
50,000 International Bank for Reconstruction & Development 4 .000 05/06/32 49,460
100,000 (a) International Bank for Reconstruction & Development 4 .750 11/14/33 103,009
45,000 International Bank for Reconstruction & Development 3 .875 08/28/34 43,367
35,000 International Finance Corp 4 .375 01/15/27 35,136
30,000 International Finance Corp 4 .500 01/21/28 30,406
180,000 Israel Government International Bond 2 .750 07/03/30 163,495
280,000 Israel Government International Bond 3 .875 07/03/50 198,307
30,000 Korea International Bond 2 .750 01/19/27 29,374
30,000 Korea International Bond 2 .500 06/19/29 28,186
120,000 Korea International Bond 1 .000 09/16/30 102,537
70,000 Korea International Bond 1 .750 10/15/31 60,640
200,000 Nordic Investment Bank 3 .750 05/09/30 197,947
40,000 Panama Government International Bond 3 .160 01/23/30 36,026
80,000 Panama Government International Bond 6 .875 01/31/36 79,834
200,000 Panama Government International Bond 8 .000 03/01/38 216,500
250,000 Panama Government International Bond 4 .500 05/15/47 175,075
90,000 Panama Government International Bond 4 .500 04/16/50 61,497
65,000 Peruvian Government International Bond 3 .000 01/15/34 54,765
85,000 Peruvian Government International Bond 5 .375 02/08/35 84,623
96,000 Peruvian Government International Bond 5 .625 11/18/50 90,724
20,000 Peruvian Government International Bond 3 .550 03/10/51 13,524
140,000 Republic of Italy Government International Bond 2 .875 10/17/29 131,594
200,000 Republic of Poland Government International Bond 4 .875 10/04/33 199,405
195,000 Republic of Poland Government International Bond 5 .125 09/18/34 195,882
50,000 Republic of Poland Government International Bond 5 .375 02/12/35 50,974
15,000 Uruguay Government International Bond 4 .375 01/23/31 14,917
113,000 Uruguay Government International Bond 5 .750 10/28/34 118,714
200,000 Uruguay Government International Bond 4 .125 11/20/45 169,466
TOTAL SOVEREIGN DEBT 9,422,541
TOTAL GOVERNMENT RELATED
(Cost $18,189,823) 17,502,820
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 26.1%
150,000 American Express Credit Account Master Trust 5 .230 09/15/28 151,496
21,942 AmeriCredit Automobile Receivables Trust 2021-2 1 .010 01/19/27 21,774
50,000 BA Credit Card Trust 4 .980 11/15/28 50,433
200,000 Bank 2019-BNK19 2 .926 08/15/61 188,212
94,473 BANK 2021-BNK34 1 .935 06/15/63 91,867

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 100,000 BANK 2021-BNK35 2 .067% 06/15/64 $ 92,697
55,000 BANK 2024-BNK48 5 .053 10/15/57 55,058
50,000 (d) BANK 2025-BNK49 5 .623 03/15/58 52,122
43,281 BANK5 2023-5YR4 6 .500 12/15/56 45,403
50,000 (d) BANK5 2024-5YR12 5 .902 12/15/57 52,221
45,000 BANK5 2024-5YR9 5 .614 08/15/57 46,441
50,000 BANK5 Trust 2024-5YR6 6 .225 05/15/57 52,415
357,566 BBCMS Mortgage Trust 2020-C6 2 .690 02/15/53 335,248
100,000 (d) BBCMS Mortgage Trust 2023-C21 6 .000 09/15/56 106,231
100,000 (d) BBCMS Mortgage Trust 2023-C22 6 .804 11/15/56 110,932
100,000 BBCMS Mortgage Trust 2024-C26 5 .829 05/15/57 105,577
50,000 BBCMS Mortgage Trust 2025-5C33 5 .839 03/15/58 52,199
50,000 BBCMS Mortgage Trust 2025-C32 5 .720 02/15/62 52,453
200,000 Benchmark 2021-B24 Mortgage Trust 2 .264 03/15/54 176,668
100,000 Benchmark 2021-B27 Mortgage Trust 2 .703 07/15/54 72,837
100,000 Benchmark 2021-B28 Mortgage Trust 2 .073 08/15/54 89,132
40,000 Benchmark 2024-V10 Mortgage Trust 5 .277 09/15/57 40,790
50,000 (d) Benchmark 2024-V11 Mortgage Trust 5 .909 11/15/57 52,182
35,000 Benchmark 2024-V12 Mortgage Trust 5 .738 12/15/57 36,391
90,000 (d) BMARK 2023-V4 6 .841 11/15/56 95,304
50,000 (d) BMO 2024-5C7 Mortgage Trust 5 .566 11/15/57 51,516
35,000 (d) BMO 2024-C10 Mortgage Trust 5 .478 11/15/57 35,956
90,000 (d) BMO 2024-C8 Mortgage Trust 5 .598 03/15/57 93,411
25,000 (d) BMO 2025-5C9 Mortgage Trust 5 .779 04/15/58 25,996
100,000 (d) BMO Mortgage Trust 7 .117 08/15/56 105,651
50,000 Capital One Multi-Asset Execution Trust 3 .920 09/15/29 49,710
30,000 Capital One Prime Auto Receivables Trust 2024-1 4 .620 07/16/29 30,100
100,000 CarMax Auto Owner Trust 1 .700 08/16/27 98,458
50,000 CarMax Auto Owner Trust 2024-4 4 .640 04/15/30 50,444
20,913 (b) Carvana Auto Receivables Trust 2022-N1 4 .130 12/11/28 20,675
50,000 Carvana Auto Receivables Trust 2024-P3 4 .310 09/10/30 49,922
100,000 Chase Issuance Trust 4 .160 07/15/30 99,971
100,000 Citibank Credit Card Issuance Trust 5 .230 12/08/27 100,239
180,000 Citigroup Commercial Mortgage Trust 2016-C1 3 .209 05/10/49 177,812
100,000 CNH Equipment Trust 2023-B 5 .600 02/15/29 101,098
50,000 CNH Equipment Trust 2024-C 4 .120 03/15/32 49,958
50,000 Exeter Automobile Receivables Trust 2024-4 5 .290 08/15/30 50,215
235,893 Fannie Mae FN MA4547 2 .000 02/01/52 185,070
143,426 Fannie Mae Pool FN MA2941 3 .500 03/01/32 140,681
46,729 Fannie Mae Pool FN MA3392 3 .500 06/01/33 45,731
97,780 Fannie Mae Pool FN MA3490 4 .000 10/01/33 96,931
38,463 Fannie Mae Pool FN MA3828 3 .000 11/01/34 36,897
79,678 Fannie Mae Pool FN MA3865 3 .000 12/01/34 76,336
92,408 Fannie Mae Pool FN MA3957 3 .500 03/01/35 88,992
443,205 Fannie Mae Pool FN MA4074 2 .000 07/01/35 404,832
689,034 Fannie Mae Pool FN MA4123 2 .000 09/01/35 629,370
389,505 Fannie Mae Pool FN MA4180 2 .500 11/01/35 362,219
302,738 Fannie Mae Pool FN MA4228 1 .500 01/01/36 268,123
403,866 Fannie Mae Pool FN MA4278 1 .500 03/01/36 357,677
440,003 Fannie Mae Pool FN MA4298 2 .500 03/01/36 409,166
119,751 Fannie Mae Pool FN MA4302 1 .500 04/01/36 106,055
50,681 Fannie Mae Pool FN MA4316 2 .500 04/01/36 47,176
130,969 Fannie Mae Pool FN MA4330 2 .500 05/01/36 121,909
247,851 Fannie Mae Pool FN MA4359 1 .500 06/01/36 219,498
53,617 Fannie Mae Pool FN MA4361 2 .500 06/01/36 49,908
487,740 Fannie Mae Pool FN MA4383 2 .000 07/01/36 443,966
126,574 Fannie Mae Pool FN MA4402 1 .500 08/01/36 112,093
230,114 Fannie Mae Pool FN MA4516 2 .000 01/01/37 209,028
190,943 Fannie Mae Pool FN MA4535 1 .500 02/01/37 168,626
911,267 Fannie Mae Pool FN MA4536 2 .000 02/01/37 827,502
279,209 Fannie Mae Pool FN MA4566 1 .500 03/01/37 246,576
179,656 Fannie Mae Pool FN MA4602 2 .000 05/01/37 163,108

Portfolio of Investments July 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 81,947 Fannie Mae Pool FN MA4604 3 .000% 05/01/37 $ 77,591
245,297 Fannie Mae Pool FN MA4629 3 .000 06/01/37 232,259
73,885 Fannie Mae Pool FN MA5042 4 .500 06/01/38 73,032
92,445 Fannie Mae Pool FN MA3890 3 .000 01/01/40 85,662
621,196 Fannie Mae Pool FN MA4268 2 .000 02/01/41 530,433
105,151 Fannie Mae Pool FN MA4310 1 .500 04/01/41 86,238
474,760 Fannie Mae Pool FN MA4334 2 .500 05/01/41 418,264
72,092 Fannie Mae Pool FN MA4364 2 .000 06/01/41 61,520
66,180 Fannie Mae Pool FN MA4366 2 .500 06/01/41 58,571
207,252 Fannie Mae Pool FN MA4387 2 .000 07/01/41 176,815
274,679 Fannie Mae Pool FN MA4423 2 .500 09/01/41 242,641
684,981 Fannie Mae Pool FN MA3143 3 .000 09/01/47 599,407
395,088 Fannie Mae Pool FN MA3120 3 .500 09/01/47 359,556
43,806 Fannie Mae Pool FN MA3182 3 .500 11/01/47 39,967
142,648 Fannie Mae Pool FN MA3358 4 .500 05/01/48 137,810
1,979,432 Fannie Mae Pool FN FM5665 3 .500 08/01/48 1,812,917
82,189 Fannie Mae Pool FN MA3536 4 .000 12/01/48 77,062
141,197 Fannie Mae Pool FN MA3574 3 .500 01/01/49 127,801
1,324,782 Fannie Mae Pool FN FM5488 4 .000 05/01/49 1,244,013
481,355 Fannie Mae Pool FN MA3692 3 .500 07/01/49 435,321
834,380 Fannie Mae Pool FN MA3774 3 .000 09/01/49 723,279
562,623 Fannie Mae Pool FN MA3905 3 .000 01/01/50 487,590
254,820 Fannie Mae Pool FN MA3991 3 .000 04/01/50 219,754
337,738 Fannie Mae Pool FN MA4019 2 .500 05/01/50 280,559
597,118 Fannie Mae Pool FN MA4077 2 .000 07/01/50 470,688
216,962 Fannie Mae Pool FN MA4078 2 .500 07/01/50 179,826
320,333 Fannie Mae Pool FN MA4079 3 .000 07/01/50 277,406
205,943 Fannie Mae Pool FN MA4097 3 .000 08/01/50 178,303
322,463 Fannie Mae Pool FN MA4120 2 .500 09/01/50 267,089
678,850 Fannie Mae Pool FN MA4158 2 .000 10/01/50 535,374
1,816,093 Fannie Mae Pool FN MA4182 2 .000 11/01/50 1,432,827
225,285 Fannie Mae Pool FN MA4183 2 .500 11/01/50 186,032
1,658,815 Fannie Mae Pool FN MA4208 2 .000 12/01/50 1,307,704
751,724 Fannie Mae Pool FN MA4254 1 .500 02/01/51 558,563
807,247 Fannie Mae Pool FN MA4255 2 .000 02/01/51 635,501
307,344 Fannie Mae Pool FN MA4304 1 .500 04/01/51 228,198
2,059,428 Fannie Mae Pool FN MA4305 2 .000 04/01/51 1,619,564
72,087 Fannie Mae Pool FN MA4337 4 .000 04/01/51 67,033
1,338,516 Fannie Mae Pool FN MA4325 2 .000 05/01/51 1,052,485
262,824 Fannie Mae Pool FN MA4327 3 .000 05/01/51 226,883
1,592,161 Fannie Mae Pool FN MA4355 2 .000 06/01/51 1,247,563
226,831 Fannie Mae Pool FN MA4356 2 .500 06/01/51 187,180
523,342 Fannie Mae Pool FN MA4357 3 .000 06/01/51 450,746
161,155 Fannie Mae Pool FN MA4377 1 .500 07/01/51 119,710
229,911 Fannie Mae Pool FN MA4378 2 .000 07/01/51 180,754
407,849 Fannie Mae Pool FN MA4397 1 .500 08/01/51 302,817
1,194,935 Fannie Mae Pool FN MA4398 2 .000 08/01/51 939,319
1,441,899 Fannie Mae Pool FN MA4437 2 .000 10/01/51 1,133,304
214,641 Fannie Mae Pool FN MA4438 2 .500 10/01/51 176,515
279,872 Fannie Mae Pool FN MA4439 3 .000 10/01/51 240,498
1,020,616 Fannie Mae Pool FN MA4465 2 .000 11/01/51 801,770
226,981 Fannie Mae Pool FN MA4466 2 .500 11/01/51 186,452
1,448,579 Fannie Mae Pool FN MA4492 2 .000 12/01/51 1,136,069
6,546,019 Fannie Mae Pool FN MA4493 2 .500 12/01/51 5,374,558
1,302,593 Fannie Mae Pool FN MA4511 2 .000 01/01/52 1,020,766
742,395 Fannie Mae Pool FN MA4512 2 .500 01/01/52 610,982
398,503 Fannie Mae Pool FN MA4513 3 .000 01/01/52 341,234
1,212,392 Fannie Mae Pool FN MA4549 3 .000 02/01/52 1,039,665
2,688,162 Fannie Mae Pool FN MA4563 2 .500 03/01/52 2,208,928
292,824 Fannie Mae Pool FN MA4564 3 .000 03/01/52 251,106
718,694 Fannie Mae Pool FN MA4565 3 .500 03/01/52 644,517
338,431 Fannie Mae Pool FN MA4577 2 .000 04/01/52 265,102

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 1,145,779 Fannie Mae Pool FN MA4578 2 .500% 04/01/52 $ 941,356
401,212 Fannie Mae Pool FN MA4579 3 .000 04/01/52 344,009
440,973 Fannie Mae Pool FN MA4600 3 .500 05/01/52 394,665
539,406 Fannie Mae Pool FN MA4644 4 .000 05/01/52 498,518
245,824 Fannie Mae Pool FN MA4625 3 .500 06/01/52 220,009
768,254 Fannie Mae Pool FN MA4684 4 .500 06/01/52 730,075
320,550 Fannie Mae Pool FN MA4686 5 .000 06/01/52 313,549
501,505 Fannie Mae Pool FN MA4653 3 .000 07/01/52 429,902
195,844 Fannie Mae Pool FN MA4654 3 .500 07/01/52 175,278
286,592 Fannie Mae Pool FN MA4655 4 .000 07/01/52 264,882
638,467 Fannie Mae Pool FN MA4656 4 .500 07/01/52 606,715
304,543 Fannie Mae Pool FN MA4709 5 .000 07/01/52 297,891
486,607 Fannie Mae Pool FN MA4699 3 .500 08/01/52 435,457
576,600 Fannie Mae Pool FN MA4700 4 .000 08/01/52 532,890
481,002 Fannie Mae Pool FN MA4701 4 .500 08/01/52 457,098
828,218 Fannie Mae Pool FN MA4737 5 .000 08/01/52 810,128
813,978 Fannie Mae Pool FN MA4738 5 .500 08/01/52 812,303
289,780 Fannie Mae Pool FN MA4731 3 .500 09/01/52 259,302
331,722 Fannie Mae Pool FN MA4732 4 .000 09/01/52 306,575
519,964 Fannie Mae Pool FN MA4781 3 .000 10/01/52 445,617
428,918 Fannie Mae Pool FN MA4782 3 .500 10/01/52 383,808
531,989 Fannie Mae Pool FN MA4783 4 .000 10/01/52 491,183
215,096 Fannie Mae Pool FN MA4804 4 .000 11/01/52 198,757
501,122 Fannie Mae Pool FN MA4805 4 .500 11/01/52 476,272
310,709 Fannie Mae Pool FN MA4807 5 .500 11/01/52 310,774
502,669 Fannie Mae Pool FN MA4847 6 .000 11/01/52 511,270
182,701 Fannie Mae Pool FN MA4852 6 .500 11/01/52 189,306
393,098 Fannie Mae Pool FN MA4842 5 .500 12/01/52 392,948
759,475 Fannie Mae Pool FN MA4894 6 .000 01/01/53 772,128
469,869 Fannie Mae Pool FN MA4895 6 .500 01/01/53 485,701
391,165 Fannie Mae Pool FN MA5027 4 .000 05/01/53 361,309
258,709 Fannie Mae Pool FN MA5008 4 .500 05/01/53 245,476
347,258 Fannie Mae Pool FN MA5009 5 .000 05/01/53 339,235
188,523 Fannie Mae Pool FN MA5012 6 .500 05/01/53 195,180
291,752 Fannie Mae Pool FN MA5038 5 .000 06/01/53 285,127
178,029 Fannie Mae Pool FN MA5071 5 .000 07/01/53 173,764
737,120 Fannie Mae Pool FN MA5106 5 .000 08/01/53 719,227
165,904 Fannie Mae Pool FN MA5108 6 .000 08/01/53 168,464
1,177,334 Fannie Mae Pool FN MA5165 5 .500 10/01/53 1,172,789
76,373 Fannie Mae Pool FN MA5166 6 .000 10/01/53 77,534
238,769 Fannie Mae Pool FN MA5190 5 .500 11/01/53 238,071
142,656 Fannie Mae Pool FN MA5192 6 .500 11/01/53 147,124
55,278 Fannie Mae Pool FN MA5193 7 .000 11/01/53 58,087
695,986 Fannie Mae Pool FN MA5216 6 .000 12/01/53 707,369
127,816 Fannie Mae Pool FN MA5217 6 .500 12/01/53 131,876
150,774 Fannie Mae Pool FN MA5218 7 .000 12/01/53 158,436
311,208 Fannie Mae Pool FN MA5263 4 .000 01/01/54 287,196
155,667 Fannie Mae Pool FN MA5247 6 .000 01/01/54 157,962
182,705 Fannie Mae Pool FN MA5271 5 .500 02/01/54 181,914
123,413 Fannie Mae Pool FN MA5273 6 .500 02/01/54 127,278
118,073 Fannie Mae Pool FN MA5295 6 .000 03/01/54 119,786
54,512 Fannie Mae Pool FN MA5298 7 .000 03/01/54 57,282
491,720 Fannie Mae Pool FN MA5326 4 .500 04/01/54 466,566
171,860 Fannie Mae Pool FN MA5329 6 .500 04/01/54 177,242
163,903 Fannie Mae Pool FN MA5342 7 .000 04/01/54 172,357
359,785 Fannie Mae Pool FN MA5353 5 .500 05/01/54 358,201
138,180 Fannie Mae Pool FN MA5388 5 .500 06/01/54 137,571
91,157 Fannie Mae Pool FN MA5389 6 .000 06/01/54 92,453
305,090 Fannie Mae Pool FN MA5390 6 .500 06/01/54 315,311
625,367 Fannie Mae Pool FN MA5419 5 .000 07/01/54 609,480
336,927 Fannie Mae Pool FN MA5421 6 .000 07/01/54 341,685
461,559 Fannie Mae Pool FN MA5444 5 .500 08/01/54 459,527

Portfolio of Investments July 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 422,318 Fannie Mae Pool FN MA5445 6 .000% 08/01/54 $ 428,324
385,961 Fannie Mae Pool FN MA5446 6 .500 08/01/54 398,048
1,206,773 Fannie Mae Pool FN MA5471 6 .000 09/01/54 1,223,634
167,636 Fannie Mae Pool FN MA5499 6 .500 10/01/54 173,304
208,115 Fannie Mae Pool FN MA5529 4 .500 11/01/54 197,468
496,908 Fannie Mae Pool FN MA5530 5 .000 11/01/54 483,746
1,091,290 Fannie Mae Pool FN MA5553 5 .500 12/01/54 1,085,811
338,247 Fannie Mae Pool FN MA5675 6 .500 04/01/55 348,840
505,142 Fannie Mae Pool FN MA5700 5 .500 05/01/55 502,605
840,993 Fannie Mae Pool FN MA5761 6 .000 07/01/55 852,744
190,000 Fannie Mae Pool FN MA5795 7 .000 08/01/55 199,656
176,977 (d) Fannie Mae-Aces 3 .031 03/25/28 171,822
242,371 (d) Fannie Mae-Aces 3 .354 07/25/28 236,621
50,000 Ford Credit Auto Lease Trust 2024-B 4 .990 12/15/27 50,288
50,000 Ford Credit Auto Lease Trust 2025-B 4 .230 12/15/28 49,940
50,000 Ford Credit Auto Owner Trust 2024-A 5 .010 09/15/29 50,756
763,753 Freddie Mac Multifamily Structured Pass Through Certificates 2 .862 05/25/26 754,315
93,844 Freddie Mac Multifamily Structured Pass Through Certificates 0 .861 06/25/27 92,079
62,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .760 03/25/28 58,322
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .770 05/25/28 93,602
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .819 06/25/28 101,224
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .650 08/25/28 100,960
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .800 09/25/28 101,327
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 5 .355 01/25/29 103,370
35,000 Freddie Mac Multifamily Structured Pass Through Certificates 5 .400 01/25/29 36,157
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 5 .180 03/25/29 102,746
245,572 Freddie Mac Multifamily Structured Pass Through Certificates 2 .701 04/25/29 238,507
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .618 07/25/29 50,513
89,179 Freddie Mac Multifamily Structured Pass Through Certificates 1 .101 08/25/30 81,599
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .400 10/25/30 100,190
91,951 Freddie Mac Multifamily Structured Pass Through Certificates 1 .353 11/25/30 84,999
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 5 .203 02/25/31 51,879
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .647 05/25/31 85,884
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .963 05/25/31 102,664
200,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .456 08/25/31 200,303
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .550 01/25/32 100,418
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .800 01/25/32 101,793
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .500 08/25/33 99,393
95,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 5 .150 12/25/33 98,406
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .489 09/25/34 49,351
90,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .760 10/25/34 90,549
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .660 12/25/34 99,762
96,509 Freddie Mac Multifamily Structured Pass Through Certificates 2 .007 07/25/35 81,159
628,622 Freddie Mac Pool FR SD3574 3 .000 11/01/48 554,325
85,712 Freddie Mac Pool FR SD8071 4 .500 06/01/50 82,081
219,810 Freddie Mac Pool FR SD8161 2 .500 08/01/51 181,240
227,511 Freddie Mac Pool FR SD8195 3 .000 02/01/52 195,099
333,200 Freddie Mac Pool FR SD5345 2 .500 04/01/52 274,455
204,971 Freddie Mac Pool FR SD8428 4 .000 05/01/54 189,112
380,257 Ginnie Mae II Pool G2 MA3663 3 .500 05/20/46 349,848
47,870 Ginnie Mae II Pool G2 MA5264 4 .000 06/20/48 44,699
55,360 Ginnie Mae II Pool G2 MA5398 4 .000 08/20/48 51,676
341,694 Ginnie Mae II Pool G2 MA6038 3 .000 07/20/49 301,280
160,000 Ginnie Mae II Pool G2 MA6283 3 .000 11/20/49 140,357
194,007 Ginnie Mae II Pool G2 MA6284 3 .500 11/20/49 175,758
627,601 Ginnie Mae II Pool G2 MA6338 3 .000 12/20/49 550,790
181,503 Ginnie Mae II Pool G2 MA6340 4 .000 12/20/49 169,258
193,354 Ginnie Mae II Pool G2 MA6410 3 .500 01/20/50 175,163
120,125 Ginnie Mae II Pool G2 MA6542 3 .500 03/20/50 108,830
62,143 Ginnie Mae II Pool G2 MA6600 3 .500 04/20/50 56,290
63,516 Ginnie Mae II Pool G2 MA6820 3 .000 08/20/50 55,681
629,521 Ginnie Mae II Pool G2 MA6864 2 .000 09/20/50 508,338

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 559,880 Ginnie Mae II Pool G2 MA6865 2 .500% 09/20/50 $ 471,646
67,361 Ginnie Mae II Pool G2 MA6931 2 .500 10/20/50 56,745
224,885 Ginnie Mae II Pool G2 MA6995 2 .500 11/20/50 189,442
400,213 Ginnie Mae II Pool G2 MA7051 2 .000 12/20/50 323,163
189,901 Ginnie Mae II Pool G2 MA7054 3 .500 12/20/50 171,421
372,258 Ginnie Mae II Pool G2 MA7136 2 .500 01/20/51 313,477
422,893 Ginnie Mae II Pool G2 MA7312 2 .500 04/20/51 355,915
468,012 Ginnie Mae II Pool G2 MA7367 2 .500 05/20/51 393,956
305,247 Ginnie Mae II Pool G2 MA7419 3 .000 06/20/51 267,039
676,091 Ginnie Mae II Pool G2 MA7472 2 .500 07/20/51 568,872
687,575 Ginnie Mae II Pool G2 MA7533 2 .000 08/20/51 555,185
206,985 Ginnie Mae II Pool G2 MA7534 2 .500 08/20/51 174,159
222,005 Ginnie Mae II Pool G2 MA7589 2 .500 09/20/51 186,797
201,637 Ginnie Mae II Pool G2 MA7650 3 .000 10/20/51 176,399
679,998 Ginnie Mae II Pool G2 MA7704 2 .000 11/20/51 549,061
218,466 Ginnie Mae II Pool G2 MA7705 2 .500 11/20/51 183,819
335,819 Ginnie Mae II Pool G2 MA7767 2 .500 12/20/51 282,559
468,031 Ginnie Mae II Pool G2 MA7826 2 .000 01/20/52 377,905
150,438 Ginnie Mae II Pool G2 MA7827 2 .500 01/20/52 126,579
1,243,210 Ginnie Mae II Pool G2 MA7882 3 .000 02/20/52 1,087,079
182,916 Ginnie Mae II Pool G2 MA7883 3 .500 02/20/52 165,110
1,327,708 Ginnie Mae II Pool G2 MA7935 2 .000 03/20/52 1,072,033
192,939 Ginnie Mae II Pool G2 MA7936 2 .500 03/20/52 162,339
373,219 Ginnie Mae II Pool G2 MA7937 3 .000 03/20/52 326,250
691,129 Ginnie Mae II Pool G2 MA7938 3 .500 03/20/52 623,317
175,670 Ginnie Mae II Pool G2 MA7939 4 .000 03/20/52 163,048
496,442 Ginnie Mae II Pool G2 MA8042 2 .500 05/20/52 417,706
182,694 Ginnie Mae II Pool G2 MA8044 3 .500 05/20/52 164,712
385,657 Ginnie Mae II Pool G2 MA8046 4 .500 05/20/52 368,173
667,057 Ginnie Mae II Pool G2 MA8100 4 .000 06/20/52 619,126
195,169 Ginnie Mae II Pool G2 MA8101 4 .500 06/20/52 186,321
369,926 Ginnie Mae II Pool G2 MA8102 5 .000 06/20/52 362,752
392,566 Ginnie Mae II Pool G2 MA8151 4 .500 07/20/52 374,526
160,963 Ginnie Mae II Pool G2 MA8200 4 .000 08/20/52 149,522
157,955 Ginnie Mae II Pool G2 MA8201 4 .500 08/20/52 151,184
153,690 Ginnie Mae II Pool G2 MA8202 5 .000 08/20/52 150,815
161,321 Ginnie Mae II Pool G2 MA8266 3 .500 09/20/52 145,392
179,247 Ginnie Mae II Pool G2 MA8267 4 .000 09/20/52 166,533
142,721 Ginnie Mae II Pool G2 MA8349 5 .500 10/20/52 143,668
350,323 Ginnie Mae II Pool G2 MA8428 5 .000 11/20/52 343,770
118,363 Ginnie Mae II Pool G2 MA8430 6 .000 11/20/52 120,846
233,742 Ginnie Mae II Pool G2 MA8487 3 .500 12/20/52 210,210
358,007 Ginnie Mae II Pool G2 MA8491 5 .500 12/20/52 360,031
116,565 Ginnie Mae II Pool G2 MA8492 6 .000 12/20/52 119,009
296,159 Ginnie Mae II Pool G2 MA8571 6 .000 01/20/53 300,425
131,386 Ginnie Mae II Pool G2 MA8572 6 .500 01/20/53 135,421
272,001 Ginnie Mae II Pool G2 MA8801 5 .500 04/20/53 272,894
171,948 Ginnie Mae II Pool G2 MA8876 4 .000 05/20/53 159,590
92,339 Ginnie Mae II Pool G2 MA8881 6 .500 05/20/53 94,975
197,496 Ginnie Mae II Pool G2 MA8946 4 .500 06/20/53 188,078
89,501 Ginnie Mae II Pool G2 MA9015 4 .500 07/20/53 85,285
242,219 Ginnie Mae II Pool G2 MA9106 5 .500 08/20/53 242,610
241,546 Ginnie Mae II Pool G2 MA9170 5 .000 09/20/53 236,072
158,656 Ginnie Mae II Pool G2 MA9171 5 .500 09/20/53 159,084
66,875 Ginnie Mae II Pool G2 MA9172 6 .000 09/20/53 68,139
39,737 Ginnie Mae II Pool G2 MA9244 7 .000 10/20/53 41,222
197,046 Ginnie Mae II Pool G2 MA9303 4 .500 11/20/53 187,319
278,230 Ginnie Mae II Pool G2 MA9361 5 .000 12/20/53 271,810
284,848 Ginnie Mae II Pool G2 MA9422 5 .000 01/20/54 278,816
191,830 Ginnie Mae II Pool G2 MA9424 6 .000 01/20/54 195,206
76,967 Ginnie Mae II Pool G2 MA9425 6 .500 01/20/54 79,132
162,233 Ginnie Mae II Pool G2 MA9490 6 .500 02/20/54 166,835

Portfolio of Investments July 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 122,670 Ginnie Mae II Pool G2 MA9671 7 .000% 05/20/54 $ 126,960
205,672 Ginnie Mae II Pool G2 MA9722 4 .000 06/20/54 189,617
91,960 Ginnie Mae II Pool G2 MA9725 5 .500 06/20/54 91,868
205,529 Ginnie Mae II Pool G2 MA9726 6 .000 06/20/54 208,857
231,298 Ginnie Mae II Pool G2 MA9779 5 .500 07/20/54 230,812
292,785 Ginnie Mae II Pool G2 MA9849 4 .500 08/20/54 278,028
252,323 Ginnie Mae II Pool G2 MA9852 6 .000 08/20/54 256,093
193,507 Ginnie Mae II Pool G2 MA9905 5 .000 09/20/54 188,961
659,564 Ginnie Mae II Pool G2 MA9906 5 .500 09/20/54 658,292
174,366 Ginnie Mae II Pool G2 MA9907 6 .000 09/20/54 176,889
392,863 Ginnie Mae II Pool G2 MA9964 5 .000 10/20/54 383,634
296,676 Ginnie Mae II Pool G2 MA9967 6 .500 10/20/54 304,780
99,444 Ginnie Mae II Pool G2 MB0307 5 .000 04/20/55 97,093
500,000 Ginnie Mae II Pool G2 MB0485 5 .500 07/20/55 498,948
300,000 Ginnie Mae II Pool G2 MB0486 6 .000 07/20/55 304,523
50,000 GM Financial Consumer Automobile Receivables Trust 2024-2 5 .100 03/16/29 50,384
200,000 GS Mortgage Securities Trust 2019-GC38 3 .968 02/10/52 193,793
50,000 Harley-Davidson Motorcycle Trust 2024-B 4 .310 07/16/29 49,956
40,000 Honda Auto Receivables 2024-2 Owner Trust 5 .210 07/18/30 40,640
50,000 Honda Auto Receivables 2024-3 Owner Trust 4 .570 03/21/29 50,147
100,000 Hyundai Auto Receivables Trust 2023-C 5 .540 10/16/28 100,928
25,000 Mercedes-Benz Auto Receivables Trust 2024-1 4 .790 07/15/31 25,282
100,000 Morgan Stanley Capital I Trust 2021-L5 1 .518 05/15/54 96,653
50,000 Nissan Auto Lease Trust 2025-A 4 .750 03/15/28 50,359
100,000 Santander Drive Auto Receivables Trust 2024-2 5 .630 11/15/28 100,475
100,000 Synchrony Card Funding LLC 5 .540 07/15/29 101,027
35,000 Toyota Auto Receivables 2024-D Owner Trust 4 .430 04/15/30 35,139
90,000 Verizon Master Trust Series 2024-4 5 .210 06/20/29 90,610
300,000 Wells Fargo Commercial Mortgage Trust 2019-C49 3 .760 03/15/52 292,159
50,000 Wells Fargo Commercial Mortgage Trust 2024-5C2 5 .439 11/15/57 51,283
50,000 WF Card Issuance Trust 4 .290 10/15/29 50,125
50,000 World Omni Auto Receivables Trust 2024-C 4 .430 12/17/29 50,088
TOTAL SECURITIZED
(Cost $114,039,951) 104,979,308
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 44.4%
1,550,000 United States Treasury Note/Bond 4 .625 06/30/26 1,555,522
1,100,000 United States Treasury Note/Bond 0 .625 07/31/26 1,061,912
1,450,000 United States Treasury Note/Bond 0 .750 08/31/26 1,398,117
2,800,000 United States Treasury Note/Bond 3 .750 08/31/26 2,787,641
2,600,000 United States Treasury Note/Bond 0 .875 09/30/26 2,504,430
1,350,000 United States Treasury Note/Bond 3 .500 09/30/26 1,340,191
900,000 United States Treasury Note/Bond 1 .125 10/31/26 867,516
1,700,000 United States Treasury Note/Bond 4 .125 10/31/26 1,699,867
1,600,000 United States Treasury Note/Bond 1 .250 11/30/26 1,541,938
1,100,000 United States Treasury Note/Bond 1 .250 12/31/26 1,057,762
1,850,000 United States Treasury Note/Bond 4 .250 12/31/26 1,854,408
1,750,000 United States Treasury Note/Bond 1 .875 02/28/27 1,693,125
500,000 United States Treasury Note/Bond 2 .500 03/31/27 488,008
1,250,000 United States Treasury Note/Bond 2 .750 04/30/27 1,224,170
550,000 United States Treasury Note/Bond 3 .750 04/30/27 547,830
200,000 United States Treasury Note/Bond 4 .500 05/15/27 201,750
2,000,000 United States Treasury Note/Bond 2 .625 05/31/27 1,952,656
900,000 United States Treasury Note/Bond 0 .500 06/30/27 843,293
2,500,000 United States Treasury Note/Bond 3 .250 06/30/27 2,468,066
1,000,000 United States Treasury Note/Bond 2 .750 07/31/27 977,148
2,186,000 United States Treasury Note/Bond 2 .250 08/15/27 2,114,101
100,000 United States Treasury Note/Bond 4 .125 09/30/27 100,426
1,600,000 United States Treasury Note/Bond 4 .125 10/31/27 1,606,813
888,000 United States Treasury Note/Bond 2 .250 11/15/27 855,845

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY (continued)
$ 300,000 United States Treasury Note/Bond 4 .125% 11/15/27 $ 301,313
320,000 United States Treasury Note/Bond 0 .625 11/30/27 296,800
1,600,000 United States Treasury Note/Bond 3 .875 11/30/27 1,598,563
3,798,000 United States Treasury Note/Bond 3 .875 12/31/27 3,795,478
1,500,000 United States Treasury Note/Bond 3 .500 01/31/28 1,485,879
2,344,000 United States Treasury Note/Bond 2 .750 02/15/28 2,278,991
1,200,000 United States Treasury Note/Bond 4 .000 02/29/28 1,203,047
3,200,000 United States Treasury Note/Bond 3 .625 03/31/28 3,178,875
2,000,000 United States Treasury Note/Bond 3 .500 04/30/28 1,979,531
1,100,000 United States Treasury Note/Bond 3 .625 05/31/28 1,092,223
1,900,000 United States Treasury Note/Bond 4 .000 06/30/28 1,906,160
2,450,000 United States Treasury Note/Bond 4 .125 07/31/28 2,466,557
3,700,000 United States Treasury Note/Bond 4 .625 09/30/28 3,779,781
650,000 United States Treasury Note/Bond 1 .375 10/31/28 600,564
2,000,000 United States Treasury Note/Bond 4 .875 10/31/28 2,058,984
2,550,000 United States Treasury Note/Bond 4 .375 11/30/28 2,587,254
4,750,000 United States Treasury Note/Bond 3 .750 12/31/28 4,726,807
300,000 United States Treasury Note/Bond 1 .750 01/31/29 279,117
2,850,000 United States Treasury Note/Bond 4 .000 01/31/29 2,858,461
3,850,000 United States Treasury Note/Bond 4 .250 02/28/29 3,893,914
2,650,000 United States Treasury Note/Bond 4 .125 03/31/29 2,669,150
800,000 United States Treasury Note/Bond 4 .625 04/30/29 819,625
1,470,000 United States Treasury Note/Bond 2 .375 05/15/29 1,391,389
2,200,000 United States Treasury Note/Bond 4 .500 05/31/29 2,245,117
3,650,000 United States Treasury Note/Bond 4 .250 06/30/29 3,693,344
2,950,000 United States Treasury Note/Bond 4 .000 07/31/29 2,958,527
514,000 United States Treasury Note/Bond 1 .625 08/15/29 471,314
4,600,000 United States Treasury Note/Bond 3 .625 08/31/29 4,548,430
3,600,000 United States Treasury Note/Bond 3 .500 09/30/29 3,541,219
5,050,000 United States Treasury Note/Bond 4 .125 10/31/29 5,087,480
1,800,000 United States Treasury Note/Bond 4 .125 11/30/29 1,813,641
500,000 United States Treasury Note/Bond 3 .875 12/31/29 498,828
750,000 United States Treasury Note/Bond 4 .375 12/31/29 763,154
3,050,000 United States Treasury Note/Bond 4 .250 01/31/30 3,088,363
1,300,000 United States Treasury Note/Bond 4 .000 03/31/30 1,302,996
3,450,000 United States Treasury Note/Bond 3 .875 04/30/30 3,439,488
100,000 United States Treasury Note/Bond 0 .625 05/15/30 85,613
1,550,000 United States Treasury Note/Bond 4 .125 05/31/30 1,553,754
2,300,000 United States Treasury Note/Bond 3 .875 06/30/30 2,291,734
1,500,000 United States Treasury Note/Bond 3 .875 07/31/30 1,494,609
150,000 United States Treasury Note/Bond 4 .000 01/31/31 149,906
750,000 United States Treasury Note/Bond 4 .625 05/31/31 772,354
100,000 United States Treasury Note/Bond 4 .125 10/31/31 100,219
700,000 United States Treasury Note/Bond 4 .125 11/30/31 701,230
250,000 United States Treasury Note/Bond 4 .500 12/31/31 255,615
1,000,000 United States Treasury Note/Bond 1 .875 02/15/32 872,461
500,000 United States Treasury Note/Bond 4 .125 02/29/32 500,371
3,050,000 United States Treasury Note/Bond 2 .875 05/15/32 2,824,467
1,150,000 United States Treasury Note/Bond 2 .750 08/15/32 1,052,564
1,150,000 United States Treasury Note/Bond 4 .125 11/15/32 1,147,439
700,000 United States Treasury Note/Bond 3 .500 02/15/33 669,102
800,000 United States Treasury Note/Bond 3 .375 05/15/33 755,906
1,300,000 United States Treasury Note/Bond 3 .875 08/15/33 1,268,770
1,750,000 United States Treasury Note/Bond 4 .500 11/15/33 1,781,035
1,650,000 United States Treasury Note/Bond 4 .000 02/15/34 1,618,096
2,500,000 United States Treasury Note/Bond 4 .375 05/15/34 2,515,137
750,000 United States Treasury Note/Bond 3 .875 08/15/34 725,566
2,000,000 United States Treasury Note/Bond 4 .250 11/15/34 1,987,500
450,000 United States Treasury Note/Bond 4 .625 02/15/35 459,773
2,400,000 United States Treasury Note/Bond 4 .250 05/15/35 2,379,000
200,000 United States Treasury Note/Bond 1 .125 08/15/40 122,312
1,300,000 United States Treasury Note/Bond 1 .875 02/15/41 888,266

Portfolio of Investments July 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY (continued)
$ 500,000 United States Treasury Note/Bond 2 .250% 05/15/41 $ 360,059
1,050,000 United States Treasury Note/Bond 1 .750 08/15/41 691,400
198,000 United States Treasury Note/Bond 2 .000 11/15/41 135,004
3,900,000 United States Treasury Note/Bond 3 .250 05/15/42 3,192,059
1,964,000 United States Treasury Note/Bond 2 .750 08/15/42 1,487,423
500,000 United States Treasury Note/Bond 3 .375 08/15/42 415,176
135,000 United States Treasury Note/Bond 2 .750 11/15/42 101,767
498,000 United States Treasury Note/Bond 4 .000 11/15/42 449,484
600,000 United States Treasury Note/Bond 3 .875 05/15/43 529,898
950,000 United States Treasury Note/Bond 4 .375 08/15/43 895,486
2,340,000 United States Treasury Note/Bond 4 .750 11/15/43 2,310,384
1,350,000 United States Treasury Note/Bond 4 .500 02/15/44 1,289,566
900,000 United States Treasury Note/Bond 4 .625 05/15/44 872,789
100,000 United States Treasury Note/Bond 4 .125 08/15/44 90,547
400,000 United States Treasury Note/Bond 4 .625 11/15/44 386,938
200,000 United States Treasury Note/Bond 4 .750 02/15/45 196,594
1,250,000 United States Treasury Note/Bond 5 .000 05/15/45 1,268,359
4,221,000 United States Treasury Note/Bond 2 .750 08/15/47 2,972,178
1,850,000 United States Treasury Note/Bond 1 .250 05/15/50 876,943
700,000 United States Treasury Note/Bond 1 .375 08/15/50 340,266
200,000 United States Treasury Note/Bond 1 .625 11/15/50 103,852
3,800,000 United States Treasury Note/Bond 1 .875 02/15/51 2,103,953
1,100,000 United States Treasury Note/Bond 2 .375 05/15/51 687,457
160,000 United States Treasury Note/Bond 1 .875 11/15/51 87,650
1,300,000 United States Treasury Note/Bond 2 .250 02/15/52 782,234
1,350,000 United States Treasury Note/Bond 2 .875 05/15/52 936,141
550,000 United States Treasury Note/Bond 3 .000 08/15/52 390,994
949,000 United States Treasury Note/Bond 4 .000 11/15/52 817,956
550,000 United States Treasury Note/Bond 3 .625 02/15/53 442,557
1,210,000 United States Treasury Note/Bond 3 .625 05/15/53 972,585
1,590,000 United States Treasury Note/Bond 4 .125 08/15/53 1,399,511
1,200,000 United States Treasury Note/Bond 4 .750 11/15/53 1,171,453
1,500,000 United States Treasury Note/Bond 4 .250 02/15/54 1,348,477
875,000 United States Treasury Note/Bond 4 .625 05/15/54 837,437
1,350,000 United States Treasury Note/Bond 4 .250 08/15/54 1,214,156
1,450,000 United States Treasury Note/Bond 4 .500 11/15/54 1,360,281
350,000 United States Treasury Note/Bond 4 .625 02/15/55 335,289
1,250,000 United States Treasury Note/Bond 4 .750 05/15/55 1,222,656
1,400,000 United States Treasury Note/Bond - When Issued 2 .375 02/15/42 1,008,219
TOTAL U.S. TREASURY
(Cost $189,296,549) 178,500,876
TOTAL LONG-TERM INVESTMENTS
(Cost $422,882,437) 397,086,928
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
917,674 (e) State Street Navigator Securities Lending Government Money
Market Portfolio
4.320 (f) $ 917,674
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $917,674) 917,674
TOTAL INVESTMENTS - 99.0%
(Cost $423,800,111) 398,004,602
OTHER ASSETS & LIABILITIES, NET - 1.0% 4,140,514
NET ASSETS - 100% $ 402,145,116

See Notes to Financial Statements
S&P Standard & Poor's
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $889,023.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $915,596 or 0.2% of Total Investments.
(c) When-issued or delayed delivery security.
(d) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments July 31, 2025
NPFI
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.8%
54966010 CORPORATE BONDS - 96.7% (a) 54966010
AUTOMOBILES & COMPONENTS - 1.7%
$ 648,000 (b),(c) General Motors Financial Co Inc 5.750 % N/A $ 632,797
329,000 (b),(c) General Motors Financial Co Inc 5.700 N/A 320,967
TOTAL AUTOMOBILES & COMPONENTS 953,764
BANKS - 54.9%
200,000 (b),(d) Banco Bilbao Vizcaya Argentaria SA 6.125 N/A 198,223
656,000 (b),(d) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A 727,806
400,000 (b),(d) Banco Bilbao Vizcaya Argentaria SA 7.750 N/A 414,514
600,000 (b),(d) Banco Santander SA 9.625 N/A 708,643
600,000 (b),(d) Banco Santander SA 4.750 N/A 586,816
600,000 (b),(d) Banco Santander SA 8.000 N/A 645,628
1,225,000 (b),(c) Bank of America Corp 6.625 N/A 1,254,465
350,000 (b),(c) Bank of America Corp 6.300 N/A 351,371
100,000 (b),(c) Bank of America Corp 6.125 N/A 100,868
41,000 (b),(c) Bank of America Corp 4.375 N/A 40,016
400,000 (c) Bank of Montreal 7.700 05/26/84 418,462
400,000 (c) Bank of Montreal 7.300 11/26/84 415,046
200,000 (c) Bank of Nova Scotia/The 8.000 01/27/84 213,203
402,000 (b),(d) Barclays PLC 8.000 N/A 426,056
800,000 (b),(d) Barclays PLC 9.625 N/A 903,664
200,000 (b),(d) Barclays PLC 7.625 N/A 203,734
483,000 (b),(d),(e) BNP Paribas SA 9.250 N/A 519,851
650,000 (b),(d),(e) BNP Paribas SA 8.000 N/A 695,480
400,000 (b),(d),(e) BNP Paribas SA 7.750 N/A 423,071
891,000 (b),(d),(e) BNP Paribas SA 8.500 N/A 950,058
200,000 (c) Canadian Imperial Bank of Commerce 6.950 01/28/85 201,075
275,000 (c) Canadian Imperial Bank of Commerce 7.000 10/28/85 277,475
135,000 (b),(c) Citigroup Inc 6.950 N/A 136,094
600,000 (b),(c) Citigroup Inc 7.000 N/A 623,378
465,000 (b),(c) Citigroup Inc 7.125 N/A 475,582
125,000 (b),(c) Citigroup Inc 6.875 N/A 126,063
559,000 (b),(c) Citigroup Inc 7.375 N/A 580,723
446,000 (b),(c) Citigroup Inc 7.625 N/A 465,264
250,000 (b),(c),(f) Citizens Financial Group Inc (TSFR3M + 3.419%) 7.704 N/A 250,031
723,000 (b),(d),(e) Credit Agricole SA 6.700 N/A 723,271
918,000 (b),(d) HSBC Holdings PLC 8.000 N/A 970,639
800,000 (b),(d) HSBC Holdings PLC 6.875 N/A 824,521
500,000 (b),(d) HSBC Holdings PLC 6.950 N/A 512,970
435,000 (b),(c) Huntington Bancshares Inc/OH 5.625 N/A 445,600
600,000 (b),(d) ING Groep NV 5.750 N/A 598,096
988,000 (b),(d) ING Groep NV 7.500 N/A 1,029,602
809,000 (b),(c) JPMorgan Chase & Co 3.650 N/A 795,567
400,000 (b),(c) JPMorgan Chase & Co 6.500 N/A 410,034
868,000 (b),(c) JPMorgan Chase & Co 6.875 N/A 907,210
187,000 (b),(c) KeyCorp 5.000 N/A 184,132
800,000 (b),(d) Lloyds Banking Group PLC 8.000 N/A 854,421
400,000 (b),(d) Lloyds Banking Group PLC 6.750 N/A 397,508
17,000 (b),(c) M&T Bank Corp 3.500 N/A 16,338
222,000 (b),(c) M&T Bank Corp 5.125 N/A 219,546
297,000 (b),(d) NatWest Group PLC 6.000 N/A 297,437
400,000 (b),(d) NatWest Group PLC 8.000 N/A 400,182
771,000 (b),(d) NatWest Group PLC 8.125 N/A 844,701
200,000 (b),(d) NatWest Group PLC 7.300 N/A 206,646
400,000 (b),(d),(e) Nordea Bank Abp 6.300 N/A 396,681
545,000 (b),(c) PNC Financial Services Group Inc/The 6.200 N/A 550,890
30,000 (b),(c) PNC Financial Services Group Inc/The 5.000 N/A 29,839
610,000 (b),(c) PNC Financial Services Group Inc/The 6.250 N/A 616,945
180,000 (b),(c) PNC Financial Services Group Inc/The 3.400 N/A 173,443
286,000 (b),(c) PNC Financial Services Group Inc/The 6.000 N/A 286,549
200,000 (c) Royal Bank of Canada 6.750 08/24/85 202,200

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS (continued)
$ 400,000 (b),(d),(e) Societe Generale SA 8.500 % N/A $ 423,908
377,000 (b),(d),(e) Societe Generale SA 9.375 N/A 403,500
800,000 (b),(d),(e) Societe Generale SA 10.000 N/A 881,902
400,000 (c) Toronto-Dominion Bank/The 8.125 10/31/82 421,635
160,000 (b),(c) Truist Financial Corp 5.100 N/A 157,485
328,000 (b),(c) Truist Financial Corp 6.669 N/A 327,787
176,000 (b),(c) US Bancorp 5.300 N/A 175,296
800,000 (b),(c) Wells Fargo & Co 6.850 N/A 828,657
951,000 (b),(c) Wells Fargo & Co 7.625 N/A 1,012,295
358,000 (b),(c) Wells Fargo & Co 3.900 N/A 354,660
TOTAL BANKS 31,214,753
CAPITAL GOODS - 0.4%
260,000 (b),(c) Air Lease Corp 6.000 N/A 255,406
TOTAL CAPITAL GOODS 255,406
ENERGY - 7.1%
315,000 (c) Enbridge Inc 6.000 01/15/77 314,642
198,000 (c) Enbridge Inc 5.750 07/15/80 196,020
239,000 (c) Enbridge Inc 7.625 01/15/83 253,684
955,000 (c) Enbridge Inc 8.500 01/15/84 1,075,583
322,000 (b),(c) Energy Transfer LP 7.125 N/A 329,675
109,000 (b),(c) Energy Transfer LP 6.500 N/A 109,208
180,000 (b),(c) Energy Transfer LP 6.625 N/A 179,064
400,000 (c) Energy Transfer LP 8.000 05/15/54 426,114
470,000 (c),(e) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 488,301
203,000 (c) Transcanada Trust 5.500 09/15/79 199,165
300,000 (c) Transcanada Trust 5.600 03/07/82 291,738
37,000 (c) Transcanada Trust 5.875 08/15/76 36,923
125,000 (b),(c),(e) Venture Global LNG Inc 9.000 N/A 125,032
TOTAL ENERGY 4,025,149
FINANCIAL SERVICES - 12.1%
1,315,000 (c) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 1,375,754
222,000 (b),(c) Ally Financial Inc 4.700 N/A 202,507
85,000 (b),(c) Capital One Financial Corp 5.500 N/A 84,053
600,000 (b),(d) Deutsche Bank AG 8.130 N/A 629,100
179,000 (b),(c) Goldman Sachs Group Inc/The 7.500 N/A 189,069
282,000 (b),(c) Goldman Sachs Group Inc/The 5.300 N/A 281,208
250,000 (b),(c) Goldman Sachs Group Inc/The 7.500 N/A 261,208
500,000 (b),(c) Goldman Sachs Group Inc/The 6.125 N/A 494,430
600,000 (b),(c) Goldman Sachs Group Inc/The 6.850 N/A 612,756
200,000 (b),(d) Nomura Holdings Inc 7.000 N/A 202,511
177,000 (b),(c) State Street Corp 6.700 N/A 182,486
1,043,000 (b),(d),(e) UBS Group AG 9.250 N/A 1,222,608
400,000 (b),(d),(e) UBS Group AG 7.750 N/A 426,378
300,000 (b),(d),(e) UBS Group AG 9.250 N/A 329,259
200,000 (b),(d),(e) UBS Group AG 7.000 N/A 200,000
150,000 (b),(c) Voya Financial Inc 7.758 N/A 158,475
TOTAL FINANCIAL SERVICES 6,851,802
FOOD, BEVERAGE & TOBACCO - 0.7%
450,000 (b),(c),(e) Land O' Lakes Inc 7.250 N/A 385,286
TOTAL FOOD, BEVERAGE & TOBACCO 385,286
HEALTH CARE EQUIPMENT & SERVICES - 0.3%
200,000 (c) CVS Health Corp 6.750 12/10/54 200,166
TOTAL HEALTH CARE EQUIPMENT & SERVICES 200,166
INSURANCE - 9.3%
1,362,000 (c) Assurant Inc 7.000 03/27/48 1,391,171
89,000 (c) AXIS Specialty Finance LLC 4.900 01/15/40 85,621
1,000,000 (c) Corebridge Financial Inc 6.375 09/15/54 998,399
50,000 (c),(e) Enstar Group Ltd 7.500 04/01/45 51,636
104,000 (c),(e) MetLife Inc 9.250 04/08/38 123,051
23,000 (b),(c) MetLife Inc 5.875 N/A 23,391
400,000 (c) MetLife Inc 6.350 03/15/55 410,583
84,000 (c) PartnerRe Finance B LLC 4.500 10/01/50 78,067

Portfolio of Investments July 31, 2025
(continued)
NPFI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE (continued)
$ 500,000 (b),(d) Phoenix Group Holdings PLC 8.500 % N/A $ 527,500
107,000 (c) Prudential Financial Inc 3.700 10/01/50 97,685
125,000 (c) Prudential Financial Inc 5.125 03/01/52 121,091
225,000 (c) Prudential Financial Inc 6.500 03/15/54 233,676
550,000 (c) Reinsurance Group of America Inc 6.650 09/15/55 550,268
650,000 (b),(c),(e) SBL Holdings Inc 6.500 N/A 604,768
TOTAL INSURANCE 5,296,907
MEDIA & ENTERTAINMENT - 0.1%
38,000 (c) Paramount Global 6.375 03/30/62 37,430
TOTAL MEDIA & ENTERTAINMENT 37,430
TELECOMMUNICATION SERVICES - 1.7%
200,000 (c) Bell Telephone Co of Canada or Bell Canada 7.000 09/15/55 202,978
375,000 (c) Rogers Communications Inc 7.125 04/15/55 383,739
150,000 (c) TELUS Corp 7.000 10/15/55 151,862
73,000 (c) Vodafone Group PLC 7.000 04/04/79 76,284
170,000 (c) Vodafone Group PLC 4.125 06/04/81 156,557
TOTAL TELECOMMUNICATION SERVICES 971,420
UTILITIES - 8.4%
285,000 (c) AES Corp/The 7.600 01/15/55 287,863
200,000 (c) AES Corp/The 6.950 07/15/55 192,704
400,000 (c),(e) AltaGas Ltd 7.200 10/15/54 403,065
86,000 (c) American Electric Power Co Inc 3.875 02/15/62 82,930
125,000 (c) CMS Energy Corp 6.500 06/01/55 126,039
302,000 (c) Dominion Energy Inc 7.000 06/01/54 322,176
180,000 (c) Duke Energy Corp 6.450 09/01/54 185,331
335,000 (c) Entergy Corp 7.125 12/01/54 346,818
1,000,000 (c) EUSHI Finance Inc 7.625 12/15/54 1,044,827
659,000 (c) NextEra Energy Capital Holdings Inc 6.750 06/15/54 687,584
400,000 (c) PG&E Corp 7.375 03/15/55 385,993
84,000 (c) Sempra 4.125 04/01/52 81,116
300,000 (c) Sempra 6.550 04/01/55 289,467
100,000 (b),(c),(e) Vistra Corp 8.000 N/A 102,072
19,000 (b),(c),(e) Vistra Corp 7.000 N/A 19,186
200,000 (b),(c),(e) Vistra Corp 8.875 N/A 216,756
TOTAL UTILITIES 4,773,927
TOTAL CORPORATE BONDS
(Cost $53,904,160) 54,966,010
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
617443 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.1% 617443
250,000 CoBank ACB 7.250 07/01/74 257,028
250,000 (e) Farm Credit Bank of Texas 7.750 09/15/73 258,915
100,000 Farm Credit Bank of Texas 7.000 09/15/73 101,500
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $605,642) 617,443
TOTAL LONG-TERM INVESTMENTS
(Cost $54,509,802) 55,583,453
OTHER ASSETS & LIABILITIES, NET - 2.2% 1,244,707
NET ASSETS - 100% $ 56,828,160
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(b) Perpetual security. Maturity date is not applicable.
(c) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
61.6% of Total Investments.
(d) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 37.3% of Total Investments.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $10,374,035 or 18.7% of Total Investments.

See Notes to Financial Statements
(f) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Portfolio of Investments July 31, 2025
NSCR
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 99.5%
COMMUNICATION SERVICES - 10.0%
650 Alphabet Inc, Class A $ 124,735
508 Alphabet Inc, Class C 97,973
442 Meta Platforms Inc 341,860
787 Walt Disney Co/The 93,740
TOTAL COMMUNICATION SERVICES 658,308
CONSUMER DISCRETIONARY - 10.2%
1,350 (a) Amazon.com Inc 316,049
15 (a) AutoZone Inc 56,526
1,789 (a) Carnival Corp 53,259
1,071 (a) Chipotle Mexican Grill Inc 45,924
278 Expedia Group Inc 50,101
89 Home Depot Inc/The 32,708
184 (a) Tesla Inc 56,722
495 TJX Cos Inc/The 61,642
TOTAL CONSUMER DISCRETIONARY 672,931
CONSUMER STAPLES - 2.9%
1,185 Altria Group Inc 73,399
126 Costco Wholesale Corp 118,395
TOTAL CONSUMER STAPLES 191,794
ENERGY - 0.5%
208 Chevron Corp 31,541
TOTAL ENERGY 31,541
FINANCIALS - 14.0%
208 Ameriprise Financial Inc 107,784
533 Arch Capital Group Ltd 45,870
892 Bank of New York Mellon Corp/The 90,493
1,425 Citigroup Inc 133,523
561 KKR & Co Inc 82,231
277 Mastercard Inc, Class A 156,912
268 Progressive Corp/The 64,867
419 Visa Inc, Class A 144,752
1,135 Wells Fargo & Co 91,515
TOTAL FINANCIALS 917,947
HEALTH CARE - 6.3%
86 (a) Alnylam Pharmaceuticals Inc 33,733
830 (a) Boston Scientific Corp 87,084
637 (a) Edwards Lifesciences Corp 50,520
89 Eli Lilly & Co 65,866
422 Johnson & Johnson 69,520
381 (a) Veeva Systems Inc, Class A 108,280
TOTAL HEALTH CARE 415,003
INDUSTRIALS - 14.5%
752 Carrier Global Corp 51,602
157 Cummins Inc 57,716
342 Eaton Corp PLC 131,574
430 Howmet Aerospace Inc 77,301
136 Parker-Hannifin Corp 99,539
874 RTX Corp 137,716
280 Trane Technologies PLC 122,663
29 TransDigm Group Inc 46,645
1,118 (a) Uber Technologies Inc 98,105
149 United Rentals Inc 131,558
TOTAL INDUSTRIALS 954,419
INFORMATION TECHNOLOGY - 36.8%
1,500 Apple Inc 311,355
787 Broadcom Inc 231,142
1,652 Cisco Systems Inc 112,468

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
INFORMATION TECHNOLOGY (continued)
4,743 Gen Digital Inc $ 139,871
208 Intuit Inc 163,307
91 KLA Corp 79,992
1,034 Lam Research Corp 98,064
1,058 Microsoft Corp 564,443
3,056 NVIDIA Corp 543,571
420 (a) Palantir Technologies Inc, Class A 66,507
328 Salesforce Inc 84,732
124 (a) Snowflake Inc 27,714
TOTAL INFORMATION TECHNOLOGY 2,423,166
MATERIALS - 2.2%
1,273 Freeport-McMoRan Inc 51,226
209 (a) Linde PLC 96,194
TOTAL MATERIALS 147,420
UTILITIES - 2.1%
1,237 American Electric Power Co Inc 139,954
TOTAL UTILITIES 139,954
TOTAL COMMON STOCKS
(Cost $5,380,916) 6,552,483
TOTAL LONG-TERM INVESTMENTS
(Cost $5,380,916) 6,552,483
OTHER ASSETS & LIABILITIES, NET - 0.5% 29,894
NET ASSETS - 100% $ 6,582,377
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Portfolio of Investments July 31, 2025
NUSB
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 72.1%
CORPORATE DEBT - 55.9%
FINANCIALS - 26.4%
$ 750,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.450% 10/01/25 $ 749,594
1,000,000 Allstate Corp/The 3.280 12/15/26 984,536
1,520,000 (a) American Express Co (SOFR + 0.750%) 5.157 04/23/27 1,524,126
1,000,000 Aon North America Inc 5.125 03/01/27 1,009,575
1,500,000 Bank of America Corp 3.559 04/23/27 1,488,358
1,410,000 (a) Bank of Montreal (SOFR Compounded Index + 0.880%) 5.743 09/10/27 1,414,218
750,000 Bank of New York Mellon Corp/The 4.587 04/20/27 750,913
1,555,000 Bank of New York Mellon Corp/The 4.947 04/26/27 1,559,787
2,085,000 Charles Schwab Corp/The 0.900 03/11/26 2,039,543
1,275,000 (a) Citibank NA (SOFR Compounded Index + 0.590%) 5.003 04/30/26 1,277,722
875,000 Citigroup Inc 5.610 09/29/26 876,067
750,000 (a),(b) Corebridge Global Funding (SOFR + 0.750%) 5.146 01/07/28 748,642
1,000,000 ERP Operating LP 2.850 11/01/26 980,215
1,320,000 Goldman Sachs Group Inc/The 5.798 08/10/26 1,320,261
1,500,000 Goldman Sachs Group Inc/The 1.431 03/09/27 1,470,750
1,000,000 (a) Huntington National Bank/The (SOFR + 0.720%) 5.118 04/12/28 999,744
1,668,000 JPMorgan Chase & Co 6.070 10/22/27 1,698,225
1,000,000 (a) Marsh & McLennan Cos Inc (SOFR Compounded Index +
0.700%)
5.043 11/08/27 1,004,999
1,285,000 (a),(b) Massachusetts Mutual Life Insurance Co (SOFR + 0.740%) 5.137 04/09/27 1,291,354
1,320,000 Morgan Stanley 5.050 01/28/27 1,322,406
1,250,000 (a) Morgan Stanley Private Bank NA (SOFR + 0.770%) 5.128 07/06/28 1,251,912
995,000 (a),(b) New York Life Global Funding (SOFR + 0.670%) 5.066 04/02/27 999,043
700,000 PNC Bank NA 4.543 05/13/27 699,140
1,400,000 Prologis LP 3.250 06/30/26 1,385,259
2,055,000 (a) Royal Bank of Canada (SOFR Compounded Index + 1.080%) 5.483 07/20/26 2,070,312
1,400,000 Simon Property Group LP 3.300 01/15/26 1,392,212
1,000,000 (a) State Street Corp (SOFR + 0.640%) 5.045 10/22/27 1,001,587
1,000,000 (a) Toronto-Dominion Bank/The (SOFR + 0.620%) 5.004 12/17/26 1,003,280
1,250,000 (a) Truist Bank (SOFR + 0.770%) 5.133 07/24/28 1,252,135
750,000 UBS AG/Stamford CT 4.864 01/10/28 754,715
1,275,000 (a) UnitedHealth Group Inc (SOFR + 0.500%) 4.899 07/15/26 1,277,910
1,000,000 Ventas Realty LP 3.850 04/01/27 989,076
1,520,000 Wells Fargo Bank NA 4.811 01/15/26 1,522,161
TOTAL FINANCIALS 40,109,777
INDUSTRIAL - 22.9%
810,000 (a) American Honda Finance Corp (SOFR Compounded Index +
0.720%)
5.115 10/05/26 811,521
1,725,000 AT&T Inc 2.950 07/15/26 1,701,108
1,000,000 BAT Capital Corp 3.557 08/15/27 981,437
395,000 (a),(b) BMW US Capital LLC (SOFR Compounded Index + 0.550%) 4.946 04/02/26 395,297
1,000,000 Broadcom Inc 3.459 09/15/26 990,141
1,000,000 Carrier Global Corp 2.493 02/15/27 972,493
1,410,000 (a) Caterpillar Financial Services Corp (SOFR + 0.690%) 5.092 10/16/26 1,417,415
720,000 (a) Caterpillar Financial Services Corp (SOFR + 0.520%) 4.870 05/14/27 721,129
1,275,000 CVS Health Corp 5.000 02/20/26 1,276,102
1,250,000 Gilead Sciences Inc 2.950 03/01/27 1,224,749
645,000 (a) Home Depot Inc/The (SOFR + 0.330%) 4.717 12/24/25 645,474
1,320,000 Intel Corp 4.875 02/10/26 1,320,731
1,000,000 (a) John Deere Capital Corp (SOFR + 0.500%) 4.869 03/06/28 1,002,220
1,250,000 (a) Keurig Dr Pepper Inc (SOFR + 0.580%) 4.933 11/15/26 1,252,959
1,000,000 L3Harris Technologies Inc 3.850 12/15/26 991,305
1,410,000 Magna International Inc 4.150 10/01/25 1,408,501
1,000,000 (b) Mars Inc 4.450 03/01/27 1,001,401
1,250,000 McDonald's Corp 3.500 03/01/27 1,233,886
1,000,000 O'Reilly Automotive Inc 5.750 11/20/26 1,014,666
1,000,000 Otis Worldwide Corp 2.293 04/05/27 965,602
1,250,000 Philip Morris International Inc 4.750 02/12/27 1,256,924
1,400,000 Republic Services Inc 2.900 07/01/26 1,382,490

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 1,250,000 Roper Technologies Inc 3.800% 12/15/26 $ 1,238,568
1,000,000 RTX Corp 2.650 11/01/26 978,428
1,000,000 (a),(b) Siemens Funding BV (SOFR + 0.640%) 5.001 05/26/28 1,002,380
1,000,000 Sysco Corp 3.300 07/15/26 988,583
750,000 T-Mobile USA Inc 2.625 04/15/26 739,375
1,065,000 (a) Toyota Motor Credit Corp (SOFR + 0.450%) 4.801 05/15/26 1,065,932
1,290,000 (a) Toyota Motor Credit Corp (SOFR + 0.770%) 5.113 08/07/26 1,296,062
1,525,000 Trane Technologies Financing Ltd 3.500 03/21/26 1,515,043
1,000,000 (b) Volkswagen Group of America Finance LLC 4.950 03/25/27 1,001,945
1,000,000 Zimmer Biomet Holdings Inc 4.700 02/19/27 1,003,666
TOTAL INDUSTRIAL 34,797,533
UTILITY - 6.6%
325,000 DTE Electric Co 4.250 05/14/27 324,954
1,250,000 Duke Energy Progress LLC 4.350 03/06/27 1,251,420
1,725,000 National Rural Utilities Cooperative Finance Corp 4.450 03/13/26 1,723,947
1,275,000 (a) National Rural Utilities Cooperative Finance Corp (SOFR +
0.820%)
5.202 09/16/27 1,279,806
1,320,000 NextEra Energy Capital Holdings Inc 4.950 01/29/26 1,322,005
1,000,000 NextEra Energy Capital Holdings Inc 4.685 09/01/27 1,004,908
1,000,000 (b) Oncor Electric Delivery Co LLC 4.500 03/20/27 1,002,511
2,060,000 WEC Energy Group Inc 4.750 01/09/26 2,060,113
TOTAL UTILITY 9,969,664
TOTAL CORPORATE DEBT
(Cost $84,825,696) 84,876,974
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 0.1%
GOVERNMENT AGENCY - 0.1%
50,000 Federal Home Loan Banks 0.700 08/26/25 49,873
75,000 Federal Home Loan Banks 1.375 09/30/25 74,621
25,000 Federal Home Loan Banks 1.250 12/15/25 24,711
TOTAL GOVERNMENT AGENCY 149,205
TOTAL GOVERNMENT RELATED
(Cost $149,001) 149,205
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 13.4%
130,273 BANK 2017-BNK6 3.289 07/15/60 129,181
570,969 Bank of America Merrill Lynch Commercial Mortgage Trust
2016-UBS10
2.903 07/15/49 566,568
349,167 Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3
3.366 02/15/50 346,429
205,000 Benchmark 2021-B30 Mortgage Trust 1.190 11/15/54 200,339
513,942 (a) BMW Vehicle Lease Trust (SOFR30A + 0.420%) 5.154 01/25/27 514,261
209,759 Carmax Auto Owner Trust 2022-4 5.340 08/16/27 210,362
50,075 (a) CarMax Auto Owner Trust 2024-2 (SOFR30A + 0.580%) 4.883 05/17/27 50,100
867,352 (a) CarMax Auto Owner Trust 2024-4 (SOFR30A + 0.450%) 4.754 12/15/27 868,062
114,446 CFCRE Commercial Mortgage Trust 2016-C4 3.014 05/10/58 113,628
107,729 CFCRE Commercial Mortgage Trust 2016-C6 3.060 11/10/49 107,298
84,607 (b) Chase Auto Owner Trust 2024-4 5.250 09/27/27 84,759
500,000 (a) Citibank Credit Card Issuance Trust (SOFR + 0.630%) 5.028 12/08/27 500,332
38,830 Citigroup Commercial Mortgage Trust 2016-C1 3.003 05/10/49 38,713
9,101 (a),(b) Citizens Auto Receivables Trust 2024-1 (SOFR30A + 0.600%) 4.904 10/15/26 9,102
52,612 (a) CNH Equipment Trust 2024-B (SOFR30A + 0.400%) 4.704 10/15/27 52,619
514,367 (a) CNH Equipment Trust 2024-C (SOFR30A + 0.420%) 4.724 02/18/28 514,560
76,455 COMM 2015-CCRE26 Mortgage Trust 3.630 10/10/48 76,193
3,105 COMM 2015-LC23 Mortgage Trust 3.521 10/10/48 3,101
597,191 COMM 2016-CR28 Mortgage Trust 3.651 02/10/49 592,040
259,446 CSAIL 2016-C5 Commercial Mortgage Trust 3.757 11/15/48 258,359
283,751 DBJPM 2016-C3 Mortgage Trust 2.632 08/10/49 279,236

Portfolio of Investments July 31, 2025
(continued)
NUSB

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 187,063 (b) DLLMT 2024-1 LLC 5.080% 02/22/27 $ 187,414
991,737 (a),(b) ELP Commercial Mortgage Trust 2021-ELP (TSFR1M + 0.815%) 4.114 11/15/38 991,392
129,257 (a) Ford Credit Auto Lease Trust 2024-B (SOFR30A + 0.400%) 4.704 02/15/27 129,322
26,428 (a) Ford Credit Auto Owner Trust 2024-A (SOFR30A + 0.360%) 4.664 01/15/27 26,431
380,505 (a) Ford Credit Auto Owner Trust 2024-C (SOFR30A + 0.400%) 4.704 08/15/27 380,710
151,976 GM Financial Automobile Leasing Trust 2024-2 5.430 09/21/26 152,265
544,588 (a) GM Financial Automobile Leasing Trust 2024-3 (SOFR30A +
0.470%)
4.772 01/20/27 544,886
34,844 (a) GM Financial Consumer Automobile Receivables Trust 2024-2
(SOFR30A + 0.390%)
4.694 03/16/27 34,855
516,900 (a) GM Financial Consumer Automobile Receivables Trust 2024-4
(SOFR30A + 0.400%)
4.704 10/18/27 517,204
128,107 (a) GS Mortgage Securities Trust 2016-GS4 3.278 11/10/49 127,325
1,400,000 (b) Hyundai Auto Lease Securitization Trust 2025-C 4.370 01/18/28 1,399,674
30,600 (a) Hyundai Auto Receivables Trust 2024-A (SOFR30A + 0.420%) 4.724 04/15/27 30,613
580,195 (a) Hyundai Auto Receivables Trust 2024-C (SOFR30A + 0.400%) 4.704 09/15/27 580,549
1,000,000 Hyundai Auto Receivables Trust 2025-A 4.330 12/15/27 999,120
35,439 (a) John Deere Owner Trust 2024 (SOFR30A + 0.370%) 4.674 02/16/27 35,449
316,270 JPMBB Commercial Mortgage Securities Trust 2015-C33 3.770 12/15/48 314,865
1,000,000 (b) Kubota Credit Owner Trust 2025-2 4.480 04/17/28 1,001,518
244,318 (a),(b) MHC Commercial Mortgage Trust 2021-MHC (TSFR1M +
0.915%)
5.257 04/15/38 244,411
38,916 Morgan Stanley Capital I Trust 2016-UBS11 2.606 08/15/49 38,612
83,985 Morgan Stanley Capital I Trust 2016-UBS12 3.436 12/15/49 83,057
128,000 Morgan Stanley Capital I Trust 2016-UBS9 3.594 03/15/49 126,776
149,281 Morgan Stanley Capital I Trust 2021-L5 0.785 05/15/54 146,907
306,432 Morgan Stanley Capital I Trust 2021-L7 0.881 10/15/54 299,417
200,744 (a),(b) Porsche Innovative Lease Owner Trust 2024-1 (SOFR30A +
0.520%)
4.822 01/20/27 200,859
424,143 (a),(b) Porsche Innovative Lease Owner Trust 2024-2 (SOFR30A +
0.440%)
0.000 12/21/26 424,319
950 (a),(b) Tesla Auto Lease Trust 2024-A (SOFR30A + 0.500%) 4.802 06/22/26 950
683,777 (a),(b) Tesla Auto Lease Trust 2024-B (SOFR30A + 0.590%) 4.892 01/20/27 684,155
101,254 (a) Toyota Auto Receivables 2024-C Owner Trust (SOFR30A +
0.370%)
4.674 05/17/27 101,285
676,403 Toyota Auto Receivables 2024-D Owner Trust 4.550 08/16/27 676,488
262,769 (a),(b) Toyota Lease Owner Trust 2024-B (SOFR30A + 0.440%) 4.742 02/22/27 262,773
25,397 UBS Commercial Mortgage Trust 2017-C1 3.256 06/15/50 25,204
39,215 UBS Commercial Mortgage Trust 2017-C4 3.366 10/15/50 38,775
100,000 (a) Verizon Master Trust (SOFR30A + 0.650%) 4.952 12/20/28 100,147
302,402 (a) Volkswagen Auto Lease Trust 2024-A (SOFR30A + 0.470%) 4.772 12/21/26 302,521
430,375 (b) Volvo Financial Equipment LLC Series 2024-1 4.560 05/17/27 430,410
1,216 (a) Wells Fargo Commercial Mortgage Trust 2015-NXS2 3.767 07/15/58 1,208
976,462 Wells Fargo Commercial Mortgage Trust 2015-NXS3 3.617 09/15/57 974,239
81,480 Wells Fargo Commercial Mortgage Trust 2015-P2 3.541 12/15/48 81,155
6,161 Wells Fargo Commercial Mortgage Trust 2015-P2 3.656 12/15/48 6,148
365,000 Wells Fargo Commercial Mortgage Trust 2016-C33 3.426 03/15/59 361,902
66,956 Wells Fargo Commercial Mortgage Trust 2016-C35 2.788 07/15/48 66,758
5,589 World Omni Auto Receivables Trust 2023-D 5.910 02/16/27 5,591
162,107 (a) World Omni Auto Receivables Trust 2024-C (SOFR30A +
0.470%)
4.774 01/18/28 162,184
1,500,000 (a) World Omni Auto Receivables Trust 2025-B (SOFR30A + 0.470%) 4.774 08/15/28 1,501,941
62,705 (a) World Omni Automobile Lease Securitization Trust 2024-A
(SOFR30A + 0.430%)
4.734 02/16/27 62,729
TOTAL SECURITIZED
(Cost $20,320,954) 20,379,755

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 2.7%
$ 4,055,000 United States Treasury Note/Bond 4.625% 02/28/26 $ 4,061,431
TOTAL U.S. TREASURY
(Cost $4,064,544) 4,061,431
TOTAL LONG-TERM INVESTMENTS
(Cost $109,360,195) 109,467,365
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 27.9%
CERTIFICATE OF DEPOSIT - 0.8%
1,250,000 (a) Nordea Bank Abp/New York NY (SOFR + 0.170%) 4.430 08/19/25 1,250,063
TOTAL CERTIFICATE OF DEPOSIT
(Cost $1,249,993) 1,250,063
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL PAPER - 20.3%
285,000 ABN AMRO Funding USA LLC 0.000 09/02/25 283,850
270,000 American Honda Finance Corp 0.000 09/05/25 268,757
648,000 American Honda Finance Corp 0.000 08/08/25 647,345
1,000,000 (b) ANZ New Zealand Int'l Ltd/London 0.000 10/28/25 989,441
1,500,000 AstraZeneca PLC 0.000 10/06/25 1,487,388
1,260,000 (b) Atlantic Asset Securitization LLC 0.000 09/22/25 1,251,848
1,035,000 (b) Atlantic Asset Securitization LLC 0.000 10/16/25 1,025,269
1,250,000 (b) Barton Capital SA 0.000 09/24/25 1,241,642
1,250,000 (b) BP Capital Markets PLC 0.000 08/15/25 1,247,700
1,400,000 Danske Bank A/S 0.000 08/01/25 1,399,831
570,000 Danske Bank A/S 0.000 10/27/25 563,882
1,000,000 Dow Chemical Co/The 0.000 09/25/25 992,804
250,000 Dow Chemical Co/The 0.000 09/26/25 248,169
1,000,000 Duke Energy Corp 0.000 09/22/25 993,312
750,000 Duke Energy Corp 0.000 08/04/25 749,626
500,000 Eastman Chemical Co 0.000 08/05/25 499,684
1,000,000 Fiserv Inc 0.000 08/08/25 998,984
500,000 Fiserv Inc 0.000 08/04/25 499,747
1,000,000 (b) Honeywell International Inc 0.000 09/09/25 995,170
1,500,000 (b) Honeywell International Inc 0.000 08/06/25 1,498,920
1,250,000 Kentucky Utilities Co 0.000 08/11/25 1,248,256
393,000 L3Harris Technologies Inc 0.000 08/07/25 392,652
1,315,000 (b) La Fayette Asset Securitization LLC 0.000 09/18/25 1,307,147
250,000 (b) McDonald's Corp 0.000 08/12/25 249,620
1,250,000 Medtronic Global Holdings SCA 0.000 08/22/25 1,246,591
1,000,000 (b) MetLife Short Term Funding LLC 0.000 08/20/25 997,572
270,000 (b) National Bank of Canada 0.000 11/04/25 266,862
750,000 (b) Nestle Finance International Ltd 0.000 08/15/25 748,652
1,000,000 Royal Bank of Canada 0.000 10/03/25 992,258
1,250,000 Salisbury Receivables Co LLC 0.000 10/24/25 1,237,024
1,250,000 (b) Sheffield Receivables Co LLC 0.000 10/09/25 1,239,350
756,000 TotalEnergies Capital SA 0.000 10/17/25 748,835
1,250,000 TotalEnergies Capital SA 0.000 09/16/25 1,242,859
1,000,000 VW Credit Inc 0.000 09/24/25 992,980
TOTAL COMMERCIAL PAPER
(Cost $30,797,546) 30,794,027
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE DEBT - 6.6%
FINANCIALS - 1.3%
1,000,000 Air Lease Corp 2.875 01/15/26 991,308
1,000,000 Federal Realty OP LP 1.250 02/15/26 981,221
TOTAL FINANCIALS 1,972,529

Portfolio of Investments July 31, 2025
(continued)
NUSB

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL - 2.6%
$ 1,250,000 American Tower Corp 4.400% 02/15/26 $ 1,248,171
1,250,000 Comcast Corp 3.150 03/01/26 1,239,609
1,535,000 Lowe's Cos Inc 4.400 09/08/25 1,534,368
TOTAL INDUSTRIAL 4,022,148
UTILITY - 2.7%
2,060,000 Entergy Corp 0.900 09/15/25 2,050,568
2,060,000 Public Service Enterprise Group Inc 0.800 08/15/25 2,056,912
TOTAL UTILITY 4,107,480
TOTAL CORPORATE DEBT
(Cost $10,103,712) 10,102,157
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
REPURCHASE AGREEMENTS - 0.2%
279,000 (c) Fixed Income Clearing Corp (FICC) 4.360 08/01/25 $ 279,000
TOTAL REPURCHASE AGREEMENTS
(Cost $279,000) 279,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $42,430,251) 42,425,247
TOTAL INVESTMENTS - 100.0%
(Cost $151,790,446) 151,892,612
OTHER ASSETS & LIABILITIES, NET - (0.0)% (49,221)
NET ASSETS - 100% $ 151,843,391
SOFR Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $26,423,503 or 17.4% of Total Investments.
(c) Agreement with Fixed Income Clearing Corp (FICC), 4.360% dated 7/31/25 to be repurchased at $282,834 on 8/1/25, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 3/31/29, valued at $284,635.

Statement of Assets and Liabilities
See Notes to Financial Statements

July 31, 2025 NCLO NCPB NUAG NUSA NUHY
ASSETS
Long-term investments, at value
†‡
$ 104,655,478 $ 53,917,063 $ 57,497,853 $ 32,185,043 $ 94,797,466
Short-term investments, at value
◊
— 396,276 — — —
Investments purchased with collateral from securities lending, at value
(cost approximates value) — — 189,582 38,538 2,996,682
Cash 1,866,786 769,991 754,647 109,075 914,697
Receivables:
Interest 276,883 489,917 564,469 269,069 1,652,807
Investments sold — 215,027 984,049 718,429 1,696,528
Securities lending income — — 637 102 4,544
Other 152 230 2,086 539 1,585
Total assets 106,799,299 55,788,504 59,993,323 33,320,795 102,064,309
LIABILITIES
Payables:
Management fees 21,085 14,405 8,931 4,013 24,218
Collateral from securities lending — — 189,582 38,538 2,996,682
Interest — 168 1,960 68 30,622
Investments purchased - regular settlement — 190,973 1,098,203 698,071 1,998,418
Investments purchased - when-issued/delayed-delivery settlement 5,000,000 — 50,499 — —
Accrued expenses:
Professional fees 166 100 134 78 245
Trustees fees 1,051 635 651 332 1,022
Other 153 231 2,088 541 1,584
Total liabilities 5,022,455 206,512 1,352,048 741,641 5,052,791
Net assets $ 101,776,844 $ 55,581,992 $ 58,641,275 $ 32,579,154 $ 97,011,518
Shares outstanding 4,050,000 2,225,000 2,800,000 1,400,000 4,500,000
Net asset value ("NAV") per share $ 25.13 $ 24.98 $ 20.94 $ 23.27 $ 21.56
NET ASSETS CONSIST OF:
Paid-in capital 101,252,617 55,905,457 86,955,639 34,755,513 109,708,519
Total distributable earnings (loss) 524,227 (323,465) (28,314,364) (2,176,359) (12,697,001)
Net assets $ 101,776,844 $ 55,581,992 $ 58,641,275 $ 32,579,154 $ 97,011,518
Authorized shares Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01
†
   Long-term investments, cost $ 104,680,865 $ 53,827,378 $ 58,882,673 $ 32,120,896 $ 93,774,332
◊
   Short-term investments, cost $ – $ 395,572 $ – $ – $ –
‡   Includes securities loaned of $ — $ — $ 182,879 $ 37,507 $ 2,863,374

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

July 31, 2025 NUBD NPFI NSCR NUSB
ASSETS
Long-term investments, at value
†‡
$ 397,086,928 $ 55,583,453 $ 6,552,483 $ 109,467,365
Short-term investments, at value
◊
— — — 42,425,247
Investments purchased with collateral from securities lending, at value (cost approximates value) 917,674 — — —
Cash 3,208,625 337,237 31,593 24,360
Receivables:
Dividends — — 852 —
Interest 3,312,697 874,076 — 953,498
Investments sold 3,337,673 261,550 — —
Securities lending income 662 — — —
Other 4,944 198 29 493
Total assets 407,869,203 57,056,514 6,584,957 152,870,963
LIABILITIES
Payables:
Management fees 50,652 27,344 2,469 21,883
Collateral from securities lending 917,674 — — —
Interest 32,876 — — —
Investments purchased - regular settlement 4,662,638 200,000 — 1,003,160
Investments purchased - when-issued/delayed-delivery settlement 50,000 — — —
Accrued expenses:
Professional fees 983 110 10 282
Trustees fees 4,320 704 72 1,754
Other 4,944 196 29 493
Total liabilities 5,724,087 228,354 2,580 1,027,572
Net assets $ 402,145,116 $ 56,828,160 $ 6,582,377 $ 151,843,391
Shares outstanding 18,200,000 2,175,000 220,000 6,000,000
Net asset value ("NAV") per share $ 22.10 $ 26.13 $ 29.92 $ 25.31
NET ASSETS CONSIST OF:
Paid-in capital 440,249,876 55,761,479 5,541,339 151,151,216
Total distributable earnings (loss) (38,104,760) 1,066,681 1,041,038 692,175
Net assets $ 402,145,116 $ 56,828,160 $ 6,582,377 $ 151,843,391
Authorized shares Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01
†
   Long-term investments, cost $ 422,882,437 $ 54,509,802 $ 5,380,916 $ 109,360,195
◊
   Short-term investments, cost $ – $ – $ – $ 42,430,251
‡   Includes securities loaned of $ 889,023 $ — $ — $ —

Statement of Operations
See Notes to Financial Statements

Year Ended July 31, 2025
NCLO
1
NCPB NUAG NUSA NUHY
INVESTMENT INCOME
Interest 3,486,955 2,840,153 2,056,475 1,177,530 6,135,638
Securities lending income, net — — 1,573 404 68,484
Tax withheld on income — (24) — — —
Total investment income 3,486,955 2,840,129 2,058,048 1,177,934 6,204,122
EXPENSES
Management fees 133,251 156,836 84,532 43,576 278,691
Professional fees 430 678 198 76 127
Trustees fees 2,410 2,015 1,528 1,019 3,356
Total expenses 136,091 159,529 86,258 44,671 282,174
Net investment income (loss) 3,350,864 2,680,600 1,971,790 1,133,263 5,921,948
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (23,082) (296,010) (16,754) 67,727 153,339
In-kind redemptions — (13,077) (22,723) 135,378 63,782
Net realized gain (loss) (23,082) (309,087) (39,477) 203,105 217,121
Change in unrealized appreciation (depreciation) on:
Investments (25,387) (476,887) 59,180 56,870 1,121,409
Foreign currency translations — 1 — — —
Net change in unrealized appreciation (depreciation) (25,387) (476,886) 59,180 56,870 1,121,409
Net realized and unrealized gain (loss) (48,469) (785,973) 19,703 259,975 1,338,530
Net increase (decrease) in net assets from
operations $ 3,302,395 $ 1,894,627 $ 1,991,493 $ 1,393,238 $ 7,260,478

Statement of Operations
(continued)
See Notes to Financial Statements

Year Ended July 31, 2025
NUBD NPFI NSCR NUSB
INVESTMENT INCOME
Dividends $ — $ — $ 71,778 $ —
Interest 15,443,841 3,093,193 — 6,352,584
Securities lending income, net 13,700 — — —
Tax withheld on income — — (71) —
Total investment income 15,457,541 3,093,193 71,707 6,352,584
EXPENSES
Management fees 602,227 271,979 26,739 230,306
Professional fees 2,243 554 5 1,355
Trustees fees 14,639 2,015 210 5,314
Total expenses 619,109 274,548 26,954 236,975
Net investment income (loss) 14,838,432 2,818,645 44,753 6,115,609
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (976,225) 1,740 (106,731) 79,328
In-kind redemptions (1,167,576) 145,083 8,240 —
Net realized gain (loss) (2,143,801) 146,823 (98,491) 79,328
Change in unrealized appreciation (depreciation) on:
Investments (848,681) 810,951 771,405 77,065
Net change in unrealized appreciation (depreciation) (848,681) 810,951 771,405 77,065
Net realized and unrealized gain (loss) (2,992,482) 957,774 672,914 156,393
Net increase (decrease) in net assets from operations $ 11,845,950 $ 3,776,419 $ 717,667 $ 6,272,002
1 For the period December 10, 2024 (commencement of operations) through July 31, 2025.

Statement of Changes in Net Assets
See Notes to Financial Statements

NCLO NCPB
For the period
12/10/24
(commencement
of operations)
through 7/31/25
Year Ended
7/31/25
For the period
3/5/24
(commencement
of operations)
through 7/31/24
OPERATIONS
Net investment income (loss) $ 3,350,864 $ 2,680,600 $ 692,557
Net realized gain (loss) (23,082) (309,087) (234,737)
Net change in unrealized appreciation (depreciation) (25,387) (476,886) 567,276
Net increase (decrease) in net assets from operations 3,302,395 1,894,627 1,025,096
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (2,778,168) (2,760,275) (497,480)
Total distributions (2,778,168) (2,760,275) (497,480)
FUND SHARE TRANSACTIONS
Subscriptions 103,757,038 19,004,830 40,030,789
Redemptions (2,504,421) (3,115,595) –
Net increase (decrease) from Fund share transactions 101,252,617 15,889,235 40,030,789
Net increase (decrease) in net assets 101,776,844 15,023,587 40,558,405
Net assets at the beginning of period – 40,558,405 –
Net assets at the end of period $ 101,776,844 $ 55,581,992 $ 40,558,405

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
NUAG NUSA
Year Ended
7/31/25
Year Ended
7/31/24
Year Ended
7/31/25
Year Ended
7/31/24
OPERATIONS
Net investment income (loss) $ 1,971,790 $ 1,242,529 $ 1,133,263 $ 1,199,681
Net realized gain (loss) (39,477) (961,100) 203,105 (441,373)
Net change in unrealized appreciation (depreciation) 59,180 1,942,257 56,870 970,403
Net increase (decrease) in net assets from operations 1,991,493 2,223,686 1,393,238 1,728,711
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (1,964,010) (1,385,020) (1,151,940) (1,275,430)
Total distributions (1,964,010) (1,385,020) (1,151,940) (1,275,430)
FUND SHARE TRANSACTIONS
Subscriptions 31,218,134 12,312,988 9,228,744 11,382,469
Redemptions (8,421,143) (10,351,166) (9,323,898) (20,491,350)
Net increase (decrease) from Fund share transactions 22,796,991 1,961,822 (95,154) (9,108,881)
Net increase (decrease) in net assets 22,824,474 2,800,488 146,144 (8,655,600)
Net assets at the beginning of period 35,816,801 33,016,313 32,433,010 41,088,610
Net assets at the end of period $ 58,641,275 $ 35,816,801 $ 32,579,154 $ 32,433,010

See Notes to Financial Statements

NUHY NUBD
Year Ended
7/31/25
Year Ended
7/31/24
Year Ended
7/31/25
Year Ended
7/31/24
OPERATIONS
Net investment income (loss) $ 5,921,948 $ 6,515,824 $ 14,838,432 $ 8,847,444
Net realized gain (loss) 217,121 (3,582,177) (2,143,801) (1,621,489)
Net change in unrealized appreciation (depreciation) 1,121,409 6,476,442 (848,681) 9,442,435
Net increase (decrease) in net assets from operations 7,260,478 9,410,089 11,845,950 16,668,390
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (6,076,470) (6,599,640) (14,741,660) (10,481,530)
Total distributions (6,076,470) (6,599,640) (14,741,660) (10,481,530)
FUND SHARE TRANSACTIONS
Subscriptions 14,948,488 16,620,534 75,648,374 102,065,429
Redemptions (8,342,559) (33,252,640) (39,329,376) (12,943,120)
Net increase (decrease) from Fund share transactions 6,605,929 (16,632,106) 36,318,998 89,122,309
Net increase (decrease) in net assets 7,789,937 (13,821,657) 33,423,288 95,309,169
Net assets at the beginning of period 89,221,581 103,043,238 368,721,828 273,412,659
Net assets at the end of period $ 97,011,518 $ 89,221,581 $ 402,145,116 $ 368,721,828

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
NPFI NSCR
Year Ended
7/31/25
For the period
3/5/24
(commencement
of operations)
through 7/31/24
Year Ended
7/31/25
For the period
3/5/24
(commencement
of operations)
through 7/31/24
OPERATIONS
Net investment income (loss) $ 2,818,645 $ 373,905 $ 44,753 $ 17,511
Net realized gain (loss) 146,823 128 (98,491) 4,869
Net change in unrealized appreciation (depreciation) 810,951 262,700 771,405 400,162
Net increase (decrease) in net assets from operations 3,776,419 636,733 717,667 422,542
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (2,925,131) (180,000) (92,379) –
Return of capital – (106,028) – –
Total distributions (2,925,131) (286,028) (92,379) –
FUND SHARE TRANSACTIONS
Subscriptions 49,043,314 16,890,171 503,781 5,520,319
Redemptions (10,307,318) – (235,890) (253,663)
Net increase (decrease) from Fund share transactions 38,735,996 16,890,171 267,891 5,266,656
Net increase (decrease) in net assets 39,587,284 17,240,876 893,179 5,689,198
Net assets at the beginning of period 17,240,876 – 5,689,198 –
Net assets at the end of period $ 56,828,160 $ 17,240,876 $ 6,582,377 $ 5,689,198

See Notes to Financial Statements

NUSB
Year Ended
7/31/25
For the period
3/5/24
(commencement
of operations)
through 7/31/24
OPERATIONS
Net investment income (loss) $ 6,115,609 $ 337,614
Net realized gain (loss) 79,328 (3,996)
Net change in unrealized appreciation (depreciation) 77,065 25,101
Net increase (decrease) in net assets from operations 6,272,002 358,719
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (5,691,048) (247,498)
Total distributions (5,691,048) (247,498)
FUND SHARE TRANSACTIONS
Subscriptions 139,990,999 26,933,619
Redemptions (14,521,266) (1,252,136)
Net increase (decrease) from Fund share transactions 125,469,733 25,681,483
Net increase (decrease) in net assets 126,050,687 25,792,704
Net assets at the beginning of period 25,792,704 –
Net assets at the end of period $ 151,843,391 $ 25,792,704

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NCLO
7/31/25
(d)
$ 25.00 $ 1.00 $ (0.03) $ 0.97 $ (0.84) $ — $ — $ (0.84) $ 25.13 $ 25.13
NCPB
7/31/25
25.35 1.28 (0.31) 0.97 (1.27) (0.07) — (1.34) 24.98 24.96
7/31/24
(f)
25.00 0.53 0.21 0.74 (0.39) — — (0.39) 25.35 25.35
NUAG
7/31/25
21.07 0.94 (0.12) 0.82 (0.95) — — (0.95) 20.94 20.96
7/31/24
20.64 0.77 0.52 1.29 (0.86) — — (0.86) 21.07 21.09
7/31/23
22.02 0.75 (1.30) (0.55) (0.83) — — (0.83) 20.64 20.68
7/31/22
25.17 0.39 (3.01) (2.62) (0.53) — — (0.53) 22.02 22.09
7/31/21
26.08 0.33 (0.55) (0.22) (0.69) — — (0.69) 25.17 25.18
NUSA
7/31/25
23.17 0.90 0.12 1.02 (0.92) — — (0.92) 23.27 23.28
7/31/24
22.83 0.87 0.39 1.26 (0.92) — — (0.92) 23.17 23.21
7/31/23
23.48 0.56 (0.58) (0.02) (0.63) — — (0.63) 22.83 22.83
7/31/22
25.29 0.31 (1.62) (1.31) (0.50) — — (0.50) 23.48 23.52
7/31/21
25.61 0.34 (0.08) 0.26 (0.58) — — (0.58) 25.29 25.31
NUHY
7/31/25
21.24 1.36 0.35 1.71 (1.39) — — (1.39) 21.56 21.58
7/31/24
20.61 1.42 0.63 2.05 (1.42) — — (1.42) 21.24 21.28
7/31/23
21.48 1.13 (0.65) 0.48 (1.35) — — (1.35) 20.61 20.68
7/31/22
24.71 1.02 (3.04) (2.02) (1.21) — — (1.21) 21.48 21.63
7/31/21
24.43 1.04 0.47 1.51 (1.23) — — (1.23) 24.71 24.78
(a)
Based on average shares outstanding.
(b)
Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the closing market price per share over the period, including the assumed reinvestment of distributions, if any, at the closing market price per share on each ex-dividend payment date during the period. Since shares of the Fund did not trade in the secondary market until after the Fund’s commencement of operations, for the period from the commencement of operations to the first day of market trading, the NAV is used as a proxy for the market price to calculate market price returns. Total returns are not annualized.
(c)
Does not include in-kind transactions.
(d)
For the period December 10, 2024 (commencement of operations) through July 31, 2025.
(e)
Annualized.
(f)
For the period March 5, 2024 (commencement of operations) through July 31, 2024.

See Notes to Financial Statements

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Market
Price
(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate
(c)
3.94% 3.93% $ 101,777 0.26%
(e)
6.29%
(e)
25%
3.88 3.85 55,582 0.31 5.13 143
2.99 2.99 40,558 0.30
(e)
5.32
(e)
34
4.05 3.98 58,641 0.20 4.51 47
6.44 6.38 35,817 0.21 3.76 48
(2.51) (2.62) 33,016 0.21 3.58 54
(10.50) (10.27) 165,182 0.20 1.65 81
(0.81) (0.64) 173,676 0.20 1.32 235
4.54 4.38 32,579 0.15 3.90 38
5.65 5.81 32,433 0.16 3.81 37
(0.08) (0.20) 41,089 0.20 2.43 78
(5.20) (5.13) 37,566 0.20 1.27 77
1.03 0.80 40,456 0.20 1.33 46
8.34 8.26 97,012 0.30 6.37 49
10.43 10.25 89,222 0.31 6.87 43
2.47 2.07 103,043 0.31 5.50 44
(8.44) (8.07) 96,652 0.31 4.42 56
6.32 5.25 96,378 0.35 4.14 65

Financial Highlights
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NUBD
7/31/25
$ 22.21 $ 0.82 $ (0.11) $ 0.71 $ (0.82) $ — $ — $ (0.82) $ 22.10 $ 22.10
7/31/24
21.87 0.61 0.46 1.07 (0.73) — — (0.73) 22.21 22.21
7/31/23
23.36 0.54 (1.36) (0.82) (0.67) — — (0.67) 21.87 21.90
7/31/22
26.29 0.41 (2.81) (2.40) (0.53) — — (0.53) 23.36 23.40
7/31/21
27.31 0.45 (0.92) (0.47) (0.55) — — (0.55) 26.29 26.30
NPFI
7/31/25
25.54 1.46 0.64 2.10 (1.43) (0.08) — (1.51) 26.13 26.12
7/31/24
(d)
25.00 0.59 0.41 1.00 (0.29) — (0.17) (0.46) 25.54 25.63
NSCR
7/31/25
27.09 0.21 3.06 3.27 (0.21) (0.23) — (0.44) 29.92 29.91
7/31/24
(d)
25.00 0.08 2.01 2.09 — — — — 27.09 27.09
NUSB
7/31/25
25.16 1.14 0.08 1.22 (1.07) — — (1.07) 25.31 25.31
7/31/24
(d)
25.00 0.52 0.03 0.55 (0.39) — — (0.39) 25.16 25.16
(a)
Based on average shares outstanding.
(b)
Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the closing market price per share over the period, including the assumed reinvestment of distributions, if any, at the closing market price per share on each ex-dividend payment date during the period. Since shares of the Fund did not trade in the secondary market until after the Fund’s commencement of operations, for the period from the commencement of operations to the first day of market trading, the NAV is used as a proxy for the market price to calculate market price returns. Total returns are not annualized.
(c)
Does not include in-kind transactions.
(d)
For the period March 5, 2024 (commencement of operations) through July 31, 2024.
(e)
Annualized.

See accompanying notes to financial statements.

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Market
Price
(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate
(c)
3.20% 3.23% $ 402,145 0.15% 3.70% 10%
5.03 4.88 368,722 0.16 2.80 13
(3.47) (3.53) 273,413 0.16 2.47 14
(9.24) (9.09) 256,945 0.16 1.64 45
(1.72) (1.90) 262,884 0.20 1.69 33
8.48 8.05 56,828 0.56 5.70 28
4.05 4.41 17,241 0.55
(e)
5.84
(e)
6
12.22 12.15 6,582 0.45 0.75 121
8.33 8.36 5,689 0.46
(e)
0.78
(e)
4
4.94 4.97 151,843 0.17 4.51 16
2.22 2.21 25,793 0.17
(e)
5.18
(e)
7

Notes to Financial Statements
1. General Information
Trust and Fund Information:
Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment
Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen AA-BBB CLO ETF (NCLO), Nuveen Core Plus Bond ETF
(NCPB), Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG), Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA), Nuveen ESG High
Yield Corporate Bond ETF (NUHY), Nuveen ESG U.S. Aggregate Bond ETF (NUBD), Nuveen Preferred and Income ETF (NPFI), Nuveen Sustainable
Core ETF (NSCR), Nuveen Ultra Short Income ETF (NUSB) (each a “Fund” and collectively, the “Funds”), among others. The Trust was organized as a
Massachusetts business trust on February 20, 2015. Shares of NCLO, NUAG, NUSA, NUHY and NUBD are listed and traded on the NYSE Arca, while shares of NCPB, NPFI, NSCR and NUSB are listed and traded on the NASDAQ Stock Market LLC. The NYSE Arca and the NASDAQ Stock Market
LLC are each an “Exchange”.
Current Fiscal Period
: The end of the reporting period for the Funds is July 31, 2025, and the period covered by these Notes to Financial
Statements is the fiscal year ended July 31, 2025 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and if necessary, asset allocation decisions. For NUAG, NUSA, NUHY and NUBD, the
Adviser has entered into a sub-advisory agreement with Teachers Advisors, LLC (“TAL”), an affiliate of the Adviser, under which TAL manages the investment portfolios of the Funds. For NCLO, NCPB, NPFI, NSCR and NUSB, the Adviser has entered into a sub-advisory agreement with Nuveen
Asset Management , LLC (“NAM”), an affiliate of the Adviser, under which NAM manages the investment portfolio of the Fund. NAM and TAL are each a “Sub-Adviser”.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of
America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The Net Asset Value ("NAV") for financial reporting purposes may differ from the NAV for processing security and creation unit transactions. The NAV for financial reporting purposes includes security and creation unit transactions through the date of the report. Total return is computed based on the NAV used for processing security and creation unit transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation:
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the current fiscal period, the Fund's investments in non-U.S. securities were as follows:

Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Segment Reporting:
In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280)
Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic
280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current fiscal period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker (“CODM”). The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement
: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax
disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
NPFI Value
% of Total
Investments
Country:
United Kingdom $ 7,602,819 13.7%
Canada 6,146,797 11.1
France 5,021,043 9.0
Spain 3,281,630 5.9
Switzerland 2,178,245 3.9
Netherlands 1,627,698 2.9
Ireland 1,375,754 2.5
Germany 629,100 1.1
Finland 396,681 0.7
Japan 202,511 0.4
Total non-U.S. Securities $28,462,278 51.2%

Notes to Financial Statements
(continued)
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S.
dollars at the prevailing rates of exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Certificates of deposit and commercial paper are valued at amortized cost, which approximates market value and are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
NCLO
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Securitized $ – $ 104,655,478 $ – $ 104,655,478
Total $ – $ 104,655,478 $ – $ 104,655,478
a

NCPB
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 19,595,627 $ – $ 19,595,627
Government Related – 1,861,928 – 1,861,928
Securitized – 22,809,906 – 22,809,906
U.S. Treasury – 9,649,602 – 9,649,602
Short-Term Investments:
Corporate Debt – 396,276 – 396,276
Total $ – $ 54,313,339 $ – $ 54,313,339
a
NUAG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 19,312,610 $ – $ 19,312,610
Government Related – 4,754,096 – 4,754,096
Securitized – 16,060,954 – 16,060,954
U.S. Treasury – 17,370,193 – 17,370,193
Investments Purchased with Collateral from Securities
Lending 189,582 – – 189,582
Total $ 189,582 $ 57,497,853 $ – $ 57,687,435
a
NUSA
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 7,787,006 $ – $ 7,787,006
Government Related – 1,864,597 – 1,864,597
Securitized – 2,315,121 – 2,315,121
U.S. Treasury – 20,218,319 – 20,218,319
Investments Purchased with Collateral from Securities
Lending 38,538 – – 38,538
Total $ 38,538 $ 32,185,043 $ – $ 32,223,581
a
NUHY
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 94,797,466 $ – $ 94,797,466
Investments Purchased with Collateral from Securities
Lending 2,996,682 – – 2,996,682
Total $ 2,996,682 $ 94,797,466 $ – $ 97,794,148
a
NUBD
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 96,103,924 $ – $ 96,103,924
Government Related – 17,502,820 – 17,502,820
Securitized – 104,979,308 – 104,979,308
U.S. Treasury – 178,500,876 – 178,500,876
Investments Purchased with Collateral from Securities
Lending 917,674 – – 917,674
Total $ 917,674 $ 397,086,928 $ – $ 398,004,602
a
NPFI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 54,966,010 $ – $ 54,966,010
U.S. Government and Agency Obligations – 617,443 – 617,443
Total $ – $ 55,583,453 $ – $ 55,583,453
a

Notes to Financial Statements
(continued)
4. Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. State Street Bank and Trust Company serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current fiscal period, the total value of the loaned securities and the total value of collateral received were as follows:
NSCR
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 6,552,483 $ – $ – $ 6,552,483
Total $ 6,552,483 $ – $ – $ 6,552,483
a
NUSB
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 84,876,974 $ – $ 84,876,974
Government Related – 149,205 – 149,205
Securitized – 20,379,755 – 20,379,755
U.S. Treasury – 4,061,431 – 4,061,431
Short-Term Investments:
Certificate of Deposit – 1,250,063 – 1,250,063
Commercial Paper – 30,794,027 – 30,794,027
Corporate Debt – 10,102,157 – 10,102,157
Repurchase Agreements – 279,000 – 279,000
Total $ – $ 151,892,612 $ – $ 151,892,612
a
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
NUSB Fixed Income Clearing Corp (FICC) $ 279,000 $ (284,635)

Purchases and Sales:
Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:
In-kind transactions during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Aggregate Value of
Securities on Loan
Fund
Fixed Income
Securities
Cash Collateral
Received*
Total Collateral
Received
NUAG $182,879 $189,582 $189,582
NUSA 37,507 38,538 38,538
NUHY 2,863,374 2,996,682 2,996,682
NUBD 889,023 917,674 917,674
*May include cash and investment of cash collateral.
Purchases Sales
Fund
Non-U.S.
Government
Purchases
U.S. Government
and Agency
Obligations
Non-U.S.
Government
Sales
U.S. Government
and Agency
Obligations
NCLO $ 126,399,003 $ — $ 21,180,161 $ —
NCPB 30,332,674 61,889,602 24,144,423 48,708,951
NUAG 8,006,583 20,399,543 8,288,499 12,431,129
NUSA 4,632,205 7,300,539 1,836,928 8,999,144
NUHY 44,878,921 — 47,480,561 —
NUBD 20,019,432 49,779,263 9,757,646 28,216,330
NPFI 56,150,955 — 13,662,559 —
NSCR 7,463,213 — 7,115,332 —
NUSB 121,312,553 5,070,318 12,720,210 999,005
Fund
In-Kind
Purchases
In-Kind
Sales
NCLO $ — $ —
NCPB 399,663 1,829,865
NUAG 25,113,712 8,251,764
NUSA 8,684,890 9,096,402
NUHY 15,150,329 7,431,849
NUBD 57,366,688 36,339,074
NPFI 631,857 5,126,900
NSCR 498,640 219,002
NUSB — —

Notes to Financial Statements
(continued)
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof
(“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen
Securities, LLC, the Funds' distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in each Fund’s respective Index and/or a specified amount of cash. Creation Units may be delivered in advance of receipt by a Fund of all or a portion of the designated portfolio securities.
In these instances the Authorized Participants must deposit cash collateral in an amount equal to the sum of the (i) cash component, (ii) all applicable fees and (iii) an amount of cash equal to a percentage of the market value of the undelivered securities, as defined in the participation agreement. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current and prior period were as follows:
NCLO
For the period
12/10/24
(commencement of
operations)
through 7/31/25
Shares Value
Subscriptions 4,150,000 $103,757,038
Redemptions (100,000) (2,504,421)
Net increase (decrease) 4,050,000 $101,252,617
NCPB NUAG
Year Ended
7/31/25
For the period
3/05/24
(commencement of
operations)
through 7/31/24
Year Ended
7/31/25
Year Ended
7/31/24
Shares Value Shares Value Shares Value Shares Value
Subscriptions 750,000 $19,004,830 1,600,000 $40,030,789 1,500,000 $31,218,134 600,000 $12,312,988
Redemptions (125,000) (3,115,595) – – (400,000) (8,421,143) (500,000) (10,351,166)
Net increase (decrease) 625,000 $15,889,235 1,600,000 $40,030,789 1,100,000 $22,796,991 100,000 $1,961,822
NUSA NUHY
Year Ended
7/31/25
Year Ended
7/31/24
Year Ended
7/31/25
Year Ended
7/31/24
Shares Value Shares Value Shares Value Shares Value
Subscriptions 400,000 $9,228,744 500,000 $11,382,469 700,000 $14,948,488 800,000 $16,620,534
Redemptions (400,000) (9,323,898) (900,000) (20,491,350) (400,000) (8,342,559) (1,600,000) (33,252,640)
Net increase (decrease) – $(95,154) (400,000) $(9,108,881) 300,000 $6,605,929 (800,000) $(16,632,106)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to bond premium amortization adjustments, complex securities character adjustments, distribution reallocations, paydowns, prior period adjustments related to return of capital, redemptions in-kind, and return of capital and long-term capital gain distributions received from portfolio investments. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
NUBD NPFI
Year Ended
7/31/25
Year Ended
7/31/24
Year Ended
7/31/25
For the period
3/05/24
(commencement of
operations)
through 7/31/24
Shares Value Shares Value Shares Value Shares Value
Subscriptions 3,400,000 $75,648,374 4,700,000 $102,065,429 1,900,000 $49,043,314 675,000 $16,890,171
Redemptions (1,800,000) (39,329,376) (600,000) (12,943,120) (400,000) (10,307,318) – –
Net increase (decrease) 1,600,000 $36,318,998 4,100,000 $89,122,309 1,500,000 $38,735,996 675,000 $16,890,171
NSCR NUSB
Year Ended
7/31/25
For the period
3/05/24
(commencement of
operations)
through 7/31/24
Year Ended
7/31/25
For the period
3/05/24
(commencement of
operations)
through 7/31/24
Shares Value Shares Value Shares Value Shares Value
Subscriptions 20,000 $503,781 220,000 $5,520,319 5,550,000 $139,990,999 1,075,000 $26,933,619
Redemptions (10,000) (235,890) (10,000) (253,663) (575,000) (14,521,266) (50,000) (1,252,136)
Net increase (decrease) 10,000 $267,891 210,000 $5,266,656 4,975,000 $125,469,733 1,025,000 $25,681,483
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NCLO $ 104,698,372 $ 170,222 $ (213,116) $ (42,894)
NCPB 54,280,483 470,816 (437,959) 32,857
NUAG 59,376,741 397,407 (2,086,713) (1,689,306)
NUSA 32,179,310 215,210 (170,940) 44,270
NUHY 97,121,111 1,896,750 (1,223,713) 673,037
NUBD 426,946,395 1,803,455 (30,745,248) (28,941,793)
NPFI 54,871,547 1,139,144 (427,238) 711,906
NSCR 5,416,729 1,224,460 (88,706) 1,135,754
NUSB 151,914,237 162,875 (184,500) (21,625)

Notes to Financial Statements
(continued)
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
As of year end, the Funds utilized the following capital loss carryforwards:
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NCLO
$ 591,275 $ — $ (42,894) $ (24,154) $ — $ — $ 524,227
NCPB
171,397 — 32,857 (527,719) — — (323,465)
NUAG
232,629 — (1,689,306) (26,857,687) — — (28,314,364)
NUSA
106,161 — 44,270 (2,326,790) — — (2,176,359)
NUHY
595,941 — 673,037 (13,965,979) — — (12,697,001)
NUBD
1,535,694 — (28,941,793) (10,698,661) — — (38,104,760)
NPFI
350,106 4,669 711,906 — — — 1,066,681
NSCR
19,145 — 1,135,754 — (113,861) — 1,041,038
NUSB
713,353 447 (21,625) — — — 692,175
7/31/25 7/31/24
Fund
Ordinary
Income
Long-Term
Capital Gains
Return
of
Capital
Ordinary
Income
Long-Term
Capital Gains
Return
of
Capital
NUAG
$ 1,964,010 $ — $ — $ 1,385,020 $ — $ —
NUSA
1,151,940 — — 1,275,430 — —
NUHY
6,076,470 — — 6,599,640 — —
NUBD
14,741,660 — — 10,481,530 — —
7/31/25
For the Period
3/05/24
(commencement of operations)
through
7/31/24
Fund
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital
NCPB $2,760,275 $– $— $497,480 $– $—
NPFI 2,925,131 – — 180,000 – 106,028
NSCR 92,080 299 — – – —
NUSB 5,691,048 – — 247,498 – —
For the Period
12/10/24
(commencement of operations)
through
7/31/25
Fund
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital
NCLO $2,778,168 $– $–
Fund
Short-Term Long-Term Total
NCLO
$ 24,154 $ — $ 24,154
NCPB
513,472 14,247 527,719
NUAG
20,526,257 6,331,430 26,857,687
NUSA
514,172 1,812,618 2,326,790
NUHY
4,990,959 8,975,020 13,965,979
NUBD
4,154,471 6,544,190 10,698,661
NPFI
— — —
NSCR
— — —
NUSB
— — —

8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser. The Adviser is responsible for substantially all other expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.
The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
As of the end of the current fiscal period, the percentage of Fund shares owned by affiliates was as follows:
Fund
Utilized
NCLO
$ —
NCPB
—
NUAG
—
NUSA
13,849
NUHY
—
NUBD
—
NPFI
—
NSCR
—
NUSB
4,318
Fund Management Fee
NCLO 0.25%
NCPB 0.30
NUAG 0.18*
NUSA 0.15
NUHY 0.30
NUBD 0.15
NPFI 0.55
NSCR 0.45
NUSB 0.17
* As of May 1, 2025, the management fee changed from 0.20% to 0.18%
Underlying Fund TIAA
Nuveen Fixed
Income Funds Total
NCLO 41% – % 41%
NCPB 66 – 66
NUAG 45 –
*
45
NUSA – – –
NUHY – – –
NUBD – – –
NPFI 70 – 70
NSCR 91 – 91
NUSB – 99 99
* Value rounded to zero.

Important Tax Information
(U
naudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Fund
Net Long-Term
Capital Gains
NCLO $ —
NCPB —
NUAG —
NUSA —
NUHY —
NUBD —
NPFI —
NSCR 299
NUSB —
Fund Percentage
NCLO
– %
NCPB
4 .9
NUAG
0 .4
NUSA
–
NUHY
0 .3
NUBD
0 .1
NPFI
33 .2
NSCR
54 .1
NUSB
1 .5

Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Qualified Interest Income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal
Revenue Code:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as
Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund Percentage
NCLO
– %
NCPB
6 .2
NUAG
0 .4
NUSA
–
NUHY
1 .1
NUBD
0 .1
NPFI
82 .3
NSCR
55 .2
NUSB
1 .5
Fund
Prior Year End to
12/31 Percentage
1/1 to Current
Year End
Percentage
NCLO
— % — %
NCPB
100.0 46.0
NUAG
88.0 85.8
NUSA
100.0 56.0
NUHY
51.8 94.2
NUBD
92.5 90.0
NPFI
14.1 12.3
NSCR
— —
NUSB
73.5 67.5
Fund Percentage
NCLO
100 .0%
NCPB
86 .0
NUAG
80 .1
NUSA
100 .0
NUHY
88 .5
NUBD
93 .3
NPFI
17 .9
NSCR
–
NUSB
71 .6

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in Independent Registered Public Accounting Firm

(a) Previous independent registered public accounting firm: On October 24, 2024, the Funds’ Board of Trustees (the “Board”), upon recommendation from the Audit Committee, notified KPMG LLP (“KPMG”) that it would be dismissed as the independent registered public accounting firm for the Funds.

Regarding the four funds that commenced operations on March 5, 2024 (NCPB, NPFI, NSCR and NUSB and collectively referred to as the “Stub Period Funds”), KPMG’s audit reports on the Stub Period Funds’ financial statements as of and for the fiscal period March 5, 2024 (commencement of operations) through July 31, 2024 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Stub Period Funds’ fiscal period March 5, 2024 (commencement of operations) through July 31, 2024, and for the subsequent interim period through October 24, 2024, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG would have caused them to make reference in connection with their opinion to the subject matter of the disagreement. During the Stub Period Funds’ fiscal period March 5, 2024 (commencement of operations) through July 31, 2024, and for the subsequent interim period through October 24, 2024, there were no reportable events (as defined in Regulation S-K Item 304(a)(1)(v)).

Regarding the four funds that commenced operations prior to March 5, 2024 (NUAG, NUSA, NUBD and NUHY and collectively referred to as the “Other Funds”; with the Stub Period Funds, referred to as the “Funds”), KPMG’s audit reports on the Other Funds’ financial statements as of and for the fiscal years ended July 31, 2024 and July 31, 2023 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Other Funds’ fiscal years ended July 31, 2024 and July 31, 2023, and for the subsequent interim period through October 24, 2024, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG would have caused them to make reference in connection with their opinion to the subject matter of the disagreement. During the Other Funds’ fiscal years ended July 31, 2024 and July 31, 2023 and for the subsequent interim period through October 24, 2024, there were no reportable events (as defined in Regulation S-K Item 304(a)(1)(v)).

The Funds provided KPMG with a copy of the foregoing disclosures and requested that KPMG furnish the Funds with a letter addressed to the U.S. Securities and Exchange Commission stating whether KPMG agrees with the above statements.

(b) New independent registered public accounting firm: On October 24, 2024, the Board, upon recommendation from the Audit Committee, appointed PricewaterhouseCoopers LLP (“PwC”) as the new independent registered public accounting firm for the Funds for the fiscal year ended July 31, 2025 audits. During the Stub Period Funds’ fiscal period March 5, 2024 (commencement of operations) through July 31, 2024 and the Other Funds’ fiscal years ended July 31, 2024 and July 31, 2023 and for the subsequent interim period through October 24, 2024, the Funds have not consulted with PwC regarding any of the matters described in Regulation S-K Item 304 (“S-K 304”), S-K 304(a)(2)(i) or S-K 304(a)(2)(ii) disclosure.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the trustees (all of whom are independent) by each Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen AA-BBB CLO ETF

Nuveen Core Plus Bond ETF

Nuveen Enhanced Yield U.S. Aggregate Bond ETF

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF

Nuveen ESG High Yield Corporate Bond ETF

Nuveen ESG U.S. Aggregate Bond ETF

Nuveen Preferred and Income ETF

Nuveen Sustainable Core ETF

Nuveen Ultra Short Income ETF

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nushares ETF Trust (the “Trust”) approved, for each applicable series of the Trust, the renewal of the investment management agreement (each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”), pursuant to which NFAL serves as investment adviser to such funds. Similarly, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with (a) in the case of Nuveen Enhanced Yield U.S. Aggregate Bond ETF, Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF, Nuveen ESG High Yield Corporate Bond ETF and Nuveen ESG U.S. Aggregate Bond ETF, Teachers Advisors, LLC (“TAL”), pursuant to which TAL serves as the sub-adviser to such Fund; and (b) in the case of Nuveen Core Plus Bond ETF, Nuveen Preferred and Income ETF, Nuveen Sustainable Core ETF and Nuveen Ultra Short Income ETF, Nuveen Asset Management, LLC (“NAM,” and TAL and NAM are each a “Sub-Adviser”), pursuant to which NAM serves as the sub-adviser to such Fund. TAL and NFAL are affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL is an indirect wholly owned subsidiary of TIAA. NAM is also an affiliate of TAL and NFAL. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of each Investment Management Agreement and Sub-Advisory Agreement with respect to each series covered by this report except for Nuveen AA-BBB CLO ETF (the “Funds”). The advisory arrangements of Nuveen AA-BBB CLO ETF have not yet been up for renewal and, accordingly, Nuveen AA-BBB CLO ETF is not a “Fund” for purposes of the discussion below.

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub- Advisory Agreements applicable to the Funds are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Advisers are collectively, the “Fund Advisers” and each a “Fund Adviser.”

To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective boards of the funds in the Nuveen complex and their committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The fund complex consists of the group of funds advised by NFAL, including the Funds, and the group of funds advised by TAL as investment adviser (collectively, the “Nuveen funds” or the “funds”). The Board and its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting a Fund Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements and reimbursements to the funds; the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); and securities lending (as applicable). The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for a Fund Adviser, if any.

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February 25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Fund Advisers and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of each Sub-Adviser and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an

1

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and sub-advisory fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a review of temporary and/ or permanent expense caps and fee waivers (as applicable); a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective Fund to those of a peer universe and to a group of peers selected by Broadridge.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the respective Sub-Advisers in providing services to the applicable Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality services to the Funds.

In its review, the Board considered that the Funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

2

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Funds, such Funds utilize the Sub-Advisers to manage the portfolios of the Funds subject to the supervision of the Adviser. Accordingly, the Board considered that the Adviser and its affiliates, among other things, oversee and review the performance of the respective Sub-Adviser and its investment team(s); evaluate Fund performance and market conditions; evaluate investment strategies and recommend changes thereto; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. As each Fund is an exchange-traded fund (each an “ETF”), such services also include, but are not limited to, performance monitoring and assessment, evaluating tax efficiencies consistent with portfolio management, reviewing tracking error (with respect to the Index ETFs, as defined below) and analyzing secondary market dynamics. As noted below, the Board also considered the Nuveen funds’ performance over various time periods throughout the year.

In addition to the portfolio management services provided to the Funds (including indirectly by overseeing the Sub-Advisers), the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

The Board considered the division of responsibilities between the Adviser and the Sub-Advisers and considered that each Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio or a portion thereof under the oversight of the Adviser and the Board. The Board considered an analysis of each Sub-Adviser provided by the Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub- advised by the Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain Nuveen funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, performance (based on net asset value) of the Funds over the quarter, one-, three- and five-year periods ending December 31, 2024 (or for such shorter periods to the extent a Fund was not in existence during such periods) on an absolute basis and as compared to the performance of comparable peers (the “Performance Peer Group”) and to a benchmark for the prescribed periods, subject to certain exceptions for the Index ETFs (as defined below). Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 (or for such shorter periods to the extent a Fund was not in existence during such periods) on an absolute basis and in comparison to the Performance Peer Group and a benchmark for the prescribed periods, subject to certain exceptions for the Index ETFs (as defined below). In its review of relative performance for Funds with a Performance Peer Group, the Board considered such Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders

3

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differing investment objectives, investment strategies, dates of inception, type and cost of leverage (if any), asset size and other factors between the Performance Peer Group and the respective Fund necessarily lead to differences in performance results. Similarly, differences in the investment objective(s) and strategies of a Fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would contribute to differences in performance results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the applicable funds as low, medium or high.

With respect to the Funds, the Board considered that certain of the Funds (the “Index ETFs”) are designed to track the performance of a specified index (the “Underlying Index”) and others are actively managed. In this regard, the Board considered that Nuveen Enhanced Yield U.S. Aggregate Bond ETF, Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF, Nuveen ESG High Yield Corporate Bond ETF and Nuveen ESG U.S. Aggregate Bond ETF were Index ETFs, and the other Funds, including Nuveen Core Plus Bond ETF, Nuveen Preferred and Income ETF, Nuveen Sustainable Core ETF and Nuveen Ultra Short Income ETF, were actively managed (“Active ETFs”).

With respect to the relative benchmark performance for the Index ETFs, the Board also considered, among other things, the Index ETF’s performance in comparison to the performance of its Underlying Index, the performance of the Underlying Index compared to the base index from which it is derived over the one-, three- and five-year periods ended December 31, 2024, and each Index ETF’s tracking error over various periods. However, given the Index ETFs’ investment objective of seeking investment results that correspond generally to the performance of their respective Underlying Index, the Board considered that the extent to which an Index ETF tracked its benchmark was of greater relevance in assessing the performance of these Funds and therefore placed more emphasis on the tracking error and correlation data. Given their objectives, the Index ETFs do not have Performance Peer Groups.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer- specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below:

•	Index ETFs

•

For each Index ETF (i.e., Nuveen Enhanced Yield U.S. Aggregate Bond ETF, Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF, Nuveen ESG High Yield Corporate Bond ETF and Nuveen ESG U.S. Aggregate Bond ETF), the Board considered, among other things, the performance of such Index ETF for the one-, three- and five-year periods ended December 31, 2024 on an absolute basis and relative return basis compared to its Underlying Index as well as its tracking error compared to its respective Underlying Index as of December 31, 2024 and as of each month end for the 2024 calendar year. Given each Index ETF’s investment objective, however, the Board placed more emphasis on its review of the tracking error data and after review of such data and other metrics, the Board considered that each Index ETF had performed in line with expectations in 2024. For each Index ETF, on the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Index ETF’s investment objective(s) and management’s discussion of performance, the Board concluded that the Index ETF’s performance supported renewal of the Advisory Agreements.

•	Active ETFs

•

For each Active ETF (i.e., Nuveen Core Plus Bond ETF, Nuveen Preferred and Income ETF, Nuveen Sustainable Core ETF and Nuveen Ultra Short Income ETF), the Board considered that such Active ETF was newly launched with a performance history too short to make a meaningful assessment of performance.

C. Fees, Expenses and Profitability

1. Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

4

The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”) established by Broadridge. In its review of such comparative fee and expense data, the Board considered, among other things, a fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group with the first quartile representing the range of funds with the lowest management fee rate or net total expense ratio, respectively, and the fourth quartile representing the range of funds with the highest management fee rate or net total expense ratio, respectively. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable). The Board further considered that differences between the applicable Fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

In their evaluation of the fee arrangements for the Funds, the Board considered that the Funds pay the Adviser a single, all-inclusive (or unified) management fee for providing or paying for all services necessary for the management and operation of the Fund, subject to certain exceptions. Given the Adviser pays the respective Fund’s expenses (subject to certain exceptions) under the unified management fee arrangement, the Board considered the expense ratios to be the more relevant comparative data point. The Board further considered the expenses of each Fund paid by the Adviser for the 2024 calendar year.

With respect to the Sub-Advisers, the Board also considered, among other things, the sub-advisory fee schedule paid to the respective Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to a Sub- Adviser is the responsibility of the Adviser, not the applicable Funds.

The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below:

•

For Nuveen Core Plus Bond ETF, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Universe. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Enhanced Yield U.S. Aggregate Bond ETF, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the fourth quartile of its Expense Group and Expense Universe, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each above the Expense Group median. Further, the Fund’s contractual management fee rate was slightly above (approximately 5 basis points) the Expense Universe median, and the Fund’s actual management fee rate and net total expense ratio also were each slightly above (within 5 basis points) the Expense Universe median, respectively. In its review, the Board considered management’s proposed reduction in the management fee.

•

For Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the fourth quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, third quartile and fourth quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median. Although the Fund’s actual management fee rate and net total expense ratio were each above the Expense Universe median, the Fund’s contractual management fee rate was slightly above (within 5 basis points) the Expense Universe median. In its review, the Board, however, considered that the Fund’s management fee was reduced in 2023, and certain strategy differences between the Fund and some of the peers limited the value of some of the relative fee data.

•

For Nuveen ESG High Yield Corporate Bond ETF, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, first quartile and second quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen ESG U.S. Aggregate Bond ETF, the Fund’s actual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Group. Given the small number of peers, the quartile ranking for the contractual management fee rate was not available. In addition, although the Fund’s actual management fee rate and net total expense ratio each ranked in the fourth quartile of its Expense Universe, the Fund’s contractual management fee rate ranked in the third quartile of its Expense Universe. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median. Although the Fund’s net total expense ratio was above the Expense Universe median, the Fund’s contractual management fee rate and actual management fee rate were each slightly above (approximately 5 basis points) the Expense Universe median.

5

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

•

For Nuveen Preferred and Income ETF, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and second quartile of its Expense Group and Expense Universe, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Sustainable Core ETF, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Group and Expense Universe, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Ultra Short Income ETF, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and second quartile of its Expense Group and Expense Universe, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, Sub-Advisers and/or their affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds, including the Index ETFs, also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as the Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that a Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given the foregoing.

3. Profitability of the Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed its affiliated sub-advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

6

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or a Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors that were applicable to the particular Fund’s advisory fee structure.

As noted above, the Board considered that the Funds pay a unified fee and as a result, any reduction in fixed costs associated with the management of these Funds would benefit the Adviser. However, the Board Members considered that the unified fee schedule provides shareholders with a level of certainty of the expenses of the Funds. The Board Members further considered that the unified fees generally provide inherent economies of scale because the applicable fund would maintain a relatively fixed fee over the annual contract period even if the particular fund’s assets declined and/or operating costs rose. The Board Members also considered that the management fees for the Adviser of other Nuveen funds generally consist of a fund-level component and complex-level component, each with its own breakpoint schedule. However, the Nuveen ETFs, including the Funds, do not have breakpoint schedules and do not participate in the complex-level fee program.

The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. In addition, the Board Members considered that the Adviser and Sub-Advisers may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or applicable Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the applicable Funds were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each applicable Fund and that the Advisory Agreements be renewed for an additional one-year period.

7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nushares ETF Trust

Date: October 3, 2025	By:	/s/ Briton Ryan
Briton Ryan
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 3, 2025	By:	/s/ Briton Ryan
Briton Ryan
Chief Administrative Officer
(principal executive officer)

Date: October 3, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)